GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 97.7%
Alabama – 1.8%
Alabama Economic Settlement Authority RB for BP Exploration & Production, Inc. Series 2016 A (A2/A-)
$5,000,000	4.000%	09/15/2033	$ 5,001,467
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
22,955,000	4.000	12/01/2025	22,702,013
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
11,770,000	4.000	12/01/2031	11,470,203
County of Jefferson AL Sewer Revenue (NR/NR)(c)
14,875,000	0.000	10/01/2050	15,193,044
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
4,600,000	5.750	10/01/2049	4,744,497
Houston County Health Care Authority RB for Southeast Alabama Medical Center Series 2016 A (NR/BBB+)
1,000,000	5.000	10/01/2024	1,021,603
1,000,000	5.000	10/01/2025	1,036,496
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	216,508
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
225,000	2.000	10/01/2024	216,508
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(d)
1,750,000	2.000	10/01/2024	1,683,952
Jefferson County Senior Lien Sewer RB Warrants Series 2013 A (AGM) (A2/AA)
740,000	5.000	10/01/2044	759,235
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA)(c)
4,420,000	0.000	10/01/2046	4,491,960
Jefferson County Senior Lien Sewer Revenue Current Interest Warrants Series 2013-A (NR/AA)
6,780,000	5.500	10/01/2053	6,977,016
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
13,500,000	6.000	10/01/2042	14,393,507
17,015,000	6.500	10/01/2053	18,172,011
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
200,000	3.875	11/01/2027	179,698
500,000	4.250	11/01/2032	419,205
Southeast Alabama Gas Supply District Gas Supply RB Series 2018A (NR/NR)(a)(b)
5,500,000	4.000	06/01/2024	5,480,725

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Southeast Energy Authority Commodity Supply RB Series 2022A-1 (NR/NR)(a)(b)
$6,000,000	5.500%	12/01/2029	$ 6,351,602
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 A (A1/NR)
3,820,000	4.000	06/01/2024	3,812,135
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(e)
	(1M USD LIBOR + 0.85%)
10,000,000	3.777	06/01/2024	9,838,511

			134,161,896

Alaska – 0.0%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
1,900,000	4.000	06/01/2050	1,848,239
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
140,000	0.500	06/01/2031	138,733

			1,986,972

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(f)
1,790,000	2.470	09/01/2024	1,693,748
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(f)
1,500,000	3.720	09/01/2027	1,338,010

			3,031,758

Arizona – 1.7%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
	(3M USD LIBOR + 0.81%)
21,670,000	3.995	01/01/2037	20,128,342
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(f)
8,000,000	6.500	11/01/2053	7,496,087
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
425,000	3.375	07/01/2041	353,075
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000	5.000	11/01/2044	1,422,708
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
570,000	5.000	01/01/2043	379,877
3,250,000	4.500	01/01/2049	1,875,029
2,095,000	5.000	01/01/2054	1,289,817

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
$1,565,000	5.000%	01/01/2037	$ 1,008,270
1,105,000	5.000	01/01/2038	699,053
300,000	5.000	01/01/2043	176,682
2,125,000	5.000	01/01/2049	1,207,460
600,000	5.125	01/01/2054	329,158
Arizona Industrial Development Authority RB for Kipp New York, Inc. Jerome Facility Series 2021 B (NR/BBB-)
620,000	4.000	07/01/2041	537,514
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	758,588
1,000,000	4.000	07/01/2051	801,555
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
365,000	5.000	05/01/2024	338,489
300,000	5.000	05/01/2029	255,290
650,000	5.000	05/01/2031	532,958
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(f)
530,000	3.000	12/15/2031	458,798
City of Chandler IDA Industrial Development RB Series 2007 (A+/NR) (PUTABLE)(a)(b)(d)
10,000,000	2.700	08/14/2023	9,934,339
City of Chandler IDA Industrial Development RB Series 2019 (A+/NR)(a)(b)
7,300,000	5.000	06/03/2024	7,416,384
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,375,000	3.000	07/01/2049	1,011,353
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
2,290,000	3.250	07/01/2049	1,710,334
7,750,000	5.000	07/01/2049	7,849,903
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
2,125,000	5.000	07/01/2045	2,218,342
City of Phoenix Civic Improvement Corporation Water System RB Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000	5.000	07/01/2030	7,544,396
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(f)
550,000	3.000	07/01/2031	472,571
1,050,000	4.000	07/01/2041	839,379
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(f)
1,100,000	4.000	07/01/2026	1,092,003
3,225,000	4.375	07/01/2031	3,208,198
3,225,000	5.000	07/01/2044	3,207,456

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)(f)
$2,500,000	6.750%	11/15/2042	$ 2,563,012
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022B-3 (NR/NR)(f)
4,500,000	5.125	11/15/2029	4,488,133
Entertainment Center Community Facilities District RB Series 2017 (NR/NR)
4,588,000	4.000	07/01/2037	4,536,294
Equitable National Charter School Revolving Loan Fund RB for Arizona IDA Series 2019A (NR/A)
1,055,000	5.000	11/01/2024	1,089,297
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
395,000	3.500	07/01/2029	352,181
376,000	4.100	07/01/2034	333,068
1,102,000	4.750	07/01/2043	933,170
Glendale City Subordinate RB Refunding Series 2017 (A1/AA)
2,500,000	5.000	07/01/2028	2,743,983
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
535,000	4.000	05/15/2031	485,094
900,000	5.000	05/15/2041	826,866
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
5,000,000	5.000	11/15/2042	5,048,484
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
380,000	4.000	02/15/2041	323,241
295,000	4.000	02/15/2046	240,495
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(f)
300,000	4.000	07/01/2030	275,269
600,000	5.000	07/01/2040	557,647
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(f)
500,000	4.000	07/01/2051	361,051
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(f)
250,000	5.000	10/01/2026	250,898
400,000	5.125	10/01/2030	404,682
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
200,000	4.000	07/01/2025	201,148
200,000	4.000	07/01/2026	201,471
200,000	4.000	07/01/2027	201,560
325,000	4.000	07/01/2028	327,484
250,000	4.000	07/01/2029	251,708
500,000	4.000	07/01/2034	495,034
700,000	5.000	07/01/2039	727,253

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(f)
$425,000	4.750%	05/01/2030	$ 405,962
225,000	5.500	05/01/2040	207,275
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
11,910,000	5.000	12/01/2037	12,108,460

			127,493,628

Arkansas – 0.4%
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
5,790,000	5.000	12/01/2047	5,982,896
4,630,000	3.200	12/01/2049	3,355,152
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000	3.000	07/01/2032	265,331
310,000	3.125	07/01/2036	239,129
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
4,700,000	3.500	07/01/2038	4,622,362
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
700,000	5.000	06/01/2023	703,081
1,030,000	5.000	06/01/2024	1,045,913
1,215,000	5.000	06/01/2025	1,249,549
1,705,000	5.000	06/01/2026	1,774,055
1,770,000	5.000	06/01/2027	1,860,632
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
550,000	5.000	08/01/2026	579,685
500,000	5.000	08/01/2028	521,659
Pulaski County Little Rock School District Construction GO Bonds Series 2017 (ST AID WITHHLDG) (Aa2/NR)
5,185,000	3.000	02/01/2024	5,185,329

			27,384,773

California – 8.2%
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA)(g)
1,000,000	0.000	08/01/2037	562,939
Anaheim Community Facilities District No. 08-1 Special Tax Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000	4.000	09/01/2024	673,412
500,000	4.000	09/01/2025	504,700
370,000	4.000	09/01/2026	374,458
415,000	4.000	09/01/2027	417,787
410,000	4.000	09/01/2028	412,136
345,000	4.000	09/01/2029	345,787
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000	5.000	05/01/2040	1,056,971

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.30%)
$12,750,000	3.430%	04/01/2027	$ 12,392,315
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000	3.540	04/01/2028	8,194,719
Beaumont Community Facilities District No. 2016-2 Special Tax Series 2019 (NR/NR)
205,000	4.000	09/01/2023	205,315
210,000	4.000	09/01/2024	211,103
220,000	4.000	09/01/2025	222,235
230,000	4.000	09/01/2026	233,165
235,000	4.000	09/01/2027	237,176
255,000	4.000	09/01/2029	255,837
275,000	4.000	09/01/2031	272,493
290,000	4.000	09/01/2032	286,455
300,000	5.000	09/01/2033	314,335
215,000	5.000	09/01/2034	224,737
330,000	5.000	09/01/2035	342,865
345,000	3.000	09/01/2036	297,471
360,000	3.000	09/01/2037	305,217
370,000	3.000	09/01/2038	308,130
380,000	3.000	09/01/2039	312,652
1,160,000	5.000	09/01/2044	1,174,947
1,475,000	5.000	09/01/2049	1,485,456
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
25,000,000	4.000	08/01/2028	24,870,655
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
245,000	4.000	06/01/2049	242,011
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
270,000	5.000	06/01/2050	266,417
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
950,000	4.000	06/01/2049	811,530
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
225,000	5.000	06/01/2049	225,719
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(g)
2,375,000	0.000	06/01/2055	465,825
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
825,000	4.000	06/01/2049	704,750
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
1,095,000	5.000	06/01/2049	1,098,311

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(g)
$12,130,000	0.000%	06/01/2055	$ 2,233,104
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(g)
45,220,000	0.000	06/01/2055	4,894,907
California Educational Facilities Authority RB for Stanford University Series 2010 U-1 (Aaa/AAA)
5,000,000	5.250	04/01/2040	5,977,099
California Educational Facilities Authority RB for Stanford University Series 2014 U-6 (Aaa/AAA)
3,500,000	5.000	05/01/2045	4,019,405
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC - M@College Project Series 2020 A (Baa3/NR)
450,000	5.000	08/01/2035	466,925
575,000	5.000	08/01/2040	583,304
550,000	5.000	08/01/2045	551,009
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
500,000	5.000	02/01/2042	509,926
California Health Facilities Financing Authority RB for Lucile Salter Packard Childrens Hospital at Stanford 2016 Series B (A1/A+)
10,000,000	5.000	08/15/2055	10,189,873
California Health Facilities Financing Authority RB for Lucile Salter Packard Children’s Hospital Series 2017 A (A1/A+)
375,000	5.000	11/15/2028	410,731
350,000	5.000	11/15/2029	382,229
565,000	5.000	11/15/2030	612,872
1,010,000	5.000	11/15/2042	1,043,777
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
5,800,000	5.000	08/15/2042	5,916,705
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
4,500,000	1.200	06/01/2028	3,927,973
California Infrastructure & Economic Development Bank RB Series A (A-/NR)
1,095,000	4.000	05/01/2039	1,082,867
1,140,000	4.000	05/01/2040	1,122,846
1,185,000	4.000	05/01/2041	1,155,228
California Infrastructure & Economic Development Bank RB Series B (A-/NR)
3,790,000	4.000	05/01/2039	3,748,007
1,755,000	4.000	05/01/2040	1,728,591
2,140,000	4.000	05/01/2041	2,086,235
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
1,300,000	5.000	02/01/2034	1,363,325
1,150,000	5.000	02/01/2035	1,199,976
775,000	5.000	02/01/2042	796,196
1,125,000	5.000	02/01/2047	1,153,092

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
$650,000	4.000%	07/01/2031	$ 644,038
1,830,000	4.000	07/01/2041	1,618,607
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
200,000	5.000	10/01/2026	207,688
200,000	5.000	10/01/2027	209,068
150,000	5.000	10/01/2028	157,657
225,000	5.000	10/01/2029	236,523
125,000	5.000	10/01/2030	130,904
225,000	5.000	10/01/2031	234,914
225,000	5.000	10/01/2032	234,579
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(f)
430,000	5.000	10/01/2034	415,876
1,125,000	5.000	10/01/2039	1,049,864
1,035,000	5.000	10/01/2049	915,428
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,275,000	5.000	07/01/2042	4,352,191
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
860,000	5.000	12/31/2023	868,785
800,000	5.000	12/31/2024	818,662
2,570,000	5.000	12/31/2026	2,679,735
2,005,000	5.000	06/30/2027	2,098,431
3,005,000	5.000	12/31/2027	3,158,818
12,225,000	5.000	12/31/2043	12,301,849
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
375,000	2.750	11/15/2027	336,097
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
645,000	2.125	11/15/2026	589,273
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
3,625,000	4.000	07/15/2029	3,529,375
California Municipal Finance Authority Student Housing RB for Bowles Hall Foundation Series 2015 A (Baa3/NR)
400,000	5.000	06/01/2035	402,776
California Pollution Control Financing Authority RB Refunding for Waste Management, Inc. Series 2015 B-1 (AMT) (NR/A-/A-2)
4,130,000	3.000	11/01/2025	3,979,939
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(f)
1,750,000	6.750	12/01/2028	1,248,636
14,195,000	7.500	12/01/2040	9,277,240

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-)
$4,000,000	4.300%	07/01/2040	$ 4,006,541
California Pollution Control Financing Authority VRD Solid Waste RB Series 2001A (A-/A-2/NR)(a)(b)
1,250,000	2.500	05/01/2024	1,222,380
California Pollution Control Financing Authority VRD Solid Waste RB Series 2003A (A-/A-2/NR) (PUTABLE)(a)(b)(d)
3,500,000	2.500	05/01/2024	3,422,665
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(f)
13,845,000	5.000	07/01/2030	13,872,833
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(f)
360,000	5.000	07/01/2023	361,332
445,000	5.000	07/01/2024	449,453
1,330,000	5.000	07/01/2029	1,355,350
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(f)
1,000,000	5.000	06/15/2040	924,264
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(f)
760,000	6.250	04/01/2052	746,889
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(f)
900,000	5.000	10/01/2042	919,372
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(f)
950,000	5.250	07/01/2052	879,111
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(f)
1,000,000	6.250	06/01/2042	1,017,320
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(f)
195,000	3.000	10/01/2030	180,789
500,000	5.000	10/01/2040	509,309
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(f)
290,000	2.000	10/01/2025	274,076
400,000	3.000	10/01/2031	366,299
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(f)
680,000	4.000	07/01/2030	631,496
1,250,000	5.000	07/01/2040	1,185,727
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (NR/NR)(f)
435,000	5.000	06/01/2041	403,817

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 B (NR/NR)(f)
$400,000	4.875%	06/01/2027	$ 370,471
California School Finance Authority RB Refunding Series 2016 (NR/BBB)(f)
3,925,000	5.000	08/01/2046	3,914,186
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000	5.000	08/01/2046	1,306,907
California State Various Purpose GO Refunding Bonds Series 2020 (Aa2/AA-)
5,000,000	4.000	11/01/2038	5,046,728
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
130,000	5.000	09/01/2030	134,343
135,000	5.000	09/01/2037	137,780
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(f)
1,375,000	7.250	09/01/2050	1,319,382
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
625,000	4.000	09/01/2041	560,110
530,000	4.000	09/01/2051	444,932
California Statewide Communities Development Authority Infrastructure Program RB for Pacific Highlands Ranch Series 2019 (NR/NR)
875,000	5.000	09/02/2034	930,969
595,000	5.000	09/02/2039	618,307
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
2,630,000	5.000	09/02/2033	2,791,599
875,000	5.000	09/02/2038	908,599
350,000	5.000	09/02/2043	357,797
1,040,000	5.000	09/02/2048	1,055,683
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 A (NR/NR)
3,781,000	5.000	09/02/2029	3,991,944
California Statewide Communities Development Authority Infrastructure Programme Special Assessment Bonds Series 2019 B (NR/NR)
645,000	4.000	09/02/2023	644,578
670,000	4.000	09/02/2024	670,641
1,500,000	5.000	09/02/2034	1,595,042
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(f)
650,000	3.000	06/01/2029	581,762

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
$365,000	5.000%	08/01/2028	$ 386,857
300,000	5.000	08/01/2029	317,168
315,000	5.000	08/01/2030	332,929
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(f)
400,000	5.000	07/01/2024	399,147
900,000	5.000	07/01/2029	870,941
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
150,000	5.000	04/01/2030	159,062
70,000	5.000	04/01/2031	74,075
385,000	4.000	04/01/2032	386,049
455,000	4.000	04/01/2034	455,859
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2021 A (NR/A-)
3,235,000	3.000	04/01/2037	2,638,677
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
3,835,000	5.500	12/01/2054	3,852,389
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 B (NR/BB-)
7,000,000	6.000	12/01/2024	7,129,033
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2016 A (NR/BB-)(f)
1,725,000	5.000	12/01/2031	1,762,535
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,710,000	4.000	09/02/2028	1,713,313
1,250,000	5.000	09/02/2040	1,285,509
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
1,250,000	5.000	09/02/2038	1,297,998
1,500,000	5.000	09/02/2048	1,521,131
California Statewide Communities Development Authority Special Assessment for Statewide Community Infrastructure Program Series 2019 C (NR/NR)
345,000	4.000	09/02/2023	345,110
355,000	4.000	09/02/2024	356,247
1,015,000	4.000	09/02/2029	1,025,393
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
450,000	5.125	09/01/2042	453,521

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
$5,025,000	5.000%	05/15/2042	$ 5,034,450
1,800,000	5.000	05/15/2047	1,772,473
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
1,175,000	5.000	05/15/2040	1,179,971
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
3,990,000	1.750	09/01/2029	3,290,959
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(g)
22,510,000	0.000	06/01/2046	3,243,329
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
230,000	4.000	09/01/2026	233,086
245,000	4.000	09/01/2027	248,524
250,000	4.000	09/01/2028	253,599
165,000	3.000	09/01/2037	133,240
170,000	3.000	09/01/2038	134,817
175,000	3.000	09/01/2039	136,731
180,000	3.000	09/01/2040	136,824
620,000	3.125	09/01/2044	458,905
Citrus Community College District GO Bonds Capital Appreciation for Election of 2004 Series 2009 C (Aa1/AA)(g)
3,500,000	0.000	06/01/2034	2,303,817
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000	4.000	09/01/2042	537,855
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
825,000	4.000	09/01/2041	742,163
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(f)
100,000	4.000	09/01/2026	99,881
150,000	4.000	09/01/2031	147,560
650,000	4.000	09/01/2036	606,485
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000	4.000	09/01/2029	1,133,425
1,275,000	4.000	09/01/2032	1,261,414
485,000	4.000	09/01/2040	440,978
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,000,000	5.250	09/01/2042	2,067,080
2,000,000	5.375	09/01/2047	2,062,302
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
700,000	4.000	09/01/2045	598,955

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(f)
$1,000,000	5.000%	09/01/2035	$ 1,053,782
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (Aa2/AA)
3,750,000	5.000	05/15/2026	3,958,311
3,150,000	5.000	05/15/2028	3,408,934
City of Los Angeles Department of Airports International Airport Subordinate RB 2022 Series A (AMT) (Aa3\AA-)
180,000	5.000	05/15/2030	195,488
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
305,000	4.000	09/01/2028	307,838
330,000	4.000	09/01/2030	329,177
150,000	3.000	09/01/2038	116,315
160,000	3.000	09/01/2039	121,741
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,140,000	5.000	04/01/2024	1,145,396
1,325,000	5.000	04/01/2027	1,353,431
1,000,000	5.000	04/01/2029	1,029,187
1,250,000	5.000	04/01/2030	1,285,294
1,500,000	5.000	04/01/2031	1,541,199
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000	4.000	09/01/2030	164,481
190,000	4.000	09/01/2033	186,710
200,000	4.000	09/01/2036	189,714
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
670,000	4.000	09/02/2026	673,963
800,000	4.000	09/02/2031	793,268
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2026	103,941
100,000	5.000	09/01/2027	104,158
95,000	5.000	09/01/2028	98,890
95,000	5.000	09/01/2029	98,604
135,000	5.000	09/01/2031	139,378
245,000	5.000	09/01/2032	252,641
225,000	5.000	09/01/2033	231,739
145,000	5.000	09/01/2034	149,062
150,000	5.000	09/01/2035	153,734
680,000	5.000	09/01/2036	695,437
270,000	5.000	09/01/2037	275,628
245,000	5.000	09/01/2038	249,750
485,000	5.000	09/01/2039	493,463
City of Roseville CA ST Series 2019 (NR/NR)
85,000	4.000	09/01/2023	85,092
80,000	4.000	09/01/2024	80,408
150,000	4.000	09/01/2025	151,524
275,000	5.000	09/01/2026	289,964
210,000	5.000	09/01/2027	224,070

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Roseville CA ST Series 2019 (NR/NR) – (continued)
$160,000	5.000%	09/01/2028	$ 172,771
170,000	5.000	09/01/2029	183,223
110,000	5.000	09/01/2030	117,781
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
325,000	3.000	09/01/2029	301,600
815,000	5.000	09/01/2034	867,090
445,000	5.000	09/01/2039	462,686
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
70,000	4.000	09/01/2024	70,312
95,000	4.000	09/01/2026	96,177
65,000	5.000	09/01/2030	69,855
190,000	4.000	09/01/2032	189,323
225,000	4.000	09/01/2034	221,307
265,000	4.000	09/01/2036	253,984
305,000	4.000	09/01/2038	286,375
330,000	4.000	09/01/2040	303,009
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(f)
495,000	4.000	09/01/2028	502,976
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
4,650,000	5.000	05/01/2048	4,858,914
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
26,310,000	5.000	05/01/2049	26,640,046
City of Santa Paula Special Tax for Harvest Community Facilities District No. 1 Series 2020 (NR/NR)
600,000	5.000	09/01/2035	630,262
1,000,000	5.000	09/01/2040	1,022,557
City of Santee Community Facilities District No. 2017-1 Special Tax Bonds Series 2019 (NR/NR)
1,420,000	4.000	09/01/2044	1,266,681
City of Stockton Community Facilities District No. 2005-1 Special Tax Bonds Series 2019 (NR/NR)
320,000	2.000	09/01/2024	305,998
330,000	2.250	09/01/2026	305,470
350,000	2.375	09/01/2028	314,056
380,000	2.750	09/01/2031	334,887
405,000	3.000	09/01/2033	356,451
415,000	3.000	09/01/2034	360,245
270,000	3.000	09/01/2035	229,068
900,000	3.125	09/01/2037	743,628
740,000	3.125	09/01/2039	595,854
810,000	3.250	09/01/2041	638,906
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
345,000	5.000	09/01/2044	349,511

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Upland Community Facilities District No. 2015-1 Special Tax Improvement Area No.1 Series 2019 B (NR/NR)
$95,000	3.125%	09/01/2037	$ 80,971
700,000	3.250	09/01/2041	567,381
600,000	3.500	09/01/2049	476,975
Commerce Community Development Commission Successor Agency Tax Allocation Refunding Series 2016 A (AGM) (NR/AA)
275,000	3.125	08/01/2035	260,914
Community Facilities District of the Menifee Union School District Improvement Area Special Tax Bonds (NR/NR)
850,000	5.000	09/01/2042	859,629
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
450,000	5.000	09/01/2034	474,912
725,000	5.000	09/01/2039	751,459
County of Los Angeles CA Community Facilities District NO 2021-01
2,250,000	5.000	09/01/2047	2,254,269
County of Sacramento RB Refunding for Airport System Series 2018 C (AMT) (A2/A+)
1,225,000	5.000	07/01/2039	1,263,759
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
1,165,000	5.000	09/01/2027	1,207,000
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
395,000	3.125	09/01/2044	289,471
1,630,000	3.125	09/01/2049	1,140,650
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
3,255,000	4.000	01/15/2046	3,005,578
Folsom Ranch Financing Authority Special Tax for City of Folsom Community Facilities District No. 21 Series 2021 (NR/NR)
415,000	4.000	09/01/2046	359,869
500,000	4.000	09/01/2050	423,439
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
1,300,000	3.950	01/15/2053	1,152,681
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
15,850,000	3.850	06/01/2050	14,013,545
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)(b)
22,180,000	5.000	06/01/2028	24,987,453
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
13,395,000	5.000	06/01/2025	14,175,069
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(f)
665,000	4.000	06/01/2036	673,559

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
$1,000,000	3.678%	06/01/2038	$ 932,621
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
1,400,000	5.000	03/01/2057	1,406,588
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
650,000	5.000	09/01/2025	676,624
650,000	5.000	09/01/2026	686,057
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
480,000	5.000	09/01/2025	499,661
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
430,000	5.000	09/01/2026	453,096
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
180,000	4.000	09/01/2025	181,329
175,000	4.000	09/01/2026	176,690
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2019 A (NR/NR)
350,000	5.000	09/01/2030	376,030
310,000	5.000	09/01/2032	329,917
360,000	5.000	09/01/2034	379,362
460,000	5.000	09/01/2036	478,774
Lammersville Joint Unified School District Improvement Community Facilities District No. 2014-1 Special Tax Bonds Series 2019 (NR/NR)
775,000	5.000	09/01/2043	787,233
2,500,000	5.000	09/01/2048	2,519,149
Lammersville Joint Unified School District No. 2002 Special Tax Refunding for Community Facilities Series 2017 (AGM) (NR/AA)
3,000,000	3.500	09/01/2035	2,861,441
Los Angeles Department of Airports RB Senior Refunding Series 2018 B (AMT) (Aa2/AA)
2,335,000	5.000	05/15/2034	2,480,833
Los Angeles Department of Airports Subordinated RB Series 2018 A (AMT) (Aa3/AA-)
7,000,000	5.250	05/15/2048	7,199,532
Los Angeles Department of Airports Subordinated RB Series 2018 C (AMT) (Aa3/AA-)
1,000,000	5.000	05/15/2035	1,043,346
Los Angeles Department of Airports Subordinated RB Series 2018 D (AMT) (Aa3/AA-)
6,000,000	5.000	05/15/2030	6,453,946
Los Angeles Unified School District 2014 GO Refunding Bonds Series C (A+/Aa3)
4,520,000	5.000	07/01/2027	4,667,903
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)(g)
2,000,000	0.000	08/01/2037	1,089,494

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Menifee Union School District Riverside County GO Bonds Capital Appreciation for Election of 2008 Series 2009 C (AGC) (Aa3/AA)(g) – (continued)
$4,500,000	0.000%		08/01/2038	$ 2,327,160
4,500,000	0.000		08/01/2039	2,210,137
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (NATL) (NR/AA-)(g)
1,205,000	0.000		08/01/2026	1,080,131
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(g)
2,510,000	0.000		08/01/2035	1,559,189
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000	6.500		11/01/2039	2,093,754
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
3,105,000	6.125		11/01/2029	3,436,597
2,000,000	6.500		11/01/2039	2,392,862
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000	5.750		08/01/2035	5,380,358
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(e)
	(3M USD LIBOR + 0.72%)
4,025,000	3.905		07/01/2027	3,964,427
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
2,150,000	0.000	(g)	08/01/2031	1,565,752
4,150,000	0.000	(g)	08/01/2032	2,888,341
3,500,000	0.000	(g)	08/01/2033	2,326,775
6,450,000	7.000		08/01/2038	7,454,302
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
590,000	4.000		09/01/2023	590,793
320,000	4.000		09/01/2024	321,732
400,000	4.000		09/01/2025	404,064
1,490,000	4.000		09/01/2026	1,507,952
305,000	4.000		09/01/2027	307,464
500,000	4.000		09/01/2028	503,454
1,780,000	4.000		09/01/2029	1,790,093
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
1,800,000	5.000		09/01/2042	1,803,865
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000	4.000		09/01/2041	786,145
555,000	4.000		09/01/2046	476,423
Riverside County Transportation Commission Toll Revenue Senior Lien Refunding Bonds 2021 Series B-1 (A/BBB+)
2,230,000	4.000		06/01/2037	2,195,981
2,965,000	4.000		06/01/2038	2,898,453
3,845,000	4.000		06/01/2039	3,725,038
1,755,000	4.000		06/01/2040	1,683,476
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000		09/01/2027	196,557

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR) – (continued)
$205,000	4.000%	09/01/2028	$ 205,974
210,000	4.000	09/01/2029	209,976
220,000	4.000	09/01/2030	218,592
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
750,000	5.000	09/01/2025	781,302
1,075,000	5.000	09/01/2026	1,136,152
1,000,000	5.000	09/01/2027	1,070,557
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000	5.000	09/01/2031	106,901
185,000	5.000	09/01/2032	197,643
165,000	5.000	09/01/2033	175,640
175,000	4.000	09/01/2034	172,605
150,000	4.000	09/01/2035	146,043
125,000	3.000	09/01/2036	103,384
470,000	5.000	09/01/2039	487,853
250,000	3.250	09/01/2041	197,339
400,000	5.000	09/01/2045	408,159
1,000,000	5.000	09/01/2049	1,015,394
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000	2.500	09/01/2037	621,321
600,000	4.000	09/01/2041	543,882
4,480,000	4.000	09/01/2050	3,835,752
Sacramento City Unified School District GO RB Refunding Series 2015 (AGM) (NR/AA)
1,000,000	5.000	07/01/2029	1,028,874
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e)
	(3M USD LIBOR + 0.55%)
21,905,000	3.740	06/01/2034	20,727,052
San Diego Community College District 2016 GO Refunding Bonds (AAA/Aaa)(b)
5,500,000	5.000	08/01/2026	5,962,711
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,850,000	4.000	07/01/2039	2,661,337
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2\NR)
10,950,000	4.000	07/01/2040	10,134,500
San Diego Unified School District GO Bonds for Election of 2008 Series 2010 C (Aa2/AA-)(g)
5,000,000	0.000	07/01/2039	2,545,402
San Diego Unified School District GO Bonds for Election of 2012 Series 2013 C (Aa2/AA-)(b)
3,500,000	4.000	07/01/2023	3,519,959
San Francisco City & County Airport Commission RB Refunding for San Francisco International Airport Second Series 2013 A (AMT) (A1/A)
2,000,000	5.500	05/01/2028	2,012,091

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB Unrefunded for San Francisco International Airport Second Series 2018 G (AMT) (NR/A)
$1,300,000	5.000%	05/01/2027	$ 1,373,390
San Francisco City & County Redevelopment Financing Authority Tax Allocation for Mission Bay South Redevelopment Series 2016 C (NR/A-)
1,000,000	5.000	08/01/2033	1,064,213
San Jacinto Unified School District Financing Authority Special Tax RB Series 2019 (NR/NR)
500,000	5.000	09/01/2036	512,831
San Joaquin Hills Transportation Corridor Agency RB Refunding for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)(g)
1,715,000	0.000	01/15/2026	1,539,671
San Joaquin Hills Transportation Corridor Agency RB Refunding for Toll Road Senior Lien Series 2014 A (NR/A)(b)
1,000,000	5.000	01/15/2025	1,047,506
State of California GO Bonds Various Purpose GO Refunding Bonds (Aa2\AA-)
5,000,000	5.000	11/01/2031	5,828,263
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
10,775,000	4.000	03/01/2037	11,019,191
Stockton Unified School District GO Refunding Bonds Series 2016 (Aa3/A+)
2,735,000	5.000	08/01/2025	2,903,006
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
1,755,000	4.000	06/01/2049	1,728,077
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A)
885,000	5.000	06/01/2026	916,368
1,180,000	5.000	06/01/2027	1,232,499
920,000	5.000	06/01/2028	968,372
1,780,000	5.000	06/01/2029	1,883,288
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 A-1 (NR/A-)
1,745,000	5.000	06/01/2032	1,840,421
870,000	5.000	06/01/2034	910,797
435,000	5.000	06/01/2035	452,574
870,000	5.000	06/01/2036	902,969
870,000	5.000	06/01/2039	893,433
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
2,715,000	5.000	06/01/2048	2,699,618
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(g)
7,975,000	0.000	06/01/2054	1,426,413

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
$475,000	2.375%	09/02/2041	$ 311,535
1,050,000	2.500	09/02/2046	659,682
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,200,000	5.000	10/01/2026	1,269,262
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
580,000	5.000	10/01/2029	633,931
490,000	5.000	10/01/2030	537,028
1,025,000	5.000	10/01/2031	1,117,826
880,000	5.000	10/01/2033	949,886
615,000	5.000	10/01/2035	650,892
705,000	5.000	10/01/2036	740,572
880,000	5.000	10/01/2037	921,196
880,000	5.000	10/01/2038	917,980
880,000	5.000	10/01/2039	918,145
970,000	5.000	10/01/2040	1,006,570
950,000	5.000	10/01/2045	973,741
205,000	2.400	10/01/2049	193,515
995,000	5.000	10/01/2049	1,006,572
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (NATL) (Baa2/AA-)(g)
1,175,000	0.000	08/01/2025	1,087,986
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
800,000	5.000	09/01/2047	807,820

			627,121,368

Colorado – 4.2%
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (Aa2/NR)
6,910,000	5.250	12/01/2040	7,367,286
Adams County School District No. 1 GO Taxable Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/NR)(b)
325,000	5.250	12/01/2026	356,225
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,425,000	4.700	12/01/2047	1,135,671
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
2,975,000	5.500	12/01/2050	2,574,939
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(c)(f)
1,855,000	0.000	12/01/2049	1,522,684
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/AA)
14,305,000	5.000	03/01/2043	15,247,824

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Board of Governors of Colorado State University System RB Refunding Series 2017 C (ST HGR ED INTERCEPT PROG) (NR/NR)(b)
$9,555,000	5.000%	03/01/2028	$ 10,648,598
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Series 2017 A (NR/NR)
525,000	5.000	12/01/2037	506,261
Brighton Crossing Metropolitan District No. 6 GO Bonds Series 2020 A (NR/NR)
525,000	5.000	12/01/2035	489,888
515,000	5.000	12/01/2040	459,125
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(f)
1,120,000	5.000	12/01/2040	1,045,739
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
1,000,000	5.250	12/01/2038	951,628
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
515,000	5.000	12/01/2041	457,450
Cherry Creek Colorado School District No. 5 GO Bonds Series 2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000	6.000	12/15/2029	4,039,077
10,805,000	6.000	12/15/2030	12,428,285
City Center West Residential Metropolitan District No. 2 GO Bonds Senior Series 2019 A (NR/NR)
1,035,000	5.000	12/01/2049	904,971
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
11,000,000	5.250	12/01/2043	11,395,700
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
5,500,000	5.000	11/15/2053	5,605,130
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
5,000,000	5.500	11/15/2053	5,310,817
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
900,000	4.000	10/01/2056	707,085
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
150,000	4.000	05/01/2036	136,030
150,000	4.000	05/01/2041	128,226
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(f)
300,000	5.000	02/01/2034	289,839
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(f)
1,100,000	5.000	10/01/2029	1,122,419
2,500,000	5.000	10/01/2039	2,361,535

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB Refunding for STEM School & Academy Project Series 2019 (Baa3/NR)
$305,000	4.000%	11/01/2029	$ 292,770
400,000	5.000	11/01/2039	395,664
Colorado Educational & Cultural Facilities Authority RB Refunding for West Ridge Academy Charter School Project Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000	5.000	06/01/2049	326,666
350,000	5.000	06/01/2054	351,474
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
650,000	5.000	09/01/2052	652,218
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
700,000	5.000	11/01/2049	666,536
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,040,000	6.000	07/01/2036	2,893,177
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
1,925,000	6.000	07/01/2031	1,873,889
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (Baa1/A-)
3,965,000	5.000	08/01/2025	4,122,987
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (Baa1/A-)
6,400,000	5.500	11/01/2047	6,745,078
8,000,000	5.250	11/01/2052	8,219,325
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
1,800,000	4.000	09/01/2050	1,468,820
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
21,534,543	5.000	07/01/2057	17,025,658
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
3,900,000	4.000	11/15/2043	3,633,737
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2030	1,066,389
270,000	5.000	08/01/2035	282,885
3,010,000	4.000	08/01/2044	2,594,823
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,047,723
2,500,000	5.000	08/01/2036	2,606,247
1,500,000	5.000	08/01/2038	1,550,935
3,035,000	5.000	08/01/2039	3,126,346
Colorado Health Facilities Authority RB Refunding for Evangelical Lutheran Good Samaritan Society Project Series 2017 (NR/NR)(b)
1,150,000	5.000	06/01/2027	1,254,270

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Refunding for Sanford Obligated Group Series 2019 A (NR/A+)
$1,730,000	4.000%	11/01/2039	$ 1,633,030
12,310,000	5.000	11/01/2039	12,597,690
6,105,000	5.000	11/01/2044	5,979,585
Colorado Health Facilities Authority RB Refunding for Sisters of Charity of Leavenworth Health System, Inc. Obligated Group Series 2019 A (Aa3/AA-)
2,640,000	4.000	01/01/2036	2,688,680
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
1,225,000	5.000	11/01/2025	1,287,028
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
3,495,000	4.000	08/01/2049	2,931,317
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
775,000	5.250	12/01/2051	660,329
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,210,000	4.000	12/01/2029	2,915,515
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
889,000	5.000	12/01/2039	830,220
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(f)
740,000	5.000	12/01/2029	673,727
1,940,000	5.500	12/01/2039	1,663,597
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(f)
2,730,000	5.000	12/01/2029	2,499,676
3,105,000	5.500	12/01/2039	2,690,385
Denver City & County Airport RB Refunding Series 2018 A (AMT) (A2/A)
1,500,000	5.000	12/01/2038	1,554,291
Denver City & County Airport RB Series 2013 A (AMT) (A2/A)
5,000,000	5.500	11/15/2029	5,074,607
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
27,295,000	5.000	10/01/2032	26,838,783
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(f)
5,145,000	5.000	12/01/2026	5,404,203
5,285,000	5.000	12/01/2027	5,599,864
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
1,235,000	5.000	12/01/2033	1,255,701
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
640,000	5.000	12/01/2030	655,729
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
300,000	5.000	12/01/2031	306,220

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
$765,000	5.000%	12/01/2024	$ 784,747
205,000	5.000	12/01/2025	213,104
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(f)
4,760,000	5.000	12/01/2024	4,882,872
1,000,000	5.000	12/01/2034	1,039,697
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
880,000	5.000	12/01/2030	939,257
3,500,000	5.000	12/01/2032	3,701,963
Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area RB Series 2018 A (NR/NR)(f)
4,355,000	5.250	12/01/2039	4,370,326
E-470 Public Highway Authority RB Refunding Series 2010 A (AGM-CR) (A2/AA)(g)
1,500,000	0.000	09/01/2035	925,487
E-470 Public Highway Authority RB Refunding Series 2020 A (A2/A)
1,145,000	5.000	09/01/2034	1,289,026
2,335,000	5.000	09/01/2036	2,570,400
E-470 Public Highway Authority RB Series 2010 A (A2/A)(g)
6,000,000	0.000	09/01/2040	2,722,414
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(f)
2,800,000	5.550	12/01/2047	2,776,165
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
175,000	3.000	12/01/2029	150,960
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR) (NR/NR)
570,000	3.750	12/01/2034	452,291
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
650,000	4.000	12/01/2031	571,390
Hogback Metropolitan District LT GO Bonds Series 2021A3 (NR/NR) (NR/NR)
725,000	5.000	12/01/2041	643,983
1,550,000	5.000	12/01/2051	1,296,950
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
900,000	5.000	12/01/2039	839,358
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A (NR/NR)(f)
1,070,000	5.500	12/01/2050	981,166
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,236,000	4.250	12/01/2046	7,260,162
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
1,375,000	5.000	12/01/2039	1,286,937
1,000,000	5.000	12/01/2049	890,387
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,185,000	5.750	12/01/2050	1,126,905

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
$1,105,000	6.500%	12/01/2042	$ 1,069,037
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,380,000	5.000	12/01/2039	1,277,133
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000	3.500	12/01/2041	2,147,476
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,450,000	7.000	12/01/2052	2,471,939
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
500,000	5.500	12/01/2048	468,860
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
160,000	4.000	12/01/2023	160,774
175,000	4.000	12/01/2024	176,576
100,000	4.000	12/01/2025	101,159
315,000	4.000	12/01/2026	318,452
290,000	4.000	12/01/2029	292,027
205,000	4.000	12/01/2030	201,057
225,000	4.000	12/01/2031	219,463
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(f)
500,000	4.000	12/01/2035	416,976
500,000	5.000	12/01/2041	447,479
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
925,000	5.000	12/01/2040	857,771
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
650,000	5.000	12/01/2049	581,872
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(b)
1,000,000	5.625	12/01/2023	1,051,665
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
2,000,000	6.250	11/15/2028	2,157,423
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
5,000,000	5.000	12/01/2039	4,651,841
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,250,000	4.000	12/01/2036	1,021,732
2,000,000	4.000	12/01/2041	1,500,629
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
899,000	5.000	12/01/2049	800,123
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1\NR)
450,000	5.000	07/15/2028	471,569
715,000	5.000	01/15/2029	751,161
400,000	5.000	07/15/2029	421,605

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation Distrcit Private Activity Bonds for Denver Transit Partners Eagle P3 Project Series 2020 (Baa1\NR) – (continued)
$500,000	5.000%	01/15/2030	$ 528,362
350,000	5.000	07/15/2030	370,999
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000	5.000	12/01/2049	763,203
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
2,875,000	5.000	12/01/2039	2,684,281
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(b)
386,000	4.500	12/01/2023	402,264
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,240,000	5.000	12/01/2049	1,166,638
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
75,000	5.000	12/01/2025	78,812
125,000	5.000	12/01/2026	133,175
150,000	5.000	12/01/2027	161,731
235,000	5.000	12/01/2028	256,733
175,000	5.000	12/01/2029	193,544
300,000	4.000	12/01/2030	316,771
300,000	4.000	12/01/2031	315,794
375,000	4.000	12/01/2032	394,478
220,000	4.000	12/01/2034	230,225
325,000	4.000	12/01/2039	325,072
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	448,620
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-1 (Ba1/NR)
1,000,000	5.000	12/01/2037	962,451
Southlands Metropolitan District No. 1 GO Refunding Bonds Series 2017 A-2 (Ba1/NR)
100,000	3.500	12/01/2027	91,793
115,000	5.000	12/01/2037	110,682
325,000	5.000	12/01/2047	295,716
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
1,000,000	5.000	12/01/2037	957,344
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
350,000	5.000	12/01/2032	374,064
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
1,805,000	3.750	12/01/2040	1,417,763
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
925,000	4.150	12/01/2030	862,583
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA)
195,000	5.000	12/01/2026	209,236

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District GO Refunding Bonds Series 2020 (AGM) (NR/AA) – (continued)
$205,000	5.000%	12/01/2027	$ 222,972
210,000	5.000	12/01/2028	231,199
210,000	5.000	12/01/2029	233,625
215,000	5.000	12/01/2030	238,404
230,000	5.000	12/01/2031	254,488
250,000	5.000	12/01/2032	275,991
255,000	5.000	12/01/2033	280,649
285,000	5.000	12/01/2034	311,608
100,000	5.000	12/01/2035	108,625
Vauxmont Metropolitan District Limited Tax Convertible to Unlimited Tax GO Refunding Bonds Series 2019 (AGM) (NR/AA)
115,000	5.000	12/15/2023	116,947
130,000	5.000	12/15/2024	134,893
125,000	5.000	12/15/2025	132,479
135,000	5.000	12/15/2026	144,505
125,000	5.000	12/15/2027	133,909
125,000	5.000	12/15/2028	134,025
125,000	5.000	12/15/2029	134,005
125,000	5.000	12/15/2030	133,991
135,000	5.000	12/15/2031	144,609
160,000	5.000	12/15/2032	171,266
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,000,000	5.000	12/01/2040	895,238
Wild Plum Metropolitan District GO Bonds Series 2019 A (NR/NR)(b)
595,000	5.000	12/01/2024	625,448
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
1,230,000	5.375	12/01/2048	1,143,205

			321,136,387

Connecticut – 2.0%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
450,000	5.000	08/01/2026	476,310
965,000	5.000	08/01/2027	1,031,578
1,165,000	5.000	08/01/2028	1,254,953
750,000	5.500	08/01/2029	830,536
350,000	5.500	08/01/2030	386,525
525,000	5.500	08/01/2031	577,681
500,000	5.500	08/01/2032	549,142
405,000	5.500	08/01/2033	443,794
City of New Haven GO Refunding Bonds Series 2019 B (AGM) (A2/AA)
600,000	5.000	02/01/2027	643,631
1,050,000	5.000	02/01/2028	1,142,847
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(f)
1,500,000	11.000	12/01/2027	1,508,475
Connecticut State GO Bonds Series 2018 C (Aa3/A+)
680,000	5.000	06/15/2028	756,388
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/A+)
5,000,000	5.000	04/15/2028	5,545,717

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(f)
$400,000	5.000%	01/01/2030	$ 401,123
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-1 (NR/NR)(b)(f)
650,000	3.250	01/15/2023	650,020
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 B-2 (NR/NR)(b)(f)
100,000	2.750	01/15/2023	99,987
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
390,000	5.000	07/01/2025	395,037
575,000	5.000	07/01/2026	585,063
440,000	5.000	07/01/2027	448,689
530,000	5.000	07/01/2028	541,364
485,000	5.000	07/01/2029	495,510
875,000	5.000	07/01/2030	891,173
645,000	5.000	07/01/2031	655,027
575,000	5.000	07/01/2032	582,051
475,000	5.000	07/01/2033	478,824
450,000	5.000	07/01/2034	451,252
870,000	4.000	07/01/2039	727,520
Great Pond Improvement District RB for Great Pond Phase 1 Project Series 2019 (NR/NR)(f)
3,645,000	4.750	10/01/2048	3,162,499
Hartford County Metropolitan District GO Bonds Series 2016 C (AGM) (Aa3/AA)
5,540,000	5.000	11/01/2026	6,000,946
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(f)
3,750,000	7.000	02/01/2045	3,755,219
State of Connecticut GO Bonds 2020 Series A (Aa3/A+)
5,000,000	4.000	01/15/2036	5,080,289
State of Connecticut GO Bonds Series 2018 (Aa3/A+)
1,770,000	5.000	06/15/2027	1,938,017
755,000	5.000	06/15/2029	839,593
State of Connecticut GO Unlimited Bonds Series 2019 A (Aa3/A+)
1,500,000	5.000	04/15/2025	1,576,712
1,350,000	5.000	04/15/2028	1,497,344
1,000,000	5.000	04/15/2035	1,092,703
1,000,000	5.000	04/15/2036	1,084,453
1,000,000	5.000	04/15/2039	1,070,698
State of Connecticut Health & Educational Facilities Authority RB for Yale University Issue 2016A-1 (Aaa/AAA)(a)
25,860,000	1.800	07/01/2042	25,860,000
State of Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
2,290,000	1.800	07/01/2024	2,216,269
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR\AAA) (PUTABLE)(a)(b)(d)
15,000,000	1.100	02/11/2025	14,184,549

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
$2,285,000	5.375%	07/01/2052	$ 2,168,853
State of Connecticut State Revolving Fund RB Series 2017 A (Aaa/AAA)
9,655,000	5.000	05/01/2036	10,406,746
State of Connecticut State Revolving Fund RB Series 2019 A (Aaa/AAA)
5,000,000	5.000	02/01/2032	5,645,650
4,000,000	5.000	02/01/2033	4,504,652
14,215,000	5.000	02/01/2036	15,745,850
8,640,000	5.000	02/01/2037	9,496,564
6,295,000	5.000	02/01/2039	6,873,767
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(f)
480,000	4.000	04/01/2036	416,566
400,000	4.000	04/01/2041	324,714
West Haven GO Bonds Series 2017 A (Baa3/BBB)
325,000	5.000	11/01/2025	342,809
325,000	5.000	11/01/2026	348,614
325,000	5.000	11/01/2027	353,351
West Haven GO Bonds Series 2017 B (Baa3/BBB)
645,000	5.000	11/01/2024	668,061
240,000	5.000	11/01/2026	257,438

			149,463,143

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
370,000	3.000	06/01/2032	308,555
450,000	4.000	06/01/2042	361,312
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
1,350,000	4.000	09/01/2041	1,212,909
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
700,000	5.000	06/01/2025	725,297
760,000	5.000	06/01/2026	799,234
725,000	5.000	06/01/2027	768,476
600,000	5.000	06/01/2029	645,017
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
390,000	4.000	08/01/2029	382,026
615,000	5.000	08/01/2039	605,039
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
530,000	4.000	09/01/2030	527,988
1,550,000	5.000	09/01/2040	1,587,975
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
489,000	4.000	07/01/2023	488,989

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR) – (continued)
$528,000	4.000%	07/01/2024	$ 527,802
545,000	4.000	07/01/2025	545,428
592,000	4.000	07/01/2026	591,175
650,000	4.000	07/01/2027	648,166
2,160,000	4.000	07/01/2030	2,107,161
University of Delaware RB Series 2015 (WR/AA+)(b)
1,805,000	5.000	05/01/2025	1,900,441

			14,732,990

District of Columbia – 1.1%
District of Columbia GO Refunding Bonds Series 2017 A (Aaa/AA+)
10,000,000	5.000	06/01/2035	10,839,677
District of Columbia Income Tax Secured RB Series 2022A (Aa1/AAA)
5,660,000	5.500	07/01/2047	6,447,745
District of Columbia Private Activity RB Series 2022A (NR/NR)
1,750,000	5.500	02/28/2037	1,839,437
District of Columbia RB for International School Series 2019 (NR/BBB)
860,000	5.000	07/01/2039	869,681
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
1,275,000	4.000	07/01/2039	1,164,306
550,000	4.000	07/01/2044	476,919
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
1,250,000	2.532	04/01/2029	1,070,615
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
135,000	6.500	05/15/2033	138,186
District of Columbia Water and Sewer Authority Public Utility Subordinate Lien Multimodel RB Series 2022E (Aa2\AA+)(a)(b)
2,875,000	3.000	10/01/2027	2,812,078
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000	5.000	10/01/2033	6,766,882
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
7,500,000	5.000	10/01/2044	7,677,195
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000	5.000	10/01/2029	1,773,841
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
19,325,000	5.000	10/01/2026	20,398,602
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
1,060,000	5.000	10/01/2031	1,158,781
850,000	5.000	10/01/2033	925,107
850,000	5.000	10/01/2034	923,191
850,000	5.000	10/01/2035	916,181
1,375,000	5.000	10/01/2036	1,472,200

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A) – (continued)
$850,000	5.000%	10/01/2037	$ 904,318
850,000	5.000	10/01/2038	899,920
1,275,000	5.000	10/01/2039	1,342,691
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
2,130,000	3.000	10/01/2050	1,521,686
1,160,000	4.000	10/01/2053	1,022,539
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
925,000	5.000	10/01/2047	938,452
1,550,000	4.000	10/01/2053	1,313,359
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,620,000	5.000	10/01/2035	5,734,827
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2019B (AMT) (Aa3/AA-)
2,445,000	5.000	10/01/2026	2,647,879

			83,996,295

Florida – 11.3%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
915,000	5.375	06/15/2042	892,149
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
5,000,000	3.250	05/01/2036	4,454,081
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
705,000	4.000	05/01/2025	695,165
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
75,000	4.000	05/01/2024	74,528
215,000	4.500	05/01/2029	212,658
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
480,000	2.875	05/01/2025	458,794
1,420,000	3.625	05/01/2040	1,108,198
1,725,000	4.000	05/01/2051	1,279,421
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
2,250,000	4.000	10/01/2040	1,852,714
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
190,000	3.500	05/01/2024	187,021
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
360,000	2.500	05/01/2024	355,032
370,000	3.000	05/01/2025	358,870
380,000	3.000	05/01/2026	367,692
395,000	3.125	05/01/2027	381,489

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Anthem Park Community Development District Special Assessment RB Refunding Subordinate Series 2016 A-2 (NR/NR)
$185,000	4.250%	05/01/2027	$ 181,255
335,000	4.750	05/01/2036	319,817
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
230,000	4.125	05/01/2023	229,725
Arlington Ridge Community Development District Special Assessment RB Series 2019 (NR/NR)
250,000	3.600	05/01/2029	233,788
315,000	4.000	05/01/2036	278,363
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
140,000	3.125	11/01/2024	135,969
990,000	3.500	11/01/2030	885,752
1,705,000	4.000	11/01/2040	1,426,827
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(f)
215,000	4.200	05/01/2024	214,113
630,000	4.550	05/01/2029	624,843
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(f)
400,000	2.500	05/01/2026	371,656
500,000	3.000	05/01/2031	429,210
425,000	3.200	05/01/2041	310,322
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(f)
205,000	2.500	05/01/2026	190,474
315,000	3.000	05/01/2031	270,402
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
70,000	3.350	11/01/2024	68,722
200,000	3.700	11/01/2029	187,870
695,000	4.125	11/01/2039	597,451
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
135,000	5.000	05/01/2028	135,706
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
200,000	3.000	05/01/2032	168,931
220,000	3.375	05/01/2041	166,018
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
390,000	5.375	05/01/2028	395,193
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
165,000	2.250	05/01/2026	151,674
435,000	2.750	05/01/2031	363,103

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
$500,000	5.500%	05/01/2042	$ 499,779
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
335,000	2.500	05/01/2025	318,296
320,000	3.250	05/01/2030	285,231
Avelar Creek Community Development District Special Assessment Refunding Series 2016 (NR/A-)
175,000	2.500	05/01/2023	174,569
180,000	2.500	05/01/2024	178,181
185,000	3.000	05/01/2025	180,375
190,000	3.000	05/01/2026	183,746
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(f)
65,000	3.625	06/01/2024	64,027
450,000	4.000	06/01/2030	426,337
Babcock Ranch Community Independent Special District Special Assessment Area 2C Series 2020 (NR/NR)
310,000	2.500	05/01/2025	294,174
285,000	3.000	05/01/2030	247,615
775,000	4.000	05/01/2040	648,439
Babcock Ranch Community Independent Special District Special Assessment Area 3A Series 2020 (NR/NR)
480,000	2.500	05/01/2025	455,495
250,000	3.000	05/01/2030	217,206
Babcock Ranch Community Independent Special District Special Assessment Area 3B Series 2020 (NR/NR)
155,000	2.500	05/01/2025	147,087
145,000	3.000	05/01/2030	125,979
385,000	4.000	05/01/2040	322,128
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
205,000	5.000	11/01/2031	205,932
100,000	5.250	11/01/2046	95,683
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(f)
130,000	4.000	11/01/2024	128,872
360,000	4.500	11/01/2029	355,586
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
2,000,000	4.250	05/01/2032	1,899,973
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
360,000	2.375	05/01/2026	332,814
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
50,000	4.500	11/01/2025	49,938
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
175,000	5.000	11/01/2036	172,253

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR) – (continued)
$305,000	5.000%	11/01/2048	$ 278,234
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR\NR)
350,000	3.300	05/01/2032	300,752
1,385,000	4.000	05/01/2042	1,135,258
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
525,000	4.250	05/01/2029	537,373
465,000	4.500	05/01/2035	466,555
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
455,000	4.500	05/01/2025	454,955
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
125,000	2.500	05/01/2023	124,648
125,000	2.750	05/01/2024	123,915
90,000	3.000	05/01/2025	87,711
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
315,000	3.500	05/01/2023	315,130
325,000	3.500	05/01/2024	325,559
340,000	3.500	05/01/2025	337,897
350,000	3.500	05/01/2026	347,361
365,000	3.500	05/01/2027	360,826
Bellagio Community Development District Special Assessment Bonds Series 2016 (NR/BBB)
160,000	2.750	11/01/2023	158,009
170,000	3.000	11/01/2025	163,005
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	2.625	05/01/2025	597,956
1,075,000	3.250	05/01/2030	952,969
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
190,000	2.500	12/15/2025	177,741
325,000	3.125	12/15/2030	282,890
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
75,000	3.000	06/15/2025	71,977
465,000	3.250	06/15/2030	412,119
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
165,000	3.500	06/15/2024	162,213
1,000,000	4.000	06/15/2032	930,762
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
295,000	2.500	05/01/2026	273,411
455,000	3.000	05/01/2031	388,352

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$245,000	2.875%	05/01/2025	$ 233,815
1,130,000	3.250	05/01/2031	983,377
500,000	3.625	05/01/2040	390,894
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
400,000	3.000	06/15/2032	334,103
1,095,000	3.250	06/15/2042	786,209
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,000,000	4.000	05/01/2042	819,681
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
425,000	2.375	05/01/2026	393,008
500,000	2.850	05/01/2031	423,826
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
320,000	4.375	05/01/2027	314,800
350,000	4.750	05/01/2032	341,507
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000	5.000	09/01/2037	1,081,963
1,050,000	5.000	09/01/2038	1,118,432
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
4,700,000	4.000	09/01/2049	4,084,156
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
400,000	4.750	05/01/2027	393,080
400,000	5.250	05/01/2032	389,621
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
665,000	5.250	05/01/2042	645,312
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
105,000	3.250	12/15/2024	102,024
1,280,000	3.500	12/15/2030	1,142,833
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
28,215,000	5.250	12/01/2058	24,816,263
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(f)
610,000	4.000	07/01/2041	486,454
760,000	4.000	07/01/2051	547,992
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(f)
230,000	3.250	06/01/2031	193,723
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(f)
320,000	3.000	12/15/2029	289,130
645,000	5.000	12/15/2039	604,317

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(f)
$900,000	4.000%	12/01/2028	$ 833,073
1,375,000	5.250	12/01/2043	1,273,014
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
880,000	4.500	01/01/2035	787,038
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
558,000	4.250	05/01/2031	560,641
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.250	05/01/2026	119,501
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
110,000	3.500	11/01/2025	107,988
115,000	3.500	11/01/2026	112,299
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
235,000	2.500	05/01/2023	234,225
245,000	2.500	05/01/2024	241,806
250,000	3.000	05/01/2025	243,034
255,000	3.000	05/01/2026	246,718
600,000	4.250	05/01/2037	565,389
Century Gardens Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
66,000	3.875	11/01/2024	64,955
189,000	4.200	11/01/2029	183,204
750,000	5.000	11/01/2049	679,183
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
85,000	3.000	05/01/2025	81,737
625,000	3.375	05/01/2031	555,886
590,000	3.750	05/01/2040	473,469
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
290,000	2.400	05/01/2026	267,897
650,000	2.875	05/01/2031	547,996
740,000	3.350	05/01/2041	543,116
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(f)
350,000	2.500	05/01/2026	324,386
260,000	3.000	05/01/2031	221,915
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(f)
370,000	2.625	05/01/2025	351,180
595,000	3.200	05/01/2030	525,660
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
100,000	3.250	05/01/2025	96,631
360,000	3.750	05/01/2030	330,008
975,000	4.250	05/01/2040	842,993

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
$1,430,000	3.250%	05/01/2041	$ 1,033,419
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(f)
1,300,000	4.000	10/01/2051	950,376
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(f)
1,340,000	5.500	10/01/2036	1,345,819
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(f)
900,000	5.000	10/01/2029	903,628
1,000,000	5.000	10/01/2034	991,295
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,000,000	4.000	10/01/2034	1,016,918
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
2,000,000	5.125	06/01/2042	1,993,603
950,000	5.250	06/01/2052	931,229
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,300,000	3.250	09/01/2025	1,253,668
City of Pompano Beach RB Series 2021B-2 (NR/BBB) (NR/NR)
1,865,000	1.450	01/01/2027	1,631,793
City of St. Petersburg Public Utility RB Series 2019A (NR/AA)
4,000,000	5.000	10/01/2049	4,232,462
City of Tampa RB for H Lee Moffitt Cancer Center & Research Institute Obligated Group Series 2020 B (A2/A-)
900,000	4.000	07/01/2038	883,772
750,000	5.000	07/01/2040	775,279
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
415,000	5.000	01/01/2037	388,007
1,485,000	5.000	01/01/2047	1,302,538
1,395,000	5.000	01/01/2052	1,200,973
City of West Palm Beach Utility System RB Series 2017 A (Aa2/AA+)
15,000,000	5.000	10/01/2042	15,792,837
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(c)
5,000,000	0.000	05/01/2038	4,373,438
Coco Palms Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)(f)
105,000	3.625	06/15/2024	103,334
295,000	4.000	06/15/2029	283,132
Coconut Cay Community Development District Special Assessment Series 2006 (NR/NR)
655,000	5.375	05/01/2036	655,107
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
615,000	5.750	05/01/2042	622,820

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
$880,000	2.375%	05/01/2023	$ 876,774
900,000	2.500	05/01/2024	889,414
925,000	2.750	05/01/2025	899,369
915,000	3.000	05/01/2026	885,123
980,000	3.200	05/01/2027	945,066
1,015,000	3.250	05/01/2028	979,478
1,500,000	3.750	05/01/2046	1,294,901
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
90,000	3.200	12/15/2024	88,021
500,000	3.500	12/15/2029	464,777
325,000	4.000	12/15/2039	276,508
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
315,000	4.750	05/01/2032	309,167
250,000	5.500	05/01/2042	246,884
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
160,000	2.750	05/01/2025	152,270
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
940,000	3.000	05/01/2031	802,310
820,000	3.000	05/01/2037	618,401
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(f)
55,000	3.750	11/01/2023	54,582
350,000	4.500	11/01/2028	343,305
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
129,000	3.000	05/01/2023	128,805
133,000	3.250	05/01/2024	132,495
138,000	3.500	05/01/2025	135,767
143,000	3.625	05/01/2026	140,775
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
200,000	3.250	05/01/2023	200,072
205,000	3.375	05/01/2024	205,129
215,000	3.500	05/01/2025	213,954
210,000	4.125	05/01/2035	210,084
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
2,810,000	5.000	09/01/2033	3,075,274
2,955,000	5.000	09/01/2034	3,225,493
3,005,000	5.000	09/01/2035	3,249,841
1,610,000	4.000	09/01/2036	1,604,893
3,520,000	4.000	09/01/2038	3,429,619
County of Escambia PCRB for Gulf Power Co. Project Series 2003 (A1/A)
7,500,000	2.600	06/01/2023	7,470,440

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
County of Miami-Dade Aviation RB Series 2019 A (AMT) (NR/A-)
$4,500,000	4.000%	10/01/2044	$ 4,018,621
5,220,000	5.000	10/01/2044	5,297,952
County of Osceola Transportation RB Refunding Series 2019 A-1 (NR/BBB+)
400,000	5.000	10/01/2026	410,079
475,000	5.000	10/01/2027	488,593
525,000	5.000	10/01/2028	541,284
450,000	5.000	10/01/2029	467,161
770,000	5.000	10/01/2030	795,627
365,000	5.000	10/01/2031	375,273
415,000	5.000	10/01/2032	424,785
350,000	5.000	10/01/2033	356,710
265,000	5.000	10/01/2034	268,926
435,000	5.000	10/01/2035	440,511
600,000	5.000	10/01/2036	606,502
525,000	5.000	10/01/2037	529,201
805,000	5.000	10/01/2038	810,433
1,000,000	5.000	10/01/2039	1,005,607
3,160,000	5.000	10/01/2049	3,159,756
County of Osceola Transportation RB Refunding Series 2019 A-2 (NR/BBB+)(g)
155,000	0.000	10/01/2025	136,763
275,000	0.000	10/01/2026	230,849
360,000	0.000	10/01/2027	287,166
500,000	0.000	10/01/2028	379,853
700,000	0.000	10/01/2029	506,781
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
235,000	3.875	11/01/2024	231,277
740,000	4.250	11/01/2030	710,886
Creek Preserve Community Development District Special Assessment RB Series 2020 (NR/NR)(f)
100,000	3.125	11/01/2030	87,080
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
450,000	3.875	05/01/2027	431,940
755,000	4.250	05/01/2032	705,254
2,185,000	4.625	05/01/2042	1,929,646
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
2,000,000	4.250	05/01/2042	1,705,801
Crossings at Fleming Island Community Development District Special Assessment RB Refunding Senior Lien Series 2014 A-1 (NR/NR)
765,000	4.000	05/01/2024	759,768
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
180,000	2.250	05/01/2026	165,462
400,000	2.700	05/01/2031	332,552
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR)
460,000	2.625	06/15/2025	435,436

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cypress Mill Community Development District Special Assessment for Area Two Project Series 2020 (NR/NR) – (continued)
$660,000	3.000%	06/15/2031	$ 561,828
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(f)
155,000	2.625	05/01/2025	147,840
295,000	3.250	05/01/2030	262,415
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
255,000	4.375	05/01/2027	248,612
410,000	4.750	05/01/2032	395,887
535,000	5.000	05/01/2042	497,351
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
65,000	3.750	11/01/2023	64,507
730,000	4.500	11/01/2028	722,897
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
2,555,000	5.400	05/01/2039	2,519,772
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
1,670,000	5.300	05/01/2039	1,659,953
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
195,000	3.250	05/01/2030	172,864
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
2,220,000	4.600	05/01/2028	2,205,401
745,000	4.250	12/15/2028	723,325
2,395,000	4.750	12/15/2038	2,260,795
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
690,000	3.750	05/01/2034	697,650
955,000	4.000	05/01/2037	959,528
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.500	05/01/2032	166,724
500,000	5.125	05/01/2042	471,347
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
290,000	2.375	05/01/2026	267,677
470,000	3.000	05/01/2032	393,565
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
150,000	4.375	05/01/2027	148,181
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
185,000	3.000	05/01/2025	177,761
440,000	3.625	05/01/2031	393,946
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
130,000	2.500	05/01/2026	120,486
340,000	3.000	05/01/2031	290,197
550,000	3.300	05/01/2041	403,107

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
$405,000	2.250%	05/01/2026	$ 372,291
460,000	3.000	05/01/2032	385,191
East Homestead Community Development District Special Assessment Bonds Expansion Area Project Series 2019 (NR/NR)
105,000	3.750	11/01/2024	103,110
East Homestead Community Development District Special Assessment Expansion Bonds Area Project Series 2019 (NR/NR)
280,000	4.125	11/01/2029	270,281
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
440,000	3.250	05/01/2027	411,892
535,000	3.625	05/01/2032	472,424
785,000	4.000	05/01/2042	643,386
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
90,000	2.750	05/01/2025	85,666
110,000	3.250	05/01/2030	97,513
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
385,000	2.500	05/01/2026	357,586
700,000	3.100	05/01/2031	604,779
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
1,050,000	3.000	05/01/2027	974,857
1,875,000	3.375	05/01/2032	1,628,646
1,875,000	4.000	05/01/2042	1,536,503
Enbrook Community Development District Special Assessment Series 2020 (NR/NR)(f)
430,000	3.000	05/01/2030	375,119
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
375,000	2.625	05/01/2031	308,325
1,860,000	3.125	05/01/2041	1,336,636
Epperson North Community Development District Capital Improvement RB Series 2021A (NR/NR) (NR/NR)
305,000	2.450	11/01/2026	279,031
430,000	3.100	11/01/2031	366,017
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
190,000	2.500	05/01/2026	176,231
355,000	3.000	05/01/2031	303,413
370,000	3.500	05/01/2041	276,973
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
3,705,000	4.000	08/15/2045	3,223,563
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+)
1,000,000	5.000	08/15/2031	1,060,453
3,080,000	5.000	08/15/2032	3,254,723
1,000,000	5.000	08/15/2033	1,053,714

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB+) – (continued)
$2,125,000	5.000%	08/15/2034	$ 2,224,023
2,760,000	5.000	08/15/2035	2,869,186
8,960,000	5.000	08/15/2036	9,254,673
1,200,000	5.000	08/15/2038	1,228,854
3,605,000	5.000	08/15/2040	3,661,812
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	384,903
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
660,000	3.250	11/01/2025	633,166
375,000	3.625	11/01/2030	338,499
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
100,000	3.250	11/01/2025	95,934
100,000	3.625	11/01/2030	90,267
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(f)
140,000	4.125	11/01/2024	138,829
445,000	4.250	11/01/2029	432,452
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
1,000,000	4.000	05/01/2052	755,309
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,355,000	2.625	05/01/2026	1,259,003
1,220,000	3.125	05/01/2031	1,051,498
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
310,000	3.250	05/01/2023	308,619
1,895,000	4.250	05/01/2029	1,862,154
3,085,000	5.000	05/01/2035	3,073,323
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
355,000	3.500	05/01/2030	320,063
165,000	4.000	05/01/2040	138,080
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,450,000	2.750	11/01/2035	1,179,880
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(f)
1,265,000	5.000	07/01/2032	1,182,273
3,000,000	5.375	07/01/2042	2,669,411
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(f)
2,005,000	5.000	10/01/2042	1,835,339
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(f)
10,750,000	7.250	10/03/2023	10,717,968

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(f)
$1,505,000	4.000%	06/01/2030	$ 1,387,214
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(f)
425,000	4.000	12/15/2029	420,584
425,000	5.000	12/15/2034	442,103
490,000	5.000	12/15/2039	499,601
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,675,000	5.125	06/01/2040	1,548,566
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(f)
820,000	1.750	06/01/2026	735,271
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
320,000	4.000	07/01/2035	298,927
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
420,000	4.000	06/01/2030	385,918
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(f)
4,900,000	7.375	01/01/2049	4,273,942
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000	5.000	06/01/2031	255,486
200,000	5.000	06/01/2035	178,627
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(f)
630,000	4.000	06/30/2036	517,661
660,000	4.000	06/30/2041	503,343
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(f)
415,000	4.000	06/01/2026	396,618
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
250,000	5.000	04/01/2026	262,154
265,000	5.000	04/01/2027	281,520
280,000	5.000	04/01/2028	299,754
220,000	5.000	04/01/2029	237,479
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(f)
470,000	4.000	09/15/2030	429,808
1,050,000	5.000	09/15/2040	951,260
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(f)
20,465,000	6.500	01/01/2029	18,264,974
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(f)
485,000	6.250	01/01/2024	466,136

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(f) – (continued)
$9,090,000	6.375%	01/01/2026	$ 8,301,324
Florida Higher Educational Facilities Financial Authority RB for Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
250,000	5.000	10/01/2023	252,095
350,000	5.000	10/01/2024	356,909
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(f)
2,000,000	4.500	06/01/2033	1,804,654
250,000	4.750	06/01/2038	217,010
4,500,000	5.000	06/01/2048	3,773,151
Florida Higher Educational Facilities Financial Authority RB for Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000	5.000	03/01/2044	1,995,369
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
1,700,000	5.000	03/01/2039	1,553,473
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
2,750,000	5.000	03/01/2047	2,710,307
Flow Way Community Development District Special Assessment Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000	4.875	11/01/2037	1,491,946
Flow Way Community Development District Special Assessment Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000	4.000	11/01/2028	193,010
1,065,000	5.000	11/01/2038	1,040,360
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
190,000	3.350	11/01/2024	186,530
885,000	3.700	11/01/2029	831,326
1,790,000	4.125	11/01/2039	1,538,532
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000	3.750	11/01/2039	374,199
Forest Lake Community Development District Special Assessment for Assessment Area1 Series 2020 (NR/NR)(f)
525,000	2.625	05/01/2025	501,252
495,000	3.250	05/01/2030	441,826
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
615,000	2.950	05/01/2031	521,570
1,595,000	3.350	05/01/2041	1,178,032
Grand Bay at Doral Community Development District Special Assessment for South Parcel Assessment Area Project Series 2016 (NR/NR)
690,000	4.250	05/01/2026	683,250
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
830,000	3.250	05/01/2025	802,034
1,360,000	4.000	05/01/2030	1,284,385

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
$170,000	3.750%	11/01/2024	$ 166,940
560,000	4.125	11/01/2029	540,168
1,205,000	4.750	11/01/2039	1,117,567
1,935,000	5.000	11/01/2050	1,747,221
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
215,000	3.200	11/01/2031	184,513
500,000	3.500	11/01/2041	373,508
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
570,000	2.500	05/01/2026	528,285
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
940,000	5.000	11/15/2036	940,285
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
1,290,000	5.000	10/01/2047	1,306,506
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
170,000	3.300	05/01/2032	146,079
440,000	3.550	05/01/2042	329,604
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
115,000	3.000	11/01/2024	111,812
1,095,000	3.500	11/01/2030	996,644
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
490,000	3.875	05/01/2026	476,031
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	4.200	05/01/2027	483,830
500,000	4.400	05/01/2032	473,183
650,000	4.700	05/01/2042	584,252
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
325,000	2.625	05/01/2025	308,469
510,000	3.250	05/01/2030	452,106
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
160,000	2.375	05/01/2026	147,684
205,000	3.000	05/01/2031	174,972
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
545,000	3.100	05/01/2024	533,461
1,880,000	3.300	05/01/2029	1,718,243
365,000	3.700	05/01/2033	318,431
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
200,000	3.100	05/01/2024	195,765

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR) – (continued)
$1,140,000	3.300%	05/01/2029	$ 1,041,099
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(f)
265,000	4.000	05/01/2024	268,120
265,000	4.000	05/01/2025	269,058
140,000	4.000	05/01/2026	142,826
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
70,000	3.250	11/01/2024	68,183
400,000	3.500	11/01/2030	359,192
1,000,000	3.875	11/01/2039	827,441
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
125,000	3.625	11/01/2030	113,245
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
355,000	2.600	05/01/2026	330,101
435,000	3.200	05/01/2031	376,259
1,000,000	3.450	05/01/2041	765,127
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
900,000	5.000	05/01/2034	900,245
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
215,000	4.000	05/01/2024	217,671
225,000	4.000	05/01/2025	230,526
235,000	4.000	05/01/2026	243,492
240,000	4.000	05/01/2027	250,569
250,000	4.000	05/01/2028	260,953
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
585,000	3.375	05/01/2023	584,648
605,000	3.500	05/01/2024	604,330
625,000	3.625	05/01/2025	619,565
650,000	3.750	05/01/2026	645,317
1,005,000	4.200	05/01/2031	997,108
1,000,000	4.350	05/01/2036	971,064
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
365,000	2.500	05/01/2030	339,803
375,000	2.500	05/01/2031	342,319
300,000	3.000	05/01/2032	293,947
300,000	3.000	05/01/2033	285,467
245,000	3.000	05/01/2034	231,001
255,000	3.000	05/01/2035	235,471
200,000	3.000	05/01/2036	181,230
Highland Meadows West Community Development District Special Assessment for Assessment Area 2 Series 2020 A (NR/NR)
180,000	2.875	05/01/2025	171,783
200,000	3.250	05/01/2031	174,049

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
$140,000	3.250%	05/01/2031	$ 121,834
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(f)
115,000	4.000	12/15/2024	113,949
550,000	4.250	12/15/2029	534,872
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
30,000	3.375	11/01/2025	28,878
220,000	3.875	11/01/2031	199,194
300,000	4.200	11/01/2039	260,320
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Five Project Series 2017 (NR/NR)
365,000	4.875	11/01/2027	367,221
865,000	5.375	11/01/2037	865,082
775,000	5.500	11/01/2047	756,897
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area Six Project Series 2017 (NR/NR)
75,000	4.875	11/01/2027	75,456
335,000	5.500	11/01/2047	327,175
Hillcrest Community Development District Special Assessment Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000	4.000	11/01/2028	766,712
700,000	4.500	11/01/2038	640,759
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(f)
1,010,000	3.000	05/01/2025	970,480
1,020,000	3.500	05/01/2031	904,709
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
250,000	2.800	05/01/2031	209,515
1,000,000	3.200	05/01/2041	721,609
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
70,000	4.000	11/01/2025	68,886
165,000	4.500	11/01/2031	160,199
170,000	5.000	11/01/2041	160,730
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
747,000	3.000	05/01/2031	637,580
933,000	3.000	05/01/2037	703,620
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(f)
80,000	4.000	11/01/2024	79,247
220,000	5.000	11/01/2039	212,729
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f)
1,175,000	4.500	05/01/2038	1,071,542

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2017 A (NR/NR)(f) – (continued)
$1,855,000	4.625%	05/01/2048	$ 1,591,512
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
670,000	2.750	05/01/2031	559,262
765,000	3.125	05/01/2041	545,540
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
165,000	2.625	05/01/2025	156,607
155,000	3.000	05/01/2030	135,064
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
600,000	3.125	05/01/2041	432,834
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
1,000,000	4.625	05/01/2037	933,082
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
455,000	2.750	06/15/2025	432,509
485,000	3.125	06/15/2030	425,466
375,000	4.000	06/15/2040	311,085
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
700,000	3.600	06/15/2041	540,328
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
500,000	4.500	05/01/2027	485,248
500,000	5.000	05/01/2032	478,048
1,480,000	5.500	05/01/2042	1,387,841
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-2 (NR/NR)
470,000	3.875	05/01/2031	427,943
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
35,000	3.000	05/01/2026	33,098
Lakeshore Ranch Community Development District Special Assessment Refunding Series 2019 A-2 (NR/NR)
355,000	3.500	05/01/2030	320,063
330,000	4.000	05/01/2035	295,732
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
135,000	2.625	05/01/2026	125,436
125,000	3.200	05/01/2031	108,362
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
265,000	3.125	05/01/2025	255,182
370,000	3.400	05/01/2030	332,768
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(f)
560,000	2.500	05/01/2025	530,468
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
120,000	3.000	05/01/2024	117,262

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR) – (continued)
$225,000	3.250%	05/01/2029	$ 204,968
200,000	3.850	05/01/2039	165,118
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000	3.000	05/01/2030	408,762
750,000	3.500	05/01/2040	571,749
Lakewood Ranch Stewardship District Special Assessment for Sweetwater Project Series 2021 (NR/NR)
295,000	2.625	05/01/2031	243,250
1,000,000	3.100	05/01/2041	707,573
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
100,000	3.600	05/01/2024	98,479
285,000	3.800	05/01/2029	267,765
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(f)
515,000	4.300	05/01/2027	508,586
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(f)
105,000	2.900	05/01/2024	102,249
570,000	3.200	05/01/2029	517,719
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
105,000	3.600	05/01/2024	103,403
310,000	3.800	05/01/2029	291,253
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood Centre North Project Series 2015 (NR/NR)
705,000	4.250	05/01/2025	700,685
1,605,000	4.875	05/01/2035	1,566,712
905,000	4.875	05/01/2045	823,071
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
940,000	4.625	05/01/2027	940,082
1,000,000	5.250	05/01/2037	1,001,455
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
80,000	3.900	05/01/2023	79,808
535,000	4.250	05/01/2028	524,372
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
675,000	4.350	05/01/2024	673,417
1,970,000	4.750	05/01/2029	1,967,176
2,250,000	5.300	05/01/2039	2,237,761
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
220,000	4.250	05/01/2026	217,608
6,055,000	5.000	05/01/2036	6,012,157
4,350,000	5.125	05/01/2046	4,060,635
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
500,000	2.000	05/01/2028	453,720
500,000	2.000	05/01/2029	444,629

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
$430,000	3.000%	05/01/2041	$ 306,731
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(f)
320,000	2.500	05/01/2025	303,260
440,000	3.200	05/01/2030	389,153
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
285,000	3.500	05/01/2024	280,340
275,000	3.875	05/01/2029	259,362
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
55,000	3.625	11/01/2023	54,527
560,000	4.125	11/01/2028	543,959
250,000	4.750	11/01/2048	218,502
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
460,000	3.000	05/01/2023	458,773
375,000	3.000	05/01/2024	371,655
490,000	3.000	05/01/2025	475,726
500,000	3.000	05/01/2026	483,542
520,000	3.000	05/01/2027	498,305
535,000	3.000	05/01/2028	507,872
550,000	3.000	05/01/2029	517,724
1,605,000	3.000	05/01/2035	1,374,353
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
280,000	3.125	05/01/2024	274,278
535,000	3.375	05/01/2030	479,826
925,000	4.000	05/01/2038	797,567
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
455,000	4.375	05/01/2027	443,775
530,000	4.750	05/01/2032	512,136
450,000	5.000	05/01/2042	418,835
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
330,000	3.500	05/01/2025	328,322
340,000	3.500	05/01/2026	337,436
500,000	4.000	05/01/2036	485,718
Lee Memorial Health System Hospital Revenue & Revenue Refunding Bonds 2019 Series A-2 (A+/NR)(a)(b)
11,700,000	5.000	04/01/2026	11,961,109
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
800,000	3.125	05/01/2025	770,871

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
$1,325,000	5.000%	05/01/2038	$ 1,292,097
Longleaf Community Development District (NR/NR)
496,000	5.375	05/01/2030	489,620
LT Ranch Community Development District Capital Improvement RB Series 2022-1 (NR/NR)
100,000	5.300	05/01/2032	99,920
285,000	5.750	05/01/2042	283,986
460,000	5.900	05/01/2053	454,197
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
620,000	3.000	05/01/2025	595,740
980,000	3.400	05/01/2030	877,634
1,420,000	4.000	05/01/2040	1,188,084
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000	3.250	05/01/2031	957,270
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
360,000	2.500	05/01/2026	333,654
700,000	3.125	05/01/2031	603,318
775,000	3.450	05/01/2041	584,823
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
120,000	3.800	05/01/2024	118,525
290,000	4.000	05/01/2029	279,025
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
255,000	3.250	06/15/2024	249,634
885,000	3.625	06/15/2030	803,211
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)(f)
1,900,000	6.625	05/01/2053	1,924,885
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
350,000	4.000	05/01/2032	326,265
1,050,000	4.250	05/01/2042	895,218
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
1,000,000	4.750	11/01/2029	1,001,575
Meadow Pines Community Development District Special Assessment Refunding Bonds Senior Lien Series 2014 1 (NR/A)
745,000	4.450	05/01/2030	750,151
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
505,000	3.000	05/01/2031	431,028
1,785,000	3.250	05/01/2041	1,289,967

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
$50,000	3.500%	05/01/2023	$ 49,817
Miami Dade County Avaiation Revenue Refunding Bonds Series 2015A (AMT) (NR/A)
10,000,000	5.000	10/01/2038	10,147,793
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(f)
1,240,000	5.000	03/01/2030	1,243,431
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
1,000,000	4.000	10/01/2037	998,950
900,000	4.000	10/01/2038	896,072
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
65,000	4.000	11/01/2023	64,867
1,000,000	4.750	11/01/2027	1,005,429
850,000	5.125	11/01/2039	833,418
2,350,000	5.250	11/01/2049	2,243,276
Miami-Dade County Aviation Revenue Refunding Bonds Series 2019A (AMT) (A-/NR)
11,000,000	5.000	10/01/2049	11,057,479
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(f)
430,000	5.000	07/01/2037	391,475
670,000	5.250	07/01/2042	599,956
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
405,000	2.500	05/01/2026	375,360
750,000	3.125	05/01/2031	644,377
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
690,000	4.625	05/01/2027	683,038
360,000	5.125	05/01/2032	358,479
Mitchell Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
125,000	3.125	12/15/2024	121,305
675,000	3.375	12/15/2030	601,703
1,500,000	4.000	12/15/2039	1,276,602
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
1,545,000	5.250	11/01/2035	1,550,836
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
500,000	3.500	05/01/2031	442,105
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(f)
125,000	3.500	05/01/2026	121,544
130,000	3.500	05/01/2027	125,453
135,000	3.500	05/01/2028	130,210
140,000	3.500	05/01/2029	134,247
700,000	3.500	05/01/2038	601,199

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(f)
$30,000	3.125%	05/01/2025	$ 28,908
30,000	3.500	05/01/2031	26,609
North AR-1 Pasco Community Development District Special Assessment Bonds Series 2021 (NR/NR)
260,000	2.625	05/01/2026	241,580
285,000	3.125	05/01/2031	245,637
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
370,000	2.450	11/01/2026	338,497
500,000	3.000	11/01/2031	422,102
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(f)
295,000	5.250	05/01/2032	285,890
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
390,000	2.625	05/01/2025	370,163
495,000	3.125	05/01/2030	435,071
430,000	3.625	05/01/2040	334,157
North Sumter County Utility Dependent District RB for Central Sumter Utility Series 2019 (BAM) (NR/AA)
655,000	5.000	10/01/2030	737,885
575,000	5.000	10/01/2031	646,975
1,025,000	5.000	10/01/2033	1,147,433
1,205,000	5.000	10/01/2034	1,356,651
1,000,000	5.000	10/01/2036	1,103,601
1,975,000	5.000	10/01/2037	2,163,685
2,075,000	5.000	10/01/2038	2,259,195
2,180,000	5.000	10/01/2039	2,361,666
2,630,000	5.000	10/01/2044	2,801,927
North Sumter County Utility Dependent District RB Refunding Series 2020 (NR/AA-)
28,725,000	5.000	10/01/2043	31,060,564
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000	4.450	05/01/2031	1,157,955
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	2.500	06/15/2025	161,183
300,000	3.000	06/15/2030	260,792
315,000	4.000	06/15/2040	265,220
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
380,000	3.700	05/01/2024	374,846
825,000	4.100	05/01/2029	802,544
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)(a)(b)
4,325,000	1.250	10/01/2028	3,680,014
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.250	05/01/2025	96,631
350,000	3.500	05/01/2030	315,555

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2016 (NR/NR)
$3,285,000	5.875%	11/01/2037	$ 3,376,134
3,500,000	6.000	11/01/2047	3,567,031
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
100,000	4.375	11/01/2023	99,947
640,000	4.875	11/01/2028	643,197
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
160,000	2.375	05/01/2026	147,684
180,000	2.875	05/01/2031	151,753
365,000	3.300	05/01/2041	265,161
Palm Beach County Health Facilities Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 B (NR/NR)
250,000	4.000	11/15/2041	213,125
1,030,000	5.000	11/15/2042	1,005,855
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000	4.000	05/15/2053	1,530,945
1,825,000	5.000	05/15/2053	1,476,334
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
615,000	4.000	05/15/2030	550,745
8,190,000	4.000	05/15/2036	6,665,675
Palm Coast Park Community Development District Special Assessment Bonds Series 2021 (NR/NR)
275,000	2.800	05/01/2031	230,466
730,000	3.125	05/01/2041	517,266
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
125,000	3.400	05/01/2025	121,196
245,000	3.750	05/01/2030	224,589
965,000	4.150	05/01/2040	826,335
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
215,000	3.500	11/01/2025	213,609
225,000	3.500	11/01/2026	223,044
230,000	3.500	11/01/2027	227,260
240,000	3.500	11/01/2028	236,565
585,000	4.000	11/01/2033	582,855
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
785,000	4.000	05/01/2050	597,843
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
530,000	2.750	05/01/2023	529,085
350,000	3.750	05/01/2031	343,050
1,045,000	4.000	05/01/2036	1,020,340

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
$255,000	4.000%	05/01/2027	$ 249,539
3,500,000	5.000	05/01/2039	3,415,762
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	2.875	11/01/2031	683,340
1,450,000	3.150	11/01/2041	1,043,908
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
120,000	4.500	05/01/2024	119,925
465,000	4.750	05/01/2030	460,626
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
625,000	3.125	05/01/2030	549,331
800,000	3.750	05/01/2040	632,637
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000	4.250	05/01/2031	345,504
1,030,000	4.500	05/01/2038	991,375
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
265,000	4.000	05/01/2026	265,380
275,000	4.000	05/01/2027	275,441
285,000	4.125	05/01/2028	286,766
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
255,000	2.500	05/01/2026	237,252
335,000	3.125	05/01/2031	290,738
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
250,000	2.625	05/01/2026	232,288
375,000	3.250	05/01/2031	326,342
885,000	3.550	05/01/2041	667,822
Pasco County School Board Certificates of Participation Series 2021B (AGM) (AA/A+)
3,000,000	5.000	08/01/2046	3,149,231
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
445,000	4.000	05/01/2024	447,761
480,000	4.000	05/01/2026	485,014
520,000	4.000	05/01/2028	527,363
1,325,000	4.500	05/01/2031	1,345,150
Pentathlon Community Development District Special Assessment Revenue Refunding Series 2012 (NR/A-)
1,330,000	4.500	11/01/2033	1,330,365
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
225,000	3.000	12/15/2031	189,466

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
$545,000	2.000%	05/01/2028	$ 485,187
555,000	2.000	05/01/2029	483,494
565,000	2.125	05/01/2030	481,935
1,000,000	2.625	05/01/2034	830,177
990,000	2.800	05/01/2037	778,345
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
425,000	2.750	05/01/2025	404,535
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
2,200,000	5.000	07/01/2029	2,221,224
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
60,000	2.875	05/01/2025	57,261
170,000	3.250	05/01/2031	147,942
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,265,000	2.800	05/01/2025	1,205,193
3,330,000	3.200	05/01/2031	2,886,778
1,875,000	3.500	05/01/2037	1,506,100
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
275,000	4.750	11/01/2029	274,983
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
55,000	3.250	11/01/2024	53,535
555,000	3.500	11/01/2030	496,558
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
205,000	2.500	05/01/2026	189,997
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
575,000	3.250	05/01/2027	538,269
1,820,000	4.000	05/01/2042	1,491,671
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
120,000	2.200	12/15/2026	108,417
490,000	2.700	12/15/2031	401,185
735,000	3.125	12/15/2041	520,127
Randal Park Community Development District Randal Walk Special Assessment RB Series 2018 (NR/NR)(f)
60,000	4.100	05/01/2024	59,691
185,000	4.500	05/01/2029	182,985
Randal Park Community Development District Special Assessment RB Series 2015 (NR/NR)
280,000	4.250	11/01/2025	277,704
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
475,000	5.000	05/01/2025	483,283
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
130,000	3.750	05/01/2024	128,319
425,000	4.000	05/01/2030	402,916

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
$1,150,000	3.000%	05/01/2036	$ 884,140
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
85,000	3.500	05/01/2024	83,679
405,000	4.000	05/01/2030	383,785
615,000	4.500	05/01/2040	550,578
610,000	4.750	05/01/2050	528,920
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
190,000	3.000	05/01/2032	159,101
400,000	3.300	05/01/2042	289,913
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	4.750	05/01/2027	443,925
700,000	5.000	05/01/2032	681,642
River Bend Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000	4.000	05/01/2031	2,384,437
890,000	4.000	05/01/2035	869,228
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
570,000	2.375	05/01/2026	526,124
600,000	3.000	05/01/2031	512,113
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
460,000	2.750	05/01/2025	437,850
525,000	3.250	05/01/2031	456,879
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-2 (NR/NR)
400,000	3.000	05/01/2026	377,964
1,000,000	3.000	05/01/2031	853,521
1,000,000	3.000	05/01/2036	768,818
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
245,000	3.000	05/01/2025	235,413
475,000	3.600	05/01/2030	430,249
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
250,000	2.400	05/01/2026	230,946
300,000	3.000	05/01/2031	256,056
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(f)
165,000	2.400	05/01/2026	152,425
300,000	3.000	05/01/2031	256,056
Rivington Community Development District Special Assessment RB Series 2022 (NR\NR)
4,065,000	4.000	05/01/2052	3,051,613

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Rolling Hills Community Development District Capital Improvement and Refunding Bonds Series 2022A-2 (NR\NR)
$1,000,000	3.650%	05/01/2032	$ 880,446
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
965,000	3.750	05/01/2042	740,582
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)(f)
200,000	5.625	05/01/2029	200,672
830,000	6.250	05/01/2042	836,186
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,000,000	2.850	05/01/2027	917,040
1,100,000	3.200	05/01/2032	937,183
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
410,000	3.400	11/01/2041	309,804
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
350,000	2.500	06/15/2025	331,316
320,000	3.000	06/15/2030	279,265
290,000	4.000	06/15/2040	244,371
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
265,000	2.625	12/15/2027	238,183
355,000	3.100	12/15/2032	296,840
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.250	05/01/2042	482,315
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
690,000	2.375	05/01/2035	561,272
1,425,000	2.625	05/01/2040	1,105,256
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
290,000	3.375	06/15/2024	284,398
1,000,000	3.750	06/15/2031	902,004
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
450,000	3.000	11/01/2031	379,892
1,100,000	3.300	11/01/2041	801,675
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
500,000	5.750	11/01/2042	497,613
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
595,000	3.250	05/01/2026	566,916
1,450,000	3.750	05/01/2031	1,312,213
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
495,000	2.750	05/01/2025	471,165
465,000	3.250	05/01/2030	412,214
560,000	3.750	05/01/2040	440,219

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
$425,000	3.750%	05/01/2027	$ 406,039
700,000	4.125	05/01/2032	653,016
1,525,000	4.500	05/01/2042	1,333,618
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
400,000	4.400	10/01/2027	393,094
550,000	5.000	10/01/2032	541,631
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
130,000	4.000	11/01/2024	128,740
735,000	4.500	11/01/2029	723,930
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
70,000	4.000	11/01/2023	69,762
Shingle Creek at Bronson Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,000,000	3.500	06/15/2041	765,157
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
630,000	3.625	05/01/2024	621,209
1,895,000	4.000	05/01/2029	1,835,431
5,000,000	4.750	05/01/2039	4,646,651
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
160,000	3.300	06/15/2032	137,183
450,000	4.000	06/15/2042	365,339
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
900,000	3.000	06/15/2032	756,077
1,905,000	3.250	06/15/2042	1,395,555
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
230,000	2.500	05/01/2026	213,168
325,000	3.100	05/01/2031	279,568
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
300,000	2.500	05/01/2026	278,045
720,000	3.000	05/01/2031	614,535
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
215,000	3.125	11/01/2025	205,557
505,000	3.625	11/01/2031	448,407
300,000	4.125	11/01/2040	254,520
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
240,000	2.375	06/15/2026	220,895
175,000	2.875	06/15/2031	147,122
475,000	3.250	06/15/2041	347,177

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Fork East Community Development District Capital Improvement RB Refunding Series 2017 (NR/BBB)
$420,000	3.000%	05/01/2023	$ 419,109
435,000	3.250	05/01/2024	433,625
445,000	3.450	05/01/2025	437,792
465,000	3.625	05/01/2026	456,902
975,000	4.125	05/01/2036	929,841
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(f)
245,000	4.250	11/01/2024	243,756
730,000	4.500	11/01/2029	719,837
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
200,000	4.000	05/01/2024	198,858
590,000	4.625	05/01/2029	587,248
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
350,000	2.500	11/01/2023	347,401
355,000	2.750	11/01/2024	345,980
370,000	3.000	11/01/2025	358,350
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
425,000	2.400	05/01/2026	392,608
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
100,000	2.875	05/01/2024	97,373
300,000	3.250	05/01/2029	273,166
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
300,000	3.375	05/01/2025	290,707
120,000	4.000	05/01/2030	113,214
335,000	4.300	05/01/2040	291,456
300,000	4.500	05/01/2046	255,032
Southshore Bay Community Development District Special Assessment Bond for Assessment Area One Series 2021 (NR/NR)(f)
1,730,000	3.000	05/01/2033	1,414,044
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
900,000	4.000	12/15/2036	756,435
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
200,000	2.450	05/01/2026	185,060
Stillwater Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
305,000	2.375	06/15/2026	280,721
Stonebrier Community Development District Special Assessment Refunding Series 2016 (NR/A-)
265,000	2.500	05/01/2023	263,592
270,000	2.500	05/01/2024	265,451
280,000	3.000	05/01/2025	277,457
290,000	3.000	05/01/2026	286,605

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(f)
$330,000	3.000%	11/01/2032	$ 273,459
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(f)
585,000	3.300	11/01/2041	426,345
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
855,000	6.375	11/01/2052	867,444
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
170,000	3.500	06/15/2024	167,010
500,000	4.000	06/15/2030	473,552
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(f)
415,000	2.500	12/15/2025	387,899
500,000	3.000	12/15/2030	430,290
1,000,000	3.500	12/15/2040	758,505
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
160,000	3.125	12/15/2025	152,686
500,000	3.625	12/15/2030	450,452
870,000	4.000	12/15/2039	735,294
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
345,000	4.300	06/15/2027	339,783
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
250,000	3.000	06/15/2032	208,270
1,000,000	3.250	06/15/2042	728,480
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(f)
240,000	2.375	06/15/2026	220,333
225,000	2.875	06/15/2031	189,157
275,000	3.300	06/15/2041	203,255
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
130,000	4.250	06/15/2027	127,113
260,000	4.500	06/15/2032	250,299
585,000	5.000	06/15/2042	548,986
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
650,000	3.450	05/01/2041	483,177
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
275,000	3.150	05/01/2031	237,478
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
225,000	3.000	05/01/2025	216,196
465,000	3.300	05/01/2031	406,219
770,000	3.750	05/01/2040	608,913

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
$180,000	2.400%	05/01/2026	$ 166,281
175,000	3.000	05/01/2031	149,366
Summerstone Community Development District Special Assessment Bond for Phase Two Series 2021 (NR/NR)(f)
375,000	2.750	05/01/2031	313,020
700,000	3.150	05/01/2041	501,167
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
165,000	3.250	05/01/2030	146,270
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
430,000	4.200	05/01/2027	417,882
460,000	4.600	05/01/2032	439,778
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
395,000	2.500	05/01/2029	364,172
715,000	2.875	05/01/2033	633,645
1,435,000	3.000	05/01/2038	1,183,352
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
935,000	3.500	05/01/2029	868,556
Talis Park Community Development District Capital Improvement RB Refunding Senior Series 2016 A-1 (NR/A+)
190,000	2.500	05/01/2023	189,563
190,000	2.500	05/01/2024	188,129
200,000	3.000	05/01/2025	195,318
205,000	3.000	05/01/2026	198,522
1,135,000	3.500	05/01/2031	1,085,313
1,370,000	4.000	05/01/2036	1,324,108
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
315,000	2.375	05/01/2026	290,753
285,000	3.000	05/01/2031	243,254
Tampa-Hillsborough County Expressway Authority RB Series 2017 C (A2/A+)
2,025,000	5.000	07/01/2048	2,074,536
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,115,000	4.800	05/01/2036	1,070,048
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,655,000	3.400	06/15/2032	1,431,198
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
525,000	2.350	12/15/2026	478,563
750,000	3.000	12/15/2031	634,114
2,000,000	3.300	12/15/2041	1,466,964

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
$205,000	3.000%	05/01/2027	$ 197,811
210,000	3.125	05/01/2028	203,264
230,000	3.375	05/01/2032	218,460
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
735,000	3.600	05/01/2041	575,753
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(f)
420,000	5.200	05/01/2028	424,979
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	4.625	05/01/2028	299,673
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000	3.000	05/01/2033	4,317,091
5,290,000	3.000	05/01/2037	4,535,641
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
275,000	3.500	05/01/2024	270,987
760,000	3.850	05/01/2029	722,251
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000	3.000	05/01/2033	1,857,105
4,925,000	3.000	05/01/2040	4,025,678
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(f)
1,040,000	3.450	05/01/2024	1,024,165
2,970,000	3.750	05/01/2029	2,806,270
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
265,000	4.375	11/01/2023	264,897
1,875,000	5.000	11/01/2029	1,887,678
95,000	5.375	11/01/2039	94,628
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
505,000	4.250	06/15/2028	497,963
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
195,000	3.125	12/15/2025	186,344
735,000	3.625	12/15/2031	656,270
450,000	4.000	12/15/2040	377,956
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
750,000	5.000	04/01/2030	793,272
650,000	5.000	04/01/2031	683,900
550,000	5.000	04/01/2033	573,878
3,700,000	5.000	04/01/2048	3,723,049

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Town of Palm Beach GO Bonds for Underground Utility Project Series 2018 (Aaa/AAA)
$2,000,000	4.000%	07/01/2043	$ 2,007,047
7,000,000	4.000	07/01/2047	6,995,477
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
75,000	3.500	05/01/2024	73,948
360,000	4.000	05/01/2030	340,945
595,000	4.375	05/01/2039	528,367
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(f)
415,000	3.125	05/01/2030	370,807
475,000	3.625	05/01/2040	382,869
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
385,000	2.300	05/01/2026	354,489
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(f)
140,000	4.375	11/01/2024	139,616
485,000	5.250	11/01/2039	474,365
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(f)
355,000	2.500	05/01/2025	335,659
235,000	3.250	05/01/2030	208,323
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,190,000	3.125	11/01/2041	843,343
750,000	4.000	11/01/2051	565,816
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
135,000	2.500	11/01/2026	123,738
200,000	3.000	11/01/2031	168,841
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
160,000	3.875	05/01/2024	158,185
490,000	4.125	05/01/2029	474,416
Triple Creek Community Development District Special Assessment Series 2019 B (NR/NR)
740,000	4.875	05/01/2032	732,332
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(f)
3,955,000	4.625	11/01/2038	3,649,422
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
105,000	4.000	11/01/2024	104,099
495,000	4.500	11/01/2029	488,112
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
2,000,000	4.750	11/01/2047	1,752,246

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
$210,000	3.000%	11/01/2024	$ 203,501
700,000	3.375	11/01/2030	620,714
100,000	4.000	11/01/2050	75,978
TSR Community Development District Special Assessment RB for Village 1 Project Series 2015 (NR/NR)
315,000	4.375	11/01/2025	313,019
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
250,000	3.000	05/01/2027	231,898
465,000	3.375	05/01/2032	402,118
1,430,000	4.000	05/01/2042	1,172,072
Turnbull Creek Community Development District Senior Special Assessment Refunding Bonds Series 2015 A-1 (NR/A)
1,000,000	4.250	05/01/2031	1,002,529
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
360,000	2.250	05/01/2023	358,722
365,000	2.500	05/01/2024	361,313
375,000	2.625	05/01/2025	364,215
390,000	3.000	05/01/2026	378,839
400,000	3.125	05/01/2027	387,432
415,000	3.250	05/01/2028	404,590
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
160,000	4.200	05/01/2026	158,092
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
230,000	3.000	12/15/2024	222,424
1,000,000	3.375	12/15/2030	884,774
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(f)
1,370,000	5.000	12/15/2032	1,361,483
2,000,000	5.000	12/15/2037	1,951,634
4,470,000	5.000	12/15/2047	4,116,943
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,440,000	5.125	05/01/2042	1,365,447
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
600,000	5.375	05/01/2033	597,135
Union Park East Community Development District Special Assessment Boonds for Assessment Area 3 Project Series 2021 (NR/NR)(f)
105,000	2.950	05/01/2031	89,048
320,000	3.350	05/01/2041	234,271
370,000	4.000	05/01/2051	279,769
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
300,000	2.500	05/01/2027	290,332
310,000	2.500	05/01/2028	297,922
315,000	2.625	05/01/2029	303,853
1,060,000	3.000	05/01/2034	1,005,656
2,130,000	3.125	05/01/2038	1,897,036
1,725,000	3.250	05/01/2040	1,520,815

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(f)
$345,000	3.000%	05/01/2025	$ 331,763
525,000	3.500	05/01/2031	466,971
875,000	4.000	05/01/2040	734,664
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.625	05/01/2041	773,522
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(f)
220,000	4.000	05/01/2024	218,744
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(f)
1,000,000	4.625	05/01/2029	993,717
1,000,000	5.000	05/01/2038	969,836
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
135,000	4.000	11/01/2024	133,842
395,000	4.500	11/01/2029	389,972
Veranda Community Development District II Special Assessment Area 1 Preserve West Project Series 2018 A (NR/NR)
125,000	4.000	11/01/2024	123,928
375,000	4.500	11/01/2029	370,227
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(f)
115,000	2.500	05/01/2026	106,584
175,000	3.100	05/01/2031	150,537
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(f)
190,000	2.500	05/01/2026	176,095
270,000	3.100	05/01/2031	232,257
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
1,000,000	4.250	05/01/2037	895,769
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,265,000	3.750	05/01/2026	1,224,133
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(f)
345,000	3.250	05/01/2024	343,733
355,000	3.500	05/01/2025	349,256
370,000	3.625	05/01/2026	366,248
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
280,000	4.750	11/01/2025	280,805
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.450	11/01/2042	1,022,507

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verano No 3 Community Development District Special Assessment for Phase 1 Assessment Area Series 2021 (NR/NR)
$325,000	2.375%	05/01/2026	$ 299,984
300,000	3.000	05/01/2031	256,056
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000	3.250	05/01/2031	217,561
235,000	4.000	05/01/2040	196,641
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
150,000	2.875	05/01/2025	143,152
250,000	3.250	05/01/2031	217,562
1,050,000	4.000	05/01/2040	878,606
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
115,000	2.875	05/01/2025	109,750
250,000	3.250	05/01/2031	217,561
815,000	4.000	05/01/2040	681,966
Verona Walk Community Development District Special Assessment Senior Lien RB Refunding for Capital Improvement Series 2013 A-1 (NR/A)
495,000	4.250	05/01/2030	495,597
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
380,000	2.000	05/01/2027	343,328
385,000	2.000	05/01/2028	339,884
395,000	2.000	05/01/2029	341,306
150,000	2.125	05/01/2030	126,893
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
500,000	2.300	05/01/2026	460,376
930,000	2.800	05/01/2031	779,396
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
255,000	3.125	05/01/2025	245,716
500,000	3.500	05/01/2030	450,793
930,000	3.750	05/01/2037	769,859
Village Community Development District No. 12 Special Assessment RB Series 2018 (NR/NR)(f)
320,000	3.250	05/01/2023	319,231
920,000	3.800	05/01/2028	897,715
1,840,000	4.000	05/01/2033	1,722,274
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
720,000	2.625	05/01/2024	700,838
1,205,000	3.000	05/01/2029	1,075,748
1,440,000	3.375	05/01/2034	1,218,876
3,810,000	3.550	05/01/2039	3,016,453
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(f)
1,705,000	1.875	05/01/2025	1,599,678
2,875,000	2.625	05/01/2030	2,460,371
3,315,000	3.000	05/01/2035	2,628,663

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (BAM) (NR/AA)
$1,735,000	3.500%	05/01/2032	$ 1,741,710
2,040,000	4.000	05/01/2037	2,054,525
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
315,000	4.000	05/01/2026	322,555
305,000	4.000	05/01/2027	313,098
315,000	4.000	05/01/2028	328,375
330,000	4.000	05/01/2029	344,124
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
950,000	2.550	05/01/2031	789,602
1,900,000	2.850	05/01/2036	1,442,173
2,400,000	3.000	05/01/2041	1,677,945
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
185,000	4.625	05/01/2027	182,073
235,000	4.875	05/01/2032	229,142
610,000	5.125	05/01/2042	578,075
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
210,000	3.150	05/01/2032	178,636
500,000	3.450	05/01/2042	366,373
Villamar Community Development District Special Assessment Bonds for Phase 3 Project Series 2022 (NR\NR)
165,000	3.125	11/01/2027	152,650
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
175,000	3.250	05/01/2027	163,821
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
75,000	3.750	05/01/2024	74,030
220,000	4.000	05/01/2029	211,490
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
200,000	2.625	05/01/2025	189,827
245,000	3.200	05/01/2030	216,448
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
220,000	2.750	11/01/2024	213,166
225,000	3.000	11/01/2025	215,605
230,000	3.200	11/01/2026	219,562
1,400,000	4.125	11/01/2046	1,223,432
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
625,000	5.500	05/01/2034	627,956
925,000	5.750	05/01/2044	927,133
Waters Edge Community Development District Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
2,145,000	4.000	05/01/2031	2,099,889

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(f)
$500,000	5.125%	11/01/2038	$ 489,148
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
2,360,000	5.500	11/01/2045	2,327,423
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
125,000	3.250	11/01/2024	121,713
375,000	3.625	11/01/2029	347,512
1,000,000	4.000	11/01/2039	846,835
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(f)
500,000	2.750	05/01/2026	465,889
415,000	3.250	05/01/2031	361,921
515,000	3.625	05/01/2041	395,407
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
170,000	4.750	05/01/2032	163,057
300,000	5.125	05/01/2042	281,095
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(f)
280,000	2.650	05/01/2025	265,910
630,000	3.000	05/01/2031	537,718
1,725,000	4.000	05/01/2040	1,442,725
1,595,000	4.000	05/01/2051	1,206,030
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
385,000	2.400	05/01/2026	355,991
575,000	3.000	05/01/2031	491,829
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
510,000	4.625	05/01/2029	503,508
475,000	5.375	05/01/2042	463,260
West Villages Improvement District Unit of Development No. 3 Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,535,000	5.000	05/01/2032	2,538,372
1,935,000	4.500	05/01/2034	1,845,130
3,390,000	5.000	05/01/2037	3,329,147
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
260,000	4.000	05/01/2024	258,548
750,000	4.250	05/01/2029	732,247
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
200,000	2.500	05/01/2026	185,421
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
435,000	2.500	05/01/2026	403,296
Westside Community Development District Solara Phase 2 Assessment Area Special Assessment RB Series 2019 (NR/NR)
125,000	3.625	05/01/2024	123,602
355,000	3.900	05/01/2029	337,083

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(f)
$260,000	3.500%	05/01/2024	$ 256,516
810,000	3.750	05/01/2029	766,151
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
250,000	2.500	05/01/2026	232,600
650,000	3.000	05/01/2031	559,514
1,400,000	3.250	05/01/2041	1,040,485
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	5.750	06/15/2042	995,330
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(f)
250,000	3.500	06/15/2024	245,603
1,285,000	3.750	06/15/2030	1,176,081
3,350,000	4.250	06/15/2039	2,877,631
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,300,000	5.625	05/01/2042	1,306,440
Willows Community Development District Special Assessment RB Series 2019 (NR/NR)
130,000	3.875	05/01/2024	128,525
500,000	4.370	05/01/2029	490,601
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
170,000	2.400	05/01/2026	157,043
300,000	2.950	05/01/2031	254,424
865,000	3.350	05/01/2041	634,859
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
200,000	4.250	11/01/2029	194,339
680,000	4.875	11/01/2039	639,970
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
900,000	4.000	05/01/2042	737,713
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
160,000	3.000	05/01/2025	153,740
230,000	3.650	05/01/2030	209,449
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
135,000	4.875	05/01/2036	130,505
250,000	5.000	05/01/2047	230,476
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
690,000	2.500	05/01/2025	654,739
640,000	3.125	05/01/2030	564,494

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wynnfield Lakes Community Development District Special Assessment Refunding Bonds Series 2014 (NR/BBB+)
$1,450,000	4.500%	05/01/2036	$ 1,426,644
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
180,000	2.500	05/01/2026	166,827
350,000	3.000	05/01/2031	298,732

			863,174,137

Georgia – 2.0%
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(d)
1,600,000	2.250	05/25/2023	1,591,051
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,000,000	2.150	06/13/2024	2,928,133
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(d)
3,100,000	2.925	03/12/2024	3,064,902
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
9,475,000	3.000	02/01/2023	9,471,644
City of Atlanta RB for Water & Wastewater Series 2018 B (Aa2/AA-)
4,750,000	3.500	11/01/2043	4,162,636
County of Fulton RB Refunding for Water & Sewerage Series 2013 A (Aa2/AA)
7,585,000	4.000	01/01/2035	7,587,583
Development Authority of Bartow County Pollution Control RB First Series 1997 (NR\BBB+)(a)
5,000,000	1.800	09/01/2029	4,461,238
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
465,000	5.000	03/01/2027	435,078
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
1,215,000	2.375	01/01/2031	1,046,299
1,800,000	4.000	01/01/2036	1,617,025
Glynn-Brunswick Memorial Hospital Authority RB Refunding for Southeast Georgia Health System Obligated Group Series 2020 (Baa1/BBB+)
775,000	4.000	08/01/2035	727,934
500,000	4.000	08/01/2036	469,862
750,000	4.000	08/01/2037	695,677
745,000	4.000	08/01/2038	683,272
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
14,050,000	4.000	12/02/2024	14,050,430
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
15,875,000	4.000	09/01/2027	15,745,025
Main Street Natural Gas Gas Supply RB Series 2022B (NR/NR)
1,740,000	5.000	06/01/2027	1,796,217

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
$14,250,000	4.000%	09/01/2023	$ 14,245,506
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (NR/NR)
1,500,000	5.000	05/15/2024	1,516,326
4,775,000	5.000	05/15/2030	4,981,839
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
3,000,000	5.000	05/15/2027	3,098,447
4,875,000	5.000	05/15/2049	4,765,258
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)(a)(b)
10,295,000	4.000	12/01/2029	10,013,216
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(d)
1,850,000	1.000	08/21/2026	1,652,901
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
2,210,000	5.000	01/01/2023	2,210,000
4,155,000	5.000	01/01/2024	4,221,755
4,360,000	5.000	01/01/2025	4,508,292
4,575,000	5.000	01/01/2026	4,808,126
4,805,000	5.000	01/01/2027	5,107,035
5,040,000	5.000	01/01/2028	5,416,311
5,295,000	5.000	01/01/2029	5,698,033
1,080,000	5.000	01/01/2034	1,140,364
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
495,000	5.000	06/01/2031	549,586
400,000	5.000	06/01/2032	441,380
500,000	5.000	06/01/2033	550,022
400,000	4.000	06/01/2034	405,715
500,000	4.000	06/01/2035	499,313
850,000	4.000	06/01/2045	774,138
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(f)
1,275,000	4.000	01/01/2038	1,152,887
Savanah Economic Development Authority Recovery Zone Facility Revenune Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	384,903
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
1,925,000	1.900	08/01/2024	1,858,401
State of Georgia GO Bonds Series 2021A (Aaa\AAA)
1,000,000	4.000	07/01/2035	1,052,752

			151,586,512

Guam – 0.7%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
1,265,000	5.250	10/01/2029	1,289,632
1,285,000	5.250	10/01/2030	1,305,888

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
$765,000	3.099%	10/01/2028	$ 662,998
550,000	3.189	10/01/2029	465,591
740,000	3.489	10/01/2031	608,838
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
875,000	3.625	02/01/2025	849,324
2,045,000	4.250	02/01/2030	1,986,492
Guam Government GO Bonds Series 2019 (AMT) (Ba1/BB-)
2,165,000	5.000	11/15/2031	2,278,784
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
2,755,000	5.000	12/01/2025	2,839,297
2,255,000	5.000	12/01/2026	2,344,407
2,000,000	5.000	12/01/2027	2,078,817
Guam Government RB Refunding Series 2021 E (Ba1/NR)
7,795,000	3.250	11/15/2026	7,368,933
Guam Government RB Refunding Series 2021 F (Ba1/NR)
525,000	5.000	01/01/2028	550,901
1,225,000	5.000	01/01/2029	1,293,973
1,100,000	5.000	01/01/2030	1,169,693
1,100,000	5.000	01/01/2031	1,176,204
7,065,000	4.000	01/01/2042	6,157,220
Guam Power Authority RB Series 2014 A (AGM) (A2/AA)
325,000	5.000	10/01/2039	333,949
250,000	5.000	10/01/2044	256,323
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
1,030,000	5.000	01/01/2046	1,013,434
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
6,615,000	5.000	01/01/2050	6,556,003
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
350,000	5.000	07/01/2025	356,669
560,000	5.000	07/01/2026	575,083
350,000	5.000	07/01/2027	361,796
370,000	5.000	07/01/2028	382,395
725,000	5.000	07/01/2029	748,819
700,000	5.000	07/01/2030	722,803
700,000	5.000	07/01/2031	722,152
700,000	5.000	07/01/2032	721,030
Guam Waterworks Authority Water and Wastewater System RB Series 2013 (CASH) (Baa2\A-)(b)
1,450,000	5.500	07/01/2023	1,467,888
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
400,000	5.000	07/01/2029	425,426
600,000	5.000	07/01/2031	636,938
250,000	5.000	07/01/2033	264,567
225,000	5.000	07/01/2034	237,478
425,000	5.000	07/01/2036	444,158

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – (continued)
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
$300,000	5.000%	11/01/2027	$ 314,350
450,000	5.000	11/01/2028	474,939
450,000	5.000	11/01/2029	477,932
375,000	5.000	11/01/2030	400,783

			52,321,907

Hawaii – 0.4%
City & County Honolulu RB for Wastewater System Series 2018 A (Aa2/NR)
8,000,000	4.000	07/01/2042	7,832,131
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2017 B (AMT) (Baa1/NR)
5,025,000	4.000	03/01/2037	4,673,214
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
9,055,000	3.200	07/01/2039	7,366,636
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
30,000	4.000	05/15/2026	29,929
75,000	5.000	05/15/2029	77,596
35,000	5.000	05/15/2030	36,074
150,000	5.000	05/15/2031	153,935
180,000	5.000	05/15/2032	184,134
60,000	3.000	05/15/2033	49,482
100,000	3.000	05/15/2034	81,061
150,000	3.000	05/15/2035	119,532
670,000	3.250	05/15/2039	519,838
575,000	5.000	05/15/2044	572,503
State of Hawaii Airports System RB Series 2022A (AMT) (A1/A+)
9,000,000	5.000	07/01/2051	9,165,118

			30,861,183

Idaho – 0.0%
Nez Perce County PCRB Refunding for Potlatch Corp. Project Series 2016 (Baa3/BBB-)
2,000,000	2.750	10/01/2024	1,965,526

Illinois – 11.5%
Barrington Community Unit School District GO School Bonds Series 2021 (AAA/NR)
2,255,000	5.000	12/01/2029	2,582,391
Berwyn Municipal Securitization Corp. RB Refunding Series 2019 (AGM-CR) (NR/AA)
7,200,000	5.000	01/01/2035	7,956,129
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
625,000	4.000	10/01/2043	564,070

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)
$350,000	0.000	%(g)	01/01/2026	$ 316,325
165,000	0.000	(g)	01/01/2027	143,851
240,000	0.000	(g)	01/01/2028	201,808
300,000	5.000		01/01/2029	331,049
175,000	5.000		01/01/2030	192,358
1,875,000	5.000		01/01/2032	2,049,573
765,000	5.000		01/01/2033	833,690
1,115,000	5.000		01/01/2034	1,213,851
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
555,000	5.382		12/01/2023	548,486
7,690,000	5.482		12/01/2024	7,495,288
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
3,550,000	6.000		04/01/2046	3,681,189
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
760,000	5.000		04/01/2034	773,005
575,000	5.000		04/01/2035	582,285
525,000	5.000		04/01/2036	529,813
1,110,000	5.000		04/01/2037	1,119,434
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(g)
2,225,000	0.000		12/01/2026	1,907,711
1,125,000	0.000		12/01/2027	923,488
3,095,000	0.000		12/01/2029	2,320,423
2,660,000	0.000		12/01/2030	1,900,199
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(g)
965,000	0.000		12/01/2027	792,147
1,040,000	0.000		12/01/2028	816,106
Chicago Illinois Board of Education GO Bonds Capital Appreciation Series 2009 C (Ba1/BBB+)(g)
670,000	0.000		01/01/2031	474,304
Chicago Illinois Board of Education GO Bonds Series 2015 C (NR/BB)
2,500,000	6.000		12/01/2035	2,572,668
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB) (g)
4,705,000	0.000		12/01/2031	3,196,872
Chicago Illinois Board of Education GO Refunding Bonds Series 1999 A (NATL) (Baa2/BB) (g)
3,485,000	0.000		12/01/2023	3,362,113
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
2,500,000	5.500		12/01/2026	2,604,436
6,330,000	5.500		12/01/2027	6,653,481
3,000,000	5.500		12/01/2028	3,180,235
2,115,000	5.500		12/01/2029	2,259,586
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
1,020,000	5.250		12/01/2039	1,015,414

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Revenues Series 2012 A (Ba3/BB)
$5,225,000	5.000%		12/01/2042	$ 5,002,405
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
10,380,000	6.038		12/01/2029	9,730,544
2,500,000	6.138		12/01/2039	2,136,777
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
5,160,000	7.000		12/01/2044	5,463,538
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
7,125,000	6.500		12/01/2046	7,509,736
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
5,325,000	5.000		12/01/2025	5,492,371
1,270,000	5.000		12/01/2026	1,321,288
2,375,000	5.000		12/01/2027	2,489,296
2,000,000	5.000		12/01/2028	2,111,182
1,500,000	5.000		12/01/2030	1,575,858
3,350,000	5.000		12/01/2031	3,512,841
2,550,000	5.000		12/01/2032	2,668,707
2,800,000	5.000		12/01/2033	2,915,121
600,000	5.000		12/01/2034	619,534
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 C (AGM) (NR/AA)
2,180,000	5.000		12/01/2028	2,301,189
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 A (NR/BB)
2,000,000	0.000	(g)	12/01/2025	1,782,603
2,000,000	0.000	(g)	12/01/2026	1,708,239
300,000	0.000	(g)	12/01/2027	245,082
2,500,000	4.000		12/01/2027	2,445,957
5,000,000	5.000		12/01/2030	5,123,821
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2019 B (NR/BB)
1,200,000	5.000		12/01/2023	1,211,412
1,250,000	5.000		12/01/2024	1,272,932
1,200,000	5.000		12/01/2025	1,227,683
1,000,000	5.000		12/01/2026	1,024,014
3,060,000	5.000		12/01/2028	3,134,396
1,000,000	5.000		12/01/2029	1,026,007
3,000,000	5.000		12/01/2030	3,074,293
1,000,000	5.000		12/01/2031	1,023,204
1,000,000	5.000		12/01/2032	1,020,724
1,000,000	5.000		12/01/2033	1,017,572
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (AGM-CR NATL) (A2/AA)(g)
1,465,000	0.000		01/01/2030	1,121,070
Chicago Illinois Capital Appreciation GO Bonds for City Colleges Project Series 1999 (NATL) (Baa2/BBB+)(g)
1,200,000	0.000		01/01/2028	985,100

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(g)
$750,000	0.000%	01/01/2032	$ 504,495
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
330,000	5.500	01/01/2037	334,900
3,020,000	5.500	01/01/2040	3,057,711
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
1,500,000	5.250	01/01/2033	1,504,157
630,000	5.000	01/01/2034	630,105
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
1,130,000	7.517	01/01/2040	1,190,597
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000	5.500	01/01/2039	1,338,347
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
13,893,000	7.375	01/01/2033	14,672,290
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
4,890,000	5.000	01/01/2029	5,122,783
2,720,000	5.000	01/01/2031	2,833,029
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
2,385,000	5.432	01/01/2042	2,007,416
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
2,575,000	5.000	01/01/2024	2,602,443
4,435,000	5.000	01/01/2025	4,520,268
5,600,000	5.000	01/01/2038	5,640,140
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2013 A (AMT) (A3/A-)
4,235,000	5.500	01/01/2029	4,240,019
Chicago Illinois O’Hare International Airport RB General Airport Senior Lien Series 2018 B (NR/A)
6,000,000	5.000	01/01/2048	6,126,845
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2015 A (AMT) (NR/A)
2,605,000	5.000	01/01/2023	2,605,000
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
4,855,000	5.000	01/01/2037	5,016,696
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 D (NR/A)
8,955,000	5.250	01/01/2035	9,541,694
Chicago Illinois Sales Tax Refunding Series 2002 (ETM) (NR/NR)
1,105,000	5.000	01/01/2025	1,153,673
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
475,000	5.250	01/01/2042	487,693
1,330,000	4.000	01/01/2052	1,247,047
Chicago Illinois Water RB Refunding for Second Lien Project Series 2017-2 (AGM) (NR/AA)
1,000,000	5.000	11/01/2033	1,063,201

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Water RB Refunding Second Lien Project RMKT 05/23/16 Series 2004 (NR/A/NR)
$1,645,000	5.000%	11/01/2026	$ 1,732,840
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
15,475,000	5.000	11/01/2042	15,475,506
Chicago Park District GO LT Refunding Bonds Series 2021C (AA-/AA-)
4,400,000	4.000	01/01/2035	4,306,450
Chicago Transit Authority Sales Tax Recepts RB Series 2014 (NR/AA)
4,500,000	5.250	12/01/2049	4,546,377
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
680,000	3.250	07/01/2029	598,632
City of Chicago Board of Education GO Bonds Series 1999 A (Ba2/BB)
4,725,000	5.500	12/01/2026	4,876,749
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/AA)
15,000,000	5.000	12/01/2027	15,721,867
7,950,000	5.000	12/01/2029	8,375,838
4,690,000	5.000	12/01/2030	4,927,183
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB)
1,900,000	5.000	12/01/2024	1,934,857
6,270,000	5.000	12/01/2025	6,414,643
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR\BB)
2,250,000	4.000	12/01/2037	2,003,136
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
11,590,000	5.000	01/01/2036	11,484,181
City of Chicago GO Bonds Refunding Series 2019A (NR/BBB+)
3,775,000	5.000	01/01/2027	3,906,506
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000	5.000	01/01/2026	4,801,497
4,870,000	5.000	01/01/2028	5,072,141
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000	5.000	01/01/2027	1,303,893
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000	4.000	01/01/2028	302,297
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000	5.250	01/01/2028	2,757,533
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
5,579,000	4.000	01/01/2030	5,381,933
2,956,000	4.000	01/01/2038	2,657,800
5,330,000	4.000	01/01/2044	4,482,958
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)(h)
1,950,000	4.000	01/01/2035	1,839,715
3,250,000	5.000	01/01/2035	3,371,329

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
$2,745,000	5.000%	01/01/2025	$ 2,797,776
8,480,000	5.000	01/01/2029	8,883,680
9,315,000	5.000	01/01/2030	9,817,890
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
2,900,000	5.500	01/01/2049	2,947,265
City of Chicago IL Waterworks Revenue RB Series 1999 (A/NR/Baa2/WR)
1,560,000	5.000	11/01/2028	1,625,114
1,780,000	5.000	11/01/2029	1,851,261
1,000,000	5.000	11/01/2030	1,039,822
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (A3/A-)
1,000,000	5.000	01/01/2029	1,009,470
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2016B (NR/A-)
10,000,000	5.000	01/01/2041	10,115,679
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
3,650,000	5.000	01/01/2042	3,772,577
2,250,000	4.500	01/01/2048	2,123,481
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000	5.000	01/01/2033	4,465,694
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (NR/A+)
2,000,000	5.000	01/01/2025	2,058,275
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
2,500,000	4.000	01/01/2042	2,378,083
City of Chicago Second Lien Wastewater Transmission Revenue Refunding Bonds Series 2008C (NR/A)
2,000,000	5.000	01/01/2035	2,028,051
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
265,000	5.432	01/01/2042	242,338
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
5,650,000	6.314	01/01/2044	5,665,674
City of Peoria GO Refunding Bonds Series 2019 (AGM) (A2/AA)
880,000	5.000	01/01/2029	968,972
1,470,000	5.000	01/01/2031	1,617,481
Cook County Community School District No. 97 Oak Park GO Bonds Series 2020 (Aa2/NR)
195,000	4.000	01/01/2026	200,271
115,000	4.000	01/01/2027	118,954
200,000	4.000	01/01/2028	207,663
200,000	4.000	01/01/2029	209,394
145,000	4.000	01/01/2030	151,005
Cook County High School District No. 209 Proviso Township GO Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000	5.500	12/01/2036	11,677,477

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Cook County School District No. 95 GO Refunding Bonds for Brookfield-Lagrange Park Project Series 2017 A (Aa2/NR)
$840,000	4.000%	12/01/2023	$ 846,615
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
2,330,000	5.000	11/15/2032	2,576,391
2,080,000	5.000	11/15/2038	2,230,805
8,905,000	4.000	11/15/2039	8,387,227
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000	4.000	11/15/2047	1,437,344
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
605,000	5.000	12/01/2034	630,494
775,000	5.000	12/01/2039	790,101
1,000,000	5.000	12/01/2044	1,005,327
Illinois Finance Authority RB for Cook County School District No. 73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000	4.000	12/01/2036	2,340,769
1,420,000	4.000	12/01/2037	1,430,721
4,230,000	4.000	12/01/2042	4,132,636
Illinois Finance Authority RB for Cook County School District No. 95 Brookfield Series 2018 (Aa2/NR)
500,000	4.000	12/01/2038	493,086
400,000	4.000	12/01/2040	391,413
1,085,000	4.000	12/01/2042	1,062,904
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,000,000	5.000	03/01/2040	972,365
685,000	5.000	03/01/2042	660,342
Illinois Finance Authority RB for DuPage County Community High School District No. 99 Downers Grove Series 2020 A (NR/AA+)
1,300,000	4.000	12/15/2032	1,344,989
3,740,000	4.000	12/15/2033	3,850,119
1,700,000	4.000	12/15/2034	1,734,854
1,395,000	4.000	12/15/2035	1,410,720
2,750,000	3.000	12/15/2036	2,497,825
2,000,000	3.000	12/15/2037	1,792,108
Illinois Finance Authority RB for Northwestern Memorial Healthcare Obligation Group Series 2017 A (Aa2/AA+)
19,555,000	4.000	07/15/2047	17,909,981
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
685,000	5.500	05/15/2026	692,904
725,000	5.500	05/15/2027	733,908
765,000	5.500	05/15/2028	774,856
Illinois Finance Authority RB for Plymouth Place Series 2022B-3 (NR/NR)
1,750,000	4.750	11/15/2027	1,754,432
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(f)
5,600,000	6.125	04/01/2049	5,376,770

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Christian Homes, Inc. Obligated Group Series 2021 B (NR/NR)
$2,280,000	3.250%	05/15/2027	$ 1,977,510
Illinois Finance Authority RB Refunding for Edward Elmhurst Healthcare Obligation Group Series 2018 A (NR/A)(b)
4,000,000	4.250	01/01/2028	4,227,795
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,425,000	4.000	05/15/2027	1,373,463
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
750,000	5.000	09/01/2026	770,517
500,000	5.000	09/01/2027	515,874
500,000	5.000	09/01/2028	517,518
1,600,000	5.000	09/01/2030	1,655,029
1,000,000	5.000	09/01/2031	1,031,006
1,000,000	5.000	09/01/2032	1,027,022
1,035,000	5.000	09/01/2033	1,058,286
1,150,000	5.000	09/01/2034	1,170,195
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
900,000	4.000	09/01/2041	818,503
3,875,000	5.000	09/01/2046	3,908,260
Illinois Finance Authority RB Refunding for Lawndale Educational & Regional Network Charter School Obligated Group Series 2021 (NR/BBB)
650,000	4.000	11/01/2041	577,714
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
375,000	5.000	05/15/2041	327,905
Illinois Finance Authority RB Refunding for University of Chicago Series 2018 A (Aa2/AA-)
2,100,000	5.000	10/01/2041	2,240,044
Illinois Finance Authority RB Refunding for University of Chicago Series 2021 A (Aa2/AA-)
1,380,000	5.000	10/01/2037	1,590,635
4,400,000	5.000	10/01/2038	5,072,479
Illinois Finance Authority RB Series 2021 (NR\BB+)(f)
375,000	4.000	10/01/2042	288,520
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien Series 2020 A (NR/AA-)
1,130,000	5.000	01/01/2036	1,206,975
5,290,000	4.000	01/01/2038	5,099,484
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018 C (NR/AA-)
10,685,000	5.000	01/01/2026	11,270,092
8,170,000	5.000	01/01/2027	8,708,742
15,355,000	5.000	01/01/2028	16,479,583
11,790,000	5.000	01/01/2029	12,761,014
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds Series 2021 (NR\BB+)
1,500,000	5.000	06/15/2030	1,523,023
575,000	5.000	06/15/2031	581,699

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
$4,160,000	5.000%	06/15/2027	$ 4,242,931
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,000,000	5.500	07/01/2024	5,042,802
4,000,000	5.500	07/01/2025	4,034,632
5,500,000	5.250	07/01/2028	5,527,436
9,490,000	5.500	07/01/2038	9,511,803
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
375,000	4.500	12/01/2041	339,223
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
48,140,000	5.000	11/01/2024	49,052,999
2,000,000	5.000	11/01/2025	2,050,126
13,250,000	5.000	11/01/2026	13,657,988
24,005,000	5.000	11/01/2028	24,686,605
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
16,380,000	5.000	05/01/2031	16,716,307
1,760,000	5.000	05/01/2042	1,725,689
1,760,000	5.000	05/01/2043	1,720,343
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
8,000,000	5.000	11/01/2024	8,151,724
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
4,980,000	4.000	11/01/2042	4,200,982
Illinois State GO Bonds Series 2020 (Baa2/BBB)
1,525,000	5.500	05/01/2039	1,573,926
4,100,000	5.750	05/01/2045	4,258,331
Illinois State GO Refunding Bonds Series 2016 (AGM) (A2/AA)
1,185,000	4.000	02/01/2031	1,192,061
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
2,340,000	5.000	10/01/2031	2,384,231
Illinois State Toll Highway Authority Toll Highway Senior RB 2019 Series C (AA-/Aa3)
9,395,000	5.000	01/01/2025	9,805,109
Kane County School District No. 131 Aurora East Side GO Refunding Bonds Series 2020 B (AGM) (A1/AA)
405,000	4.000	12/01/2028	426,589
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (Baa3/A-)(g)
2,000,000	0.000	06/15/2034	1,201,104
1,860,000	0.000	06/15/2038	874,061
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(g)
5,600,000	0.000	12/15/2032	3,669,310
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (Baa2/BBB+)(g)
2,690,000	0.000	12/15/2031	1,858,292
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)
2,000,000	5.000	12/15/2028	2,059,893
300,000	5.000	12/15/2032	307,374

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+) – (continued)
$600,000	5.000%		12/15/2033	$ 612,891
500,000	5.000		12/15/2034	509,968
1,260,000	0.000	(c)	12/15/2037	738,643
3,500,000	0.000	(c)	12/15/2042	1,956,310
3,850,000	0.000	(c)	12/15/2047	2,073,867
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(g)
2,000,000	0.000		12/15/2034	1,166,661
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
5,355,000	4.000		06/15/2052	4,334,541
Regional Transportation Authority Illinois GO Refunding Bonds Series 2017 A (NR/AA)
4,430,000	5.000		07/01/2029	4,821,113
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
4,355,000	5.000		01/01/2026	4,593,472
5,150,000	5.000		01/01/2027	5,489,599
2,665,000	5.000		01/01/2028	2,860,181
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
4,000,000	5.000		01/01/2029	4,329,436
South Sangamon Water Commission GO Refunding Bonds for Alternative Revenue Source Series 2020 (AGM) (Baa1/AA)
875,000	4.000		01/01/2032	913,414
450,000	4.000		01/01/2033	468,524
475,000	4.000		01/01/2034	494,435
420,000	4.000		01/01/2035	433,705
470,000	4.000		01/01/2037	477,354
Southwestern Illinois Development Authority RB Capital Appreciation for Local Government Program Series 2007 (AGM) (NR/AA)(g)
6,055,000	0.000		12/01/2025	5,455,679
Springfield Illinois Senior Lien Electric RB Refunding Series 2015 (AGM) (A2/AA)
4,000,000	3.500		03/01/2030	4,021,687
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
570,000	5.000		02/01/2024	577,422
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
875,000	4.250		12/01/2040	778,857
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
925,000	3.250		11/01/2026	896,754
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
12,830,000	5.000		11/01/2029	13,143,783
State of Illinois GO Bonds Series 2017D (Baa1/BBB+)
10,000,000	5.000		11/01/2027	10,336,717
State of Illinois GO Bonds Series 2020D (Baa1/BBB+)
5,425,000	5.000		10/01/2024	5,525,137
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,195,000	4.000		03/01/2041	3,598,961
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
3,875,000	5.500		03/01/2047	3,964,227

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
$500,000	5.000%	10/01/2028	$ 516,836
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
1,500,000	4.000	12/01/2033	1,401,386
5,000,000	4.250	12/01/2037	4,613,939
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
5,100,000	5.000	10/01/2027	5,271,224
State of Illinois RB Refunding Series 2016 C (BAM-TCRS) (NR/AA)
5,580,000	4.000	06/15/2028	5,687,210
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(f)
375,000	4.000	01/01/2031	335,869
335,000	5.000	01/01/2045	285,664
Village of Hillside Illinois Tax Increment RB Refunding Series 2018 (NR/NR)
450,000	5.000	01/01/2024	450,729
2,690,000	5.000	01/01/2030	2,646,270
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,500,000	4.250	01/01/2029	1,411,576
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000	5.000	12/30/2027	3,373,005
3,235,000	5.000	12/30/2028	3,633,267
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
210,000	4.125	10/01/2041	173,431
420,000	4.125	10/01/2046	329,443
Will County Community High School District No. 210 Lincoln-Way GO Refunding Bonds Series 2020 (AGM) (Baa1/AA)
650,000	4.000	01/01/2034	659,320

			874,753,302

Indiana – 0.6%
City of Mishawaka RB for Sewerage Works Series 2018 (AGM) (NR/AA)
1,845,000	2.000	09/01/2038	1,422,478
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(d)
11,500,000	5.000	06/05/2026	11,771,416
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
540,000	5.000	09/15/2034	565,162
680,000	5.000	09/15/2039	695,635
445,000	4.000	09/15/2044	384,471
Indiana Finance Authority First Lien Wastewater Utility RB Series 2015A (AA/NR)
16,825,000	5.000	10/01/2045	17,219,913
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
2,300,000	2.100	11/01/2026	2,216,385

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
$185,000	4.000%	07/01/2030	$ 173,447
300,000	5.000	07/01/2040	283,605
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
2,110,000	3.000	11/01/2030	1,866,043
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,350,000	3.000	11/01/2030	2,078,295
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
300,000	1.720	11/15/2023	288,941
350,000	1.990	11/15/2024	325,884
360,000	2.450	11/15/2025	327,163
465,000	2.520	11/15/2026	415,092
610,000	2.920	11/15/2027	536,404
850,000	3.210	11/15/2028	736,582
880,000	3.260	11/15/2029	750,505
670,000	3.300	11/15/2030	563,896
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.55%)
3,560,000	3.680	11/01/2023	3,560,588
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
1,300,000	4.000	09/01/2033	1,284,083

			47,465,988

Iowa – 0.4%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
11,195,000	5.000	05/01/2042	10,685,755
City of Davenport GO Corporate Bonds Series 2019 IA (Aa3/AA)
1,060,000	4.000	06/01/2031	1,097,967
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
5,800,000	4.000	12/01/2032	5,547,638
Iowa Finance Authority RB for Gevo NW Iowa RNG LLC Series 2021 (AMT) (Aa3/VMIG1/NR)(a)(b)
5,500,000	1.500	04/01/2024	5,374,070
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
1,700,000	4.000	05/15/2055	1,108,831
2,300,000	5.000	05/15/2055	1,846,413
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
925,000	5.375	10/01/2052	937,822

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1 (NR/BBB)
$6,995,000	4.000%	06/01/2049	$ 6,878,157

			33,476,653

Kansas – 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
825,000	4.000	06/01/2036	686,520
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,750,000	6.500	12/01/2052	1,738,448
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,300,000	4.000	05/15/2023	1,294,902
1,015,000	4.000	05/15/2024	1,000,156
1,060,000	5.000	05/15/2025	1,054,809
1,165,000	5.000	05/15/2027	1,144,361

			6,919,196

Kentucky – 1.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(f)
1,925,000	4.450	01/01/2042	1,749,913
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(f)
2,250,000	3.700	01/01/2032	2,140,502
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
4,525,000	2.125	10/01/2034	3,457,546
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
6,100,000	2.000	02/01/2032	4,918,435
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
180,000	4.000	03/01/2046	157,129
110,000	4.000	03/01/2049	94,439
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
1,200,000	4.000	06/01/2037	1,125,760
400,000	4.000	06/01/2045	351,710
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,000,000	5.000	08/01/2035	1,047,722
1,000,000	5.000	08/01/2036	1,042,499
Kentucky State Property & Building Commission RB Refunding Project No. 112 Series 2016 B (ST APPROP) (A1/A-)
8,145,000	5.000	11/01/2025	8,593,583
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
400,000	4.000	11/01/2046	377,109

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
$2,000,000	4.000%	10/01/2034	$ 1,970,674
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
17,250,000	2.000	10/01/2033	13,334,728
Louisville & Jefferson County Metropolitan Sewer District RB Refunding for Kentucky Sewer & Drainage System Series 2018 A (Aa3/AA)
10,000,000	4.000	05/15/2038	9,911,075
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)(a)(b)
25,000,000	4.000	06/01/2026	24,747,450
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
16,775,000	4.000	08/01/2030	16,247,180
University of Kentucky General Receipts Refunding Bonds Series 2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000	4.000	04/01/2026	3,342,766

			94,610,220

Louisiana – 1.8%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
1,135,000	4.000	12/01/2023	1,135,655
1,150,000	4.000	12/01/2024	1,150,456
1,385,000	5.000	12/01/2025	1,423,922
1,455,000	5.000	12/01/2026	1,507,881
1,530,000	5.000	12/01/2027	1,596,684
1,605,000	5.000	12/01/2028	1,687,312
1,000,000	5.000	12/01/2029	1,058,370
City of New Orleans Sewerage Service RB Series 2020 B (AGM) (NR/AA)
275,000	4.000	06/01/2035	284,364
310,000	4.000	06/01/2036	316,389
285,000	4.000	06/01/2037	287,091
310,000	4.000	06/01/2038	306,841
355,000	4.000	06/01/2039	349,193
310,000	4.000	06/01/2040	302,633
City of New Orleans Sewerage Service RB Series 2020 B (NR/A)
1,325,000	5.000	06/01/2045	1,373,107
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(d)
17,000,000	1.000	12/01/2024	15,950,932
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(f)
630,000	3.625	06/01/2024	622,706
2,540,000	3.750	06/01/2030	2,354,282
5,070,000	4.375	06/01/2048	4,300,135

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
$485,000	2.375%	06/01/2026	$ 448,269
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(f)
16,590,000	5.000	04/01/2035	16,867,410
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
14,185,000	3.500	11/01/2032	13,228,698
Louisiana Local Government Environmental Facilities & Community Development Authority Subordinate Lien RB for East Baton Rouge Sewerage Commission Projects Series 2014 A (WR/A+)(b)
6,250,000	4.375	02/01/2024	6,352,398
Louisiana Local Government Environmental Facilities and Community Development Authority RB Refunding for Ragin’ Cajun Facilities, Inc. - Student Housing & Parking Project Series 2017 (AGM) (NR/AA)
900,000	2.750	10/01/2023	896,768
670,000	5.000	10/01/2023	679,355
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(f)
420,000	5.625	06/01/2037	408,075
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(f)
400,000	6.000	06/01/2037	380,011
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(f)
300,000	6.125	06/01/2037	287,126
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000	3.000	06/01/2050	2,578,043
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (NR/A+)
1,295,000	4.000	06/01/2050	1,188,224
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000	4.000	07/01/2044	810,994
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
1,435,000	4.000	10/01/2036	1,347,363
885,000	4.000	10/01/2037	821,255
1,530,000	4.000	10/01/2039	1,389,168
550,000	4.000	10/01/2041	487,143
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
3,695,000	4.000	05/15/2042	3,512,405
600,000	5.000	05/15/2046	613,409
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(f)
580,000	4.000	06/01/2031	530,090
1,235,000	4.000	06/01/2041	998,724

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(f)
$490,000	4.000%	06/01/2031	$ 447,834
785,000	4.000	06/01/2041	634,817
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000	5.000	05/15/2042	2,465,031
New Orleans Aviation Board GARB Series 2015 B (AMT) (A2/A-)
3,750,000	5.000	01/01/2034	3,823,924
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
1,000,000	5.000	01/01/2048	987,028
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(d)
6,000,000	2.000	04/01/2023	5,962,947
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-) (PUTABLE)(a)(b)(d)
21,235,000	2.200	07/01/2026	19,543,643
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(d)
15,505,000	2.100	07/01/2024	15,019,354
Port of New Orleans Board of Commissioners RB Refunding Series 2013 B (A2/A)(b)
500,000	5.000	04/01/2023	502,175

			139,219,634

Maine – 0.3%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
800,000	3.000	01/01/2026	791,806
800,000	3.000	01/01/2027	787,011
300,000	5.000	01/01/2028	324,117
225,000	5.000	01/01/2029	245,055
270,000	5.000	01/01/2030	297,142
370,000	5.000	01/01/2031	406,577
810,000	5.000	01/01/2032	887,996
890,000	5.000	01/01/2033	967,717
620,000	5.000	01/01/2034	670,813
Finance Authority of Maine RB Refunding for Supplemental Education Loan Series 2019 A-1 (AMT) (AGM) (A2/AA)
500,000	5.000	12/01/2023	507,478
500,000	5.000	12/01/2024	515,706
450,000	5.000	12/01/2025	470,959
1,530,000	5.000	12/01/2026	1,615,652
1,500,000	5.000	12/01/2027	1,599,779
1,000,000	5.000	12/01/2028	1,072,076
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2020 A (A1/A+)
200,000	4.000	07/01/2045	180,649

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds - (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
$6,785,000	4.000%	07/01/2050	$ 6,008,822
Maine Health & Higher Educational Facilities Authority RB Refunding for Northern Light Health Obligated Group Series 2021 A (AGM ST INTRCPT ST RES BD GTY) (A1/AA)
500,000	2.500	07/01/2029	483,631
Maine State Housing Authority RB Refunding Series 1 (Aa3/A+)
3,445,000	5.000	06/15/2036	3,838,040
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000	5.000	07/01/2026	1,662,639

			23,333,665

Maryland – 1.2%
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
425,000	4.000	09/01/2027	415,319
650,000	4.500	09/01/2033	626,421
City of Annapolis GO Refunding Bonds for Public Improvements Series 2015 B (Aa1/AA+)
1,725,000	4.000	08/01/2027	1,823,934
City of Baltimore Tax Allocation Refunding for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(f)
150,000	2.700	06/01/2023	148,561
100,000	2.750	06/01/2024	96,952
140,000	3.000	06/01/2024	135,969
125,000	2.800	06/01/2025	118,793
135,000	2.850	06/01/2026	126,011
175,000	2.950	06/01/2027	160,647
190,000	3.050	06/01/2028	170,417
200,000	3.150	06/01/2029	177,296
300,000	3.375	06/01/2029	267,970
200,000	3.200	06/01/2030	174,495
200,000	3.250	06/01/2031	171,981
250,000	3.300	06/01/2032	211,540
270,000	3.350	06/01/2033	224,852
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
475,000	3.000	07/01/2024	466,005
945,000	4.000	07/01/2029	913,486
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
440,000	4.000	01/01/2038	408,064
525,000	4.000	01/01/2039	482,002
1,125,000	4.000	01/01/2040	1,026,676
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
615,000	4.000	01/01/2032	613,674
530,000	4.000	01/01/2033	526,667
600,000	4.000	01/01/2034	591,042
1,065,000	4.000	01/01/2035	1,037,465
1,170,000	4.000	01/01/2036	1,126,502

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR) – (continued)
$1,310,000	4.000%	01/01/2037	$ 1,243,662
1,240,000	4.000	01/01/2038	1,170,458
1,530,000	4.000	01/01/2040	1,421,616
Frederick County Maryland Special Tax for Lake Linganore Village Community Development Series 2001 A (AGC) (NR/AA)
465,000	5.700	07/01/2029	465,953
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000	3.750	07/01/2039	1,181,294
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
270,000	4.000	07/01/2040	236,181
Hagerstown Stadium Authority Multi-Use Sports and Events Facility Lease RB Series 2022A (Aa2\NR)
1,990,000	5.000	06/01/2040	2,216,390
2,085,000	5.000	06/01/2041	2,310,585
2,190,000	5.000	06/01/2042	2,412,411
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
1,000,000	5.000	06/01/2044	1,012,673
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
5,565,000	3.997	04/01/2034	4,390,143
Maryland Health & Higher Educational Facilities Authority RB for Adventist Healthcare Obligated Group Series 2016 A (Baa3/NR)
10,850,000	5.500	01/01/2046	10,506,623
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
800,000	3.250	07/01/2039	641,061
350,000	4.000	07/01/2040	325,925
750,000	4.000	07/01/2045	679,588
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
305,000	4.000	10/01/2026	309,387
425,000	4.000	10/01/2027	431,571
440,000	4.000	10/01/2028	446,637
355,000	4.000	10/01/2029	359,765
475,000	4.000	10/01/2030	480,726
795,000	3.000	10/01/2034	695,857
475,000	4.000	10/01/2040	443,093
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(f)
650,000	5.500	05/01/2042	610,933
Maryland Health and Higher Educational Facilities Authority RB University of Maryland Medical System Issue Series 2020B-1 (A/A2)(a)(b)
3,325,000	5.000	07/01/2025	3,441,343

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(g)
$10,300,000	0.000%	05/01/2051	$ 2,741,941
10,300,000	0.000	05/01/2052	2,604,236
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000	4.500	06/01/2033	374,615
675,000	4.875	06/01/2042	631,134
Montgomery Count GO Consolidated Public Improvement Project and Refunding Bonds of 2021 Series A (Aaa/AAA)
6,655,000	5.000	08/01/2030	7,758,062
Prince George’s County GO Bonds Consolidated Public Improvement Bonds Series 2014A (AAA/Aaa)
4,010,000	4.000	09/01/2032	4,090,966
1,545,000	4.000	09/01/2033	1,571,201
State of Maryland Department of Transportation RB Series 2015 (Aa1/AAA)(b)
12,000,000	4.000	02/01/2023	12,008,798
State of Maryland GO Bonds for State & Local Facilities Loan Series 2022A (Aaa/AAA)
10,000,000	5.000	06/01/2037	11,459,665

			92,917,234

Massachusetts – 0.6%
Commonwealth of Massachusetts Special Obligation RB for Unemployment Insurance Trust Fund 2022 Series A (Aa1/NR)
2,500,000	3.670	01/15/2026	2,435,281
1,500,000	3.680	07/15/2026	1,455,679
Massachusetts Bay Transportation Authority Subordinated Sales Tax Bonds 2021 Series A (Aa3/AA)
10,000,000	4.000	07/01/2051	9,136,515
Massachusetts Development Finance Agency RB for Harvard University Series 2016 A (Aaa/AAA)
5,000,000	5.000	07/15/2036	5,898,479
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(f)
495,000	4.000	11/15/2023	493,860
1,500,000	5.000	11/15/2028	1,581,215
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000	4.000	12/01/2042	205,020
245,000	5.000	12/01/2042	249,491
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(f)
125,000	5.000	07/15/2024	127,098
125,000	5.000	07/15/2025	128,180
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
350,000	5.000	10/01/2026	372,866
495,000	5.000	10/01/2027	535,224

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA) – (continued)
$500,000	5.000%	10/01/2028	$ 548,351
425,000	5.000	10/01/2029	471,533
325,000	5.000	10/01/2030	364,393
450,000	5.000	10/01/2031	496,724
400,000	5.000	10/01/2032	437,590
500,000	5.000	10/01/2033	543,480
450,000	5.000	10/01/2034	485,943
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
825,000	5.000	07/01/2038	837,402
1,850,000	5.000	07/01/2039	1,869,438
Massachusetts School Building Authority Subordinated Dedicated Sales Tax Bonds 2018 Series B (Aa3/AA)
10,735,000	4.000	02/15/2041	10,448,695
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
	(3M USD LIBOR + 0.57%)
1,970,000	3.545	05/01/2037	1,929,861
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e)
	(3M USD LIBOR + 0.57%)
1,735,000	3.545	05/01/2037	1,699,638
Massachusetts State GO Bonds Consolidated Loan Series 2018 D (Aa1/AA)
4,030,000	4.000	05/01/2039	3,984,054

			46,736,010

Michigan – 2.6%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
50,843,183	4.000	04/01/2044	36,466,251
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
245,000	5.000	04/01/2023	245,535
265,000	5.000	04/01/2024	268,589
275,000	5.000	04/01/2025	281,864
290,000	5.000	04/01/2026	299,862
615,000	5.000	04/01/2027	636,852
645,000	5.000	04/01/2028	669,520
455,000	5.000	04/01/2029	471,289
710,000	5.000	04/01/2030	736,339
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,365,000	5.000	04/01/2030	1,415,637
1,100,000	5.000	04/01/2032	1,133,752
1,540,000	5.000	04/01/2034	1,570,104
2,280,000	5.000	04/01/2036	2,291,012
1,900,000	5.000	04/01/2038	1,874,142
1,750,000	5.000	04/01/2039	1,712,529
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
365,000	2.017	04/01/2023	361,955
400,000	2.189	04/01/2024	383,370
500,000	2.511	04/01/2025	465,003
675,000	2.711	04/01/2026	611,684

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
City of Grand Rapids RB Refunding for Sanitary Sewerage System Series 2020 (Aa2/AA)
$1,000,000	5.000%	01/01/2045	$ 1,085,899
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000	5.000	07/01/2026	1,104,453
1,130,000	5.000	07/01/2027	1,160,794
1,000,000	5.000	07/01/2028	1,025,633
1,000,000	5.000	07/01/2029	1,025,486
3,435,000	5.000	07/01/2033	3,507,440
3,330,000	5.000	07/01/2036	3,381,803
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
2,556,114	4.000	04/01/2044	1,833,321
Great Lakes Water Authority Water Supply System Refunding Senior Lien RB Series 2016C (A1/AA-)
8,300,000	5.250	07/01/2033	8,862,450
Great Lakes Water Authority Water Supply System Revenue Refunding Senior Lien Bonds Series 2016C (A1/AA-)
20,000,000	5.250	07/01/2035	21,219,912
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
475,000	4.000	11/15/2031	438,727
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
645,000	4.000	02/01/2042	532,835
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
3,700,000	4.000	11/15/2050	3,280,289
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000	4.000	02/15/2047	5,839,298
13,070,000	4.000	02/15/2050	11,784,755
Michigan Finance Authority Hospital Revenue Refunding Bonds for Henry Ford Health System Series 2016 (A2\A)
1,500,000	5.000	11/15/2032	1,569,412
Michigan Finance Authority Local Government Loan Program RB for Detroit Financial Recovery Income Tax Revenue and Refunding Local Project Bonds Series 2014 F (NR/BB+)
1,000,000	3.875	10/01/2023	997,204
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2015C (A2/A+)
3,000,000	5.000	07/01/2034	3,088,659
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewer Series 2014 D-1 (NATL) (A2/A+)
650,000	5.000	07/01/2036	664,088

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
$325,000	5.000%	07/01/2032	$ 333,665
250,000	5.000	07/01/2033	256,519
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
1,945,000	5.000	07/01/2033	2,007,157
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
400,000	5.000	07/01/2035	409,255
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
1,000,000	5.000	07/01/2029	1,039,698
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,120,000	3.500	09/01/2030	973,175
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
450,000	4.000	09/01/2045	406,299
475,000	4.000	09/01/2050	417,586
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
6,600,000	5.000	06/01/2040	6,677,062
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,570,000	5.000	06/01/2049	1,552,000
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(g)
101,825,000	0.000	06/01/2065	8,828,268
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
15,000,000	4.250	12/31/2038	14,135,738
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 1995 (Aa3/A)
7,500,000	1.450	09/01/2030	6,265,100
Michigan Strategic Fund RB Refunding for DTE Electric Co. Series 2008 (Aa3/A)
7,175,000	1.350	08/01/2029	6,122,171
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(g)
40,075,000	0.000	06/01/2058	1,567,425
Universal Academy RB Refunding Series 2021 (NR/BBB-)
345,000	2.000	12/01/2026	325,761
450,000	4.000	12/01/2031	426,014

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Van Buren Public Schools Michigan GO Unlimited Refunding Bonds Series 2019 (Q-SBLF) (NR/AA)
$2,485,000	4.000%	11/01/2026	$ 2,591,042
2,585,000	4.000	11/01/2027	2,719,464
Warren Consolidated School District Unlimited Tax GO Refunding Bonds for School Building and Site Bonds Series 2016 (Q-SBLF) (NR/AA)
3,705,000	5.000	05/01/2027	3,966,540
Warren Consolidated Schools GO Bonds Series 2016 (Q-SBLF) (AA/NR)
1,145,000	5.000	05/01/2025	1,199,992
1,215,000	5.000	05/01/2026	1,299,171
Washtenaw County Ypsilanti Community Schools GO Refunding Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000	2.019	05/01/2025	542,293
Wayne County Airport Authority RB for Detroit Metropolitan Wayne County Airport Series 2017 B (AMT) (A1/A-)
400,000	5.000	12/01/2033	420,453
1,065,000	5.000	12/01/2034	1,114,024
650,000	5.000	12/01/2035	676,652
800,000	5.000	12/01/2036	830,012
880,000	5.000	12/01/2037	910,452
Wayne County Airport Authority RB Series 2021A (NON-AMT) (NR/A)
2,200,000	5.000	12/01/2037	2,411,556
2,015,000	5.000	12/01/2041	2,144,226

			196,866,517

Minnesota – 0.4%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
1,315,000	4.000	07/01/2031	1,192,589
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000	2.000	12/01/2029	2,210,270
2,940,000	2.000	12/01/2030	2,710,845
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
1,075,000	5.000	05/01/2048	1,097,571
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
400,000	3.000	12/01/2030	363,707
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
2,160,000	4.250	02/15/2048	1,946,119
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
325,000	5.000	06/15/2027	336,519
460,000	5.000	06/15/2028	479,468
400,000	5.000	06/15/2029	418,371
425,000	5.000	06/15/2030	446,919
450,000	5.000	06/15/2031	475,124

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
$370,000	3.000%	07/01/2024	$ 361,662
400,000	3.000	07/01/2025	384,821
360,000	3.000	07/01/2026	340,723
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
630,000	3.000	03/01/2023	628,688
650,000	3.250	03/01/2024	642,127
Duluth Independent School District No.709 COPS Refunding Series 2019 B (SD CRED PROG) (Aa2/NR)
380,000	5.000	02/01/2023	380,495
400,000	5.000	02/01/2024	408,284
375,000	5.000	02/01/2025	389,687
1,105,000	5.000	02/01/2027	1,186,230
350,000	5.000	02/01/2028	381,121
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
500,000	5.000	05/01/2047	433,539
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000	4.000	12/01/2026	166,270
165,000	4.000	12/01/2027	166,078
205,000	4.000	12/01/2028	206,006
125,000	4.000	12/01/2029	125,272
250,000	4.000	12/01/2030	250,009
170,000	4.000	12/01/2031	169,170
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
5,650,000	4.000	12/01/2026	5,707,815
Minnesota State Trunk Highway GO Refunding Bonds Series 2017 E (Aa1/AAA)
1,680,000	3.000	10/01/2029	1,636,660
State of Minnesota GO State Various Purpose Bonds Series 2015A (AAA/Aa1)
5,500,000	5.000	08/01/2035	5,777,428

			31,419,587

Mississippi – 0.3%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(d)
9,125,000	2.650	04/01/2027	8,522,964
Mississippi Business Finance Corp. Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(a)(b)
2,350,000	7.750	07/15/2032	2,363,432
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(f)
415,000	5.000	10/01/2023	417,570
440,000	5.000	10/01/2024	447,421
660,000	5.000	10/01/2025	673,528
750,000	5.000	10/01/2026	770,408

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(f) – (continued)
$800,000	5.000%	10/01/2027	$ 826,131
850,000	5.000	10/01/2028	881,901
875,000	5.000	10/01/2029	911,403
1,225,000	5.000	10/01/2030	1,279,405
Mississippi State GO Bonds Series 2015 F (Aa2/AA)(b)
1,000,000	4.000	11/01/2025	1,037,807
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(d)
2,700,000	2.900	09/01/2023	2,686,260

			20,818,230

Missouri – 0.9%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
1,200,000	4.000	03/01/2041	1,040,062
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000	2.500	10/01/2041	593,278
1,060,000	2.625	10/01/2046	677,382
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(f)
800,000	4.500	12/01/2029	777,752
Industrial Development Authority of The City of St Louis Missouri (The)
1,650,000	5.000	05/15/2041	1,599,769
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 A (AMT) (A2/A-)
4,200,000	5.000	03/01/2030	4,468,341
4,410,000	5.000	03/01/2031	4,688,968
4,630,000	5.000	03/01/2032	4,912,665
4,865,000	5.000	03/01/2033	5,150,825
Kansas City Industrial Development Authority RB for Kansas City International Airport Series 2019 C (A2/A-)
2,000,000	5.000	03/01/2033	2,197,806
3,200,000	5.000	03/01/2034	3,495,157
Metropolitan St. Louis Sewer District RB Refunding Series 2017 A (Aa1/AAA)
5,000,000	5.000	05/01/2047	5,230,029
Metropolitan St. Louis Sewer District Wastewater System Improvement and Refunding RB Series 2017A (Aa1/AAA)
11,000,000	5.000	05/01/2042	11,660,530
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
830,000	5.000	09/01/2038	866,527
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
370,000	4.000	08/01/2036	322,217
475,000	4.000	08/01/2041	387,919
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
320,000	5.000	09/01/2025	327,537
860,000	5.000	09/01/2027	886,570
1,355,000	5.000	09/01/2028	1,397,666

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
$420,000	4.000%	02/15/2037	$ 415,457
675,000	4.000	02/15/2038	663,020
500,000	4.000	02/15/2039	488,584
1,850,000	4.000	02/15/2044	1,733,522
Missouri Southern State University Auxiliary Enterprise System RB Refunding Series 2021 (NR/NR)
630,000	3.000	10/01/2026	593,181
875,000	4.000	10/01/2031	793,889
Missouri Southern State University Auxiliary System RB Series 2019 A (AGM) (NR/AA)
275,000	5.000	10/01/2030	305,002
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
210,000	5.000	10/01/2026	223,873
210,000	5.000	10/01/2029	233,127
150,000	5.000	10/01/2032	165,698
240,000	4.000	10/01/2034	245,134
125,000	4.000	10/01/2035	126,835
150,000	4.000	10/01/2036	151,459
170,000	4.000	10/01/2037	170,777
145,000	4.000	10/01/2038	144,673
110,000	4.000	10/01/2039	108,592
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
350,000	3.000	05/01/2024	342,297
250,000	3.000	05/01/2026	235,944
St Louis Municipal Finance Corp. RB for City of St Louis Series 2020 (AGM) (A2/AA)
1,000,000	5.000	10/01/2040	1,048,596
St. Louis Municipal Finance Corp. Leasehold RB for Convention Center Expansion and Improvement Projects Series 2020 (AGM) (NR/AA)
5,000,000	5.000	10/01/2049	5,116,675
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(d)
4,000,000	3.500	07/01/2025	3,967,358

			67,954,693

Montana – 0.0%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000	5.000	07/01/2029	627,806

Nebraska – 0.1%
Nebraska Educational Health Cultural & Social Services Finance Authority RB Refunding for Immanuel Retirement Communities Obligated Group Series 2019 A (NR/NR)
415,000	4.000	01/01/2033	423,039
1,000,000	4.000	01/01/2034	1,019,184
1,000,000	4.000	01/01/2035	1,012,883
1,250,000	4.000	01/01/2036	1,258,730
1,185,000	4.000	01/01/2037	1,184,824
1,500,000	4.000	01/01/2038	1,481,825
2,000,000	4.000	01/01/2039	1,966,087

			8,346,572

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – 0.6%
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
$195,000	3.500%	06/01/2025	$ 188,884
180,000	3.500	06/01/2026	172,019
195,000	3.500	06/01/2027	183,310
145,000	3.500	06/01/2028	134,036
165,000	3.500	06/01/2029	149,764
165,000	3.250	06/01/2030	144,477
305,000	3.250	06/01/2031	263,517
400,000	3.500	06/01/2032	349,186
450,000	3.500	06/01/2033	388,432
960,000	3.500	06/01/2034	818,131
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
415,000	2.750	06/01/2033	329,149
730,000	2.750	06/01/2036	546,505
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
240,000	4.250	06/01/2034	225,720
285,000	4.500	06/01/2039	264,475
235,000	4.625	06/01/2043	214,803
375,000	4.625	06/01/2049	333,377
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(f)
200,000	2.500	06/15/2024	193,964
1,505,000	2.750	06/15/2028	1,343,241
Clark County Jet Aviation Fuel Tax Refunding RB Series 2013A (AMT) (A+/A1)(b)
2,250,000	5.000	01/03/2023	2,250,000
Clark County School District Building GO Bonds Series 2019 B (AGM) (A1/AA)
9,795,000	5.000	06/15/2030	11,010,974
Clark County School District GO Bonds Series 2018 A (A1/A+)
3,745,000	5.000	06/15/2030	4,147,264
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
725,000	5.000	06/15/2033	817,938
835,000	5.000	06/15/2034	934,796
880,000	5.000	06/15/2035	975,078
835,000	4.000	06/15/2036	847,102
900,000	4.000	06/15/2037	907,521
855,000	4.000	06/15/2038	859,020
950,000	4.000	06/15/2039	948,441
700,000	4.000	06/15/2040	690,055
Henderson Nevada Local Improvement District No. T-18 (Inspirada) Special Assessment Refunding Limited Obligation Series 2016 (NR/NR)
1,285,000	4.000	09/01/2025	1,271,366

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Las Vegas Convention & Visitors Authority RB Refunding Series 2016 C (Aa3/A)
$1,250,000	5.000%	07/01/2026	$ 1,332,155
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
715,000	5.000	07/01/2026	761,993
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
605,000	5.000	07/01/2035	647,390
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
2,685,000	5.000	07/01/2043	2,796,314
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,050,000	5.000	07/01/2027	1,137,203
State of Nevada GO Refunding Bonds for Capital Improvements & Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000	5.000	11/01/2026	5,260,909
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000	5.000	07/01/2040	1,693,006

			45,531,515

New Hampshire – 0.8%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
3,500,000	3.000	08/15/2046	2,611,453
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
8,235,000	4.000	12/01/2028	8,371,119
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
5,450,000	4.000	01/01/2041	4,562,112
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(d)
2,695,000	2.800	10/02/2023	2,682,263
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
10,695,000	5.000	08/01/2032	11,516,602
2,150,000	5.000	08/01/2033	2,310,268
4,075,000	5.000	08/01/2034	4,355,094
4,290,000	5.000	08/01/2035	4,555,508
4,505,000	5.000	08/01/2036	4,758,290
4,735,000	5.000	08/01/2037	4,974,502
1,470,000	5.000	08/01/2038	1,538,311
5,270,000	5.000	08/01/2039	5,491,033
6,000,000	5.000	08/01/2040	6,168,644

			63,895,199

New Jersey – 4.4%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
300,000	5.000	03/01/2024	306,316
250,000	5.000	03/01/2026	265,562

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
$3,925,000	4.000%	07/01/2047	$ 3,625,895
Borough of Stone Harbor GO Bonds Series 2018 (NR/AA+)
1,345,000	4.000	11/01/2026	1,394,253
City of Hoboken GO Bonds for Open Space Bonds and General Improvement Bonds and Parking Utility Bonds Series 2022 (NR\AA+)
1,455,000	3.000	02/15/2049	1,158,592
1,455,000	3.000	02/15/2050	1,149,725
Essex County Improvement Authority RB for Friends of TEAM Academy Charter School Obligated Group Series 2021 (NR/BBB)
470,000	4.000	06/15/2038	428,870
Essex County Improvement Authority RB for New Jersey Institute of Technology Series 2021 A (BAM) (A1/AA)
325,000	4.000	08/01/2046	306,045
Hawthorne School District GO Bonds Series 2019 (BAM SCH BD RES FD) (NR/AA)
1,100,000	3.000	09/01/2034	1,033,512
1,350,000	3.000	09/01/2035	1,235,697
1,350,000	3.000	09/01/2036	1,201,963
1,350,000	3.000	09/01/2037	1,171,723
1,350,000	3.000	09/01/2038	1,152,480
1,100,000	3.000	09/01/2039	923,744
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2032	479,561
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,000,000	5.500	06/15/2033	4,263,345
New Jersey Economic Development Authority RB for School Facilities Construction Series 2018 EEE (Baa1/BBB)
5,805,000	5.000	06/15/2028	6,270,965
10,295,000	5.000	06/15/2029	11,186,816
New Jersey Economic Development Authority RB Refunding for Provident Group - Montclair Properties L.L.C. - Montclair University Student Housing Project Series 2017 (AGM) (A2/AA)
1,300,000	5.000	06/01/2042	1,327,716
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
9,340,000	5.000	06/15/2029	10,149,088
New Jersey Economic Development Authority RB Refunding for The Seeing Eye, Inc. Project Series 2017 (NR/A)
785,000	3.000	06/01/2032	744,749
1,545,000	5.000	06/01/2032	1,635,429
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
5,900,000	5.500	12/15/2026	6,562,323
New Jersey Economic Development Authority Special Facility Revenue and Refunding Bonds Series 2017 (Baa2\NR)
8,325,000	5.000	10/01/2047	8,094,049

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority State Lease RB for Health Department & Taxation Division Office Project 2018 Series A (A3/BBB+)
$1,955,000	5.000%	06/15/2024	$ 2,004,266
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,380,000	5.000	06/15/2037	5,567,576
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
10,325,000	5.375	01/01/2043	10,339,721
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
1,600,000	4.000	07/01/2042	1,212,403
New Jersey Educational Facilities Authority RB Refunding for Princeton University Series 2017 I (Aaa/AAA)
2,675,000	5.000	07/01/2033	2,945,042
New Jersey Educational Facilities Authority RB Refunding for The College of New Jersey Series 2016 F (A2/A)
1,250,000	3.000	07/01/2040	971,612
New Jersey Health Care Facilities Financing Authority Revenue Refunding Bonds for RWJ Barnabas Health Obligated Group Issue Series 2019B-2 (AA-/Aa3)(a)(b)
5,700,000	5.000	07/01/2025	5,970,812
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,320,000	0.650	05/01/2024	1,276,106
2,555,000	0.750	11/01/2024	2,447,033
1,910,000	0.900	11/01/2025	1,796,562
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/BBB+)(g)
18,750,000	0.000	12/15/2036	9,876,319
New Jersey State Turnpike Authority RB Series 2014 A (A2/A+)
6,420,000	5.000	01/01/2027	6,619,596
New Jersey State Turnpike Authority RB Series 2015 E (A2/A+)
1,675,000	5.000	01/01/2032	1,744,946
7,385,000	5.000	01/01/2045	7,529,358
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
1,000,000	5.000	06/15/2027	1,056,315
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
8,320,000	5.000	12/15/2033	8,884,113
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(g)
5,425,000	0.000	12/15/2035	3,032,354
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g)
10,025,000	0.000	12/15/2026	8,675,763
1,325,000	0.000	12/15/2031	916,132

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey -– (continued)
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(g) – (continued)
$5,000,000	0.000%	12/15/2036	$ 2,608,680
1,495,000	0.000	12/15/2037	734,530
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
755,000	5.000	06/15/2046	759,469
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(g)
18,565,000	0.000	12/15/2031	12,926,559
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(g)
25,925,000	0.000	12/15/2036	13,526,006
42,640,000	0.000	12/15/2037	20,950,055
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(g)
35,250,000	0.000	12/15/2038	16,215,257
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
1,390,000	4.000	12/15/2039	1,283,857
1,620,000	5.000	12/15/2039	1,679,950
New Jersey Transportation Trust Fund Authority RB Refunding for Federal Highway Reimbursement Notes Series 2018 A (Baa1/A+)
2,330,000	5.000	06/15/2030	2,452,092
1,825,000	5.000	06/15/2031	1,916,316
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,905,000	4.000	12/15/2031	2,953,099
2,000,000	5.000	12/15/2032	2,148,051
7,775,000	5.000	12/15/2034	8,236,411
2,770,000	5.000	12/15/2035	2,913,236
3,455,000	5.000	12/15/2036	3,619,508
2,410,000	4.250	12/15/2038	2,347,520
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
120,000	3.000	06/15/2050	84,299
New Jersey Transportation Trust Fund Authority Transportation Program Bonds 2020 Series AA (BBB+/A3)
4,600,000	4.000	06/15/2045	4,016,976
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2014 BB-1 (Baa1/BBB)
6,155,000	5.000	06/15/2030	6,668,582
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
3,060,000	5.000	06/15/2034	3,251,352
10,000,000	5.000	06/15/2037	10,410,853
3,000,000	5.250	06/15/2043	3,116,505
10,000,000	4.500	06/15/2049	9,400,874
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
2,000,000	4.000	06/15/2044	1,760,131
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(g)
8,320,000	0.000	12/15/2032	5,472,824

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A3/BBB+)(g)
$3,530,000	0.000%	12/15/2029	$ 2,691,231
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A3/BBB+)
2,500,000	5.000	12/15/2032	2,712,506
New Jersey Turnpike Authority Turnpike RB Series 2014 A (A1/AA-)
10,000,000	5.000	01/01/2033	10,303,320
New Jersey Turnpike Authority Turnpike RB Series 2021 A (A1\AA-)
3,500,000	4.000	01/01/2042	3,422,193
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,400,000	4.500	01/01/2048	1,418,152
4,725,000	5.250	01/01/2052	5,116,714
South Jersey Port Corp. RB Refunding for Marine Terminal Series 2012 R (AMT) (Baa1/BB+)
1,670,000	4.000	01/01/2023	1,670,000
730,000	4.000	01/01/2024	730,074
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
1,000,000	5.000	01/01/2037	1,016,257
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
1,585,000	5.000	01/01/2048	1,531,834
South Jersey Transportation Authority RB Refunding Series 2019 A (AGM) (A2/AA)
1,500,000	5.000	11/01/2030	1,612,990
1,000,000	5.000	11/01/2031	1,071,356
1,000,000	5.000	11/01/2032	1,068,966
725,000	5.000	11/01/2033	773,168
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
2,000,000	5.000	06/01/2046	1,909,648
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
5,000	3.200	06/01/2027	4,985
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(f)
6,455,000	6.750	12/01/2041	5,353,515

			332,794,348

New Mexico – 0.1%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
6,000,000	1.800	04/01/2029	5,022,110
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
175,000	5.000	09/01/2027	188,051
200,000	5.000	09/01/2029	220,529
450,000	5.000	09/01/2030	502,103
300,000	5.000	09/01/2031	334,130
350,000	5.000	09/01/2032	388,850

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(f)
$637,000	3.750%	05/01/2028	$ 592,233
1,035,000	4.000	05/01/2033	894,326

			8,142,332

New York – 7.1%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
1,725,000	1.625	11/01/2025	1,596,067
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
100,000	4.000	06/15/2026	99,639
100,000	4.000	06/15/2027	99,398
100,000	4.000	06/15/2028	99,206
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
625,000	5.000	06/15/2042	587,942
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
585,000	5.000	07/01/2042	590,423
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(f)
1,425,000	5.000	12/01/2041	1,238,912
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,350,000	5.000	07/01/2042	2,383,813
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
300,000	4.000	06/15/2031	280,708
425,000	4.000	06/15/2041	344,019
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(f)
2,465,000	4.000	06/15/2027	2,247,950
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(f)
260,000	6.500	07/01/2032	265,812
2,500,000	6.500	07/01/2042	2,464,707
850,000	6.500	07/01/2052	823,482
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(f)
900,000	9.750	07/01/2032	869,580
City of New Rochelle RB for Iona College Project Series 2015 A (Baa2/BBB)
325,000	5.000	07/01/2025	337,586
335,000	5.000	07/01/2026	348,164
425,000	5.000	07/01/2027	441,223
City of New York GO Bonds Fiscal 2018 Series F (Aa2/AA)
9,725,000	5.000	04/01/2045	10,203,947
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
2,500,000	5.500	05/01/2046	2,783,210
3,900,000	4.500	05/01/2049	3,925,915
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(f)
900,000	5.000	07/01/2040	865,487

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
$12,500,000	4.000%	03/15/2039	$ 12,184,683
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(f)(g)
29,200,000	0.000	06/01/2060	1,524,739
Essex County IDA Environmental Improvement Revenue Refunding Bonds Series 2019A (AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
500,000	2.100	10/01/2024	481,959
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A (Aaa/NR)(e)(f)
	(1M USD LIBOR + 0.50%)
6,873,509	3.580	01/25/2033	6,839,879
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 C (NR/NR)
1,175,000	3.000	07/01/2025	1,129,876
Long Island Power Authority Electic System General RB Series 2019B (A/A)(a)(b)
12,825,000	1.650	09/01/2024	12,396,011
Long Island Power Authority Electric System RB Series 2014C (NR/A)(e)
	(1M USD LIBOR + 0.75%)
2,475,000	3.808	05/01/2033	2,473,504
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
4,750,000	4.000	11/15/2047	3,943,879
Metropolitan Transportation Authority RB Green Bond Series 2015 A-2 (A3/NR)(a)(b)
2,500,000	5.000	05/15/2030	2,648,279
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
625,000	5.000	11/15/2027	646,400
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
7,475,000	4.750	11/15/2045	6,989,769
3,250,000	5.000	11/15/2050	3,122,363
1,800,000	5.250	11/15/2055	1,799,879
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
3,450,000	5.000	11/15/2029	3,597,646
1,675,000	5.000	11/15/2030	1,754,169
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 A-2 (A3/BBB+)
1,340,000	5.000	11/15/2027	1,399,359
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
2,465,000	4.000	11/15/2032	2,372,241
Metropolitan Transportation Authority RB Refunding Series 2002 D-1 (A3/WR/BBB+)(b)
4,545,000	5.000	01/12/2023	4,546,874

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
$520,000	5.000%	11/15/2027	$ 540,165
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
735,000	5.000	11/15/2029	761,429
755,000	5.250	11/15/2031	788,970
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
580,000	5.000	11/15/2028	602,329
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
475,000	5.000	11/15/2025	491,482
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
2,000,000	5.250	11/15/2055	2,000,109
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019A (A3/AA)
11,050,000	5.000	11/15/2044	11,394,577
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AGM) (AA/A3)
4,980,000	4.000	11/15/2047	4,500,915
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
2,500,000	4.000	11/15/2047	2,075,726
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
3,750,000	5.000	11/15/2027	3,937,498
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017B (A3/BBB+)
1,655,000	5.000	11/15/2025	1,714,706
Metropolitan Transportation Authority Transportation Revenue Refunding Green Bonds Series 2017C-1 (A3/BBB+)
2,765,000	5.000	11/15/2027	2,903,249
MTA Hudson Rail Yards Trust Obligations Series 2016A (NR/A3)
2,500,000	5.000	11/15/2056	2,477,964
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(g)
82,790,000	0.000	06/01/2060	4,282,503
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
3,500,000	2.750	12/29/2023	3,468,397
New York City Industrial Development Agency RB for Churchill School & Center for Learning Disabilities, Inc. Series 1999 (AGC) (NR/AA)
1,145,000	2.250	10/01/2029	1,055,648
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
4,015,000	3.000	01/01/2039	3,305,345
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,290,000	3.000	03/01/2036	2,011,594
2,555,000	3.000	03/01/2040	2,057,315
1,875,000	4.000	03/01/2045	1,744,924

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
$2,125,000	4.000%	03/01/2045	$ 1,906,592
New York City Transitional Finance Authority Building Aid RB Fiscal 2016 Series S-1 (Aa2/AA)
5,000,000	5.000	07/15/2032	5,302,418
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
3,755,000	5.000	11/15/2030	3,911,368
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(g)
143,440,000	0.000	06/01/2060	7,096,837
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000	3.500	02/15/2048	4,708,809
New York Liberty Development Corp. RB for 3 World Trade Center Project Series 2014 (NR/NR)(f)
2,300,000	5.150	11/15/2034	2,222,595
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(f)
2,175,000	7.250	11/15/2044	2,184,832
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(f)
17,410,000	5.000	11/15/2044	15,795,031
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
855,000	2.625	09/15/2069	762,044
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,070,000	2.800	09/15/2069	957,487
New York Port Authority Consolidated Bonds 186th Series (Aa3/AA-)
4,000,000	5.000	10/15/2033	4,078,364
New York Port Authority Consolidated Bonds 273rd Series (Aa3/AA-)
6,585,000	4.000	07/15/2051	5,804,641
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 A (Aa2/AA+)(b)
1,435,000	5.000	08/15/2026	1,559,040
New York State Dormitory Authority General Purpose Personal Income Tax RB Series 2016 D (Aa2/AA+)(b)
6,235,000	5.000	08/15/2026	6,764,951
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
25,000,000	4.000	03/15/2043	23,804,853
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
9,000,000	4.000	03/15/2038	8,829,575
New York State Dormitory Authority RB Refunding for Bidding Group 1 Series 2018 C (Aa2/AA+)
5,275,000	5.000	03/15/2026	5,663,961

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 A (Baa1/NR)
$1,400,000	5.000%	07/01/2033	$ 1,461,128
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
100,000	3.560	07/01/2026	94,391
100,000	3.670	07/01/2027	93,667
40,000	3.760	07/01/2028	37,120
200,000	3.820	07/01/2029	182,387
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
1,130,000	5.000	07/01/2028	1,198,120
1,185,000	5.000	07/01/2029	1,266,837
745,000	5.000	07/01/2030	799,966
100,000	4.000	07/01/2031	98,942
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
540,000	5.000	07/01/2032	463,014
465,000	5.000	07/01/2034	389,507
1,005,000	5.000	07/01/2035	832,887
440,000	5.000	07/01/2036	359,661
545,000	4.000	07/01/2040	371,025
590,000	5.000	07/01/2041	459,011
2,315,000	4.000	07/01/2045	1,484,701
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
530,000	4.000	09/01/2036	473,306
500,000	4.000	09/01/2037	441,335
575,000	4.000	09/01/2038	503,282
615,000	4.000	09/01/2039	534,593
750,000	4.000	09/01/2040	646,409
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
2,650,000	4.000	07/01/2048	2,416,034
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
4,350,000	3.000	03/15/2038	3,748,414
New York State Dormitory Authority RB Refunding Series 2018 C (ETM) (NR/NR)
5,000	5.000	03/15/2024	5,125
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000	3.000	04/01/2042	868,625
1,550,000	3.000	04/01/2048	1,094,475
New York State Dormitory Authority State Personal Income Tax RB Federally Taxable Build America Bonds Series 2010 D (Aa2/AA+)
425,000	4.900	03/15/2023	425,078
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
5,350,000	6.528	07/01/2034	5,350,000

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(b)(d)(f)
$1,440,000	2.875%	12/03/2029	$ 1,243,036
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
750,000	2.750	09/02/2025	706,273
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,050,000	1.100	05/01/2027	2,717,792
New York State Urban Development Corp. General Purpose Personal Income Tax RB Series 2014 A (Aa2/AA+)
5,000,000	5.000	03/15/2031	5,114,461
New York State Urban Development Corp. RB for State of New York Personal Income Tax Revenue Series 2020 A (Aa2/NR)
7,000,000	3.000	03/15/2050	5,278,834
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
1,000,000	4.000	12/01/2040	968,160
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
9,545,000	5.000	01/01/2023	9,545,000
4,750,000	5.000	01/01/2027	4,828,935
1,170,000	5.000	01/01/2029	1,192,731
1,000,000	5.000	01/01/2031	1,017,367
8,150,000	5.000	01/01/2033	8,239,568
5,000,000	5.000	01/01/2034	5,032,875
14,460,000	4.000	01/01/2036	13,281,756
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
2,450,000	4.000	10/01/2030	2,365,864
4,795,000	5.000	10/01/2035	4,768,907
4,500,000	5.000	10/01/2040	4,330,489
6,175,000	4.375	10/01/2045	5,520,102
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
1,225,000	2.500	10/31/2031	997,642
575,000	4.000	10/31/2034	549,934
4,285,000	4.000	10/31/2041	3,760,446
New York Transportation Development Corp. RB for Laguardia Gateway Partners LLC Series 2016 A (AMT) (AGM-CR) (A2/AA)
1,500,000	4.000	07/01/2046	1,253,943
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
500,000	5.000	12/01/2027	525,658
500,000	5.000	12/01/2028	527,796
500,000	5.000	12/01/2029	528,876
600,000	5.000	12/01/2036	617,077
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
970,000	5.000	12/01/2028	1,037,107
1,105,000	5.000	12/01/2029	1,188,816

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR) – (continued)
$885,000	5.000%	12/01/2030	$ 954,488
1,060,000	5.000	12/01/2031	1,140,486
1,235,000	5.000	12/01/2032	1,327,166
1,370,000	5.000	12/01/2033	1,465,301
1,920,000	5.000	12/01/2034	2,038,561
1,680,000	5.000	12/01/2035	1,770,840
2,480,000	5.000	12/01/2037	2,586,566
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
15,675,000	5.000	07/01/2041	15,247,935
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
8,025,000	5.250	01/01/2050	7,798,429
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2016 (AMT) (NR/B-)
2,250,000	5.000	08/01/2031	2,201,342
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
6,470,000	5.250	08/01/2031	6,490,262
5,675,000	5.375	08/01/2036	5,596,845
New York Transportation Development Corp. Special Facility RB Series 2021 (NR\NR)
3,760,000	3.000	08/01/2031	3,268,996
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
4,520,000	5.000	08/01/2026	4,519,673
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
420,000	4.000	12/01/2032	424,185
505,000	4.000	12/01/2033	506,618
420,000	4.000	12/01/2034	416,527
420,000	4.000	12/01/2035	410,489
525,000	4.000	12/01/2036	501,774
425,000	4.000	12/01/2037	403,521
420,000	4.000	12/01/2038	396,452
1,260,000	3.000	12/01/2039	1,017,833
840,000	3.000	12/01/2040	668,907
1,680,000	4.000	12/01/2049	1,506,924
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
345,000	4.000	07/01/2039	293,170
4,225,000	3.000	07/01/2044	2,771,552
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
4,720,000	4.000	07/01/2035	4,284,115

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Port Authority of New York & New Jersey Consolidated RB Refunding Series 186 (AMT) (Aa3/A+)
$10,000,000	5.000%	10/15/2044	$ 10,092,888
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
2,500,000	5.000	09/01/2033	2,686,656
2,000,000	5.000	09/01/2034	2,136,426
Port Authority of New York & New Jersey Consolidated RB Series 221 (AMT) (Aa3/A+)
2,000,000	4.000	07/15/2045	1,809,269
1,500,000	4.000	07/15/2050	1,328,303
Port Authority of New York Consolidated Bonds 227th Series (Aa3/AA-)
8,975,000	3.000	10/01/2027	8,773,162
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
3,370,000	5.250	08/01/2047	3,579,796
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
1,555,000	3.000	10/01/2028	1,519,068
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,200,000	4.250	05/01/2052	5,653,066
5,225,000	5.000	05/01/2052	5,328,363
State of New York Dormitory Authority Personal Income Tax RB Series 2018A (NR/Aa1)
10,200,000	4.000	03/15/2048	9,490,288
State of New York Dormitory Authority Personal Income Tax RB Series 2019D (NR/Aa1)
10,000,000	4.000	02/15/2047	9,346,493
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (AA+/NR)
8,175,000	4.000	03/15/2040	7,941,013
State of New York Dormitory Authority Personal Income Tax RB Series 2021A (NR/AA+)
10,215,000	4.000	03/15/2038	10,021,568
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
3,550,000	4.000	03/15/2046	3,325,145
11,950,000	4.000	03/15/2047	11,167,381
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,025,000	5.000	07/01/2026	1,068,504
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
3,800,000	4.000	06/01/2050	3,658,863
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
805,000	4.000	09/01/2040	736,847
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
1,000,000	5.000	11/01/2023	1,013,044
1,000,000	5.000	11/01/2024	1,012,619

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
$200,000	4.000%	10/15/2029	$ 186,312
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
300,000	4.000	10/15/2030	275,918

			541,615,376

North Carolina – 0.6%
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
375,000	2.000	10/01/2024	360,847
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
400,000	2.000	10/01/2024	384,903
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(d)
1,750,000	2.100	10/01/2024	1,686,858
County of Mecklenburg GO Bonds for Public Improvement Series 2018 (Aaa/AAA)
5,250,000	5.000	03/01/2029	5,863,215
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
5,290,000	5.500	07/01/2047	5,621,807
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,310,000	5.000	12/31/2037	1,321,528
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
680,000	4.000	09/01/2041	573,156
325,000	4.000	09/01/2046	261,635
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
155,000	3.000	03/01/2023	154,638
190,000	4.000	03/01/2024	188,951
235,000	4.000	03/01/2025	232,407
220,000	5.000	03/01/2026	220,878
270,000	5.000	03/01/2027	269,381
255,000	5.000	03/01/2028	252,587
250,000	4.000	03/01/2029	232,973
260,000	4.000	03/01/2030	238,174
270,000	4.000	03/01/2031	243,152
725,000	4.000	03/01/2036	601,868
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
500,000	5.000	10/01/2040	471,862

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
$5,995,000	3.000%	07/01/2045	$ 4,500,330
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
910,000	4.000	09/01/2041	718,544
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000	3.000	07/01/2026	554,600
1,785,000	3.000	07/01/2027	1,643,627
1,040,000	4.000	07/01/2030	960,933
1,080,000	5.000	07/01/2031	1,066,046
1,110,000	5.000	07/01/2032	1,090,270
1,375,000	5.000	07/01/2033	1,343,200
North Carolina Turnpike Authority RB Senior Lien for Triangle Expressway Series 2019 (AGM) (NR/AA)
3,000,000	3.000	01/01/2042	2,384,628
3,500,000	5.000	01/01/2049	3,600,438
North Carolina Turnpike Authority Triangle Expressway System Senior Lien Turnpike RB Series 2019 (NR/BBB)
9,500,000	5.000	01/01/2049	9,726,849

			46,770,285

North Dakota – 0.1%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/AA)
1,875,000	3.000	12/01/2051	1,326,708
City of Horace GO Refunding Bonds Series 2021 (Baa2/NR)
1,100,000	3.000	05/01/2041	892,973
2,750,000	3.000	05/01/2046	2,123,599
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
5,525,000	3.250	08/01/2024	5,486,189

			9,829,469

Ohio – 1.9%
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2019B (A1/A)
1,255,000	5.000	02/15/2025	1,308,264
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
440,000	5.000	06/01/2034	464,202
1,000,000	4.000	06/01/2037	949,644
920,000	4.000	06/01/2038	865,733
895,000	4.000	06/01/2039	833,526
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
5,070,000	3.000	06/01/2048	3,568,565
3,835,000	4.000	06/01/2048	3,281,632
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
22,225,000	5.000	06/01/2055	19,291,311

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(g)
$35,885,000	0.000%	06/01/2057	$ 4,106,974
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
420,000	5.000	11/01/2023	420,610
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000	4.000	09/01/2040	345,139
625,000	4.000	09/01/2045	518,571
850,000	5.000	09/01/2049	764,947
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
4,225,000	4.000	07/01/2040	3,577,469
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
2,480,000	5.250	11/15/2040	2,280,182
County of Franklin RB Series OH 2019A (Aa3\AA-)
5,275,000	4.000	12/01/2044	4,883,872
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
5,800,000	5.250	11/15/2048	5,052,251
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
10,000,000	8.223	02/15/2040	11,509,354
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
2,865,000	5.500	02/15/2057	2,892,675
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
3,400,000	2.000	12/01/2031	2,984,797
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
2,000,000	3.750	12/01/2038	1,581,448
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000	5.000	12/01/2025	257,441
325,000	5.000	12/01/2026	337,527
325,000	5.000	12/01/2027	340,049
425,000	5.000	12/01/2028	447,710
400,000	5.000	12/01/2029	423,843
680,000	5.000	12/01/2030	719,453
800,000	5.000	12/01/2031	842,636
660,000	5.000	12/01/2032	692,403
1,170,000	5.000	12/01/2033	1,222,291
1,200,000	5.000	12/01/2035	1,235,302
650,000	5.000	12/01/2037	662,461
1,630,000	5.000	12/01/2038	1,654,743
Lakewood City School District GO Refunding Bonds Series 2014 C (Aa2/AA)
3,215,000	5.000	12/01/2027	3,347,497

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
$250,000	4.000%	12/01/2035	$ 240,961
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(d)
3,500,000	4.250	06/01/2027	3,490,315
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(d)
14,000,000	4.250	06/01/2027	13,961,259
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(f)
700,000	4.500	01/15/2048	612,325
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
925,000	2.875	02/01/2026	881,989
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,305,000	2.875	02/01/2026	2,197,822
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
3,130,000	3.250	09/01/2029	2,869,386
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014A (BBB+/NR)(a)(b)
2,500,000	2.400	10/01/2029	2,206,664
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014B (BBB+/NR)(a)(b)
3,500,000	2.600	10/01/2029	3,118,382
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014C (BBB+/NR) (PUTABLE)(a)(b)(d)
8,000,000	2.100	10/01/2024	7,686,174
Ohio Higher Educational Facility Commission RB for University Circle, Inc. Series 2020 (A3/NR)
1,250,000	5.000	01/15/2035	1,269,966
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
1,260,000	5.000	12/01/2042	1,179,941
1,250,000	5.000	12/01/2045	1,150,774
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
1,045,000	5.000	05/01/2034	1,146,895
695,000	4.000	05/01/2037	674,913
1,115,000	4.000	05/01/2038	1,074,162
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(f)
925,000	5.000	12/01/2033	902,482
1,795,000	5.000	12/01/2038	1,641,299
2,725,000	5.000	12/01/2048	2,356,255
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
1,500,000	4.375	06/15/2026	1,379,669

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(f)
$390,000	3.750%	12/01/2031	$ 332,771
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(f)
4,375,000	7.000	12/01/2042	3,006,889
State of Ohio Higher Educational Facilities Senior Lien Hospital Bonds Series 2020 (NR/NR)
1,140,000	5.000	01/15/2037	1,152,095
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,500,000	5.750	09/01/2037	1,561,894
1,500,000	6.000	09/01/2042	1,561,355
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
3,500,000	4.000	01/01/2038	2,997,551
960,000	4.000	01/01/2041	796,817
Willoughby Eastlake City School District GO UT School Improvement Bonds Series 2016 (A2/NR)(b)
1,500,000	5.000	12/01/2025	1,598,179

			146,713,706

Oklahoma – 0.3%
City of Tulsa GO Bonds Series 2021 (AA/NR)
3,800,000	2.000	11/01/2029	3,467,930
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
925,000	4.000	09/01/2045	783,734
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
3,670,000	4.000	08/15/2048	3,423,037
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
2,150,000	5.000	08/15/2029	2,127,153
5,400,000	5.500	08/15/2057	4,873,648
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
2,725,000	5.500	08/15/2052	2,490,309
Oklahoma Municipal Power Authority RB Refunding Series 2021 B (AGM) (NR/AA)
640,000	1.602	01/01/2027	567,192
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
3,285,000	5.000	06/01/2025	3,292,738

			21,025,741

Oregon – 0.5%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000	5.125	11/15/2040	217,644
120,000	5.250	11/15/2050	104,815

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
$1,385,000	3.500%	03/01/2029	$ 1,319,055
1,540,000	3.750	03/01/2032	1,442,990
Medford Hospital Facilities Authority RB Refunding for Asante Health System Obligated Group Series 2020 A (NR/A+)
500,000	5.000	08/15/2029	554,479
600,000	5.000	08/15/2030	672,134
1,775,000	5.000	08/15/2045	1,849,098
Oregon State Facilities Authority RB Refunding for Reed College Project Series 2017 A (Aa2/AA-)(b)
8,895,000	5.000	07/01/2027	9,696,198
Oregon State Facilities Authority RB Refunding for Samaritan Health Services, Inc. Obligated Group Series 2020 A (NR/BBB+)
270,000	5.000	10/01/2028	288,784
525,000	5.000	10/01/2029	565,303
225,000	5.000	10/01/2035	236,919
Port of Portland RB for International Airport Series 2019 25-B (AMT) (NR/A+)
2,665,000	5.000	07/01/2032	2,849,347
2,365,000	5.000	07/01/2033	2,515,175
1,000,000	5.000	07/01/2034	1,058,475
1,000,000	5.000	07/01/2035	1,051,824
Portland Oregon Water System RB Refunding First Lien Series 2016 A (Aa1/NR)
7,090,000	4.000	04/01/2029	7,383,452
State of Oregon GO Refunding Bonds for Higher Education Series 2021 H (Aa1/AA+)
1,175,000	1.250	08/01/2027	1,065,682
860,000	1.375	08/01/2028	772,554
875,000	1.500	08/01/2029	778,049
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(f)
190,000	5.000	11/01/2034	208,427
500,000	5.000	11/01/2036	542,782
Washington County School District No. 1 GO Bonds Series 2017 (SCH BD GTY) (Aa1/NR)
4,155,000	5.000	06/15/2029	4,556,717
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
575,000	1.750	11/15/2026	526,769
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,625,000	5.000	11/15/2051	1,247,150

			41,503,822

Pennsylvania – 4.1%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
2,325,000	4.000	01/01/2039	2,171,759
1,900,000	4.000	01/01/2040	1,756,945

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
$1,000,000	5.250%	09/01/2035	$ 1,003,966
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2030	4,307,643
18,400,000	4.000	04/01/2044	16,708,361
Allegheny County Hospital Development Authority UPMC RB Series 2019A (A/A2)
6,230,000	4.000	07/15/2038	6,013,571
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000	4.875	11/01/2024	1,854,518
1,350,000	5.125	05/01/2030	1,374,232
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
1,525,000	1.830	05/01/2023	1,500,450
1,560,000	2.100	05/01/2024	1,461,390
150,000	5.000	05/01/2024	152,562
480,000	5.000	05/01/2026	497,623
600,000	5.000	05/01/2027	625,560
625,000	5.000	05/01/2029	654,304
700,000	5.000	05/01/2030	732,005
700,000	5.000	05/01/2031	732,321
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(f)
2,420,000	5.000	05/01/2027	2,427,760
1,600,000	5.000	05/01/2032	1,589,832
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(f)
200,000	5.000	05/01/2023	200,593
750,000	5.000	05/01/2028	752,302
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
900,000	5.000	05/01/2033	936,344
1,000,000	5.000	05/01/2034	1,033,844
900,000	5.000	05/01/2035	922,553
1,000,000	5.000	05/01/2036	1,015,348
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
325,000	5.000	07/01/2025	331,965
420,000	5.000	07/01/2026	432,137
425,000	5.000	07/01/2027	438,621
450,000	5.000	07/01/2028	464,945
475,000	5.000	07/01/2029	490,402
650,000	5.000	07/01/2030	669,365
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000	5.000	10/01/2031	100,705
390,000	5.000	10/01/2032	391,767
410,000	5.000	10/01/2033	411,341

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(f)
$900,000	6.000%	10/15/2052	$ 863,797
Chester County IDA RB Series 2021 (Aa2\NR)
10,000,000	4.000	12/01/2046	9,201,914
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
500,000	4.000	05/01/2036	450,263
595,000	4.000	05/01/2041	498,706
280,000	5.000	05/01/2047	263,320
City of Philadelphia Airport RB Refunding Series 2020 C (AMT) (A2/NR)
1,250,000	5.000	07/01/2030	1,353,214
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
2,075,000	4.000	03/01/2042	1,721,854
Coatesville School District GO Refunding Bonds Series 2017 (AGM ST AID WITHHLDG) (A1/AA)
1,000,000	5.000	08/01/2025	1,054,258
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
24,905,000	4.000	06/01/2039	24,503,444
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000	4.000	07/01/2046	1,150,001
Commonwealth of Pennsylvania GO Bonds 1st Series 2015 (A+/Aa3)
6,500,000	5.000	03/15/2033	6,754,755
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000	5.000	08/15/2025	4,155,586
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(f)
2,000,000	5.875	10/15/2040	1,976,987
6,375,000	6.250	10/15/2053	6,377,302
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/BB)(f)
950,000	5.000	10/15/2034	895,759
Delaware County Authority RB for Villanova University Series 2015 (A1/AA-)
4,945,000	5.000	08/01/2045	5,118,547
Doylestown Hospital Authority RB Taxable Refunding Series 2019 B (Ba1/BBB-)
955,000	3.950	07/01/2024	896,352
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000	5.000	12/01/2038	646,117
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e)
	(3M USD LIBOR + 0.77%)
15,800,000	3.745	05/01/2037	13,951,046
General Authority of Southcentral Pennsylvania RB Refunding WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000	4.000	06/01/2044	695,979

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
$900,000	5.000%	03/01/2040	$ 790,289
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
80,000	5.000	03/01/2024	80,747
150,000	5.000	03/01/2025	152,657
185,000	5.000	03/01/2026	189,428
150,000	5.000	03/01/2027	154,140
135,000	5.000	03/01/2028	139,114
160,000	5.000	03/01/2029	165,232
150,000	5.000	03/01/2030	154,679
285,000	5.000	03/01/2032	293,345
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
850,000	4.000	09/01/2037	820,526
850,000	4.000	09/01/2038	806,086
850,000	4.000	09/01/2039	804,917
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
900,000	5.000	11/15/2045	865,557
Montgomery County Industrial Development Authority RB ACTS Retirement-Life Communities, Inc. Obligated Group Series 2020 C (NR/NR)
600,000	4.000	11/15/2043	500,878
Montgomery County Industrial Development Authority RB Refunding for The Public School of Germantown Series 2021 A (NR/BBB+)
400,000	4.000	10/01/2036	363,753
400,000	4.000	10/01/2041	340,724
North Penn Water Authority RB Refunding Series 2019 (Aa3/NR)(e)
(SIFMA Municipal Swap Index Yield + 0.46%)
1,600,000	3.590	11/01/2023	1,599,767
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,000,000	5.000	11/01/2039	907,700
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
50,000	5.000	05/01/2023	50,090
100,000	5.000	05/01/2024	100,907
Pennsylvania Economic Development Financing Authority RB for The Pennsylvania Rapid Bridge Replacement Project Series 2015 (NR/BBB)
750,000	5.000	06/30/2042	749,878
Pennsylvania Economic Development Financing Authority RB Refunding for American Water Co. Project Series 2019 (A1/A+)
8,250,000	3.000	04/01/2039	6,898,478

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
$3,000,000	4.000%	07/01/2033	$ 2,785,215
1,800,000	4.000	07/01/2041	1,533,894
Pennsylvania Economic Development Financing Authority RB Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,050,000	4.000	10/15/2040	973,542
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
6,050,000	1.100	11/02/2026	5,289,157
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
5,000,000	5.000	12/31/2057	4,959,114
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
6,650,000	5.750	06/30/2048	6,923,981
1,350,000	5.250	06/30/2053	1,321,853
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Rapid Bridge Replacement Project Series 2015 (NR/BBB)
1,800,000	5.000	12/31/2024	1,834,712
Pennsylvania Economic Development Financing Authority UPMC RB Series 2021A (A2/A)
1,220,000	4.000	10/15/2037	1,187,845
Pennsylvania Higher Educational Facilities Authority Duquesne University of the Holy Spirit RB Series 2019 A (A2/A)
350,000	4.000	03/01/2037	342,520
675,000	5.000	03/01/2038	710,395
500,000	5.000	03/01/2039	522,969
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
	(3M USD LIBOR + 0.60%)
930,000	3.785	07/01/2027	912,409
Pennsylvania Higher Educational Facilities Authority RB Refunding for Drexel University Series 2020 A (AGM) (A2/AA)
8,500,000	5.000	05/01/2046	9,007,066
Pennsylvania State Commonwealth GO Refunding Bonds First Series 2016 (AGM-CR) (Aa3/AA)
4,000,000	5.000	09/15/2025	4,255,748
Pennsylvania Turnpike Commission Oil Franchise Tax Subordinated RB Series 2018 B (A2/NR)
9,995,000	5.250	12/01/2048	10,500,119
Pennsylvania Turnpike Commission RB Series 2013 C (A1/A+)(b)
1,720,000	5.500	12/01/2023	1,760,670
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
30,675,000	5.250	12/01/2044	32,661,574

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2018 A-2 (A1/NR) (Series A-2)
$2,190,000	5.000%	12/01/2043	$ 2,291,480
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(e)
	(SIFMA Municipal Swap Index Yield + 0.70%)
6,050,000	3.830	12/01/2023	6,050,390
Pennsylvania Turnpike Commission RB Series 2019 A (A3/NR)
4,250,000	5.000	12/01/2036	4,484,083
4,275,000	5.000	12/01/2038	4,491,413
16,160,000	5.000	12/01/2044	16,743,885
Pennsylvania Turnpike Commission RB Subordinate Series 2017 A (A3/NR)
3,500,000	5.500	12/01/2042	3,653,201
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
650,000	5.125	06/15/2042	592,856
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
350,000	4.000	06/15/2029	329,062
1,000,000	5.000	06/15/2039	933,984
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
450,000	5.000	08/01/2030	464,902
290,000	5.000	08/01/2040	291,339
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(f)
900,000	5.000	06/15/2040	853,771
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
4,500,000	5.000	07/01/2028	4,727,827
Philadelphia IDA University RB for St. Joseph’s University Project Series 2022 (NR/A-)
2,500,000	5.250	11/01/2052	2,616,206
Philadelphia School District GO Bonds Series 2015 A (Baa3/NR)
2,415,000	5.000	09/01/2027	2,534,635
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A (AGM) (A2/AA)
850,000	5.000	09/01/2034	941,128
1,755,000	5.000	09/01/2035	1,925,199
1,700,000	5.000	09/01/2036	1,853,595
1,700,000	5.000	09/01/2037	1,843,761
Pittsburgh Water & Sewer Authority Subordinate RB Refunding Series 2019 B (AGM) (NR/AA)
2,125,000	4.000	09/01/2034	2,175,829
425,000	4.000	09/01/2035	429,923
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
395,000	5.000	11/15/2028	376,247

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
$1,100,000	5.000%	01/01/2035	$ 1,141,871
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
200,000	4.000	10/01/2023	198,807
750,000	4.000	10/01/2029	702,161
425,000	5.000	10/01/2039	397,491
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,100,000	5.000	11/01/2044	2,839,221
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-2 (NR/BB-)(a)(b)
1,915,000	5.000	02/01/2027	1,718,465
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 B-3 (NR/BB-)(a)(b)
2,800,000	5.000	02/01/2030	2,335,401
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(f)
200,000	6.000	07/01/2029	190,985
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
620,000	5.000	07/01/2028	654,542
440,000	5.000	07/01/2030	470,396

			312,351,966

Puerto Rico – 4.8%
HTA Trust Certificates Class 2031 Units (NR/NR)
2,315,152	5.250	07/01/2031	2,284,395
HTA Trust Certificates Class L-2028 Units (NR/NR)
7,358,596	5.250	07/01/2038	7,247,158
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(f)
3,230,000	4.000	07/01/2047	2,488,671
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(f)
4,350,000	5.000	07/01/2035	4,146,019
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(f)
9,575,000	5.000	07/01/2047	8,625,539
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(f)
13,355,000	5.000	07/01/2033	12,900,179
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Senior Lien Series 2008 A (WR/NR)
1,080,000	6.125	07/01/2024	1,092,221
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(f)
2,750,000	5.000	07/01/2033	2,656,345
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(f)
4,650,000	4.000	07/01/2042	3,726,864

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(c)(i)
$17,609,470	0.000%		11/01/2043	$ 7,704,143
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(c)(i)
1,603,552	0.000		11/01/2051	539,194
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(i)
1,888,076	0.000		11/01/2051	826,033
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
216	5.250		07/01/2023	216
3,035,584	0.000	(g)	07/01/2024	2,813,446
4,135,896	5.375		07/01/2025	4,167,073
8,065,508	5.625		07/01/2029	8,252,731
3,884,948	5.750		07/01/2031	4,016,913
9,712,616	0.000	(g)	07/01/2033	5,250,257
5,933,951	4.000		07/01/2033	5,145,090
3,311,382	4.000		07/01/2035	2,786,822
7,727,039	4.000		07/01/2037	6,321,228
10,189,086	4.000		07/01/2041	7,978,038
8,793,596	4.000		07/01/2046	6,592,442
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
297,155	5.000		07/01/2062	273,754
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)(g)
193,110	0.000		07/01/2032	114,659
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(c)
330,333	0.000		07/01/2053	182,509
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
8,215,000	6.750		07/01/2036	6,140,713
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
196,972	10.000		07/01/2022	150,684
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
1,050,000	5.250		07/01/2031	769,125
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
1,555,000	5.000		07/01/2028	1,135,150
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
590,915	10.000		01/01/2021	452,050
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
590,915	10.000		07/01/2021	452,050
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
196,972	10.000		01/01/2022	150,684
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
220,000	5.000		07/01/2025	160,600
1,100,000	5.000		07/01/2032	803,000
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
1,435,000	5.500		07/01/2038	1,056,519
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
10,325,000	5.250		07/01/2040	7,563,063
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
1,000,000	5.250		07/01/2019	722,500

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e)
	(3M USD LIBOR + 0.52%)
$21,915,000	3.705%	07/01/2029	$ 19,717,228
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
350,000	5.250	07/01/2029	351,909
215,000	5.250	07/01/2030	215,659
1,150,000	5.250	07/01/2032	1,145,451
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
10,435,000	4.550	07/01/2040	9,573,256
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(g)
329,000	0.000	07/01/2024	306,898
16,610,000	0.000	07/01/2027	13,437,782
3,658,000	0.000	07/01/2029	2,665,746
25,338,000	0.000	07/01/2031	16,505,728
21,539,000	0.000	07/01/2033	12,529,307
37,454,000	0.000	07/01/2046	9,228,355
16,872,000	0.000	07/01/2051	3,037,215
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
73,864,000	4.329	07/01/2040	66,539,505
143,000	4.536	07/01/2053	121,917
5,654,000	4.784	07/01/2058	4,905,355
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
19,288,000	4.500	07/01/2034	18,195,632
1,555,000	4.550	07/01/2040	1,426,585
17,965,000	4.750	07/01/2053	15,880,111
44,071,000	5.000	07/01/2058	40,013,383

			363,485,099

Rhode Island – 0.1%
Rhode Island Health and Educational Building Corp. RB for Woonsocket Public School Financing Program Series 2017 A (AGM MUN GOVT GTD) (Aa3/AA)
500,000	5.000	05/15/2024	512,391
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000	5.000	10/01/2042	5,170,786

			5,683,177

South Carolina – 0.5%
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000	4.000	05/01/2026	1,611,916
Lexington County School District No. 1/SC GO Refunding Bonds Series 2019 A (SCSDE) (Aa1/AA)
2,495,000	5.000	02/01/2031	2,789,741

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – (continued)
Lexington County School District No. 2 GO Bonds Series 2017 C (SCSDE) (Aa1/AA)
$4,530,000	5.000%	03/01/2031	$ 4,935,949
1,615,000	4.000	03/01/2032	1,684,383
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(f)
710,000	3.000	11/01/2026	644,727
900,000	3.625	11/01/2031	744,772
1,170,000	3.750	11/01/2036	899,966
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(f)
1,920,000	5.125	06/15/2042	1,749,135
South Carolina Ports Authority RB Series 2018 (AMT) (A1/A+)
3,750,000	5.000	07/01/2037	3,901,099
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
10,000,000	5.750	12/01/2047	10,869,797
South Carolina State Public School Authority Revenue Obligation Bonds for Santee Cooper Series 2014D (NR/NR)
353,000	3.056	12/01/2023	347,987
South Carolina State Public School Authority Revenue Obligation Bonds Series 2014D (NR/NR)
522,000	3.056	12/01/2023	514,134
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
500,000	5.000	04/15/2032	550,849
500,000	5.000	04/15/2033	548,727
500,000	5.000	04/15/2034	545,631
450,000	5.000	04/15/2035	487,012
425,000	4.000	04/15/2036	428,726
550,000	4.000	04/15/2037	550,961
525,000	4.000	04/15/2038	523,248
700,000	4.000	04/15/2039	692,032
750,000	4.000	04/15/2040	734,768

			35,755,560

South Dakota – 0.1%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
650,000	4.000	08/01/2041	550,086
1,200,000	4.000	08/01/2051	939,603
Rapid City Area School District No. 51-4 Limited Tax Capital Outlay GO Refunding Bonds Series 2017 B (ST AID WITHHLDG) (NR/AA+)
630,000	5.000	01/01/2024	643,218
1,075,000	5.000	01/01/2025	1,122,138
730,000	5.000	01/01/2026	779,023

			4,034,068

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – 0.3%
Chattanooga Health Educational & Housing Facility Board RB for CommonSpirit Health Obligated Group Refunding Series 2019 A-1 (Baa1/A-)
$1,300,000	5.000%	08/01/2035	$ 1,362,039
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000	4.000	06/01/2037	1,233,832
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
4,020,000	5.000	07/01/2034	4,026,084
1,800,000	4.000	07/01/2040	1,675,012
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Vanderbilt University Medical Center Series 2016 A (A3/NR)
700,000	5.000	07/01/2046	710,743
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
40,000	3.000	10/01/2024	39,073
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(f)
650,000	4.500	06/01/2028	649,667
Tennergy Corp. RB for Gas Supply Revenue Series 2019 A (Aa2/NR)(a)(b)
11,325,000	5.000	10/01/2024	11,489,956

			21,186,406

Texas – 8.6%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,425,000	5.625	08/15/2052	1,270,434
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
155,000	5.000	08/15/2023	155,671
195,000	5.000	08/15/2024	196,613
180,000	5.000	08/15/2025	181,613
190,000	5.000	08/15/2026	191,488
200,000	5.000	08/15/2027	201,216
80,000	5.000	08/15/2028	80,112
80,000	4.000	08/15/2029	74,596
80,000	4.000	08/15/2030	73,739
90,000	4.000	08/15/2031	81,872
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000	5.000	01/01/2029	1,390,651
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-)
620,000	5.000	01/01/2028	665,702
650,000	5.000	01/01/2029	705,364
1,010,000	5.000	01/01/2032	1,103,973
1,115,000	5.000	01/01/2034	1,204,954
585,000	5.000	01/01/2035	627,828
610,000	5.000	01/01/2036	650,398

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 A (A3/A-) – (continued)
$645,000	5.000%	01/01/2037	$ 682,735
675,000	5.000	01/01/2038	711,644
1,420,000	5.000	01/01/2039	1,490,305
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds Series 2021D (A-/NR)
1,100,000	4.000	01/01/2040	1,043,229
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(f)
245,000	5.750	09/01/2029	248,576
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(f)
377,000	3.250	09/15/2026	340,121
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(f)
1,402,000	5.750	09/01/2042	1,375,996
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(f)
852,000	5.250	09/01/2032	854,604
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000	5.000	11/15/2052	7,559,536
City of Austin RB for Airport System Series 2019 B (AMT) (A1/A)
1,700,000	5.000	11/15/2032	1,821,907
2,000,000	5.000	11/15/2033	2,138,250
City of Austin RB Refunding for Airport System Series 2019 (AMT) (A1/A)
2,000,000	5.000	11/15/2024	2,062,963
1,150,000	5.000	11/15/2025	1,200,430
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(f)
385,000	4.000	11/01/2023	383,310
625,000	4.500	11/01/2024	619,467
2,815,000	4.000	11/01/2028	2,679,569
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)(f)
777,000	5.375	11/01/2042	764,839
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (NR/AA)
1,700,000	5.000	11/15/2038	1,923,360
2,350,000	5.000	11/15/2039	2,642,619
2,500,000	5.000	11/15/2040	2,793,697
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(f)
375,000	2.500	09/01/2025	351,621
140,000	3.125	09/01/2030	123,543
180,000	3.250	09/01/2030	156,029
355,000	4.000	09/01/2040	303,836
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(f)
174,000	2.500	09/01/2026	159,177
158,000	3.000	09/01/2031	133,709
329,000	3.375	09/01/2041	253,861

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(f)
$430,000	4.625%	09/01/2032	$ 410,941
704,000	4.875	09/01/2042	647,180
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(f)
285,000	2.750	09/01/2027	249,326
432,000	3.125	09/01/2032	347,147
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(f)
255,000	4.875	09/01/2032	251,127
495,000	5.500	09/01/2042	487,972
City of Celina Special Assessment RB Series 2022 (NR/NR)(f)
215,000	2.875	09/01/2027	189,890
250,000	3.250	09/01/2032	203,987
1,175,000	3.500	09/01/2042	865,600
City of Celina Special Assessment RB Series 2022 (NR\NR)(f)
227,000	3.250	09/01/2027	204,002
235,000	3.625	09/01/2032	200,084
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1 Project Series 2016 (NR/NR)
185,000	4.200	09/01/2027	181,725
570,000	4.800	09/01/2037	546,046
647,000	5.250	09/01/2046	630,521
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(f)
40,000	4.375	09/01/2023	39,978
300,000	5.375	09/01/2038	301,210
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
76,000	4.625	09/01/2023	76,081
365,000	5.000	09/01/2028	367,377
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(f)
190,000	3.250	09/01/2026	173,876
185,000	3.750	09/01/2031	157,362
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
314,000	3.375	09/15/2026	286,472
410,000	4.000	09/15/2031	367,910
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(f)
687,000	5.375	09/15/2027	690,061
City of Dallas Fort Worth International Airport Joint Revenue Refunding Bonds Series 2021A (NON-AMT) (A1/NR)
3,975,000	4.000	11/01/2039	3,881,431

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
$3,500,000	4.000%	11/01/2041	$ 3,351,455
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(f)
268,000	4.875	09/01/2032	258,770
765,000	5.125	09/01/2042	725,504
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR\AAA)(a)(b)
1,000,000	2.000	08/01/2024	974,925
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR\NR) (PUTABLE)(a)(b)(d)
540,000	2.000	08/01/2024	534,024
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(f)
695,000	2.875	09/01/2026	622,477
398,000	3.375	09/01/2031	322,197
1,206,000	3.750	09/01/2041	909,649
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(f)
294,000	2.625	08/15/2025	274,938
171,000	3.375	08/15/2030	148,098
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(f)
497,000	2.750	08/15/2026	450,994
612,000	3.375	08/15/2031	518,225
846,000	3.750	08/15/2041	673,123
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(f)
483,000	4.875	08/15/2027	477,678
778,000	5.250	08/15/2032	769,796
1,300,000	5.875	08/15/2042	1,274,294
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(f)
100,000	3.125	08/15/2024	97,233
340,000	3.500	08/15/2029	312,435
1,905,000	4.000	08/15/2039	1,662,294
1,825,000	4.250	08/15/2049	1,536,242
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(f)
295,000	4.000	08/15/2032	271,898
1,129,000	4.250	08/15/2042	986,682
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
150,000	4.000	08/15/2025	153,290
155,000	4.000	08/15/2026	159,568
160,000	4.000	08/15/2027	165,999
165,000	4.000	08/15/2028	171,985
170,000	4.000	08/15/2029	178,031
925,000	3.000	08/15/2034	832,737

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(f)
$344,000	3.625%	09/15/2027	$ 325,272
409,000	3.875	09/15/2032	366,151
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
325,000	4.125	09/01/2027	319,680
1,350,000	4.625	09/01/2037	1,273,004
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
570,000	4.500	09/01/2027	569,485
1,800,000	4.500	09/01/2037	1,679,701
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
425,000	4.000	09/01/2024	426,824
440,000	4.000	09/01/2025	443,137
460,000	4.000	09/01/2026	464,128
480,000	4.000	09/01/2027	484,444
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(f)
256,000	3.250	09/01/2031	211,113
1,271,000	3.625	09/01/2041	962,883
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(f)
100,000	3.250	09/01/2024	97,133
290,000	3.625	09/01/2029	267,494
785,000	4.125	09/01/2039	691,188
City of Horseshoe Bay Special Assessment Refunding Bonds for Public Improvement District Series 2020 (NR/NR)
685,000	3.000	10/01/2025	648,666
645,000	3.000	10/01/2030	549,886
440,000	3.250	10/01/2033	366,988
City of Houston Airport System Subordinate Lien Revenue Refunding Bonds Series 2018D (A1/NR)
1,655,000	5.000	07/01/2032	1,819,859
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
221,000	2.625	09/01/2026	200,179
206,000	3.250	09/01/2031	172,294
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(f)
939,000	3.500	09/01/2041	719,036
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR) (NR/NR)(f)
360,000	3.125	09/01/2031	300,497
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(f)
276,000	2.750	09/01/2026	250,361
392,000	3.500	09/01/2031	332,899
900,000	3.875	09/01/2041	711,800

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
$130,000	5.000%	08/15/2024	$ 132,098
130,000	5.000	08/15/2025	133,622
150,000	5.000	08/15/2026	155,691
100,000	5.000	08/15/2027	104,685
125,000	5.000	08/15/2028	131,902
150,000	5.000	08/15/2029	159,344
200,000	5.000	08/15/2030	212,262
280,000	5.000	08/15/2032	295,242
300,000	5.000	08/15/2034	314,714
175,000	5.000	08/15/2035	182,319
250,000	5.000	08/15/2036	258,737
250,000	5.000	08/15/2037	257,050
300,000	5.000	08/15/2038	307,294
300,000	5.000	08/15/2039	305,972
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(f)
503,000	2.500	09/01/2026	460,940
768,000	3.000	09/01/2031	658,319
1,537,000	3.375	09/01/2041	1,192,647
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(f)
315,000	2.625	09/15/2026	284,217
230,000	3.125	09/15/2031	190,338
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)(f)
722,000	5.625	09/15/2042	727,838
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(f)
431,000	3.375	09/01/2031	359,374
628,000	3.750	09/01/2041	483,829
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(f)
410,000	3.875	09/01/2024	403,325
1,180,000	4.750	09/01/2044	1,076,255
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(f)
210,000	2.625	09/01/2025	194,682
610,000	3.125	09/01/2030	513,539
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(f)
1,000,000	4.125	09/01/2041	871,997
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(f)
340,000	4.250	09/01/2029	330,572
1,000,000	4.875	09/01/2044	918,770
City of Kyle Special Assessment RB Series 2022 (NR/NR)
481,000	4.375	09/01/2027	471,057
535,000	4.750	09/01/2032	516,866

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
$470,000	2.750%	09/01/2025	$ 448,233
430,000	3.125	09/01/2030	381,984
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000	3.000	09/15/2036	1,783,212
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(f)
20,000	3.500	09/15/2024	19,498
250,000	3.750	09/15/2029	229,268
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(f)
105,000	4.375	09/15/2029	102,553
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Project Series 2022 (NR/NR)(f)
1,500,000	5.875	09/15/2042	1,511,977
2,126,000	6.125	09/15/2052	2,139,661
City of Lavon Special Assessment RB Series 2022 (NR\NR)(f)
600,000	3.500	09/15/2027	549,308
305,000	3.750	09/15/2027	275,794
1,000,000	3.875	09/15/2032	863,657
455,000	4.125	09/15/2032	403,392
City of Lewisville Texas Combination Contract & Special Assessment RB Refunding for Lewisville Castle Hills Public Improvement District No. 3 Project Series 2015 (AGM) (NR/NR)(b)
1,415,000	4.000	09/01/2023	1,424,341
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(f)
355,000	2.500	09/01/2025	331,029
330,000	3.125	09/01/2030	282,453
845,000	4.000	09/01/2040	723,416
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(f)
750,000	2.625	09/01/2027	681,468
750,000	3.125	09/01/2032	640,446
1,772,000	3.375	09/01/2042	1,363,818
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
310,000	2.500	09/15/2026	273,971
210,000	3.125	09/15/2026	186,889
250,000	3.125	09/15/2031	204,348
310,000	3.750	09/15/2031	259,023
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(f)
150,000	3.750	09/15/2025	145,912
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(f)
350,000	3.375	09/01/2026	323,450
350,000	3.875	09/01/2031	306,583

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(f)
$75,000	3.500%	09/15/2024	$ 73,422
280,000	3.750	09/15/2029	262,018
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(f)
185,000	2.625	09/15/2026	166,660
480,000	3.125	09/15/2031	398,194
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(f)
400,000	5.375	09/15/2032	393,887
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(f)
100,000	5.000	09/15/2024	99,906
400,000	5.250	09/15/2029	398,607
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(f)
275,000	4.250	09/15/2024	273,041
255,000	5.125	09/15/2024	254,862
795,000	4.500	09/15/2029	779,154
775,000	5.375	09/15/2029	773,383
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(f)
410,000	3.500	09/15/2031	349,695
1,000,000	3.875	09/15/2041	798,984
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(f)
678,000	4.375	09/15/2027	658,065
626,000	4.750	09/15/2032	597,822
1,417,000	5.250	09/15/2042	1,324,497
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(f)
292,000	5.125	09/15/2027	284,730
310,000	5.500	09/15/2032	298,478
600,000	6.000	09/15/2042	585,728
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(f)
100,000	4.500	09/01/2025	98,702
50,000	4.875	09/01/2025	49,514
254,000	4.875	09/01/2030	242,696
265,000	5.250	09/01/2030	261,026
381,000	5.250	09/01/2040	364,518
310,000	5.625	09/01/2040	300,720
815,000	4.125	09/01/2049	671,596
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(f)
245,000	2.500	09/01/2025	228,934
455,000	3.250	09/01/2030	397,449

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2019 (NR/NR)(f)
$50,000	3.125%	09/01/2024	$ 48,664
140,000	3.500	09/01/2029	128,826
360,000	4.000	09/01/2039	315,522
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(f)
274,000	2.375	09/01/2026	246,918
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(f)
250,000	4.000	09/01/2028	242,783
1,560,000	4.500	09/01/2048	1,379,175
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(f)
404,000	4.875	09/15/2027	397,323
350,000	5.250	09/15/2032	346,110
245,000	5.750	09/15/2032	241,758
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(f)
366,000	4.875	09/15/2027	359,951
300,000	5.250	09/15/2032	296,665
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(f)
2,127,000	5.500	09/15/2048	2,061,417
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
2,875,000	4.375	09/15/2051	2,283,421
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(f)
1,969,000	4.000	09/15/2051	1,521,601
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(f)
700,000	4.250	09/01/2042	613,683
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2019 (NR/NR)(f)
65,000	3.500	09/01/2024	63,834
321,000	3.750	09/01/2029	300,736
852,000	4.250	09/01/2039	775,240
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(f)
180,000	3.375	09/01/2030	159,274
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
145,000	4.000	09/01/2024	143,961
415,000	4.250	09/01/2029	405,543
655,000	4.875	09/01/2039	627,062
1,000,000	5.000	09/01/2049	942,136
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(f)
289,000	3.375	09/01/2041	217,859

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)
$434,000	4.250%	09/01/2027	$ 427,494
382,000	4.750	09/01/2032	373,586
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(f)
116,000	3.750	09/01/2024	113,997
365,000	4.000	09/01/2029	348,125
580,000	5.000	09/01/2029	579,996
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(f)
480,000	4.250	09/01/2027	472,204
460,000	4.750	09/01/2032	450,212
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(f)
305,000	3.250	09/01/2030	267,141
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(f)
240,000	2.375	09/01/2026	216,391
469,000	3.250	09/01/2041	345,501
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(f)
350,000	2.625	09/15/2026	314,135
355,000	3.125	09/15/2031	291,711
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(f)
405,000	2.625	09/15/2025	384,258
405,000	3.375	09/15/2030	360,841
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(f)
225,000	3.625	09/15/2030	199,555
210,000	4.375	09/15/2030	197,880
500,000	4.125	09/15/2040	431,752
400,000	4.875	09/15/2040	365,539
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(f)
125,000	3.750	09/15/2024	123,218
370,000	4.125	09/15/2029	358,821
1,050,000	4.625	09/15/2039	979,171
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(f)
435,000	2.500	09/15/2025	404,489
305,000	3.250	09/15/2030	263,056
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(f)
148,000	6.000	09/15/2028	148,694
665,000	6.000	09/15/2050	679,142
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
26,495,000	1.750	12/01/2024	25,781,039

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
$30,610,000	1.750%	12/01/2024	$ 29,729,959
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
265,000	4.375	09/01/2025	264,250
500,000	4.875	09/01/2030	486,057
635,000	5.375	09/01/2040	615,665
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR)(f)
300,000	3.750	09/01/2027	281,831
425,000	4.000	09/01/2032	387,210
1,221,000	4.250	09/01/2042	1,027,120
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(f)
233,000	4.375	09/01/2027	225,077
City of Sinton Special Assessment RB Series 2022 (NR\NR)(f)
382,000	4.375	09/01/2027	361,460
659,000	4.750	09/01/2032	608,329
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(f)
1,110,000	3.375	09/15/2041	829,475
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(f)
1,125,000	5.500	08/15/2052	1,082,046
Clifton Higher Education Finance Corp. RB for YES Prep Public Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
465,000	5.000	04/01/2029	517,057
700,000	4.000	04/01/2031	738,795
575,000	4.000	04/01/2035	585,740
1,345,000	4.000	04/01/2037	1,326,052
Clifton Higher Education Finance Corp. RB Refunding for IDEA Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000	4.000	08/15/2036	4,331,521
3,875,000	4.000	08/15/2037	3,817,492
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(f)
470,000	3.000	09/01/2031	389,564
961,000	3.250	09/01/2041	707,946
Comal Independent School District GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/NR)
1,970,000	5.000	02/01/2025	2,060,921
2,095,000	5.000	02/01/2026	2,240,023
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
475,000	2.500	10/01/2031	394,439
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(f)
325,000	3.500	10/01/2031	272,914

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
$75,000	5.000%	10/01/2028	$ 82,501
90,000	5.000	10/01/2029	100,258
95,000	5.000	10/01/2030	107,279
75,000	5.000	10/01/2031	85,227
75,000	5.000	10/01/2032	84,746
145,000	5.000	10/01/2033	163,026
160,000	5.000	10/01/2034	179,230
175,000	5.000	10/01/2035	194,325
175,000	5.000	10/01/2036	193,307
450,000	4.000	10/01/2041	440,996
650,000	4.000	10/01/2046	603,083
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(f)
280,000	2.500	09/15/2025	260,457
350,000	3.250	09/15/2030	299,510
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(f)
315,000	3.500	09/01/2026	284,202
395,000	4.125	09/01/2031	351,477
Dallas-Fort Worth International Airport Joint RB Refunding Series 2014 A (AMT) (NR/A)
2,500,000	5.250	11/01/2030	2,529,469
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(f)
125,000	3.750	08/15/2024	122,091
235,000	4.000	08/15/2029	218,787
775,000	4.500	08/15/2035	696,624
575,000	5.000	08/15/2044	524,397
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
1,175,000	3.125	08/15/2036	918,623
950,000	3.250	08/15/2041	703,790
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(f)
390,000	5.000	09/01/2027	383,568
225,000	5.000	09/01/2032	216,967
330,000	5.125	09/01/2037	312,708
Grand Parkway Transportation Corp. System RB Subordinate Tier Series 2018 A (NR/AA+)
18,225,000	5.000	10/01/2037	19,458,634
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)(c)
2,950,000	0.000	10/01/2046	3,080,549
4,075,000	0.000	10/01/2047	4,258,927
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
400,000	4.000	09/01/2026	408,160
470,000	5.000	09/01/2027	501,281
500,000	5.000	09/01/2028	536,986
745,000	5.000	09/01/2029	807,549
465,000	4.000	09/01/2031	479,496

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA) – (continued)
$415,000	4.000%	09/01/2033	$ 426,325
650,000	4.000	09/01/2034	663,070
580,000	4.000	09/01/2036	584,427
Harris County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds for Memorial Hermann Health System Series 2020C (A1/A+)(a)(b)
3,000,000	5.000	12/01/2024	3,099,301
Harris County Cultural Education Facilities Finance Corp. RB for Memorial Hermann Health System Obligated Group Series 2019 B-2 (A1/A+)(a)(b)
5,470,000	5.000	12/01/2024	5,651,059
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2019 A (NR/A)(b)(e)
	(1M USD LIBOR + 0.65%)
7,050,000	3.708	07/01/2024	7,054,941
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(e)
	(SIFMA Municipal Swap Index Yield + 0.95%)
6,770,000	4.080	06/01/2023	6,773,086
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,400,000	5.000	05/15/2030	1,529,177
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
	(3M USD LIBOR + 0.67%)
19,920,000	3.756	08/15/2035	18,156,235
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(f)
1,068,000	4.750	09/15/2027	1,059,952
700,000	4.875	09/15/2032	690,384
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(f)
665,000	4.000	09/01/2029	640,237
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2024	93,029
100,000	3.500	09/01/2025	98,369
100,000	3.500	09/01/2026	97,602
105,000	3.500	09/01/2027	101,502
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
3,295,000	5.000	07/15/2028	3,338,966
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
830,000	5.000	07/01/2027	841,986
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,480,000	5.000	07/15/2027	2,516,064

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
$4,250,000	5.000%	07/15/2027	$ 4,313,538
Houston Airport System RB Refunding Subordinate Lien Series 2018 B (A1/NR)
360,000	5.000	07/01/2031	397,372
325,000	5.000	07/01/2032	357,374
Houston Airport System RB Refunding Subordinate Lien Series 2018 D (A1/NR)
2,000,000	5.000	07/01/2029	2,215,027
2,175,000	5.000	07/01/2030	2,403,405
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
440,000	3.375	10/01/2037	362,335
Houston Independent School District Limited Tax GO Refunding Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000	4.000	02/15/2042	3,427,346
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(f)
1,315,000	5.000	09/01/2038	1,271,928
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
145,000	2.000	09/01/2024	138,728
150,000	2.000	09/01/2025	140,150
150,000	2.000	09/01/2026	136,436
150,000	2.000	09/01/2027	132,940
155,000	2.000	09/01/2028	133,677
160,000	2.000	09/01/2029	135,208
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(b)(g)
29,490,000	0.000	08/15/2024	9,103,539
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,620,000	5.000	11/01/2027	3,824,141
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
2,000,000	5.000	05/15/2030	2,228,145
1,520,000	5.000	05/15/2031	1,691,694
Lubbock Independent School District GO Bonds Series 2019 (PSF-GTD) (Aaa/AAA)
1,250,000	4.000	02/15/2040	1,220,310
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 2001 A (Baa2/A-)
6,350,000	2.600	11/01/2029	5,643,188
Memorial-Heights Redevelopment Authority RB for City of Houston Reinvestment Zone No. 5 Series 2021 (AGM) (NR/AA)
2,500,000	3.000	09/01/2043	1,933,915
1,500,000	3.000	09/01/2048	1,096,745
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(f)
5,575,000	4.625	10/01/2031	5,363,052

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
$795,000	5.250%	02/15/2030	$ 792,874
405,000	5.375	02/15/2035	405,521
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
710,000	5.000	09/15/2033	723,482
750,000	5.000	09/15/2034	763,310
790,000	5.000	09/15/2035	801,558
Montgomery County Toll Road Authority Senior Lien Toll Road RB Series 2018 (NR/BBB-)
1,650,000	5.000	09/15/2030	1,687,975
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(f)
1,585,000	4.000	08/15/2036	1,370,174
New Hope Cultural Education Facilities Finance Corp. RB for CHF-Collegiate Housing College Station I LLC Series 2014 A (AGM) (A2/AA)
250,000	5.000	04/01/2046	251,057
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
675,000	2.000	01/01/2026	612,027
1,200,000	4.000	01/01/2031	1,061,992
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,500,000	4.000	11/01/2055	1,091,878
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
4,525,000	5.500	01/01/2057	3,261,111
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(f)
335,000	4.000	08/15/2029	316,316
610,000	5.000	08/15/2039	584,068
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Collegiate Housing Island Campus Project Series 2017 A (ETM) (WR/NR)
765,000	5.000	04/01/2027	831,913
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station I, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2014 A (NR/NR)(b)
1,000,000	5.000	04/01/2024	1,025,540
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (ETM) (WR/NR)
320,000	4.000	04/01/2023	320,709
275,000	4.000	04/01/2024	278,359
365,000	4.000	04/01/2025	374,082
375,000	4.000	04/01/2026	388,938
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(b)
250,000	5.000	04/01/2025	261,610

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
North Texas Municipal Water District Water System Revenue Refunding Bonds Series 2021A (Aa1/AAA)
$5,125,000	5.000%	09/01/2029	$ 5,835,020
North Texas Tollway Authority RB Convertible Capital Appreciation Special Project System Series 2011 (NR/NR)(b)(c)
1,000,000	0.000	09/01/2031	1,247,526
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
1,725,000	4.000	01/01/2040	1,663,463
North Texas Tollway Authority RB Refunding for First Tier Series 2017 A (A1/A+)
2,750,000	5.000	01/01/2038	2,901,438
North Texas Tollway Authority RB Refunding for Second Tier Series 2017 B (A2/A)
2,000,000	5.000	01/01/2032	2,127,044
1,500,000	5.000	01/01/2048	1,535,795
North Texas Tollway Authority System RB Refunding for Capital Appreciation First Tier Series 2008 I (A1/A+)(b)
6,000,000	6.500	01/01/2025	6,421,939
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,280,000	1.500	08/15/2024	3,207,804
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(f)
750,000	1.875	01/01/2026	679,401
550,000	2.000	01/01/2027	482,385
575,000	2.125	01/01/2028	488,574
800,000	2.250	01/01/2029	659,760
850,000	2.500	01/01/2030	688,501
800,000	2.625	01/01/2031	634,951
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(f)
3,470,000	3.625	01/01/2035	2,785,311
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(f)
3,690,000	6.000	01/01/2025	3,463,425
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(f)
13,100,000	4.100	01/01/2028	10,653,422
Round Rock Independent School District GO Refunding Bonds Series 2019 A (PSF-GTD) (Aaa/NR)
3,000,000	4.000	08/01/2032	3,197,834
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)
234,000	4.875	09/15/2027	231,760
284,000	5.250	09/15/2032	280,793
590,000	5.875	09/15/2042	581,148

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(f)
$125,000	3.250%	09/15/2024	$ 121,342
355,000	3.625	09/15/2029	327,209
1,250,000	4.125	09/15/2039	1,100,391
Southwest Houston Redevelopment Authority RB for City of Houston TX Reinvestment Zone No. 20 Series 2020 (AGM) (NR/AA)
285,000	5.000	09/01/2027	305,109
335,000	5.000	09/01/2029	365,198
395,000	4.000	09/01/2032	415,892
395,000	4.000	09/01/2034	406,933
615,000	4.000	09/01/2036	622,543
1,040,000	2.625	09/01/2038	803,316
1,230,000	2.750	09/01/2039	952,321
1,200,000	2.750	09/01/2040	907,556
State of Texas College Student Loan GO Unlimited Bonds Series 2019 (AMT) (Aaa/AAA)
5,905,000	5.000	08/01/2026	6,299,590
4,590,000	5.000	08/01/2027	4,971,469
5,010,000	5.000	08/01/2028	5,497,977
6,835,000	5.000	08/01/2029	7,548,695
Tarrant County Cultural Education Facilities Finance Corp. RB for Christus Health Series 2018B (A1/A+)
8,770,000	5.000	07/01/2035	9,318,037
Tarrant County Cultural Education Facilities Finance Corporation Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000	5.000	07/01/2036	5,165,497
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e)
	(3M USD LIBOR + 0.70%)
3,570,000	3.895	12/15/2026	3,530,765
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A2/A-)
3,085,000	6.250	12/15/2026	3,247,507
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(e)
	(SIFMA Municipal Swap Index Yield + 0.55%)
2,205,000	3.680	09/15/2027	2,137,277
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
2,835,000	5.000	12/15/2025	2,908,004
Texas Municipal Gas Acquisition & Supply Corp. III RB Refunding Series 2021 (A3/BBB+)
18,035,000	5.000	12/15/2032	18,684,579
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(e)
	(3M USD LIBOR + 0.69%)
65,740,000	3.838	09/15/2027	64,446,907

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas Private Activity Bonds Surface Transportation Corp. RB Refunding for NTE Mobility Partners LLC Series 2019 A (Baa2/NR)
$5,000,000	5.000%	12/31/2030	$ 5,290,001
10,000,000	5.000	12/31/2031	10,555,473
7,040,000	5.000	12/31/2032	7,414,229
7,030,000	5.000	12/31/2036	7,246,189
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
17,055,000	5.000	06/30/2058	16,266,493
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (Baa1/A-)
1,495,000	5.000	08/15/2042	1,467,278
Texas Transportation Commission Central Texas Turnpike System RB Second Tier Revenue Refunding Bonds Series 2015-C (A-/Baa1)
1,525,000	5.000	08/15/2028	1,560,423
The Lakes Fresh Water Supply District of Denton County UT Road Bonds Series 2022 (AGM) (Baa2/AA)
3,230,000	3.000	09/01/2047	2,307,092
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(f)
400,000	4.375	09/15/2027	388,401
445,000	4.750	09/15/2032	425,294
1,200,000	5.250	09/15/2042	1,122,999
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(f)
139,000	3.250	09/01/2027	127,538
205,000	3.500	09/01/2032	172,532
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)(f)
424,000	6.000	09/01/2027	429,280
712,000	6.125	09/01/2032	730,948
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(f)
831,000	4.000	09/01/2047	667,612
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases 2-3 Project Series 2018 (NR/NR)(f)
50,000	4.750	09/01/2023	50,113
360,000	5.250	09/01/2028	368,136
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(f)
265,000	4.500	09/01/2027	264,438
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(f)
868,000	5.375	09/01/2042	848,369
University Houston Consolidated RB Refunding Series 2017 C (Aa2/AA)
8,500,000	3.250	02/15/2041	7,114,008
University of Texas System Revenue Financing System RB Refunding Series 2017 C (Aaa/AAA)
1,500,000	5.000	08/15/2026	1,626,401

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
$655,000	5.000%	09/01/2031	$ 692,396
320,000	4.000	09/01/2033	305,178
950,000	3.000	09/01/2034	811,755
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
194,000	2.375	12/01/2025	178,618
308,000	2.875	12/01/2030	257,063
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2018 (NR/NR)
90,000	4.000	12/01/2023	89,682
520,000	4.250	12/01/2029	505,941
1,159,000	4.625	12/01/2035	1,104,583
1,604,000	5.000	12/01/2045	1,510,121
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
740,000	5.375	08/15/2042	754,026
1,000,000	5.625	08/15/2052	1,020,442
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
325,000	3.000	08/15/2034	281,781
345,000	3.000	08/15/2036	284,556
745,000	3.000	08/15/2039	578,723

			653,575,077

Utah – 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(f)
1,675,000	3.250	03/01/2031	1,463,944
1,875,000	3.500	03/01/2036	1,536,726
1,900,000	3.750	03/01/2041	1,481,257
Jordan School District GO School Building Bonds Series 2019 B (SCH BD GTY) (Aaa/NR)
2,750,000	5.000	06/15/2027	3,024,359
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(f)
3,875,000	5.250	02/01/2040	3,300,924
Salt Lake City Corporation Airport RB Series 2018 A (AMT) (A2/A)
3,110,000	5.000	07/01/2037	3,219,875
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
7,350,000	5.250	07/01/2048	7,521,402
Salt Lake City International Airport RB Series 2018A (A2/A)
10,525,000	5.000	07/01/2036	10,946,927
5,000,000	5.000	07/01/2038	5,162,402
Salt Lake City International Airport RB Series 2021A (A2/A)
2,000,000	5.000	07/01/2046	2,041,636
1,000,000	4.000	07/01/2051	858,798
Salt Lake City Public Utilities RB Series 2022 (Aa1/AAA)
9,000,000	5.000	02/01/2052	9,683,114

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City RB for International Airport Series 2018 A (AMT) (A2/A)
$5,000,000	5.000%	07/01/2029	$ 5,315,270
5,500,000	5.000	07/01/2030	5,844,909
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(f)
1,610,000	5.625	06/15/2042	1,549,219
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(f)
500,000	4.000	07/15/2037	405,184
3,485,000	4.250	07/15/2050	2,585,584
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022B (NR\BB)(f)
125,000	5.750	07/15/2026	121,339
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(f)
890,000	4.000	06/15/2041	668,529
Utah Charter School Finance Authority RB Refunding for Summit Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000	5.000	04/15/2039	727,218
625,000	5.000	04/15/2044	640,949
1,150,000	5.000	04/15/2049	1,171,832
Utah Transit Authority Sales Tax RB Refunding Subordinate Series 2015 A (Aa2/AA)(b)
3,065,000	4.000	06/15/2025	3,169,564

			72,440,961

Vermont – 0.1%
University of Vermont State Agricultural College GO Bonds Series 2017 (A+/Aa3)
1,290,000	5.000	10/01/2043	1,354,347
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
745,000	5.000	05/01/2025	746,081
585,000	5.000	05/01/2026	584,604
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(f)
2,175,000	5.000	06/01/2027	2,161,331

			4,846,363

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(f)
4,700,000	5.000	10/01/2039	3,927,894
Virgin Islands Public Finance Authority RB Series 2014 A (AGM-CR) (A2/AA)(f)
5,000,000	5.000	10/01/2034	5,073,027

			9,000,921

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – 1.5%
Fairfax County Economic Development Authority Residential Care Facilities Mortgage RB Refunding for Goodwin House Incorporated Series 2016 A (NR/NR)(b)
$1,250,000	4.000%	10/01/2024	$ 1,293,570
Fairfax County Public Improvement Bonds Series 2022A (ST AID WITHHLDG) (Aaa/AAA)
2,500,000	4.000	10/01/2025	2,590,065
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
3,000,000	5.000	01/01/2040	2,905,210
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2\BBB+) (PUTABLE)(a)(b)(d)
4,375,000	1.650	05/31/2024	4,200,882
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
305,000	5.000	04/01/2026	316,786
305,000	5.000	04/01/2027	319,468
350,000	5.000	04/01/2028	369,203
405,000	5.000	04/01/2029	429,726
305,000	5.000	04/01/2030	324,877
650,000	5.000	04/01/2031	690,089
265,000	5.000	04/01/2032	279,994
570,000	5.000	04/01/2033	599,618
345,000	5.000	04/01/2034	361,400
775,000	5.000	04/01/2035	806,177
375,000	5.000	04/01/2036	387,698
905,000	5.000	04/01/2037	929,185
410,000	4.000	04/01/2039	371,713
265,000	4.000	04/01/2040	237,276
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
8,860,000	6.706	06/01/2046	7,981,450
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(g)
122,865,000	0.000	06/01/2047	29,359,784
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(g)
13,500,000	0.000	06/01/2047	3,121,702
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(d)
1,000,000	1.900	06/01/2023	988,801
University of Virginia Rector & Visitors General Revenue Pledge Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000	5.000	04/01/2045	21,538,314
Virginia College Building Authority Educational Facilities RB for Regent University Project Series 2021 (NR/BBB)
250,000	5.000	06/01/2024	252,801
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
275,000	5.000	06/01/2028	284,406
325,000	5.000	06/01/2029	336,890
300,000	5.000	06/01/2030	311,529

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-) – (continued)
$275,000	5.000%	06/01/2031	$ 285,779
850,000	4.000	06/01/2036	771,578
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,445,000	1.400	12/01/2023	2,404,569
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
5,000,000	3.100	12/01/2045	3,903,149
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (AA+/Aa1)(b)
5,000,000	5.000	07/01/2025	5,235,102
Virginia Port Authority Port Facilities RB Refunding Series 2015 A (AMT) (WR/A)(b)
2,750,000	5.000	07/01/2025	2,889,440
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
7,530,000	5.000	12/31/2049	7,158,904
2,835,000	5.000	12/31/2056	2,638,536
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1\NR)
1,875,000	5.000	12/31/2047	1,886,110
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
5,700,000	4.000	01/01/2048	4,747,633
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(f)
300,000	5.000	07/01/2038	283,000
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(d)
3,200,000	1.900	06/01/2023	3,164,163

			116,956,577

Washington – 2.1%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
2,525,000	4.000	09/01/2036	2,609,208
2,590,000	4.000	09/01/2037	2,647,998
City of Seattle Limited Tax GO Improvement & Refunding Bonds Series 2015 A (Aaa/AAA)
5,000,000	5.000	06/01/2026	5,281,560
City of Seattle RB for Municipal Light & Power Improvement Series 2018 A (Aa2/AA)
3,340,000	4.000	01/01/2033	3,468,457
6,715,000	4.000	01/01/2034	6,944,430
11,655,000	4.000	01/01/2043	11,348,412
City of Seattle RB Refunding for Drainage & Wastewater Series 2014 (Aa1/AA+)
13,715,000	4.000	05/01/2044	13,449,147
City of Seattle RB Refunding for Drainage & Wastewater Series 2017 (Aa1/AA+)
6,555,000	4.000	07/01/2035	6,708,453

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Energy Northwest Columbia Generating Station Electric Revenue Refunding Bonds Series 2021-A (Aa2/AA-)
$8,830,000	4.000%	07/01/2042	$ 8,473,571
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
7,710,000	5.000	04/01/2030	7,708,811
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000	5.000	05/01/2042	4,835,977
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000	5.000	04/01/2039	7,266,817
Port of Seattle Intermediate Lien RB Series 2019 (AMT) (A1/A+)
2,500,000	5.000	04/01/2038	2,604,608
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1\A+)
10,000,000	4.000	08/01/2041	9,091,338
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2022B (AMT) (A1/AA-)
3,000,000	5.500	08/01/2047	3,201,313
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C (AMT) (A1/A+)
9,000,000	5.000	08/01/2039	9,450,136
State of Washington GO Bonds Various Purpose Series 2014 D (Aaa/AA+)
15,055,000	5.000	02/01/2026	15,415,076
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
4,085,000	5.000	07/01/2025	4,220,488
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
1,200,000	5.000	08/01/2036	1,250,998
2,000,000	5.000	08/01/2037	2,075,739
2,000,000	5.000	08/01/2038	2,067,914
Washington Health Care Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
1,665,000	5.000	08/01/2035	1,744,458
3,820,000	5.000	08/01/2036	3,982,344
Washington Health Care Facilities Authority RB Refunding for Providence St. Joseph Health Obligated Group Series 2021 B (Aa3/AA-)(a)(b)
2,000,000	4.000	10/01/2030	2,052,461
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
8,500,000	5.000	08/01/2024	8,618,288
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,000,000	4.000	05/01/2045	918,346
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
320,000	5.000	07/01/2029	338,710
6,825,000	5.000	07/01/2048	6,856,733

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(f)
$745,000	5.000%	01/01/2034	$ 666,281
1,400,000	5.000	01/01/2039	1,190,595
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds Series 2015 C (AMBAC) (Aaa/AA+)(g)
6,855,000	0.000	06/01/2028	5,796,942

			162,285,609

West Virginia – 0.5%
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
770,000	3.000	03/01/2035	652,587
2,165,000	3.000	03/01/2037	1,742,405
1,635,000	3.250	03/01/2041	1,267,787
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
8,740,000	5.000	06/01/2035	9,495,511
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
1,575,000	5.000	07/01/2025	1,570,986
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(d)
9,150,000	3.000	06/18/2027	8,680,342
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
770,000	5.000	01/01/2033	803,689
910,000	5.000	01/01/2034	949,643
1,095,000	5.000	01/01/2035	1,135,819
2,330,000	5.000	01/01/2036	2,400,667
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
2,325,000	5.000	09/01/2029	2,501,650
2,645,000	5.000	09/01/2030	2,820,825
2,100,000	5.000	09/01/2031	2,232,224
1,700,000	5.000	09/01/2032	1,803,078

			38,057,213

Wisconsin – 1.4%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(f)
800,000	5.875	06/01/2052	767,057
Public Finance Authority Charter School RB Series 2021A (NR/NR)(f)
165,000	4.250	06/15/2031	141,152
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(f)
1,060,000	5.375	06/15/2042	1,007,838
Public Finance Authority Education RB Series 2022 (NR\NR)(f)
900,000	5.000	01/01/2042	811,061

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
$1,000,000	4.300%	11/01/2030	$ 959,446
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
265,000	5.000	07/01/2035	279,577
310,000	5.000	07/01/2036	324,641
265,000	5.000	07/01/2037	275,409
310,000	5.000	07/01/2038	320,538
310,000	5.000	07/01/2039	319,340
285,000	5.000	07/01/2040	292,251
310,000	5.000	07/01/2041	317,553
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
220,000	4.000	07/01/2026	225,455
220,000	4.000	07/01/2027	226,386
220,000	4.000	07/01/2028	227,629
220,000	4.000	07/01/2029	225,785
265,000	4.000	07/01/2030	271,879
355,000	4.000	07/01/2031	362,034
420,000	4.000	07/01/2032	427,506
175,000	4.000	07/01/2033	177,293
130,000	4.000	07/01/2034	131,154
155,000	4.000	07/01/2035	155,128
220,000	4.000	07/01/2036	218,289
220,000	4.000	07/01/2037	213,598
265,000	4.000	07/01/2038	255,232
265,000	4.000	07/01/2039	248,545
265,000	4.000	07/01/2040	243,744
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(f)
1,760,000	5.000	12/01/2035	1,679,335
1,950,000	5.000	12/01/2045	1,745,481
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
875,000	4.000	07/01/2041	737,224
1,000,000	4.000	07/01/2051	780,908
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(f)
470,000	4.000	06/15/2030	436,629
815,000	5.000	06/15/2040	752,427
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(f)
1,650,000	4.000	03/01/2030	1,495,043
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(f)
24,345	5.500	12/01/2048	7,547
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(f)
51,733	7.250	12/01/2048	16,037

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(f)
$6,950,000	5.625%	06/01/2050	$ 5,413,462
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(f)
7,575,000	6.500	06/01/2045	5,766,705
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
500,000	5.200	12/01/2037	517,881
Public Finance Authority RB for Providence St. Joseph Health Obligated Group Series 2021 (Aa3/AA-)(a)(b)
4,400,000	4.000	10/01/2030	4,524,408
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(f)
2,470,000	6.000	07/01/2031	2,116,622
Public Finance Authority RB for Roseman University of Health Sciences Series 2020 (NR/BB)(f)
325,000	3.000	04/01/2025	311,959
500,000	5.000	04/01/2030	503,694
Public Finance Authority RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(f)
1,180,000	4.500	01/01/2035	1,055,347
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
635,000	5.000	01/01/2028	680,904
750,000	5.000	01/01/2029	810,505
1,000,000	5.000	01/01/2030	1,085,607
1,400,000	5.000	01/01/2032	1,506,860
950,000	5.000	01/01/2033	1,016,576
900,000	5.000	01/01/2036	947,785
500,000	5.000	01/01/2037	520,898
1,400,000	5.000	01/01/2039	1,446,161
500,000	5.000	01/01/2040	514,985
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(f)
370,000	5.000	06/01/2029	365,794
710,000	5.000	06/01/2039	649,654
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,000,000	4.000	01/01/2030	951,812
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(f)
505,000	4.000	09/01/2029	444,097
770,000	5.000	09/01/2039	647,236
Public Finance Authority RB Refunding for Renown Regional Medical Center Series 2020 B (AGM) (NR/AA)
5,000,000	3.090	06/01/2050	3,198,983
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(f)
5,900,000	4.500	07/01/2048	4,629,670

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(f)
$2,770,000	6.125%	10/01/2049	$ 2,463,961
Public Finance Authority RB Refunding for Waste Management, Inc. Project Series 2016 A-2 (AMT) (NR/A-/A-2)
2,000,000	2.875	05/01/2027	1,856,339
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
3,000,000	5.000	11/15/2041	2,949,469
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
425,000	5.000	11/15/2044	407,519
570,000	5.000	11/15/2049	536,293
Public Finance Authority Senior Airport Facilities RB Refunding for Transportation Infrastructure Properties LLC Obligated Group Series 2012 B (AMT) (NR/BBB+)
6,000,000	5.250	07/01/2028	6,001,592
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000	4.000	01/01/2052	6,944,155
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(f)
630,000	4.000	07/01/2041	511,053
2,725,000	4.000	07/01/2051	2,008,872
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(g)
9,170,000	0.000	12/15/2027	6,679,457
Wisconsin Health & Educational Facilities Authority RB for Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000	4.000	03/15/2030	343,648
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000	3.000	02/01/2042	890,822
390,000	4.000	02/01/2045	346,372
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
520,000	3.000	12/01/2031	445,615
775,000	4.000	12/01/2041	590,936
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2021B (NR/BBB-)
475,000	4.000	09/15/2036	417,913
460,000	4.000	09/15/2041	387,632
425,000	4.000	09/15/2045	342,420
Wisconsin Health & Educational Facilities Authority Refunding RB Series 2022 (NR/BBB-)
700,000	4.000	09/15/2036	606,560
680,000	4.000	09/15/2041	562,443
575,000	4.000	09/15/2045	453,832

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.18%)
$2,775,000	3.310%	07/01/2026	$ 2,682,456
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000	3.280	12/02/2024	5,470,999
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
3,800,000	5.000	02/01/2042	3,659,254
Wisconsin State Health & Educational Facilities Authority RB for Saint John’s Communities, Inc. Project Series 2018 A (NR/NR)(b)
250,000	4.000	09/15/2023	251,660
365,000	4.000	09/15/2023	367,424

			104,882,452

Wyoming – 0.2%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
18,675,000	3.625	07/15/2039	16,311,884

TOTAL MUNICIPAL BONDS (Cost $7,921,680,641)			$7,454,558,908

Corporate Bonds – 0.6%
Healthcare – Services – 0.1%
Prime Healthcare Foundation Inc Series (NR/NR)
$4,975,000	7.000%	12/01/27	$ 4,877,184
Toldeo Hospital RB Series 2022 B (Ba2/BB)
1,895,000	5.325	11/15/28	1,472,062
Tower Health Series (BB-/NR)
6,130,000	4.451	02/01/50	2,945,827

			9,295,073

Leisure Time – 0.1%
YMCA of Greater New York Series (BBB/Baa2)
4,300,000	2.303	08/01/26	3,833,658

Real Estate – 0.4%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
3,008,876	9.750	12/01/39	2,809,087
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(f)(j)
1,745,923	9.750	12/01/39	1,629,993
Benloch Ranch Improvement Association No. 2 (NR/NR)(f)(j)
14,700,000	10.000	12/01/51	13,277,922
Brixton Park Improvement Association No. 1 Series (NR/NR)(f)(j)
16,042,697	6.875	12/01/51	13,549,020

			31,266,022

TOTAL CORPORATE BONDS (Cost $50,039,934)			$ 44,394,753

TOTAL INVESTMENTS – 98.3% (Cost $7,971,720,575)			$7,498,953,661

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			127,655,147

NET ASSETS – 100.0%			$7,626,608,808

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non—income producing.

(a)	Variable Rate Demand Instruments — rate shown is that which is in effect on December 31, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre—refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2022.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	— Community Facilities District
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GARB	— General Airport Revenue Bond
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MTA	— Metropolitan Transportation Authority
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
RB	— Revenue Bond
RMKT	— Remarketed
SCH BD GTY	— School Bond Guaranty
SCH BD RES FED	— School Board Reserve Fund
SCSDE	— South Carolina State Department of Education
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
TCRS	— Transferable Custody Receipts
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(1,556)	03/22/23	$(186,071,221)	$2,633,409
U.S. Treasury Ultra Bond	(838)	03/22/23	(114,288,824)	2,389,636

Total Futures Contracts				$5,023,045

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.171%	JPMorgan Chase Bank NA	03/20/2023	USD	1,000	$2,047	$(1,060)	$3,107
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.171	Bank of America NA	03/20/2023		1,000	2,047	(1,060)	3,107

TOTAL							$4,094	$(2,120)	$6,214

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.7%
Alabama – 2.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
$1,275,000	4.000%	12/01/2025	$ 1,260,948
Black Belt Energy Gas District Gas Project RB Series 2022C-1 (NR/NR)(a)(b)
5,000,000	5.250	06/01/2029	5,212,104
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 A (NR/NR)(b)(c)
5,720,000	6.000	07/01/2025	6,145,531
Central Etowah County Solid Waste Disposal Authority RB for Evergreen Environmental Partners LLC Series 2020 B (NR/NR)(b)(c)
2,880,000	8.000	07/01/2025	3,047,832
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
19,250,000	5.750	10/01/2049	19,854,687
Jefferson County Senior Lien Sewer RB Warrants Series 2013 C (AGM) (A2/AA) (d)
5,750,000	0.000	10/01/2038	5,898,338
6,000,000	0.000	10/01/2042	6,144,385
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
8,300,000	6.000	10/01/2042	8,849,341
19,850,000	7.000	10/01/2051	21,275,702
69,020,000	6.500	10/01/2053	73,713,326
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
1,085,000	4.500	11/01/2042	848,036
1,000,000	4.750	11/01/2049	761,577
Sumter County IDA Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(a)(b)
12,400,000	6.000	07/15/2032	11,258,894

			164,270,701

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 C (Ba3/NR)(c)
1,700,000	3.720	09/01/2027	1,516,411

Arizona – 1.9%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
	(3M USD LIBOR + 0.81%)
43,640,000	3.995	01/01/2037	40,535,341
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(c)
17,000,000	6.500	11/01/2053	15,929,185
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
665,000	4.000	07/01/2047	592,886
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,500,000	4.000	11/01/2049	1,282,302

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
$1,000,000	5.000%	01/01/2043	$ 666,452
5,250,000	4.500	01/01/2049	3,028,893
3,300,000	5.000	01/01/2054	2,031,692
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
275,000	5.000	01/01/2037	177,172
200,000	5.000	01/01/2038	126,526
650,000	5.000	01/01/2043	382,811
3,450,000	5.000	01/01/2049	1,960,347
1,100,000	5.125	01/01/2054	603,455
Arizona Industrial Development Authority RB for Provident Group - EMU Properties LLC Series 2018 (Baa3/NR)
1,000,000	5.000	05/01/2038	742,681
2,780,000	5.000	05/01/2043	1,953,378
3,450,000	5.000	05/01/2048	2,325,353
2,000,000	5.000	05/01/2051	1,320,566
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(c)
925,000	4.000	12/15/2041	749,767
2,115,000	4.000	12/15/2051	1,569,758
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(c)
470,000	4.000	07/15/2051	343,853
445,000	4.000	07/15/2056	316,110
Arizona Industrial Development Authority RB Refunding for Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)(c)
10,845,000	5.000	07/15/2053	9,810,265
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 A (A1/A)
1,625,000	3.000	07/01/2049	1,195,236
City of Phoenix Civic Improvement Corporation RB for Junior Lien Airport Series 2019 B (AMT) (A1/A)
2,710,000	3.250	07/01/2049	2,024,020
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(c)
2,500,000	4.000	07/01/2056	1,748,976
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(c)
3,400,000	5.000	07/01/2044	3,381,504
County of Maricopa IDA Exempt Facilities RB for Commercial Metals Company Project Series 2022 (Ba2\BB+)(c)
6,400,000	4.000	10/15/2047	5,175,892
County of Pima IDA Senior Living RB for La Posada at Pusch Ridge Project Series 2022A (NR/NR)(c)
4,500,000	6.875	11/15/2052	4,588,187
2,750,000	7.000	11/15/2057	2,802,584
Equitable School Revolving Fund National Charter School Revolving Loan Fund RB (A/NR)
4,325,000	4.000	11/01/2051	3,657,916

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
$625,000	3.500%	07/01/2029	$ 557,248
595,000	4.100	07/01/2034	527,062
1,854,000	4.750	07/01/2043	1,569,961
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
6,600,000	5.000	05/15/2056	5,627,479
La Paz County Industrial Development Authority RB for American Fiber Optics LLC Series 2018 A (NR/NR)*(c)
3,100,000	6.000	08/01/2028	1,860,000
16,130,000	6.250	08/01/2040	9,678,000
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
580,000	4.000	02/15/2051	456,376
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2020 A (NR/BB)(c)
700,000	5.000	07/01/2050	619,997
1,340,000	5.000	07/01/2054	1,158,109
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(c)
1,885,000	5.250	10/01/2040	1,840,213
1,885,000	5.500	10/01/2051	1,844,865
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
1,500,000	5.000	07/01/2049	1,537,847
1,650,000	5.000	07/01/2054	1,685,349
Maricopa County Pollution Control Corp Pollution Control Revenue Refunding Bonds Series A (A-/BBB+)
4,700,000	2.400	06/01/2035	3,567,742
Pima County IDA RB Refunding for Career Success Schools, Inc. Series 2020 (NR/NR)(c)
250,000	5.500	05/01/2040	230,305
950,000	5.750	05/01/2050	868,393
Pima County IDA RB Refunding for Tucson Electric Power Co. Project Series 2013 A (A3/A-)
3,390,000	4.000	09/01/2029	3,390,513
Tempe Industrial Development Authority RB for Tempe Life Care Village Obligated Group Series 2019 (NR/NR)
1,520,000	5.000	12/01/2050	1,261,805
1,900,000	5.000	12/01/2054	1,553,119
The Industrial Development Authority of the City of Phoenix RB Refunding for Downtown Phoenix Student Housing LLC Series 2018 (Baa3/NR)
850,000	5.000	07/01/2037	854,452
1,000,000	5.000	07/01/2042	980,474

			152,692,417

Arkansas – 0.2%
Arkansas Development Finance Authority Environmental Improvement RB Series 2022 (AMT) (NR/BB-)(c)
2,750,000	5.450	09/01/2052	2,659,566

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arkansas – (continued)
Arkansas Development Finance Authority RB for Baptist Health Obligated Group Series 2019 (NR/A)
$5,370,000	3.200%	12/01/2049	$ 3,891,397
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000	4.250	07/01/2041	1,144,308
775,000	3.500	07/01/2046	505,874
500,000	4.000	07/01/2052	391,511
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
5,090,000	3.500	07/01/2038	5,005,919

			13,598,575

California – 9.8%
ABC Unified School District GO Bonds Series 2001 C (NATL) (Aa2/AA-)(f)
1,600,000	0.000	08/01/2026	1,440,273
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (A3/A-)(d)
1,850,000	0.000	10/01/2047	885,271
1,850,000	0.000	10/01/2048	883,230
2,300,000	0.000	10/01/2049	1,096,224
1,375,000	0.000	10/01/2050	653,327
Alameda Corridor Transportation Authority Convertible Capital Appreciation Bonds Series 2022A (AGM) (A3/A-)(d)
3,225,000	0.000	10/01/2051	1,540,773
Alhambra California Unified School District Election of 2008 GO Bonds Capital Appreciation for Elementary Schools Improvement District Series 2011 B (AGM) (Aa2/AA) (f)
4,995,000	0.000	08/01/2037	2,811,881
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA) (f)
1,850,000	0.000	08/01/2036	1,004,652
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (AGM) (A2/AA) (f)
1,055,000	0.000	08/01/2025	976,129
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
2,755,000	5.250	05/01/2048	2,675,899
2,850,000	5.250	05/01/2053	2,741,158
California Community College Financing Authority Student Housing RB for Napa Valley College Project Series 2022A (NR/NR)(c)
5,775,000	5.750	07/01/2060	5,422,126
California Community Housing Agency Aster Apartments RB Series 2021 A-1 (NR/NR)(c)
2,875,000	4.000	02/01/2056	2,372,047
California Community Housing Agency Essential Housing Junior RB Series 2021A-2 (NR/NR)(c)
2,300,000	4.000	08/01/2050	1,566,014
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(c)
6,450,000	4.000	02/01/2056	5,321,635

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-2 (NR/NR) (f)
$12,620,000	0.000%	06/01/2055	$ 2,475,246
California County Tobacco Securitization Agency RB Refunding for Merced County Tobacco Funding Corp. Series 2020 B (NR/NR)
1,350,000	5.000	06/01/2050	1,332,086
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
730,000	5.000	06/01/2049	732,331
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR) (f)
7,375,000	0.000	06/01/2055	1,446,509
California County Tobacco Securitization Agency RB Refunding Series 2020 A (NR/BBB+)
875,000	4.000	06/01/2049	747,462
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
485,000	5.000	06/01/2049	486,467
California County Tobacco Securitization Agency RB Refunding Series 2020 B-2 (NR/NR)(f)
102,910,000	0.000	06/01/2055	18,945,484
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR) (f)
145,220,000	0.000	06/01/2055	15,719,557
California Enterprise Development Authority RB Refunding for Rocklin Academy Obligated Group Series 2021 A (NR/BB+)(c)
595,000	4.000	06/01/2061	412,476
California Health Facilities Financing Authority RB for El Camino Hospital Series 2017 (A1/AA)
1,500,000	5.000	02/01/2042	1,529,778
California Infrastructure & Economic Development Bank RB for WFCS Holdings LLC Series 2020 A-1 (NR/NR)(c)
900,000	5.000	01/01/2055	669,506
California Municipal Finance Authority Charter School Leave Revenue Refunding Bonds Series 2022 (BB+/NR)
750,000	5.000	07/01/2052	669,578
3,725,000	5.000	07/01/2062	3,208,913
California Municipal Finance Authority Community Facilities District Special Tax Bonds for City of Chula Vista Series 2022 (NR/NR)
2,750,000	5.000	09/01/2052	2,714,525
5,250,000	5.000	09/01/2057	5,161,112
California Municipal Finance Authority RB for CHF-Riverside II LLC UCR North District Phase 1 Student Housing Project Series 2019 (Baa3/NR)
1,400,000	5.000	05/15/2049	1,358,023
950,000	5.000	05/15/2052	914,578
California Municipal Finance Authority RB for Community Medical Centers Series 2017 A (A3/A-)
5,600,000	5.000	02/01/2042	5,753,161
13,875,000	5.000	02/01/2047	14,221,467
California Municipal Finance Authority RB for P3 Claremont Holdings LLC Series 2020 A (NR/NR)(c)
1,135,000	5.000	07/01/2052	987,341

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
$1,510,000	4.000%	07/01/2051	$ 1,238,859
1,035,000	4.000	07/01/2055	824,256
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
250,000	5.000	10/01/2034	258,565
250,000	5.000	10/01/2036	256,067
300,000	5.000	10/01/2037	306,105
300,000	5.000	10/01/2038	305,231
California Municipal Finance Authority RB Refunding for Claremont Graduate University Series 2020 B (NR/NR)(c)
1,090,000	5.000	10/01/2049	964,074
1,740,000	5.000	10/01/2054	1,514,103
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
7,395,000	5.000	12/31/2043	7,441,486
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
7,300,000	4.000	07/15/2029	7,107,430
California Pollution Control Financing Authority Solid Waste Disposal RB for Rialto Bioenergy Facility LLC Project Series 2019 (AMT) (NR/NR)(c)
5,765,000	6.750	12/01/2028	4,113,364
45,930,000	7.500	12/01/2040	30,017,868
California Pollution Control Financing Authority Water Furnishing RB Refunding for San Diego County Water Desalination Project Series 2019 (Baa3/NR)(c)
15,850,000	5.000	11/21/2045	14,962,280
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(c)
1,540,000	5.000	06/15/2050	1,364,068
1,030,000	5.000	06/15/2055	897,993
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(c)
4,605,000	6.375	04/01/2062	4,535,907
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(c)
2,055,000	5.000	10/01/2052	2,022,243
3,250,000	5.000	10/01/2061	3,139,619
California School Finance Authority Charter School RB for Hawking Steam Charter School Project Series 2022 (NR/BB+)(c)
1,055,000	5.250	07/01/2052	976,276
745,000	5.375	07/01/2056	689,177
1,525,000	5.500	07/01/2062	1,408,065
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(c)
1,800,000	6.500	06/01/2062	1,825,225
California School Finance Authority Charter School RB for River Springs Charter School Series 2022A (NR/BB)(c)
1,330,000	5.000	07/01/2052	1,160,293
4,190,000	5.000	07/01/2061	3,552,438

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for Valley International Prepatory High School Project Series 2022A (NR\NR)(c)
$1,230,000	5.250%	03/01/2062	$ 939,906
California School Finance Authority RB for Classical Academy Obligated Group Series 2020 A (NR/BBB-)(c)
3,300,000	5.000	10/01/2050	3,265,094
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(c)
1,450,000	4.000	10/01/2046	1,214,239
California School Finance Authority RB for Fenton Charter Public Schools Series 2020 A (NR/BB+)(c)
1,300,000	5.000	07/01/2050	1,182,763
1,000,000	5.000	07/01/2058	886,988
California School Finance Authority RB for iLEAD Lancaster Series 2021 A (ST INTERCEPT) (ST INTERCEPT) (NR/NR)(c)
600,000	5.000	06/01/2051	534,280
1,220,000	5.000	06/01/2061	1,045,634
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(c)
820,000	5.000	07/01/2045	746,774
1,240,000	5.000	07/01/2055	1,085,875
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(c)
600,000	4.000	06/01/2041	490,567
700,000	4.000	06/01/2051	523,187
1,220,000	4.000	06/01/2061	864,962
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 A (NR/BB+)(c)
2,420,000	5.000	07/01/2059	2,140,883
California School Finance Authority RB for VSF School Facilities No. 1 LLC Series 2020 B (NR/BB+)(c)
975,000	4.000	07/01/2045	769,484
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(c)
4,600,000	5.000	12/01/2041	4,462,064
10,030,000	5.250	12/01/2056	9,928,711
California Statewide Communities Development Authority Community Facilities District No. 2007-01 Special Tax Refunding for Orinda Wilder Project Series 2015 (NR/NR)
750,000	5.000	09/01/2030	775,058
800,000	5.000	09/01/2037	816,473
California Statewide Communities Development Authority Community Facilities District No. 2018-02 Special Tax for Improvement Area No. 1 Series 2020 (NR/NR)(c)
2,880,000	7.250	09/01/2050	2,763,505
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000	4.000	09/01/2051	2,724,160
California Statewide Communities Development Authority Community Facilities District Special Tax Bonds Series 2022 (NR/NR)
4,500,000	5.000	09/01/2052	4,448,749

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2018 B (NR/NR)
$1,495,000	5.000%	09/02/2038	$ 1,552,406
575,000	5.000	09/02/2043	587,810
1,785,000	5.000	09/02/2048	1,811,917
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 A (NR/NR)
1,345,000	5.000	09/02/2039	1,397,685
895,000	5.000	09/02/2044	915,936
945,000	5.000	09/02/2048	959,790
California Statewide Communities Development Authority Infrastructure Program Special Assessment Bonds Series 2019 B (NR/NR)
950,000	5.000	09/02/2039	987,212
1,080,000	5.000	09/02/2044	1,105,264
1,570,000	5.000	09/02/2049	1,593,280
California Statewide Communities Development Authority RB for Lancer Educational Housing LLC Project Series 2019 A (NR/NR)(c)
375,000	5.000	06/01/2034	366,383
475,000	5.000	06/01/2039	451,492
1,340,000	5.000	06/01/2051	1,201,781
California Statewide Communities Development Authority RB for Lancer Plaza Project Series 2013 (NR/NR)
1,875,000	5.875	11/01/2043	1,880,427
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Obligated Group Series 2018 A (NR/BB-)(c)
9,000,000	5.500	12/01/2058	9,060,411
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2014A (NR/BB)
2,700,000	5.250	12/01/2044	2,700,960
California Statewide Communities Development Authority RB for Marin General Hospital Obligated Group Series 2018 A (NR/BBB+)
500,000	5.000	08/01/2038	513,289
3,000,000	4.000	08/01/2045	2,577,466
California Statewide Communities Development Authority RB for NCCD-Hooper Street LLC Project Series 2019 (NR/B)(c)
2,350,000	5.250	07/01/2039	2,141,808
3,125,000	5.250	07/01/2049	2,690,537
1,450,000	5.250	07/01/2052	1,233,465
California Statewide Communities Development Authority RB Refunding for California Baptist University Series 2017 A (NR/NR)(c)
935,000	5.000	11/01/2032	950,555
1,875,000	5.000	11/01/2041	1,819,224
California Statewide Communities Development Authority RB Refunding for Front Porch Communities & Services Series 2017 A (NR/A-)
1,200,000	5.000	04/01/2047	1,232,449

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
$12,650,000	5.500%	12/01/2054	$ 12,707,359
California Statewide Communities Development Authority Special Assessment Bond Series 2020 (NR/NR)
1,230,000	4.000	09/02/2050	1,030,158
945,000	5.000	09/02/2050	950,858
California Statewide Communities Development Authority Special Assessment Bonds Series 2018 C (NR/NR)
2,135,000	5.000	09/02/2038	2,216,980
2,500,000	5.000	09/02/2048	2,535,218
California Statewide Communities Development Authority Special Assessment Series 2021 A (NR/NR)
1,995,000	4.000	09/02/2051	1,618,647
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
1,525,000	5.250	09/01/2052	1,517,108
California Statewide Communities Development Authority Student Housing RB for University of California Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC Series 2017 (Baa1/NR)
3,750,000	5.000	05/15/2042	3,757,052
7,825,000	5.000	05/15/2047	7,705,334
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (NR/NR)(f)
36,600,000	0.000	06/01/2046	5,273,471
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (NATL) (Baa2/NR)(f)
7,000,000	0.000	09/01/2033	4,569,106
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
190,000	3.000	09/01/2037	153,427
195,000	3.000	09/01/2038	154,643
205,000	3.000	09/01/2039	160,171
210,000	3.000	09/01/2040	159,628
715,000	3.125	09/01/2044	529,221
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2051	778,993
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(c)
1,500,000	4.000	09/01/2051	1,190,425
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
865,000	4.000	09/01/2045	754,909
City of Chino CA Community Facilities District No. 2003-3 Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
515,000	4.000	09/01/2040	468,255
1,500,000	4.000	09/01/2045	1,303,543
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
2,700,000	5.375	09/01/2052	2,767,421

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
$740,000	4.000%	09/01/2051	$ 608,647
City of Fairfield Community Facilities District No. 2019-1 for Improvement Area No. 1 Series 2020 A (NR/NR)(c)
2,850,000	5.000	09/01/2050	2,885,820
City of Fremont Community Facilities District No. 1 Special Tax for Pacific Commons Series 2015 (NR/NR)
3,000,000	5.000	09/01/2045	3,028,078
City of Oroville RB for Oroville Hospital Series 2019 (NR/B+)
1,900,000	5.250	04/01/2034	1,967,252
3,565,000	5.250	04/01/2039	3,603,224
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
530,000	3.000	09/01/2031	483,286
450,000	4.000	09/01/2041	408,431
550,000	4.000	09/01/2051	469,103
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,200,000	4.000	09/02/2037	1,130,948
City of Palo Alto Limited Obligation Refunding Improvement Bonds for University Avenue Area Off-Street Parking Assessment District Series 2012 (NR/A-)
540,000	5.000	09/02/2030	541,822
City of Roseville Special Tax for SVSP Westpark-Federico Community Facilities District No. 1 Series 2019 (NR/NR)
500,000	5.000	09/01/2044	511,692
700,000	5.000	09/01/2049	711,576
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
325,000	4.000	09/01/2035	311,509
375,000	4.000	09/01/2040	339,710
425,000	4.000	09/01/2045	368,295
950,000	4.000	09/01/2050	802,032
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
475,000	4.000	09/01/2045	421,072
City of Sacramento Greenbriar Community Facilities District No. 2018-03 Special Tax Bonds for Improvement Area No. 1 Series 2021 (NR/NR)
1,125,000	4.000	09/01/2046	927,750
City of Sacramento Natomas Meadows Community Facilities District No. 2007-01 Special Tax Bonds for Improvement Area No. 1 Series 2017 (NR/NR)(c)
280,000	5.000	09/01/2032	293,487
700,000	5.000	09/01/2037	723,690
1,745,000	5.000	09/01/2047	1,766,263
City of San Francisco Improvement Area Community Facilities District Special Tax Bonds Series 2021 (NR/NR)
925,000	4.000	09/01/2046	798,642
City of Tracy Community Facilities District No. 2016-2 ECFD Special Tax Bonds Series 2019 (NR/NR)
405,000	5.000	09/01/2044	410,296

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
CMFA Special Finance Agency Essential Housing RB Seres 2021A-1 (NR/NR)(c)
$4,465,000	3.000%	12/01/2056	$ 2,933,238
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(c)
5,500,000	3.000	08/01/2056	3,519,025
County of El Dorado CA Community Facilities District No. 2018-1 Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
1,225,000	5.000	09/01/2044	1,249,866
200,000	4.000	09/01/2045	176,790
1,420,000	5.000	09/01/2049	1,440,390
County of Los Angeles CA Community Facilities District NO 2021-01
2,775,000	5.000	09/01/2052	2,747,596
County of San Diego Community Facilities District No. 2008-01 Special Tax Series 2020 A (NR/NR)
695,000	3.000	09/01/2050	466,054
CSCDA Community Improvement Authority Essential Housing RB Series 2021A-2 (NR/NR)(c)
13,500,000	3.000	12/01/2056	8,900,516
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-1 (NR\NR)(c)
4,675,000	3.600	05/01/2047	3,665,242
CSCDA Community Improvement Authority Essential Housing Senior Lien RB Series 2021A-2 (NR/NR)(c)
900,000	3.250	04/01/2057	618,472
Denair California Unified School District GO Bonds Capital Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)(f)
1,305,000	0.000	08/01/2027	1,117,973
Dublin Community Facilities District No. 2015-1 Improvement Area No. 1 Special Tax Series 2017 (NR/NR)
2,285,000	5.000	09/01/2037	2,347,726
6,680,000	5.000	09/01/2047	6,733,602
East Garrison Public Finance Authority Special Tax for East Garrison Project Series 2019 (NR/NR)
455,000	3.125	09/01/2044	333,441
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
2,500,000	4.000	01/15/2046	2,308,431
El Rancho California Unified School District GO Bonds Capital Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)(f)
5,400,000	0.000	08/01/2032	3,737,200
Fairfield COPS Capital Appreciation for Water Financing Series 2007 A (AGC) (WR/AA)(f)
4,180,000	0.000	04/01/2029	3,364,432
Folsom Cordova Unified School District No. 4 GO for School Facilities Improvement Capital Appreciation for Election of 2006 Series 2007 A (NATL) (Aa2/AA-)(f)
3,460,000	0.000	10/01/2032	2,435,355
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding Capital Appreciation Senior Lien Series 2015 A (AGM) (A2/AA)(f)
12,000,000	0.000	01/15/2035	7,520,274

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency Toll Road RB Refunding RMKT 08/24/17 Series 2013 B Subseries B-1 (Baa2/A-)
$22,010,000	3.950%	01/15/2053	$ 19,515,776
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
22,000,000	3.850	06/01/2050	19,450,977
Golden State Tobacco Securitization Corp. Tobacco Settlement Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000	5.000	06/01/2051	5,518,603
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021B-2 (NR/NR)(f)
50,390,000	0.000	06/01/2066	5,844,404
Golden Valley Unified School District Financing Authority RB for Golden Valley Unified School District Community Facilities District No. 2017-1 Series 2021 A (NR/NR)
225,000	4.000	09/01/2046	191,758
705,000	4.000	09/01/2056	569,818
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
100,945,000	0.000	06/01/2036	42,128,275
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-2 (NR/CCC)(f)
51,235,000	0.000	06/01/2047	10,136,035
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 D (NR/CCC)(f)
290,580,000	0.000	06/01/2057	19,106,245
Irvine Community Facilities District No. 2013-3 Special Tax Series 2018 (AGM) (NR/AA)
1,150,000	5.000	09/01/2051	1,217,626
Irvine Unified School District Community Facilities District Special Tax Bonds Series 2017 D (NR/NR)
6,525,000	5.000	03/01/2057	6,555,705
Lammersville Joint Unified School District Special Tax Bonds for Community Facilities District No. 2007-1 Series 2013 (NR/NR)
2,750,000	6.000	09/01/2043	2,777,552
Lemoore Redevelopment Agency Tax Allocation for Lemoore Redevelopment Project Series 2011 (NR/A-)
145,000	6.625	08/01/2024	145,355
Los Angeles County GO Bonds for Westside Union School District Election Series 2008 B (Aa2/AA-)(f)
49,925,000	0.000	08/01/2050	13,614,657
Merced-Union High School District Election of 2008 GO Bonds Series 2011 C (Aa3/NR)(f)
3,760,000	0.000	08/01/2035	2,335,677
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
14,850,000	6.500	11/01/2039	17,767,002
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
2,000,000	6.500	11/01/2039	2,392,862
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
8,855,000	6.125	11/01/2029	9,800,664
21,765,000	6.500	11/01/2039	26,040,323
Mt. Diablo Unified School District GO Bonds Capital Appreciation for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
7,000,000	5.500	08/01/2030	7,502,834

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
New Haven Unified School District GO Refunding Bonds for Capital Appreciation Series 2009 (AGC) (Aa3/AA)(f)
$860,000	0.000%	08/01/2025	$ 797,324
1,105,000	0.000	08/01/2026	992,938
5,550,000	0.000	08/01/2030	4,309,694
7,855,000	0.000	08/01/2032	5,618,084
7,000,000	0.000	08/01/2034	4,564,230
Orange County California Community Facilities District No. 2015-1 Village of Esencia Special Tax Bonds Series 2015 A (NR/NR)
2,925,000	5.250	08/15/2045	2,967,624
Orange County California Community Facilities District No. 2017-1 Village of Esencia Special Tax Bonds Series 2018 A (NR/NR)
250,000	5.000	08/15/2027	266,388
200,000	5.000	08/15/2028	215,114
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)
10,750,000	7.000	08/01/2038	12,423,836
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (NATL) (Aa2/AA)(f)
1,840,000	0.000	08/01/2025	1,693,833
Poway Unified School District GO Bonds Capital Appreciation for School Facility Improvement Series 2011 B (Aa2/AA-)(f)
1,300,000	0.000	08/01/2040	588,004
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
500,000	4.000	09/01/2030	501,710
650,000	4.000	09/01/2031	651,165
900,000	3.000	09/01/2032	822,723
820,000	3.000	09/01/2033	741,211
750,000	3.000	09/01/2034	667,117
Rancho Cordova Community Facilities District No. 2018-1 Special Tax for Grantline 208 Series 2019 (NR/NR)
400,000	5.000	09/01/2049	405,929
Rialto Unified School District GO Election of 2010 Series 2011 A (AGM) (Aa3/AA)(f)
6,200,000	0.000	08/01/2036	3,433,325
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
2,775,000	5.250	09/01/2047	2,801,147
3,875,000	5.000	09/01/2052	3,755,790
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
605,000	4.000	09/01/2046	519,345
1,400,000	4.000	09/01/2051	1,166,056
Riverside County Redevelopment Agency Tax Allocation for Capital Appreciation Jurupa Valley Redevelopment Project Area Series 2011 B (NR/A)(f)
2,220,000	0.000	10/01/2033	1,472,741
2,220,000	0.000	10/01/2035	1,318,570
1,840,000	0.000	10/01/2037	975,486
5,100,000	0.000	10/01/2038	2,555,137
8,425,000	0.000	10/01/2039	3,975,991
13,395,000	0.000	10/01/2040	5,940,733
7,275,000	0.000	10/01/2041	3,028,237
6,360,000	0.000	10/01/2042	2,507,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Riverside County Transportation Commission Toll Revenue Senior Lien Bonds Series 2013 A (NR/A)(b)
$2,000,000	5.750%	06/01/2023	$ 2,023,396
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
770,000	5.000	09/01/2029	820,538
1,865,000	5.000	09/01/2033	1,958,596
2,250,000	5.000	09/01/2035	2,338,683
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
1,000,000	5.000	09/01/2049	1,015,394
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (NATL) (A1/A+)(f)
1,420,000	0.000	08/01/2025	1,301,251
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
10,000,000	0.000	07/01/2030	7,879,490
3,005,000	0.000	07/01/2031	2,274,088
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
1,370,000	4.000	08/01/2032	1,231,709
1,560,000	4.000	08/01/2033	1,384,761
1,680,000	4.000	08/01/2034	1,466,393
1,810,000	4.000	08/01/2035	1,549,202
1,945,000	4.000	08/01/2036	1,635,053
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (NATL) (Aa2/A+)(f)
1,595,000	0.000	08/01/2025	1,478,007
Santa Monica Redevelopment Agency Tax Allocation for Earthquake Recovery Redevelopment Project Series 2011 (NR/AA)
2,000,000	5.000	07/01/2042	2,004,618
Silicon Valley Tobacco Securitization Authority Tobacco Settlement ABS Series 2007D (NR/NR)(f)
27,250,000	0.000	06/01/2056	2,142,381
Silicon Valley Tobacco Securitization Authority Tobacco Settlement Asset Backed RB Series 2007 C (NR/NR)(f)
91,400,000	0.000	06/01/2056	7,911,831
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Industrial Complex Public Improvements Series 2012 B (NR/NR)
4,000,000	5.250	09/01/2042	4,004,139
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
4,650,000	4.000	09/01/2050	3,987,548
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-1 (NR/BBB-)
3,245,000	5.000	06/01/2048	3,226,615
Tobacco Securitization Authority of Southern California RB Refunding for San Diego County Tobacco Asset Securitization Corp. Series 2019 B-2 (NR/NR)(f)
9,510,000	0.000	06/01/2054	1,700,964

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Transbay Joint Powers Authority Tax Allocation for Transbay Redevelopment Project Series 2020 A (NR/NR)
$995,000	5.000%	10/01/2045	$ 1,019,866
215,000	2.400	10/01/2049	202,955
1,045,000	5.000	10/01/2049	1,057,154
Tustin California Community Facilities District No. 2014-1 Tustin Legacy/Standard Pacific Special Tax Bonds Series 2015 A (NR/NR)
750,000	5.000	09/01/2040	760,085
1,000,000	5.000	09/01/2045	1,008,364
William S Hart Union High School District Community Facilities Dist No. 2015-1 Special Tax Bonds Series 2017 (NR/NR)
1,400,000	5.000	09/01/2047	1,413,685
William S. Hart Union High School District GO Bonds Capital Appreciation 2008 Election Series B (AGM) (Aa2/AA)(f)
8,360,000	0.000	08/01/2034	5,401,677
Yosemite Community College District GO Bonds Election of 2004 Series 2010 D (Aa2/AA-)(d)
19,135,000	0.000	08/01/2042	14,738,286

			777,754,048

Colorado – 6.1%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds Series 2020 (NR/NR)
1,575,000	4.700	12/01/2047	1,255,215
Amber Creek Metropolitan District GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
603,000	5.000	12/01/2037	566,362
613,000	5.125	12/01/2047	544,795
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
4,000,000	7.750	12/15/2050	3,583,005
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds Series 2021 (NR/NR)(c)
4,000,000	4.875	12/01/2051	3,025,837
Banning Lewis Ranch Regional Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
4,690,000	5.750	12/01/2051	3,973,231
Belford North Metropolitan District GO Bonds Series 2020 A (NR/NR)
3,250,000	5.500	12/01/2050	2,812,959
Belford North Metropolitan District GO Bonds Series 2020 B (NR/NR)
6,000,000	8.500	12/15/2050	5,453,338
Bella Mesa Metropolitan District GO Convertible Capital Appreciation Bonds Series 2020 A (NR/NR)(c)(d)
1,930,000	0.000	12/01/2049	1,584,248
Bent Grass Metropolitan District Refunding GO Bonds Series 2020 (NR/NR)(c)
1,185,000	5.250	12/01/2049	1,074,302
Brighton Crossing Metropolitan District No. 4 Limited Tax GO Bonds Subordinate Series 2017 B (NR/NR)
670,000	7.000	12/15/2047	599,750
Broadway Park North Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)(c)
1,300,000	5.000	12/01/2049	1,166,582

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Bromley Park Metropolitan District No. 2 GO Bonds Subordinate Series 2018 B (NR/NR)
$1,000,000	6.375%	12/15/2047	$ 949,787
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A (NR/NR)
2,250,000	5.375	12/01/2048	2,073,164
Canyon Pines Metropolitan District Special Improvement District No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
12,000,000	3.750	12/01/2040	9,087,836
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000	6.000	12/01/2037	1,676,785
4,000,000	6.125	12/01/2047	3,796,979
Canyons Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
2,000,000	6.125	12/01/2047	1,898,489
Cascade Ridge Metropolitan District GO Bonds Series 2021 (NR/NR)
2,500,000	5.000	12/01/2051	2,014,002
Castleview Metropolitan District LT GO Bonds Series 2021A3 (NR/NR)
4,220,000	5.000	12/01/2050	3,263,346
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
835,000	5.000	12/01/2051	698,680
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021 (NR/NR)
9,400,000	6.000	12/01/2051	7,972,211
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
2,575,000	5.350	12/01/2050	2,252,270
Clear Creek Station Metropolitan District No. 2 GO Bonds Subordinate Series 2017 B (NR/NR)
500,000	7.375	12/15/2047	455,692
Clear Creek Station Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2017 A (NR/NR)
762,000	4.375	12/01/2032	704,031
Clear Creek Transit Metropolitan District No. 2 GO Bonds Series 2021 A (NR/NR)
580,000	5.000	12/01/2041	515,353
1,000,000	5.000	12/01/2050	835,751
Cloverleaf Metropolitan District GO LT Bonds Series 2022A (NR/NR)
1,825,000	6.000	12/01/2051	1,767,307
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
2,075,000	4.000	10/01/2061	1,582,325
Colorado Educational & Cultural Facilities Authority RB for Aspen View Academy, Inc. Series 2021 (Baa3/NR)
475,000	4.000	05/01/2051	376,296
550,000	4.000	05/01/2061	414,913

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB for Vega Collegiate Academy Series 2021 A (ST INTERCEPT) (Ba2/NR)(c)
$900,000	5.000%	02/01/2051	$ 761,334
2,335,000	5.000	02/01/2061	1,932,973
Colorado Educational & Cultural Facilities Authority RB Refunding for Rocky Mountain Classical Academy Project Series 2019 (Ba1/NR)(c)
6,000,000	5.000	10/01/2049	5,366,203
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
1,580,000	5.000	09/01/2057	1,553,249
1,955,000	5.000	09/01/2062	1,888,140
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
3,245,000	6.000	07/01/2036	3,088,276
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
2,055,000	6.000	07/01/2031	2,000,438
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2013 A (NR/NR)(b)
3,000,000	5.750	12/01/2023	3,077,610
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
2,650,000	4.000	09/01/2050	2,162,430
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
33,381,200	5.000	07/01/2057	26,391,871
Colorado Health Facilities Authority RB Refunding for Christian Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000	4.000	01/01/2042	700,585
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
2,135,000	3.250	08/01/2049	1,511,020
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
965,000	5.000	12/31/2047	954,136
965,000	5.000	12/31/2051	943,608
Colorado Springs Urban Renewal Authority RB for Canyon Creek Project Series 2018 A (NR/NR)*
3,000,000	5.750	12/01/2047	2,531,708
Conestoga Metropolitan District LT GO Refunding & Improvement Bonds Series 2021A3 (NR/NR)
850,000	5.250	12/01/2051	724,231
Constitution Heights Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,760,000	5.000	12/01/2049	1,564,897
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
4,240,000	5.000	12/01/2039	3,804,405
1,750,000	5.000	12/01/2043	1,513,040
Copperleaf Metropolitan District GO LT Bonds Series 2021 (NR/NR)
3,600,000	4.875	12/01/2051	2,736,641
Copperleaf Metropolitan District No. 3 GO Bonds Subordinate Series 2017 B (NR/NR)
506,000	7.625	12/15/2047	521,180
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate LT GO Bonds Series 2022B (NR\NR)
725,000	6.000	12/15/2041	676,453

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Copperleaf Metropolitan District No. 6 GO Bonds Series 2018 A (NR/NR)(b)
$2,000,000	5.250%	12/01/2023	$ 2,094,811
Copperleaf Metropolitan District No. 6 GO Bonds Subordinate Series 2018 B (NR/NR)(b)
820,000	7.500	12/15/2023	875,862
Cornerstar Metropolitan District GO Refunding Bonds Series 2017 A (NR/NR)
1,000,000	5.125	12/01/2037	957,369
2,100,000	5.250	12/01/2047	1,938,044
Creekside Village Metropolitan District GO Bonds Series 2019 A (NR/NR)
3,261,000	5.000	12/01/2049	2,876,147
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Senior Bonds Series 2021A (NR/NR) (NR/NR)(c)
2,045,000	5.500	12/01/2039	1,753,636
5,790,000	5.750	12/01/2049	4,851,407
Creekwalk Marketplace Business Improvement District LT Supported & Special Revenue Subordinate Bonds Series 2021B (NR/NR) (NR/NR)(c)
2,350,000	8.000	12/15/2049	2,054,561
Creekwalk Marketplace Business Improvement District RB Series 2019 A (NR/NR)(c)
5,490,000	5.500	12/01/2039	4,756,913
10,900,000	5.750	12/01/2049	9,200,720
Creekwalk Marketplace Business Improvement District RB Series 2019 B (NR/NR)(c)
2,370,000	8.000	12/15/2049	2,092,957
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
25,035,000	5.000	10/01/2032	24,616,557
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(c)
4,155,000	5.000	12/01/2028	4,377,047
4,800,000	4.000	12/01/2035	4,308,109
4,800,000	4.000	12/01/2036	4,245,088
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
665,000	5.000	12/01/2030	681,344
2,500,000	5.000	12/01/2032	2,547,472
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds Series 2016 (Baa2/BBB-)
325,000	5.000	12/01/2031	331,738
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
425,000	5.000	12/01/2032	447,519
1,825,000	4.000	12/01/2038	1,593,166
1,690,000	5.000	12/01/2048	1,692,294

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(c)
$7,200,000	5.000%	12/01/2034	$ 7,485,819
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
950,000	4.000	12/01/2040	812,147
Dinosaur Ridge Metropolitan District RB Refunding and Improvement Bonds Series 2019 A (NR/NR)
3,550,000	5.000	06/01/2049	3,133,511
E-470 Public Highway Authority RB Refunding Capital Appreciation Series 2006 B (NATL) (A2/A)(f)
3,000,000	0.000	09/01/2039	1,332,071
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
15,000,000	0.000	09/01/2028	12,488,523
4,100,000	0.000	09/01/2034	2,640,903
E-470 Public Highway Authority RB Series 2010 A (A2/A)(f)
20,000,000	0.000	09/01/2040	9,074,712
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds Series 2021 (NR/NR)
1,600,000	5.000	12/01/2051	1,328,103
El Paso County Waterview II Metropolitan LT GO Bonds Series 2022A (NR\NR)
2,000,000	5.000	12/01/2051	1,671,975
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(c)
2,950,000	5.550	12/01/2047	2,924,888
First Creek Village Metropolitan District GO Bonds Series 2019 A (Ba1/NR)
1,580,000	5.000	08/01/2049	1,433,123
First Creek Village Metropolitan District GO Bonds Series 2019 B (NR/NR)
515,000	6.750	08/01/2049	494,603
Four Corners Business Improvement District LT Supported RB Series 2022 (NR/NR)
2,500,000	6.000	12/01/2052	2,212,297
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000	4.250	12/01/2051	1,686,865
Green Gables Metropolitan District No. 2 GO Bonds Senior Series 2018 A (NR/NR)
4,500,000	5.750	12/01/2048	4,392,596
Greenspire Metropolitan District GO LT Bonds Series 2022 (NR/NR)
1,430,000	5.125	12/01/2051	1,230,383
Hidden Creek Metropolitan District GO Bonds Series 2021 A (NR/NR)(c)
1,140,000	4.625	12/01/2045	875,063
High Plains Metropolitan District GO Refunding Bonds Series 2017 (NATL) (A2/NR)
3,680,000	4.000	12/01/2047	3,413,654
Highlands Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
570,000	5.000	12/01/2051	465,572
Hunters Overlook Metropolitan District No. 5 GO Bonds Series 2019 A (NR/NR)
2,000,000	5.000	12/01/2049	1,764,044
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000	4.250	12/01/2051	885,572
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2 (Ba2/NR)
580,000	4.125	12/01/2040	475,783
900,000	4.375	12/01/2047	712,997

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Johnstown Farms East Metropolitan District GO LT Bonds Series 2021 (NR/NR)
$1,000,000	5.000%	12/01/2051	$ 809,763
Johnstown Plaza Metropolitan District LT GO Refunding and Improvement Bonds Series 2022 (NR/NR)
9,486,000	4.250	12/01/2046	7,456,680
Johnstown Village Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
1,980,000	5.000	12/01/2050	1,687,245
Jones District Community Authority Board RB for Convertible Capital Appreciation Bonds Series 2020 (NR/NR)(d)
7,800,000	0.000	12/01/2050	6,245,696
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A (NR/NR)
4,190,000	5.000	12/01/2049	3,730,721
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B (NR/NR)
683,000	7.750	12/15/2049	616,833
Lochbuie Station Residential Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,180,000	5.750	12/01/2050	1,109,932
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000	4.875	12/01/2051	3,388,557
Meadowlark Metropolitan District GO Bonds Series 2020 A (NR/NR)
525,000	4.875	12/01/2040	444,424
750,000	5.125	12/01/2050	633,638
Meridian Ranch Metropolitan District GO LT Bonds Series 2022 (NR/NR)
2,925,000	6.750	12/01/2052	2,815,948
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A (NR/NR)
2,665,000	5.000	12/01/2049	2,316,240
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B (NR/NR)
1,473,000	7.375	12/15/2049	1,298,947
Morgan Hill Metropolitan District GO LT Refunding & Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000	4.000	12/01/2051	2,133,484
Mountain Sky Metropolitan District GO Bonds Series 2020 A (NR/NR)
980,000	5.000	12/01/2049	857,200
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021 (NR/NR)
3,225,000	5.000	12/01/2051	2,577,355
Mulberry Metropolitan District LT GO Bonds Series 2022A (NR/NR)
2,550,000	7.000	12/01/2052	2,572,835
Murphy Creek Metropolitan District GO LT Bonds Series 2021 (NR/NR)
12,788,000	5.000	12/01/2051	10,341,198
Murphy Creek Metropolitan District GO LT Bonds Series 2022A (NR/NR)
2,140,000	6.000	12/01/2052	2,004,865
Nexus North at DIA Metropolitan District GO Bonds Series 2021 (NR/NR)
1,140,000	5.000	12/01/2051	955,724

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
North Holly Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
$1,260,000	5.500%	12/01/2048	$ 1,181,527
North Range Metropolitan District No. 2 GO Refunding Bonds Series 2017 A (NR/NR)
3,270,000	5.625	12/01/2037	3,278,054
5,380,000	5.750	12/01/2047	5,312,768
Northglenn Urban Renewal Authority Tax Allocation for Urban Renewal Plan 2 Series 2019 (NR/BBB-)
330,000	4.000	12/01/2032	320,411
320,000	4.000	12/01/2033	308,831
190,000	4.000	12/01/2034	181,680
550,000	4.000	12/01/2036	514,388
215,000	4.000	12/01/2038	197,832
Palisade Metropolitan District No. 2 GO Refunding Limited Tax Bonds Series 2019 (NR/NR)
4,711,000	7.250	12/15/2049	4,185,923
Palisade Park West Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,500,000	5.125	12/01/2049	1,345,952
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 A (NR/NR)
2,140,000	5.000	12/01/2040	1,950,736
3,335,000	5.250	12/01/2050	2,889,123
Parkdale Community Authority for Parkdale Metropolitan District No. 1 Series 2020 B (NR/NR)
1,924,000	7.750	12/15/2050	1,712,268
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021 (NR/NR)
1,029,000	4.300	12/01/2050	766,508
Peak Metropolitan District No. 1 GO Bonds Series 2021 A (NR/NR)(c)
1,150,000	5.000	12/01/2051	973,585
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020 (NR/NR)
1,200,000	5.000	12/01/2050	1,031,495
Plaza Metropolitan District No. 1 RB Refunding Series 2013 (NR/NR)(c)
1,000,000	5.000	12/01/2040	939,654
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A (NR/NR)
800,000	5.000	12/01/2049	716,151
Powhaton Community Authority LT Supported RB Series 2021 (NR/NR)
5,460,000	5.000	12/01/2051	4,446,350
Powhaton Road Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)(b)
2,000,000	5.625	12/01/2023	2,103,331
Prairie Center Metropolitan District No. 3 Limited Property Tax Supported RB Refunding Series 2017 A (NR/NR)(c)
3,000,000	5.000	12/15/2041	2,774,860
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020 (NR/NR)
740,000	4.125	12/15/2036	638,653
725,000	4.875	12/15/2044	608,542

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Public Authority Colorado Energy RB for Natural Gas Purchase Series 2008 (A2/A-)
$4,200,000	6.500%	11/15/2038	$ 4,920,012
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A (NR/NR)(c)
5,400,000	4.750	12/01/2045	4,330,809
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B (NR/NR)(c)(f)
150,000	0.000	12/01/2025	126,489
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A (NR/NR)
9,930,000	5.000	12/01/2049	8,707,382
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
1,750,000	4.000	12/01/2051	1,179,333
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,207,710	3.625	12/01/2044	1,576,411
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A (NR/NR)
1,000,000	5.250	12/01/2060	925,901
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000	5.000	12/01/2049	1,032,569
Riverview Metropolitan District GO Refunding Bonds Series 2021 (NR/NR)
500,000	5.000	12/01/2051	413,568
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000	5.250	12/01/2051	4,168,718
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)(c)
1,055,000	5.000	12/01/2050	886,799
Second Creek Farm Metropolitan District No. 3 GO Bonds Series 2019 A (NR/NR)
3,450,000	5.000	12/01/2039	3,221,137
5,695,000	5.000	12/01/2049	5,022,893
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
9,375,000	5.250	12/01/2051	7,792,386
Serenity Ridge Metropolitan District No. 2 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)(b)
550,000	5.125	12/01/2023	575,973
1,000,000	5.125	12/01/2023	1,047,223
Serenity Ridge Metropolitan District No. 2 Subordinated GO Limited Tax Bonds Series 2018 B (NR/NR)(b)
635,000	7.250	12/15/2023	676,491
Settler’s Crossing Metropolitan District No. 1 GO Bonds Series 2020 A (NR/NR)(c)
1,000,000	5.000	12/01/2040	892,913
1,625,000	5.125	12/01/2050	1,386,745
Sky Ranch Community Authority Board District No. 1 RB Senior Lien Series 2019 A (NR/NR)
1,460,000	5.000	12/01/2049	1,373,622
Sky Ranch Community Authority Board LT Support District Bonds Series 2022A (NR/NR)
4,345,000	5.750	12/01/2052	3,943,779

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
$375,000	4.000%	12/01/2039	$ 375,083
750,000	4.000	12/01/2044	716,316
2,210,000	3.000	12/01/2049	1,580,147
South Timnath Metropolitan District No. 1 GO Limited Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000	8.000	12/15/2048	2,006,743
South Timnath Metropolitan District No. 1 GO Limited Taxable Bonds Series 2019 A (NR/NR)
500,000	5.500	12/01/2048	448,620
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds Series 2017 A (NR/NR)
2,550,000	5.125	12/01/2047	2,337,008
Sterling Hills West Metropolitan District GO Refunding Bonds Series 2017 (A3/NR)
650,000	5.000	12/01/2039	681,162
Sterling Ranch Community Authority Board RB for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
717,000	7.125	12/15/2050	663,979
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
2,500,000	4.250	12/01/2050	1,905,254
Stone Creek Metropolitan District Limited Tax GO Bonds Series 2018 A (NR/NR)
2,000,000	5.625	12/01/2047	1,906,111
Takoda Metropolitan District Limited Tax GO Refunding Bonds Series 2018 (Baa3/NR)
8,000,000	6.000	12/01/2050	8,479,562
The Village Metropolitan District GO Refunding Bonds Series 2020 (NR/NR)
1,100,000	5.000	12/01/2040	1,030,053
1,750,000	5.000	12/01/2049	1,586,819
Timberleaf Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,730,000	5.750	12/01/2050	1,621,098
Timnath Ranch Metropolitan District No. 4 Limited Tax GO Refunding Improvement Bonds Series 2018 A (NR/NR)
685,000	5.250	12/01/2037	660,807
2,400,000	5.375	12/01/2047	2,218,069
Village at Dry Creek Metropolitan District No. 2 GO Bonds for Thornton Adams Series 2019 (NR/NR)
948,000	4.375	12/01/2044	773,479
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series 2020 A (NR/NR)
580,000	5.000	12/01/2040	526,302
1,020,000	5.000	12/01/2050	862,859
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A (NR/NR)
1,500,000	5.000	12/01/2050	1,255,351
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2 (NR/NR)(d)
1,000,000	0.000	12/01/2050	632,376

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3 (NR/NR)
$4,238,000	8.000%	12/15/2050	$ 3,650,820
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 A (NR/NR)(c)
970,000	5.000	12/01/2050	841,682
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series 2020 B (NR/NR)
181,000	7.750	12/15/2050	164,690
Wildwing Metropolitan District No. 5 GO Refunding & Improvement Bonds Series 2018 A (NR/NR)
3,415,000	5.375	12/01/2048	3,174,020
Windler Public Improvement Authority RB Series 2021 A-1 (NR/NR)
12,250,000	4.125	12/01/2051	8,259,515
Windler Public Improvement Authority RB Series 2021 A-2 (NR/NR)(d)
9,400,000	0.000	12/01/2051	4,850,321
Windshire Park Metropolitan District No. 2 GO Refunding & Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000	6.500	12/01/2047	1,435,830
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A (NR/NR)(c)
2,184,000	5.125	12/01/2050	1,746,878
Woodmen Heights Metropolitan District No. 2 GO Refunding Bonds Series 2020 B-1 (NR/NR)
1,799,000	6.250	12/15/2040	1,662,756

			480,238,004

Connecticut – 0.9%
City of New Haven CT GO Bonds Series 2018 (BBB+/NR)
410,000	5.500	08/01/2038	439,833
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
900,000	5.500	08/01/2034	981,901
500,000	5.500	08/01/2035	542,529
420,000	5.500	08/01/2036	453,766
400,000	5.500	08/01/2037	430,297
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(c)
3,925,000	11.000	12/01/2027	3,947,176
Connecticut State Health & Educational Facilities Authority RB for McLean Affiliates Obligated Group Series 2020 A (NR/NR)(c)
1,150,000	5.000	01/01/2045	1,070,221
1,650,000	5.000	01/01/2055	1,480,920
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
1,015,000	4.000	07/01/2039	848,773
3,500,000	4.000	07/01/2044	2,743,461
3,500,000	4.000	07/01/2049	2,619,440
Mohegan Tribal Finance Authority Tribal RB Economic Development Bonds Series 2015 (NR/CCC+)(c)
20,100,000	7.000	02/01/2045	20,127,973
State of Connecticut Health & Educational Facilities Authority RB for Yale University Issue 2016A-1 (Aaa/AAA)(a)
26,460,000	1.800	07/01/2042	26,460,000

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
$2,455,000	5.375%	07/01/2052	$ 2,330,212
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(c)
1,125,000	4.000	04/01/2051	830,082
Town of Hamden RB for Whitney Center Project Series 2022A (NR/NR)
6,925,000	7.000	01/01/2053	7,019,188

			72,325,772

Delaware – 0.2%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
1,075,000	4.000	06/01/2052	794,953
1,125,000	4.000	06/01/2057	805,276
Delaware Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 B (NR/NR)
1,785,000	5.000	11/15/2048	1,722,135
Delaware Health Facilities Authority RB Refunding for Bayhealth Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000	4.000	07/01/2043	2,979,160
Delaware State Economic Development Authority RB for First State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000	5.000	08/01/2049	810,843
795,000	5.000	08/01/2054	741,993
Delaware State Economic Development Authority RB for Newark Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000	5.000	09/01/2050	1,909,367
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
5,171,000	4.000	07/01/2035	4,886,627

			14,650,354

District of Columbia – 1.0%
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
655,000	4.000	07/01/2044	567,967
1,300,000	4.000	07/01/2049	1,087,374
Metropolitan Washington Airports Authority Dulles Toll Road RB Second Senior Lien Capital Appreciation for Dulles Metrorail and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000	6.500	10/01/2044	41,295,606
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
3,000,000	3.000	10/01/2050	2,143,219
1,070,000	4.000	10/01/2053	943,204
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (Baa2/A-)
1,115,000	4.000	10/01/2053	944,771

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (NR/NR)
$25,000,000	6.500%	10/01/2041	$ 28,325,125

			75,307,266

Florida – 15.2%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,385,000	5.500	06/15/2052	1,339,839
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-2 (NR/NR)
3,595,000	4.750	05/01/2036	3,430,889
Aberdeen Community Development District Special Assessment Series 2018 (NR/NR)
625,000	5.000	05/01/2039	604,637
1,025,000	5.100	05/01/2049	949,476
Academical Village Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,580,000	3.625	05/01/2040	1,233,066
5,755,000	4.000	05/01/2051	4,268,444
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
500,000	3.750	05/01/2029	468,726
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000	3.500	05/01/2031	1,643,558
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
3,970,000	3.500	05/01/2032	3,990,548
6,695,000	3.700	05/01/2036	6,705,071
Arborwood Community Development District RB Capital Improvement Refunding Subordinate Lien Series 2018 A-2 (NR/NR)
730,000	4.625	05/01/2028	725,066
1,795,000	5.000	05/01/2036	1,759,660
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
3,305,000	6.900	05/01/2036	3,281,859
Arborwood Community Development District Special Assessment Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
860,000	6.900	05/01/2036	839,445
Armstrong Community Development District Special Assessment for Assessment Area Two Project Series 2019 A (NR/NR)
500,000	4.000	11/01/2040	418,424
3,155,000	4.000	11/01/2050	2,398,954
Artisan Lakes East Community Development District RB for Capital Improvement Series 2018 (NR/NR)(c)
1,845,000	5.100	05/01/2039	1,795,057
3,080,000	5.200	05/01/2049	2,879,045
Artisan Lakes East Community Development District Special Assessment Bond Series 2021-2 (NR/NR)(c)
270,000	2.750	05/01/2031	225,374
515,000	3.125	05/01/2041	367,259

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(c)
$500,000	3.200%	05/01/2041	$ 365,084
1,025,000	4.000	05/01/2052	769,472
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(c)
775,000	3.200	05/01/2041	565,699
Avalon Groves Community Development District Special Assessment for Assessment Area One Phase 1 Project 1 & 2 Series 2019 (NR/NR)
660,000	4.375	11/01/2049	539,191
Avalon Groves Community Development District Special Assessment for Assessment Area One Project Series 2017 (NR/NR)
740,000	5.750	05/01/2048	738,952
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
250,000	3.375	05/01/2041	188,656
475,000	4.000	05/01/2051	359,163
Avalon Groves Community Development District Special Assessment for Assessment Area Two Project Series 2017 A-1 (NR/NR)
1,810,000	6.000	05/01/2048	1,847,731
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
650,000	3.125	05/01/2041	463,531
Avalon Park West Community Development District Special Assessment RB for Pasco County Project Area Series 2022 (NR/NR)
775,000	5.625	05/01/2052	763,410
Avalon Park West Community Development District Special Assessment Refunding Series 2020 (NR/NR)
580,000	3.750	05/01/2040	454,534
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(c)
900,000	4.500	06/01/2039	815,145
1,630,000	4.625	06/01/2049	1,391,806
Babcock Ranch Community Independent Special District Special Assessment RB Series 2015 (NR/NR)
720,000	4.750	11/01/2026	723,440
700,000	5.000	11/01/2031	703,182
5,990,000	5.250	11/01/2046	5,731,403
Babcock Ranch Community Independent Special District Special Assessment RB Series 2018 (NR/NR)(c)
935,000	5.000	11/01/2049	856,618
Babcock Ranch Community Independent Special District Special Assessment RB Series 2022 (NR/NR)
3,500,000	5.000	05/01/2042	3,293,533
4,250,000	5.000	05/01/2053	3,890,984
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
1,880,000	4.000	05/01/2052	1,411,324
Balm Grove Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,575,000	4.000	11/01/2042	1,271,586
1,575,000	4.125	11/01/2051	1,213,001

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special Assessment RB Series 2016 (NR/NR)
$955,000	5.000%	11/01/2036	$ 940,009
1,055,000	5.000	11/01/2048	962,415
Bannon Lakes Community Development District Special Assessment RB Series 2022 (NR\NR)
2,160,000	4.000	05/01/2053	1,615,791
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(c)
705,000	3.500	05/01/2041	532,661
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
1,840,000	4.250	05/01/2029	1,883,364
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Subordinate Lien Series 2015 A-2 (NR/NR)
905,000	5.000	05/01/2035	896,036
Bay Laurel Center Community Development District Special Assessment RB Refunding Series 2016 Candler (NR/BBB+)
885,000	3.750	05/01/2031	848,480
1,010,000	4.000	05/01/2037	950,793
Baywinds Community Development District Senior Special Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
1,610,000	4.250	05/01/2031	1,619,242
2,810,000	4.250	05/01/2037	2,721,437
Beaumont Community Development District Special Assessment Bonds for Assessment Area Two-Commercial Project Series 2019 (NR/NR)(c)
1,285,000	6.375	11/01/2049	1,292,256
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
395,000	6.000	11/01/2027	420,461
490,000	3.750	11/01/2031	463,469
2,975,000	6.500	11/01/2043	3,265,827
1,495,000	4.125	11/01/2046	1,287,843
Belmond Reserve Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,045,000	4.000	05/01/2040	873,473
Belmont Community Development District Capital Improvement Phase 1 Project Series 2013 A (NR/NR)
770,000	6.125	11/01/2033	808,847
1,000,000	6.500	11/01/2043	1,057,709
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
1,285,000	3.625	12/15/2040	1,008,608
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000	3.625	05/01/2041	956,166
1,500,000	4.000	05/01/2051	1,134,197
Bexley Community Development District Special Assessment Bonds Series 2016 (NR/NR)
1,680,000	4.700	05/01/2036	1,596,097
3,200,000	4.875	05/01/2047	2,867,312

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Biscayne Drive Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$900,000	6.000%	06/15/2052	$ 898,727
Black Creek Community Development District Special Assessment Bonds Series 2020 (NR/NR)
325,000	3.750	06/15/2040	254,903
950,000	4.000	06/15/2050	727,922
Blue Lake Community Development District Special Assessment Bonds Series 2019 (NR/NR)
900,000	4.250	06/15/2039	790,012
Boggy Branch Community Development District Special Assessment Series 2021 (NR/NR)
1,165,000	3.500	05/01/2041	874,735
1,360,000	4.000	05/01/2051	1,028,339
Botaniko Community Development District Special Assessment Bonds Series 2020 (NR/NR)
565,000	3.625	05/01/2040	441,710
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
1,650,000	4.000	06/15/2052	1,238,341
Bridgewater Community Development District Special Assessment Refunding Bonds for Assessment Area Two Series 2015 (NR/NR)
6,360,000	5.750	05/01/2035	6,473,778
Bridgewater North Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,610,000	4.000	05/01/2052	1,208,634
Brightwater Community Development District Special Assessment Bonds for Assessment Area One Series 2021 (NR/NR)
1,000,000	3.150	05/01/2041	720,541
Brookstone Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,000,000	5.500	05/01/2042	976,782
1,500,000	5.625	05/01/2052	1,454,031
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
900,000	5.625	05/01/2042	862,729
1,305,000	5.750	05/01/2052	1,244,559
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,040,000	5.500	05/01/2052	1,026,491
Campo Bello Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,000,000	4.000	12/15/2039	845,166
1,350,000	4.000	12/15/2049	1,036,319
Capital Trust Agency Educational Facilities RB Series 2021A (NR/NR)(c)
2,210,000	5.000	12/01/2056	1,639,682
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(c)
61,455,000	5.250	12/01/2058	54,052,223
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(c)
595,000	4.000	07/01/2056	413,075

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine Charter School at North Manatee Series 2021 A (NR/NR)(c)
$3,030,000	5.000%	06/01/2056	$ 2,505,006
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC Series 2020 A (Ba1/NR)(c)
1,155,000	5.000	12/15/2049	1,025,478
1,075,000	5.000	12/15/2054	938,729
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
275,000	5.000	08/01/2040	277,134
750,000	5.000	08/01/2055	724,915
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(c)
2,025,000	5.250	12/01/2043	1,874,803
Carlton Lakes Community Development District Special Assessment RB Series 2018 (NR/NR)
495,000	5.125	05/01/2038	488,448
1,000,000	5.250	05/01/2049	950,608
Centre Lake Community Development District Special Assessment Series 2016 (NR/NR)
320,000	4.125	12/15/2027	313,184
500,000	4.500	12/15/2032	481,884
975,000	4.700	12/15/2037	915,140
Century Parc Community Development District Special Assessment Refunding Series 2012 (NR/A)
1,705,000	4.500	11/01/2031	1,706,193
Century Park South Community Development District Special Assessment Bonds Series 2020 (NR/NR)
630,000	3.750	05/01/2040	505,568
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
820,000	3.350	05/01/2041	601,831
1,165,000	4.000	05/01/2051	880,894
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(c)
730,000	3.375	05/01/2041	544,648
1,055,000	4.000	05/01/2052	794,286
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(c)
1,720,000	3.700	05/01/2040	1,358,849
3,010,000	4.000	05/01/2051	2,275,957
Charles Cove Community Development District Special Assessment bond Series 2020 (NR/NR)
1,510,000	4.375	05/01/2050	1,227,632
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,055,000	4.000	05/01/2052	791,797
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(c)
3,750,000	4.000	10/01/2051	2,741,470
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2015 (AMT) (NR/NR)(c)
700,000	5.500	10/01/2036	703,040

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Charlotte County Industrial Development Authority Utility System RB for Town & Country Utilities Project Series 2019 (NR/NR)(c)
$5,900,000	5.000%	10/01/2049	$ 5,421,860
City of Cape Coral Water & Sewer RB Refunding Series 2015 (A1/A+)
1,750,000	4.000	10/01/2034	1,779,607
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
975,000	5.250	06/01/2052	955,735
1,750,000	5.375	06/01/2057	1,720,464
1,375,000	5.625	06/01/2062	1,378,283
City of Venice RB for Southwest Florida Retirement Center, Inc. Obligated Group Project Series 2019 (NR/NR)
480,000	5.000	01/01/2037	448,779
1,725,000	5.000	01/01/2047	1,513,049
1,615,000	5.000	01/01/2052	1,390,374
CityPlace Community Development District Special Assessment Convertible Capital Appreciation RB Series 2018 (AGM) (A2/AA)(d)
25,620,000	0.000	05/01/2046	23,386,277
Coco Palms Community Development District Expansion Area Project Special Assessment Bonds Series 2019 (NR/NR)(c)
500,000	4.750	06/15/2039	463,311
1,000,000	5.000	06/15/2049	906,664
Coddington Community Development District Capital Improvement RB Series 2022 (NR/NR)
900,000	5.750	05/01/2052	900,180
Concord Station Community Development District Capital Improvement RB Refunding Senior Lien Series 2016 A-1 (NR/A)
2,990,000	3.500	05/01/2032	2,849,635
1,500,000	3.625	05/01/2035	1,408,191
1,750,000	3.750	05/01/2046	1,510,718
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 A (NR/NR)*
3,305,000	5.850	05/01/2035	33
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2004 B (NR/NR)*
3,980,000	5.000	05/01/2011	40
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)
1,030,000	5.850	05/01/2035	939,338
Concorde Estates Community Development District Special Assessment for Capital Improvement Series 2011 B (NR/NR)* (f)
2,939,931	0.000	05/01/2017	1,558,163
Copper Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)(c)
270,000	4.000	11/01/2029	258,755
500,000	4.750	11/01/2038	468,287
1,000,000	5.000	11/01/2049	904,619
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
425,000	4.000	12/15/2039	361,588
Coral Bay Community Development District Capital Improvement RB Series 2022 (NR/NR)
495,000	5.625	05/01/2052	486,580

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
$535,000	4.000%	05/01/2040	$ 447,301
Corkscrew Farms Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(c)
2,185,000	5.125	11/01/2050	2,012,167
Coronado Community Development District Special Assessment Refunding & Improvement Bonds Series 2017 (NR/BBB)
782,000	4.000	05/01/2031	765,018
1,407,000	4.250	05/01/2038	1,312,178
Country Walk Community Development District Special Assessment RB Refunding Senior Lien Series 2015 A-1 (NR/AA)
940,000	3.750	05/01/2029	941,239
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
1,000,000	4.000	09/01/2044	898,355
County of Lake RB Refunding for Waterman Communities, Inc. Series 2020 A (NR/NR)
4,000,000	5.750	08/15/2050	3,444,150
2,000,000	5.750	08/15/2055	1,684,999
Covington Park Community Development District Special Assessment RB for Capital Improvement Series 2018 (NR/BBB)
500,000	4.000	05/01/2038	466,769
1,175,000	4.125	05/01/2048	1,063,835
Creek Preserve Community Development District Special Assessment RB Series 2019 (NR/NR)(c)
1,570,000	4.700	11/01/2039	1,455,944
2,495,000	4.750	11/01/2049	2,172,764
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
3,845,000	4.750	05/01/2053	3,276,396
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,675,000	4.500	05/01/2052	1,392,166
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,465,000	5.125	05/01/2052	2,252,880
Crystal Cay Community Development District Special Assessment for 2021 Project Series 2021 (NR/NR)
1,000,000	4.000	05/01/2051	756,132
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(c)
1,170,000	3.800	05/01/2050	858,729
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(c)
1,175,000	3.875	05/01/2040	970,866
1,210,000	4.000	05/01/2051	914,919
Cypress Park Estates Community Development District Special Assessment Bonds Series 2022 (NR/NR)
570,000	5.000	05/01/2042	529,888
1,150,000	5.125	05/01/2052	1,051,607

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Davenport Road South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
$3,170,000	5.125%	11/01/2048	$ 2,953,592
Deer Run Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,565,000	5.400	05/01/2039	1,543,422
2,620,000	5.500	05/01/2044	2,563,013
Del Webb Bexley Community Development District Special Assessment Series 2018 (NR/NR)
2,655,000	5.400	05/01/2049	2,547,717
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
770,000	4.000	05/01/2051	582,221
Downtown Doral South Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,000,000	4.750	12/15/2038	943,964
Durbin Crossing Community Development District Special Assessment Refunding Senior Series 2017 A-1 (AGM) (NR/AA)
3,090,000	3.750	05/01/2034	3,124,256
4,260,000	4.000	05/01/2037	4,280,200
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000	5.250	05/01/2052	698,192
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(c)
1,035,000	3.375	05/01/2041	778,078
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
2,555,000	5.375	05/01/2052	2,435,385
Eagle Pointe Community Development District Special Assessment Bonds Series 2020 (NR/NR)(c)
950,000	4.125	05/01/2040	808,388
3,785,000	4.125	05/01/2051	2,927,682
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
785,000	4.000	05/01/2051	593,563
East Bonita Beach Road Community Development District Special Assessment Bonds for Assessment Area Two Series 2021 (NR/NR)
980,000	3.250	05/01/2041	717,259
East Bonita Beach Road Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,000,000	5.000	11/01/2048	918,591
East Homestead Community Development District Special Assessment Expansion Area Bonds Project Series 2019 (NR/NR)
500,000	4.750	11/01/2039	465,381
920,000	5.000	11/01/2049	847,347
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
805,000	4.000	05/01/2042	659,778
1,490,000	4.125	05/01/2052	1,144,729
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
190,000	4.000	05/01/2040	158,986
500,000	4.125	05/01/2051	386,748

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds - (continued)
Florida – (continued)
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
$1,425,000	3.600%	05/01/2041	$ 1,107,761
2,675,000	4.000	05/01/2051	2,024,146
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
1,975,000	4.000	05/01/2042	1,618,450
4,720,000	4.000	05/01/2052	3,543,958
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(c)
1,100,000	4.000	05/01/2052	825,960
Epperson North Community Development District Special Assessment for Assessment Area #2 Series 2021 (NR/NR)
425,000	3.500	05/01/2041	318,145
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
12,710,000	4.000	08/15/2045	11,058,432
Escambia County Health Facilities Authority RB Refunding for Baptist Hospital, Inc. Project Series 2020 A (AGM) (A2/AA)
1,745,000	3.000	08/15/2050	1,226,201
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-1 (NR/NR)
985,000	4.000	11/01/2040	824,296
3,560,000	4.125	11/01/2050	2,768,674
Esplanade Lake Club Community Development District Special Assessment for Capital Improvement Program Series 2019 A-2 (NR/NR)
105,000	4.000	11/01/2040	87,869
1,625,000	4.125	11/01/2050	1,263,791
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2013 (NR/NR)
565,000	6.375	11/01/2026	582,364
3,230,000	7.000	11/01/2045	3,407,490
Estancia at Wiregrass Community Development District Capital Improvement RB Series 2015 (NR/NR)
855,000	5.250	11/01/2035	858,537
1,305,000	5.375	11/01/2046	1,271,881
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(c)
1,245,000	5.000	11/01/2039	1,203,496
1,800,000	5.125	11/01/2049	1,663,225
Fallschase Community Development District Special Assessment Bonds for Leon County Series 2021 (NR/NR)
6,645,000	4.000	05/01/2052	5,019,028
Fallschase Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,445,000	3.375	05/01/2041	1,086,303
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,460,000	5.000	05/01/2035	2,450,688
Finley Woods Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)
185,000	4.000	05/01/2040	154,817
500,000	4.200	05/01/2050	394,503

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Community Development District II Special Assessment RB Refunding Series 2013 A (NR/A-)
$1,465,000	4.375%	05/01/2034	$ 1,465,956
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000	3.000	11/01/2041	957,299
Florida Development Finance Corp. Education RB for IPS Florida Project Series 2022 (NR/NR)(c)
2,000,000	5.250	06/15/2029	1,935,201
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(c)
5,000,000	5.500	07/01/2052	4,295,152
3,825,000	5.625	07/01/2056	3,283,263
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(c)
3,770,000	5.125	10/01/2052	3,350,268
1,725,000	5.250	10/01/2056	1,527,261
Florida Development Finance Corp. Educational Revenue Refunding Bonds for Central Charter School Project Series 2022 (NR/NR)(c)
2,735,000	5.875	08/15/2052	2,478,250
2,430,000	6.000	08/15/2057	2,201,846
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(c)
36,250,000	7.250	10/03/2023	36,141,986
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(c)
1,650,000	5.000	06/01/2040	1,491,348
2,595,000	5.000	06/01/2055	2,196,860
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(c)
2,005,000	5.250	06/01/2050	1,791,517
3,560,000	5.250	06/01/2055	3,134,489
Florida Development Finance Corp. RB for River City Education Obligated Group Series 2021 A (Baa3/NR)
600,000	4.000	07/01/2045	498,945
800,000	4.000	07/01/2055	628,880
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
830,000	5.000	06/01/2040	747,685
1,850,000	5.000	06/01/2050	1,554,740
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(c)
19,305,000	7.375	01/01/2049	16,838,458
Florida Development Finance Corp. RB Refunding for Glenridge on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000	5.000	06/01/2051	1,496,222
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(c)
830,000	4.000	06/30/2046	595,962
2,580,000	4.000	06/30/2056	1,711,801

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(c)
$1,190,000	4.000%	06/01/2055	$ 795,693
Florida Development Finance Corp. RB Refunding for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-1 (NR/NR)(c)
735,000	2.375	06/01/2027	654,382
Florida Development Finance Corp. RB Refunding for Renaissance Charter School, Inc. Series 2020 C (NR/NR)(c)
2,085,000	5.000	09/15/2050	1,775,098
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(c)
39,795,000	6.500	01/01/2029	35,516,962
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(c)
1,160,000	6.250	01/01/2024	1,114,881
14,940,000	6.375	01/01/2026	13,643,761
Florida Higher Educational Facilities Financial Authority RB for Jacksonville University Project Series 2018 A-1 (NR/NR)(c)
1,750,000	4.750	06/01/2038	1,519,072
3,000,000	5.000	06/01/2048	2,515,434
Florida Higher Educational Facilities Financial Authority RB Refunding for St. Leo University, Inc. Obligated Group Series 2019 (NR/BBB-)
2,580,000	5.000	03/01/2044	2,272,888
5,805,000	5.000	03/01/2049	4,981,853
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
6,060,000	5.000	03/01/2047	5,972,531
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000	4.125	11/01/2039	760,671
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
700,000	4.000	05/01/2031	685,278
1,000,000	4.125	05/01/2038	928,425
Forest Brooke Community Development District Special Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000	3.250	11/01/2049	1,411,303
Forest Brooke Community Development District Special Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000	4.000	11/01/2049	191,933
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,400,000	4.000	05/01/2052	1,050,833
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
1,100,000	4.250	05/01/2040	950,911
1,375,000	4.500	05/01/2052	1,128,856
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
1,105,000	4.000	11/01/2051	833,636

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
$750,000	4.000%	05/01/2051	$ 567,099
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
3,165,000	5.000	11/15/2026	3,167,579
5,000,000	5.000	11/15/2036	5,001,514
Greater Orlando Aviation Authority Priority Subordinated Airport Facilities RB Series 2017 A (AMT) (A1/A)
3,540,000	5.000	10/01/2047	3,585,295
Grove Resort Community Development District Special Assessment RB Series 2022 (NR\NR)
585,000	4.000	05/01/2052	439,162
Hacienda Lakes Community Development District Special Assessment Refunding Series 2016 (NR/NR)
1,515,000	4.500	05/01/2036	1,410,805
2,275,000	4.625	05/01/2046	1,974,638
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
670,000	4.700	05/01/2042	602,229
2,130,000	5.000	05/01/2052	1,910,163
Hammock Reserve Community Development District Special Assessment for Assessment Area One Project Series 2020 (NR/NR)
540,000	4.000	05/01/2040	452,753
860,000	4.000	05/01/2051	652,281
Hammock Reserve Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
525,000	3.375	05/01/2041	391,699
Harbor Bay Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
915,000	3.750	05/01/2034	789,457
Harbor Bay Community Development District Special Assessment RB Series 2019 A-1 (NR/NR)
2,010,000	3.875	05/01/2039	1,669,576
1,400,000	4.100	05/01/2048	1,104,209
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(c)
1,725,000	4.000	05/01/2031	1,726,385
1,335,000	4.250	05/01/2035	1,335,151
1,810,000	4.250	05/01/2039	1,740,533
Hawkstone Community Development District Special Assessment Area 1 RB Series 2019 (NR/NR)
640,000	3.875	11/01/2039	529,562
1,150,000	4.000	11/01/2051	872,940
Hawkstone Community Development District Special Assessment Area 2 RB Series 2019 (NR/NR)
200,000	4.000	11/01/2039	170,661
500,000	4.250	11/01/2051	397,251
Heritage Harbour North Community Development District Special Assessment Series 2014 (NR/NR)
700,000	5.000	05/01/2034	700,191
2,170,000	5.125	05/01/2045	2,066,188

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Heritage Harbour South Community Development District RB Refunding for Senior Lien Capital Improvement Series 2013 A-1 (NR/A)
$500,000	5.050%	05/01/2031	$ 502,828
500,000	5.150	05/01/2034	502,650
Heritage Lake Park Community Development District Special Assessment Series 2005 (NR/NR)
1,715,000	5.700	05/01/2036	1,718,288
Heritage Landing Community Development District Special Assessment Refunding Bonds Series 2015 (NR/BBB)
2,195,000	4.200	05/01/2031	2,177,763
1,995,000	4.350	05/01/2036	1,937,274
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000	3.625	05/01/2040	371,349
665,000	4.000	05/01/2050	506,453
Highlands Community Development District Special Assessment Bonds for Assessment Areas 3B and 5 Project Series 2018 (NR/NR)(c)
1,000,000	4.875	12/15/2038	949,602
1,000,000	5.000	12/15/2048	916,576
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
2,150,000	4.250	05/01/2036	2,048,095
Highlands Meadows II Community Development District Special Assessment Bonds for Assessment Area 7/7A Project Series 2019 (NR/NR)
590,000	4.375	11/01/2050	479,409
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(c)
1,065,000	4.000	05/01/2040	890,770
2,375,000	4.000	05/01/2050	1,808,761
Holly Hill Road East Community Development District Special Assessment for Area 3 Project Series 2020 (NR/NR)
180,000	5.000	11/01/2041	170,185
Hunters Ridge Community Development District No. 1 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)(c)
430,000	5.125	11/01/2049	399,423
Isles Bartram Park Community Development District Special Assessment Bonds Series 2017 (NR/NR)
980,000	5.000	11/01/2047	895,762
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
955,000	3.125	05/01/2041	681,033
2,605,000	4.000	05/01/2051	1,969,724
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
290,000	3.500	05/01/2040	225,449
470,000	3.750	05/01/2050	345,358
Kindred Community Development District Special Assessment Bond Series 2017 (NR/NR)
2,000,000	5.000	05/01/2048	1,838,622
Kingman Gate Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,340,000	4.000	06/15/2040	1,111,609

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
$1,060,000	4.000%	06/15/2050	$ 812,147
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
2,725,000	5.625	05/01/2053	2,509,371
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000	4.100	05/01/2051	203,936
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000	4.300	05/01/2051	259,287
Lakes of Sarasota Community Development District Special Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000	4.125	05/01/2031	828,931
Lakewood Park Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
325,000	3.625	05/01/2041	248,603
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
525,000	3.200	05/01/2030	462,933
525,000	3.750	05/01/2040	414,582
670,000	3.900	05/01/2050	500,430
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(c)
1,085,000	3.625	05/01/2040	849,593
2,500,000	3.875	05/01/2051	1,847,017
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000	3.850	05/01/2039	206,397
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
1,275,000	4.000	05/01/2050	966,487
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2013 A (NR/NR)
1,735,000	6.700	05/01/2033	1,743,262
4,710,000	7.000	05/01/2043	4,730,939
Lakewood Ranch Stewardship District Special Assessment RB for Country Club East Project Series 2014 (NR/NR)
6,295,000	5.600	05/01/2044	6,248,430
Lakewood Ranch Stewardship District Special Assessment RB for Cresswind Project Series 2019 (NR/NR)
530,000	4.400	05/01/2039	474,022
1,615,000	4.500	05/01/2049	1,357,763
Lakewood Ranch Stewardship District Special Assessment RB for Del Webb Project Series 2017 (NR/NR)(c)
1,000,000	5.000	05/01/2037	981,943
2,365,000	5.125	05/01/2047	2,213,574
Lakewood Ranch Stewardship District Special Assessment RB for Indigo Expansion Area Project Series 2019 (NR/NR)(c)
575,000	3.750	05/01/2039	471,274
Lakewood Ranch Stewardship District Special Assessment RB for Lake Club Phase 4 Project Series 2019 (NR/NR)
605,000	4.400	05/01/2039	541,101
700,000	4.500	05/01/2049	588,504

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB for Lakewood National & Polo Run Projects Series 2017 (NR/NR)
$1,125,000	4.625%	05/01/2027	$ 1,125,098
2,500,000	5.250	05/01/2037	2,503,636
5,815,000	5.375	05/01/2047	5,598,512
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000	5.000	05/01/2038	1,145,504
2,545,000	5.100	05/01/2048	2,365,122
Lakewood Ranch Stewardship District Special Assessment RB for North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000	5.450	05/01/2048	3,655,997
Lakewood Ranch Stewardship District Special Assessment RB for Villages of Lakewood Ranch South Project Series 2016 (NR/NR)
925,000	4.250	05/01/2026	914,943
5,015,000	5.000	05/01/2036	4,979,515
12,610,000	5.125	05/01/2046	11,771,175
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
1,735,000	2.500	05/01/2033	1,482,659
1,685,000	2.625	05/01/2037	1,336,869
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
585,000	4.000	05/01/2052	438,559
Lakewood Ranch Stewardship District Special Assessment Refunding for Northeast Sector Project - Phase 2B Series 2020 (NR/NR)(c)
2,100,000	3.750	05/01/2040	1,673,247
Lakewood Ranch Stewardship District Special Assessment The Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000	3.125	05/01/2041	459,156
925,000	4.000	05/01/2051	698,947
Lakewood Ranch Stewardship District The Isles at Lakewood Ranch Project Phase 1 Special Assessment Bonds Series 2019 (NR/NR)
1,160,000	4.700	05/01/2039	1,077,357
Landmark at Doral Community Development District Senior Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-1 (NR/A)
1,930,000	3.000	05/01/2035	1,652,648
1,990,000	3.000	05/01/2038	1,604,896
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
645,000	3.375	05/01/2030	578,482
895,000	4.000	05/01/2038	771,700
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
450,000	5.000	05/01/2042	418,835
1,400,000	5.125	05/01/2052	1,280,217
Lee County IDA Healthcare Facilities RB for Cypress Cover at Healthpark Project Series 2022A Tax Exempt Fixed Rate Bonds (NR/NR)
955,000	5.250	10/01/2052	826,605
4,250,000	5.250	10/01/2057	3,597,253

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
$1,430,000	4.000%	05/01/2031	$ 1,423,671
1,860,000	4.000	05/01/2036	1,806,872
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
1,610,000	4.400	05/01/2040	1,418,835
2,840,000	4.600	05/01/2051	2,382,636
Long Lake Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)
985,000	5.125	05/01/2048	915,716
1,775,000	5.125	05/01/2049	1,643,398
Longleaf Community Development District (NR/NR)
1,104,000	5.375	05/01/2030	1,089,800
Longleaf Community Development District Special Assessment Refunding Series 2005 (NR/NR)
2,930,000	5.400	05/01/2030	2,891,478
LT Ranch Community Development District Special Assessment Series 2019 (NR/NR)
3,800,000	4.000	05/01/2050	2,883,156
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000	3.250	05/01/2031	2,306,150
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
835,000	3.450	05/01/2041	630,100
Lucerne Park Community Development District Special Assessment Bonds Series 2019 (NR/NR)
855,000	4.625	05/01/2039	783,085
1,340,000	4.750	05/01/2050	1,159,670
Lynwood Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,755,000	4.000	06/15/2039	1,491,078
2,920,000	4.375	06/15/2049	2,394,066
Mandarin Grove Community Development District Special Assessment Bonds Series 2022 (NR/NR)(c)
2,000,000	6.625	05/01/2053	2,026,195
Marshall Creek Community Development District Special Assessment Refunding Series 2015 A (NR/NR)
1,650,000	5.000	05/01/2032	1,643,177
McJunkin Parkland Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
2,800,000	5.125	11/01/2038	2,765,443
4,750,000	5.250	11/01/2049	4,488,763
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2005 (NR/NR)(b)
880,000	5.250	06/18/2014	60,236
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B (NR/NR)(b)
1,380,000	6.150	06/12/2012	117,852
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2014 A (NR/NR)
500,000	7.250	05/01/2035	509,636

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005 (NR/NR)(b)
$1,075,000	5.250%	06/12/2012	$ 80,195
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
530,000	3.750	05/01/2052	374,785
900,000	4.000	05/01/2052	675,467
Mediterranea Community Development District Special Assessment Refunding & Improvement Bonds for Area Two Project Series 2017 (NR/NR)
1,000,000	4.750	05/01/2037	945,520
1,700,000	5.000	05/01/2048	1,562,829
Miami RB Refunding for Miami Tunnel Project Series 2012 (Aa3/NR)(c)
1,165,000	5.000	03/01/2030	1,168,224
Miami World Center Community Development District Special Assessment Bonds Series 2017 (NR/NR)
160,000	4.000	11/01/2023	159,672
600,000	4.750	11/01/2027	603,257
4,000,000	5.125	11/01/2039	3,921,969
4,135,000	5.250	11/01/2049	3,947,211
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(c)
1,585,000	5.250	07/01/2052	1,364,169
2,000,000	5.500	07/01/2061	1,713,578
Midtown Miami Community Development District Special Assessment RB Refunding for Parking Garage Project Series 2014 A (NR/NR)
3,440,000	5.000	05/01/2029	3,434,944
3,515,000	5.000	05/01/2037	3,427,135
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
2,890,000	3.250	05/01/2032	2,472,792
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,875,000	3.500	05/01/2041	1,407,835
2,455,000	4.000	05/01/2051	1,856,303
Miranda II Community Development District Capital Improvement RB Series 2022 (NR/NR)
1,090,000	5.600	05/01/2042	1,079,752
1,725,000	5.750	05/01/2053	1,707,309
Miromar Lakes Community Development District RB Refunding for Capital Improvement Series 2015 (NR/NR)
1,540,000	5.000	05/01/2028	1,550,928
1,200,000	5.000	05/01/2035	1,186,309
Naples Reserve Community Development District Special Assessment Bonds Series 2014 (NR/NR)
740,000	5.250	11/01/2035	742,796
1,225,000	5.625	11/01/2045	1,227,538
Naples Reserve Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,185,000	5.125	11/01/2048	1,113,298
New Port Tampa Bay Community Development District Special Assessment Bonds Series 2021 (NR/NR)
1,250,000	3.875	05/01/2041	988,965
2,250,000	4.125	05/01/2052	1,728,618

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(c)
$815,000	3.500%	05/01/2038	$ 699,967
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/NR)(c)
30,000	3.500	05/01/2031	26,609
100,000	4.000	05/01/2038	86,011
New River Community Development District Special Assessment Series 2006 B (NR/NR)*
3,260,000	5.000	05/01/2013	33
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
1,200,000	3.375	11/01/2041	890,579
2,350,000	4.000	11/01/2051	1,772,054
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(c)
1,800,000	5.625	05/01/2052	1,698,929
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
465,000	3.625	05/01/2040	361,356
Old Hickory Community Development District Special Assessment Bonds Series 2020 (NR/NR)
340,000	4.000	06/15/2040	286,269
Orange Blossom Ranch Community Development District Special Assessment Bonds Series 2019 (NR/NR)
2,200,000	4.850	05/01/2039	2,066,983
3,625,000	5.000	05/01/2049	3,323,520
Orlando Florida Community Redevelopment Agency Tax Increment RB Refunding for Conroy Road District Series 2012 (NR/NR)
1,680,000	5.000	04/01/2024	1,681,633
1,005,000	5.000	04/01/2026	1,005,669
Osceola Chain Lakes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
840,000	4.000	05/01/2040	703,125
905,000	4.000	05/01/2050	689,233
Osceola County Rolling Oaks Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,680,000	5.375	11/01/2038	1,673,602
3,300,000	5.500	11/01/2049	3,209,755
Osceola Village Center Community Development District Special Assessment Bond Series 2021 (NR/NR)(c)
410,000	4.000	05/01/2051	310,014
Palm Beach County Health Facilities Authority Hospital RB for Jupiter Medical Center Project 2022 Series A (BBB-/NR)
1,700,000	5.000	11/01/2047	1,711,150
Palm Beach County Health Facilities Authority RB Anticipation Notes for Green Cay Life Plan Village Project Series 2022A (NR/NR)(c)
7,075,000	11.500	07/01/2027	6,855,076
Palm Beach County Health Facilities Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,700,000	4.000	05/15/2053	1,797,196
2,175,000	5.000	05/15/2053	1,759,467

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
$1,650,000	4.000%	06/01/2036	$ 1,379,847
1,700,000	4.250	06/01/2056	1,238,504
Palm Coast Park Community Development District Special Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000	4.300	05/01/2050	943,825
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018 A-1 (NR/A)
400,000	4.000	11/01/2038	381,043
3,290,000	4.200	11/01/2048	3,044,199
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2016 (NR/A)
3,155,000	3.750	05/01/2031	3,092,356
2,140,000	4.000	05/01/2036	2,089,499
Palm Glades Community Development District Special Assessment Refunding Bonds Series 2017 (NR/BBB-)
595,000	4.000	05/01/2027	582,257
2,380,000	5.000	05/01/2039	2,322,718
Panther Trace II Community Development District Special Assessment RB Refunding Series 2014 (AGM) (NR/AA)
530,000	4.125	05/01/2035	540,537
Parkland Preserve Community Development District Special Assessment RB Series 2019 A (NR/NR)
1,855,000	5.250	05/01/2039	1,825,113
5,095,000	5.375	05/01/2050	4,870,464
Parkland Preserve Community Development District Special Assessment RB Series 2019 B (NR/NR)
235,000	5.500	11/01/2032	235,637
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
800,000	4.000	05/01/2051	604,905
Parkway Center Community Development District Special Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000	4.700	05/01/2049	2,170,142
Parkway Center Community Development District Special Assessment Refunding Series 2018-1 (NR/BBB)
800,000	4.375	05/01/2031	783,692
1,065,000	4.500	05/01/2034	1,041,846
Parrish Plantation Community Development District Special Assessment Bonds Series 2021 (NR/NR)
795,000	3.500	05/01/2041	613,640
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
1,400,000	4.000	05/01/2052	1,050,986
Paseo Community Development District Capital Improvement RB Refunding Series 2018 (NR/A-)
3,190,000	4.375	05/01/2036	3,105,554
Pine Isle Community Development District Special Assessment Bonds Series 2021 (NR/NR)(c)
1,000,000	3.250	12/15/2041	726,762

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-2 (NR/NR)
$650,000	3.300%	05/01/2030	$ 578,177
695,000	3.750	05/01/2037	575,325
Pinellas County Industrial Development Authority RB for Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project Series 2019 (NR/NR)
1,000,000	5.000	07/01/2039	957,305
Portico Community Development District Special Assessment Bonds Series 2020-2 (NR/NR)
555,000	3.625	05/01/2040	431,296
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
1,915,000	3.500	05/01/2037	1,538,229
Portofino Isles Community Development District Special Assessment RB Refunding Series 2013 (NR/BBB)
2,795,000	4.750	05/01/2033	2,797,852
Preserve at South Branch Community Development District Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000	5.375	11/01/2049	998,860
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
250,000	4.000	11/01/2039	212,789
1,205,000	4.000	11/01/2050	918,746
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
750,000	3.500	05/01/2041	574,521
Reunion East Community Development District (NR/NR)*
2,170,000	7.200	05/01/2022	22
Reunion East Community Development District Special Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000	5.000	05/01/2033	6,877,569
Reunion West Community Development District Special Assessment Bonds for Assessment Area 5 Project Series 2019 (NR/NR)
470,000	4.500	05/01/2039	423,034
1,520,000	4.625	05/01/2050	1,287,866
Rhodine Road North Community Development District Special Assessment Bonds Series 2019 (NR/NR)
825,000	4.500	05/01/2040	738,580
825,000	4.750	05/01/2050	715,343
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,000,000	4.000	05/01/2052	750,595
Ridge at Apopka Community Development District Special Assessment Bonds Series 2022 (NR/NR)
850,000	5.375	05/01/2042	818,028
2,150,000	5.500	05/01/2052	2,047,271
River Glen Community Development District Special Assessment Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000	3.375	05/01/2041	746,093
2,400,000	4.000	05/01/2051	1,814,716
River Hall Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000	3.625	05/01/2040	800,424
1,000,000	3.875	05/01/2051	743,799

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
River Landing Community Development District Special Assessment Series 2020 A (NR/NR)
$1,100,000	4.350%	05/01/2051	$ 885,227
River Landing Community Development District Special Assessment Series 2020 B (NR/NR)
1,005,000	4.250	11/01/2035	891,272
Rivers Edge II Community Development District Special Assessment Bond Series 2021 (NR/NR)
1,040,000	3.500	05/01/2041	780,879
910,000	4.000	05/01/2051	688,080
Rivers Edge III Community Development District Special Assessment Bond Series 2021 (NR/NR)(c)
775,000	3.500	05/01/2041	581,905
905,000	4.000	05/01/2051	684,299
Rolling Oaks Community Development District Special Assessment Bonds Series 2022 (NR/NR)(c)
1,350,000	6.500	05/01/2053	1,359,930
Rustic Oaks Community Development District Capital Improvement RB Series 2022 (NR\NR)
2,435,000	3.450	05/01/2042	1,843,532
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2020 (NR/NR)
320,000	4.000	06/15/2040	269,650
780,000	4.000	06/15/2050	596,850
Saddle Creek Preserve of Polk County Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,315,000	4.000	12/15/2051	991,867
Saltmeadows Community Development District Special Assessment Bonds Series 2022 (NR/NR)
900,000	5.500	05/01/2053	867,803
San Simeon Community Development District Special Assessment Bonds Series 2019 (NR/NR)(c)
1,410,000	4.125	06/15/2039	1,192,359
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
700,000	4.000	11/01/2051	527,838
Sandmine Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)
650,000	6.000	11/01/2052	649,038
Sandmine Road Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(c)
375,000	3.125	05/01/2030	329,599
980,000	3.625	05/01/2040	766,151
950,000	3.750	05/01/2050	695,510
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
4,350,000	4.000	07/01/2048	3,887,086
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
2,880,000	4.125	05/01/2041	2,419,353
2,555,000	4.250	05/01/2053	2,004,658

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
$620,000	3.750%	05/01/2040	$ 487,385
1,250,000	4.000	05/01/2051	945,165
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,585,000	4.500	05/01/2042	1,386,088
3,155,000	4.625	05/01/2053	2,639,105
Seminole County Industrial Development Authority RB for The Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)(c)
315,000	4.000	06/15/2036	267,018
425,000	4.000	06/15/2041	341,097
1,195,000	4.000	06/15/2051	878,508
1,105,000	4.000	06/15/2056	782,758
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
900,000	5.300	10/01/2037	886,823
Shell Point Community Development District Special Assessment Bonds Series 2019 (NR/NR)(c)
2,200,000	5.250	11/01/2039	2,156,374
2,815,000	5.375	11/01/2049	2,690,710
Sherwood Manor Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
3,800,000	5.250	11/01/2049	3,567,330
Shingle Creek Community Development District Special Assessment Bonds Series 2019 (NR/NR)
4,000,000	5.000	05/01/2049	3,667,333
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
1,800,000	4.000	05/01/2052	1,351,268
Six Mile Creek Community Development District Capital Improvement RB Series 2021 (NR/NR)
655,000	4.000	05/01/2052	491,711
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
1,325,000	3.500	05/01/2041	992,392
1,125,000	4.000	05/01/2051	850,648
Six Mile Creek Community Development District Special Assessment Refunding for Area 2 Phase 3A Project Series 2020 (NR/NR)
310,000	4.125	11/01/2040	263,003
950,000	4.250	11/01/2050	754,605
South Fork III Community Development District Parcels V and W Special Assessment Bonds Series 2019 (NR/NR)(c)
2,100,000	5.125	11/01/2039	2,041,045
3,480,000	5.250	11/01/2049	3,270,349
South Fork III Community Development District Special Assessment RB Refunding Series 2018 (NR/NR)
1,310,000	5.000	05/01/2038	1,277,310
2,505,000	5.375	05/01/2049	2,395,293
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
330,000	4.125	11/01/2040	299,239
South Village Community Development District Capital Improvement and Special Assessment Refunding Senior Lien Series 2016 A-1 (NR/A)
770,000	3.500	05/01/2032	745,993
485,000	3.625	05/01/2035	461,297
1,695,000	3.750	05/01/2038	1,543,778

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
South Village Community Development District Capital Improvement and Special Assessment Refunding Subordinate Lien Series 2016 A-2 (NR/NR)
$475,000	4.875%	05/01/2035	$ 463,253
95,000	5.000	05/01/2038	92,608
South-Dade Venture Community Development District Special Assessment RB Refunding Series 2013 (NR/NR)
2,010,000	5.250	05/01/2034	2,024,379
Southern Groves Community Development District No. 5 Special Assessment Bond Series 2021 (NR/NR)
1,135,000	3.125	05/01/2041	802,192
830,000	4.000	05/01/2048	641,503
Southern Groves Community Development District No. 5 Special Assessment Refunding Series 2019 (NR/NR)
365,000	3.600	05/01/2034	310,323
600,000	4.000	05/01/2043	486,406
Southern Groves Community Development District No. 5 Special Assessment Series 2020 (NR/NR)
425,000	4.300	05/01/2040	369,757
180,000	4.500	05/01/2046	153,019
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-1 (NR/NR)*
3,230,000	5.800	05/01/2035	2,900,652
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2011 A-2 (NR/NR)*
2,640,000	5.800	05/01/2035	1,772,474
Spencer Creek Community Development District Special Assessment RB Series 2019 (NR/NR)
425,000	4.375	05/01/2029	417,457
1,000,000	5.000	05/01/2039	967,052
1,750,000	5.250	05/01/2049	1,650,891
Spring Lake Community Development District Special Assessment for Assessment Area Two Project Series 2017 (NR/NR)(c)
1,245,000	5.125	11/01/2037	1,225,235
1,785,000	5.250	11/01/2047	1,690,172
Spring Ridge Community Development District Special Assessment RB Series A-1 (NR/NR)
1,030,000	4.800	05/01/2035	984,962
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
700,000	4.000	12/15/2041	546,104
475,000	4.000	12/15/2046	350,246
700,000	4.000	12/15/2050	500,291
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
7,475,000	4.000	08/01/2055	6,478,937
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
2,220,000	4.000	05/01/2052	1,666,151

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Sterling Hill Community Development District RB for Capital Improvement Series 2003 B (NR/NR)*
$418,112	5.500%	11/01/2010	$ 225,781
Stonegate Community Development District Special Assessment Refunding Bonds Series 2013 (NR/NR)
2,135,000	5.000	05/01/2034	2,135,335
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(c)
900,000	4.000	11/01/2051	678,980
Stoneybrook Community Development District Tax Exempt Special Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,750,000	4.300	05/01/2052	1,595,261
Stoneybrook North Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
875,000	6.375	11/01/2052	887,735
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000	4.500	06/15/2039	994,859
1,100,000	4.625	06/15/2049	939,420
Stoneybrook South Community Development District Special Assessment Bonds Refunding for Assessment Area Two-A Project Series 2014 (NR/NR)
1,750,000	5.125	11/01/2034	1,759,788
3,495,000	5.500	11/01/2044	3,461,899
Stoneybrook South Community Development District Special Assessment RB Refunding for Assessment Area One Project Series 2013 (NR/NR)
2,435,000	6.500	05/01/2039	2,445,947
Stoneybrook South Community Development District Special Assessment Series 2020 (NR/NR)(c)
1,500,000	3.750	12/15/2050	1,094,435
Storey Creek Community Development District Special Assessment Bonds for Assessment Area One Project Series 2019 (NR/NR)
420,000	4.000	12/15/2039	354,970
860,000	4.125	12/15/2049	674,346
Storey Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
575,000	5.200	06/15/2042	554,616
925,000	5.375	06/15/2052	878,483
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
1,000,000	4.000	06/15/2052	755,254
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(c)
325,000	3.300	06/15/2041	240,210
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(c)
400,000	3.750	06/15/2029	373,955
Storey Park Community Development District Special Assessment Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000	5.150	06/15/2052	917,887
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
925,000	4.000	05/01/2052	694,401

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
$895,000	3.750%	05/01/2040	$ 707,762
1,185,000	4.000	05/01/2050	902,477
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2021 (NR/NR)
440,000	3.400	05/01/2041	324,598
295,000	4.000	05/01/2051	223,059
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
705,000	3.750	05/01/2040	564,202
875,000	4.000	05/01/2051	661,615
Sunbridge Stewardship District Special Assessment RB for Weslyn Park Project Series 2022 (NR/NR)
1,000,000	5.200	05/01/2042	938,465
1,800,000	5.350	05/01/2052	1,674,358
Sunbridge Stewardship District Special Assessment RB Series 2022 (NR/NR)
1,550,000	5.500	05/01/2052	1,499,460
Sweetwater Creek Community Development District Capital Improvement Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,630,000	4.000	05/01/2038	1,405,831
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
785,000	3.750	05/01/2026	759,639
1,550,000	4.000	05/01/2033	1,427,264
Talis Park Community Development District Capital Improvement RB Series 2013 (NR/NR)
1,365,000	5.250	11/01/2034	1,367,898
2,350,000	6.000	11/01/2044	2,362,018
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
715,000	3.375	05/01/2041	533,456
Tapestry Community Development District Special Assessment RB Series 2016 (NR/NR)
1,110,000	4.800	05/01/2036	1,065,250
1,715,000	5.000	05/01/2046	1,585,967
Tern Bay Community Development District Special Assessment Bonds Series 2022 (NR\NR)
3,250,000	4.000	06/15/2042	2,661,834
6,000,000	4.000	06/15/2052	4,500,931
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
2,050,000	3.300	12/15/2041	1,503,638
Timber Creek Southwest Community Development District Special Assessment Bonds Series 2020 (NR/NR)
1,000,000	4.000	06/15/2040	841,461
Tison’s Landing Community Development District Special Assessment RB Refunding & Improvement Bonds Senior Series 2016 A-1 (NR/A+)
690,000	3.375	05/01/2032	655,381
1,345,000	3.600	05/01/2037	1,228,696

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
$615,000	4.000%	05/01/2051	$ 465,021
Tolomato Community Development District Special Assessment GO Refunding Bonds Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,760,000	3.750	05/01/2040	1,604,998
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 A-2 (NR/NR)(c)
375,000	5.625	05/01/2040	378,959
Tolomato Community Development District Special Assessment GO Refunding Bonds Subordinate Lien Series 2018 B-2 (NR/NR)
300,000	5.125	05/01/2039	294,174
Tolomato Community Development District Special Assessment RB Refunding Series 2019 A-2 (NR/NR)
1,160,000	4.250	05/01/2037	1,055,059
Tolomato Community Development District Special Assessment Refunding Bonds Series 2019 C (NR/NR)(c)
8,310,000	4.400	05/01/2040	7,440,241
Toscana Isles Community Development District Special Assessment RB Series 2014 (NR/NR)
225,000	5.750	11/01/2027	231,705
1,955,000	6.250	11/01/2044	2,032,421
Toscana Isles Community Development District Special Assessment RB Series 2018 (NR/NR)
2,645,000	5.375	11/01/2039	2,634,643
5,390,000	5.500	11/01/2049	5,244,057
Touchstone Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,560,000	4.625	06/15/2038	1,452,032
2,440,000	4.750	06/15/2048	2,147,353
Touchstone Community Development District Special Assessment Bonds Series 2019 (NR/NR)
550,000	4.000	12/15/2040	461,946
1,145,000	4.125	12/15/2049	904,184
Town of Davie RB Refunding for Nova Southeastern University, Inc. Series 2018 (Baa1/A-)
10,000,000	5.000	04/01/2048	10,062,295
Towne Park Community Development District Special Assessment Area 3B Project Series 2019 (NR/NR)
1,085,000	4.625	05/01/2050	920,824
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(c)
525,000	3.625	05/01/2040	423,170
1,000,000	4.000	05/01/2051	756,132
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
1,700,000	3.000	05/01/2041	1,188,270
1,300,000	4.000	05/01/2052	975,674
Trevesta Community Development District Special Assessment Area 1 Phase 2 Project Series 2018 (NR/NR)(c)
975,000	5.375	11/01/2049	931,691

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(c)
$875,000	3.750%	05/01/2040	$ 690,970
750,000	4.000	05/01/2051	567,099
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
700,000	3.500	11/01/2041	526,240
700,000	4.000	11/01/2050	531,848
Triple Creek Community Development District Special Assessment Series 2017 A (NR/NR)
940,000	5.250	11/01/2027	948,524
2,735,000	6.125	11/01/2046	2,764,320
Triple Creek Community Development District Special Assessment Series 2018 A (NR/NR)(c)
785,000	4.700	11/01/2029	780,878
1,525,000	5.125	11/01/2038	1,484,729
2,165,000	5.375	11/01/2048	2,067,473
Triple Creek Community Development District Special Assessment Series 2019 A (NR/NR)
1,000,000	4.625	05/01/2039	915,889
1,995,000	4.750	05/01/2050	1,723,878
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2017 (NR/NR)(c)
4,625,000	4.750	11/01/2048	4,031,100
TSR Community Development District Special Assessment Bonds for Northwest Assessment Area Series 2018 (NR/NR)
1,200,000	5.000	11/01/2039	1,159,707
1,850,000	5.125	11/01/2049	1,709,791
TSR Community Development District Special Assessment RB for 2016 Project Series 2016 (NR/NR)
1,140,000	4.000	11/01/2027	1,110,478
3,160,000	4.625	11/01/2037	2,943,650
2,790,000	4.750	11/01/2047	2,444,383
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
900,000	4.000	11/01/2050	683,805
TSR Community Development District Special Assessment RB for Village 4 Project Series 2015 A (NR/NR)
2,420,000	5.625	11/01/2045	2,422,218
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
1,400,000	4.000	05/01/2052	1,050,986
Tuckers Pointe Community Development District Special Assessment Revenue Note Series 2022 (NR\NR)
4,200,000	3.625	05/01/2032	3,690,224
Turnbull Creek Community Development District Senior Special Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000	4.375	05/01/2035	2,246,863
Two Creeks Community Development District RB Refunding for Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,700,000	3.500	05/01/2032	1,640,540
2,545,000	3.625	05/01/2037	2,327,559
Two Creeks Community Development District RB Refunding for Capital Improvement Subordinate Lien Series 2016 A-2 (NR/NR)
615,000	4.750	05/01/2037	581,469

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Two Lakes Community Development District Special Assessment Expansion Area Series 2019 (NR/NR)
$2,300,000	3.750%	12/15/2039	$ 1,870,933
3,505,000	4.000	12/15/2049	2,688,668
Two Lakes Community Development District Special Assessment Series 2017 (NR/NR)(c)
1,000,000	5.000	12/15/2032	993,783
1,705,000	5.000	12/15/2037	1,663,768
5,330,000	5.000	12/15/2047	4,909,017
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,850,000	5.250	05/01/2052	1,721,959
Two Rivers West Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,600,000	6.000	05/01/2043	1,588,703
2,545,000	6.250	05/01/2053	2,524,198
Union Park East Community Development District Capital Improvement RB for Assessment Area One Series 2017 A-1 (NR/NR)(c)
2,415,000	5.500	11/01/2047	2,363,172
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
2,800,000	3.375	05/01/2045	2,343,881
V-Dana Community Development District Special Assessment for Assessment Area One Series 2020 (NR/NR)(c)
1,400,000	4.000	05/01/2051	1,058,584
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
2,760,000	4.000	05/01/2052	2,071,944
Venetian Parc Community Development District Special Assessment Area One Project Series 2013 (NR/NR)
320,000	6.000	11/01/2027	332,555
2,050,000	6.500	11/01/2043	2,207,516
Venetian Parc Community Development District Special Assessment Area Two Project Series 2013 (NR/NR)
450,000	6.375	11/01/2027	461,706
2,295,000	7.125	11/01/2044	2,362,397
Ventana Community Development District Special Assessment RB Series 2018 (NR/NR)(c)
4,655,000	5.125	05/01/2049	4,325,618
Veranda Community Development District II Special Assessment Area 1 Gardens East Project Series 2018 A (NR/NR)
1,000,000	5.000	11/01/2039	966,670
1,700,000	5.125	11/01/2049	1,573,075
Veranda Community Development District II Special Assessment Area 2 Preserve West Project Series 2018 A (NR/NR)
980,000	5.000	11/01/2039	947,337
1,590,000	5.125	11/01/2049	1,471,287
Veranda Community Development District II Special Assessment Area 3 4 & 5 Series 2018 B (NR/NR)
1,215,000	5.875	11/01/2032	1,227,890
Veranda Community Development District II Special Assessment Refunding for Veranda Estates Project Series 2021 (NR/NR)(c)
350,000	3.600	05/01/2041	266,740

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(c)
$550,000	3.600%	05/01/2041	$ 419,164
890,000	4.000	05/01/2051	672,957
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
4,355,000	4.000	05/01/2031	4,091,327
1,700,000	4.125	05/01/2034	1,564,012
1,000,000	4.250	05/01/2037	895,769
Verano #1 Community Development District Senior Special Assessment Refunding for Community Infrastructure Project Series 2017 A-1 (NR/BBB)(c)
1,980,000	4.000	05/01/2031	1,937,003
2,940,000	4.000	05/01/2037	2,764,702
Verano #1 Community Development District Special Assessment Bonds for District #1 Project Series 2015 (NR/NR)
735,000	5.125	11/01/2035	730,018
990,000	5.250	11/01/2046	939,778
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,000,000	6.625	11/01/2052	1,025,265
Verano No. 2 Community Development District Special Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	221,743
1,700,000	4.000	05/01/2050	1,293,761
Verano No. 2 Community Development District Special Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000	4.000	05/01/2040	309,604
2,015,000	4.000	05/01/2050	1,534,591
Verano No. 2 Community Development District Special Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000	4.000	05/01/2040	221,744
1,740,000	4.000	05/01/2050	1,325,155
Viera East Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
1,625,000	2.600	05/01/2034	1,339,231
Viera Stewardship District Special Assessment RB Series 2021 (NR/NR)
1,630,000	3.125	05/01/2041	1,162,392
1,590,000	4.000	05/01/2053	1,188,529
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
1,000,000	3.750	05/01/2037	827,806
Village Community Development District No. 10 Special Assessment RB Series 2014 (NR/NR)
3,905,000	6.000	05/01/2044	3,918,470
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
9,615,000	3.700	05/01/2050	7,039,794
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(c)
4,135,000	3.250	05/01/2040	3,088,739
9,185,000	3.500	05/01/2051	6,427,147

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District Special Assessment RB Series 2021 (NR/NR) (NR/NR)
$4,425,000	3.250%	05/01/2052	$ 2,849,512
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
1,150,000	5.250	05/01/2053	1,070,896
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
1,130,000	4.000	05/01/2052	848,667
Villamar Community Development District Special Assessment Bonds Series 2019 (NR/NR)
885,000	4.625	05/01/2039	810,562
1,355,000	4.875	05/01/2050	1,194,488
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
555,000	3.750	05/01/2040	438,892
1,000,000	4.000	05/01/2051	756,132
Vizcaya In Kendall Community Development District Special Assessment Bonds Series 2016 (NR/BBB-)
1,000,000	3.750	11/01/2031	935,810
1,000,000	4.000	11/01/2036	925,490
1,300,000	4.125	11/01/2046	1,136,044
Waterford Landing Community Development District Capital Improvement RB Series 2014 (NR/NR)
2,560,000	5.500	05/01/2034	2,572,108
3,810,000	5.750	05/01/2044	3,818,784
Watergrass Community Development District II Special Assessment Bonds Series 2018 (NR/NR)
4,040,000	5.250	05/01/2049	3,809,083
Waters Edge Community Development District Pasco County Capital Improvement RB Refunding Senior Lien Series 2015 A-1 (NR/BBB+)
3,230,000	4.200	05/01/2036	3,082,616
Waterset Central Community Development District Special Assessment Bonds Series 2018 (NR/NR)(c)
1,640,000	5.125	11/01/2038	1,604,407
2,800,000	5.250	11/01/2049	2,634,977
Waterset North Community Development District Special Assessment RB Series 2014 (NR/NR)
1,210,000	5.125	11/01/2035	1,210,641
1,945,000	5.500	11/01/2045	1,918,151
Wesbridge Community Development District Special Assessment Series 2019 (NR/NR)
1,215,000	4.250	11/01/2049	976,477
West Port Community Development District Special Assessment Area Two Series 2020 (NR/NR)(c)
570,000	3.625	05/01/2041	437,636
1,545,000	4.000	05/01/2051	1,169,060
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
550,000	5.250	05/01/2052	508,277
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
1,445,000	3.400	05/01/2041	1,072,720

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Special Assessment RB for Neighborhood Infrastructure Series 2022 (NR/NR)
$475,000	5.375%	05/01/2042	$ 463,260
1,350,000	5.500	05/01/2053	1,294,240
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
2,340,000	4.750	05/01/2039	2,177,035
3,790,000	5.000	05/01/2050	3,454,176
Westside Community Development District Special Assessment RB for Solara Phase 1 Assessment Area Series 2018 (NR/NR)(c)
480,000	5.000	05/01/2038	467,766
600,000	5.200	05/01/2048	565,270
Westside Community Development District Special Assessment RB for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000	4.625	05/01/2039	906,730
1,590,000	4.850	05/01/2049	1,406,903
Westside Community Development District Special Assessment RB Refunding Series 2019 (NR/NR)(c)
800,000	4.100	05/01/2037	704,676
795,000	4.125	05/01/2038	695,037
Westside Community Development District Special Assessment RB Series 2019 (NR/NR)
1,200,000	5.000	05/01/2039	1,160,462
2,000,000	5.200	05/01/2050	1,863,654
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,650,000	4.000	05/01/2052	1,235,317
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
1,150,000	6.000	06/15/2052	1,148,373
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
1,100,000	5.750	05/01/2052	1,101,450
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
1,175,000	4.000	05/01/2052	882,077
Winding Cypress Community Development District Phase 3 Assessment Area Special Assessment Bonds Series 2019 (NR/NR)
970,000	5.000	11/01/2049	877,480
Winding Cypress Community Development District Special Assessment Phase 1 and Phase 2 Assessment Area Series 2015 (NR/NR)
1,770,000	5.000	11/01/2045	1,648,251
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
1,260,000	4.250	05/01/2052	990,165
Windward Community Development District Special Assessment Series 2020 A-1 (NR/NR)
1,400,000	4.400	11/01/2035	1,283,014
625,000	4.250	05/01/2040	540,291
500,000	4.500	05/01/2051	412,794

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Wiregrass Community Development District Capital Improvement RB Series 2014 (NR/NR)
$380,000	5.375%	05/01/2035	$ 382,658
3,020,000	5.625	05/01/2045	3,027,282
Wiregrass Community Development District Capital Improvement RB Series 2016 (NR/NR)
780,000	4.875	05/01/2036	754,029
1,445,000	5.000	05/01/2047	1,332,149
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
1,585,000	3.700	05/01/2040	1,259,469
1,960,000	3.875	05/01/2050	1,441,458
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
575,000	3.375	05/01/2041	426,309
910,000	4.000	05/01/2051	689,339

			1,210,859,539

Georgia – 0.8%
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 A-1 (A1/A)
1,500,000	5.250	07/01/2040	1,549,233
Atlanta Development Authority RB for New Downtown Atlanta Stadium Project Senior Lien Series 2015 B (A2/A-)
1,000,000	4.000	07/01/2040	983,230
Burke County Development Authority Pollution Control RB Fifth Series 1995 (BBB+/A-2/A-)
1,875,000	2.200	10/01/2032	1,542,076
Gainesville & Hall County Development Authority RB Refunding for Riverside Military Academy Series 2017 (NR/NR)
900,000	5.125	03/01/2052	644,141
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
5,000,000	4.000	01/01/2054	3,844,862
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/NR)(c)
940,000	3.625	01/01/2031	819,514
940,000	5.000	01/01/2036	859,323
3,130,000	5.000	01/01/2054	2,488,327
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
6,650,000	5.000	05/15/2043	6,650,320
24,850,000	5.000	05/15/2049	24,290,599
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4 Project Series 2019 A (Baa1/A)
1,000,000	5.000	01/01/2034	1,055,893
5,000,000	5.000	01/01/2039	5,097,023
10,000,000	5.000	01/01/2049	9,819,120
Rockdale County Development Authority RB Refunding for Pratt Paper LLC Project Series 2018 (AMT) (NR/NR)(c)
3,500,000	4.000	01/01/2038	3,164,789

			62,808,450

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – 0.4%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(g)
$610,000	5.125%	10/01/2034	$ 599,562
220,000	5.250	10/01/2035	215,694
510,000	5.250	10/01/2036	496,029
300,000	5.375	10/01/2040	289,186
975,000	5.375	10/01/2043	934,002
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (AGM) (Baa2/NR)
1,265,000	6.125	10/01/2043	1,290,566
Antonio B Won Pat International Airport Authority RB Refunding Series 2013 C (AMT) (Baa2/NR)
1,230,000	6.375	10/01/2043	1,257,089
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,500,000	3.839	10/01/2036	1,220,162
1,925,000	4.460	10/01/2043	1,499,999
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
6,240,000	5.000	02/01/2040	6,095,761
Guam Government Limited Obligation RB Section 30 Series 2016 A (NR/BB)
500,000	5.000	12/01/2031	516,892
Guam Waterworks Authority RB for Water & Wastewater System Series 2016 (Baa2/A-)
13,300,000	5.000	01/01/2046	13,086,096
Guam Waterworks Authority RB for Water & Wastewater System Series 2020 A (Baa2/A-)
1,540,000	5.000	01/01/2050	1,526,265
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
960,000	5.000	07/01/2035	979,201
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000	5.000	07/01/2048	2,539,270
Territory of Guam Hotel Occupancy Tax RB Refunding Series 2021 A (Ba1/NR)
1,000,000	5.000	11/01/2035	1,042,100

			33,587,874

Hawaii – 0.1%
Hawaii State Department of Budget & Finance RB Refunding for Hawaiian Electric Co., Inc. Series 2019 (Baa1/NR)
6,000,000	3.200	07/01/2039	4,881,261
Kauai County Community Facilities District No. 2008-1 Special Tax RB for Kukui’ula Development Series 2019 (NR/NR)
675,000	5.000	05/15/2044	672,068
2,750,000	5.000	05/15/2049	2,686,814

			8,240,143

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – 8.2%
Chicago Board of Education GO Bonds for Build America Bonds Series 2009 E (Ba3/BB)
$1,400,000	5.382%	12/01/2023	$ 1,383,569
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2016 (NR/NR)
16,000,000	6.000	04/01/2046	16,591,275
Chicago Illinois Board of Education Dedicated Capital Improvement Series 2017 (NR/NR)
1,700,000	5.000	04/01/2042	1,701,743
1,625,000	5.000	04/01/2046	1,598,671
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
9,125,000	0.000	12/01/2029	6,841,312
6,905,000	0.000	12/01/2030	4,932,660
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
125,000	0.000	12/01/2029	93,717
Chicago Illinois Board of Education GO Bonds Series 2017 A (NR/BB)(c)
5,500,000	7.000	12/01/2046	5,957,952
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
22,095,000	0.000	12/01/2031	15,012,726
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
8,965,000	5.500	12/01/2029	9,577,866
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Dedicated Alternate Revenues Series 2015 C (NR/BB)
20,125,000	5.250	12/01/2035	20,136,624
10,410,000	5.250	12/01/2039	10,363,196
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2005 A (AMBAC) (Ba3/BB)
2,300,000	5.500	12/01/2030	2,475,475
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
13,525,000	6.038	12/01/2029	12,678,768
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2012 B (Ba3/BB)
9,025,000	4.000	12/01/2035	8,259,342
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
54,375,000	7.000	12/01/2044	57,573,620
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
61,035,000	6.500	12/01/2046	64,330,774
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
1,250,000	5.000	12/01/2030	1,313,215
1,025,000	5.000	12/01/2031	1,074,825
1,000,000	5.000	12/01/2032	1,046,552
1,250,000	5.000	12/01/2034	1,290,695
1,000,000	5.000	12/01/2035	1,026,737
Chicago Illinois Capital Appreciation Refunding & Project Series 2009 C (Ba1/BBB+)(f)
11,545,000	0.000	01/01/2032	7,765,867

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15 Series 2005 D (Ba1/WR/BBB+)
$1,800,000	5.500%	01/01/2037	$ 1,826,725
Chicago Illinois GO Bonds Project Refunding Series 2014 A (Ba1/BBB+)
8,375,000	5.250	01/01/2033	8,398,210
6,295,000	5.000	01/01/2034	6,296,047
Chicago Illinois GO Bonds Series 2010 B (Ba1/BBB+)
3,145,000	7.517	01/01/2040	3,313,652
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000	5.500	01/01/2039	4,238,097
Chicago Illinois GO Bonds Series 2015 B (NR/BBB+)
14,603,000	7.375	01/01/2033	15,422,116
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 E (Ba1/WR/BBB+)
3,775,000	5.500	01/01/2042	3,815,504
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series 2007 F (Ba1/WR/BBB+)
2,500,000	5.500	01/01/2042	2,526,824
Chicago Illinois GO Refunding Bonds Series 2012 B (Ba1/BBB+)
6,615,000	5.432	01/01/2042	5,567,740
Chicago Illinois GO Refunding Bonds Series 2014 A (Ba1/BBB+)
7,255,000	5.000	01/01/2035	7,198,946
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000	5.000	01/01/2038	14,558,612
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
1,000,000	6.000	01/01/2038	1,054,618
Chicago Illinois Second Lien RB Refunding for Wastewater Transmission RMKT 10/19/15 Series 2008 C (NR/A)
1,500,000	5.000	01/01/2039	1,506,585
Chicago Illinois Wastewater Transmission RB Second Lien Series 2017 A (AGM) (NR/AA)
5,460,000	4.000	01/01/2052	5,119,457
Chicago Park District GO Bonds Limited Tax Series 2018 A (NR/AA-)
2,585,000	4.000	01/01/2041	2,432,328
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
915,000	3.750	07/01/2041	714,226
City of Chicago Board of Eduaction UT GO Bonds Series 2018D (NR/BB)
2,300,000	5.000	12/01/2046	2,174,224
City of Chicago Board of Education UT GO Bonds Series 2022A (NR/BB)
2,700,000	4.000	12/01/2047	2,180,375
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
2,685,000	5.500	01/01/2037	2,724,865
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
10,500,000	5.000	01/01/2036	10,404,133
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)(g)
2,220,000	5.500	01/01/2043	2,287,315

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago IL GO Bonds Series 2019 (BBB+/NR)
$8,765,000	5.000%	01/01/2044	$ 8,493,494
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2017D (NR/A+)
4,000,000	5.000	01/01/2052	3,991,320
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
6,900,000	5.500	01/01/2053	7,238,793
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
2,400,000	4.500	01/01/2048	2,265,046
12,000,000	5.250	01/01/2053	12,311,434
City of Chicago Taxable GO Unlimited Bonds Series 2012 B (AGM-CR) (A2/AA)
735,000	5.432	01/01/2042	672,145
City of Chicago Taxable GO Unlimited Bonds Series 2014 B (AGM-CR) (A2/AA)
7,350,000	6.314	01/01/2044	7,370,390
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for Richland Trails Project Series 2007-1 (NR/NR)
1,818,000	5.800	03/01/2037	1,548,380
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000	4.000	11/15/2047	2,395,573
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006 (NR/NR)
1,166,000	5.625	03/01/2036	1,125,924
Illinois Finance Authority Charter School RB Series 2021A (NR/NR)(c)
2,250,000	5.000	07/01/2051	1,654,111
2,250,000	5.000	07/01/2056	1,605,304
Illinois Finance Authority Multifamily Housing RB Series 2018A-1 (NR/NR)
653,503	5.000	12/01/2053	7
Illinois Finance Authority RB for Columbia College Chicago Series 2019 (NR/BBB+)
715,000	5.000	12/01/2034	745,130
920,000	5.000	12/01/2039	937,926
1,175,000	5.000	12/01/2044	1,181,259
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
1,200,000	5.000	03/01/2047	1,134,919
1,050,000	5.000	03/01/2052	973,481
Illinois Finance Authority RB for Lake Forest College Series 2022A (BBB-/NR)
2,250,000	5.500	10/01/2047	2,200,953
1,925,000	5.250	10/01/2052	1,784,770
Illinois Finance Authority RB for Plymouth Place Series 2022A (NR/NR)
1,750,000	6.625	05/15/2052	1,780,853
3,500,000	6.750	05/15/2058	3,560,068
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(c)
12,425,000	6.125	04/01/2049	11,929,708

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series 2019A (NR/NR)(c)
$1,400,000	6.125%	04/01/2058	$ 1,320,150
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
950,000	4.000	10/01/2040	868,105
950,000	4.000	10/01/2050	799,782
Illinois Finance Authority RB Refunding for Franciscan Communities Project Series 2017 A (NR/NR)
1,645,000	4.000	05/15/2027	1,585,506
2,825,000	5.000	05/15/2037	2,702,014
1,055,000	5.000	05/15/2047	954,455
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,500,000	4.000	09/01/2035	1,358,967
1,725,000	5.000	09/01/2036	1,734,792
2,000,000	4.000	09/01/2037	1,759,322
2,000,000	4.000	09/01/2039	1,713,351
1,500,000	5.000	09/01/2040	1,469,645
1,500,000	4.000	09/01/2041	1,248,455
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
500,000	5.000	09/01/2036	512,419
3,470,000	5.000	09/01/2046	3,499,784
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
950,000	5.000	05/15/2051	781,182
765,000	5.000	05/15/2056	617,167
Illinois Finance Authority RB Series 2013 A (NR/NR)
3,935,000	5.250	05/15/2047	3,688,304
Illinois Finance Authority RB Series 2021 (NR\BB+)(c)
2,125,000	4.000	10/01/2042	1,634,949
Illinois Finance Authority RB Series 2022A (NR/NR)
5,500,000	5.500	06/01/2057	4,911,994
Illinois State GO Bonds Series 2013 (Baa2/BBB)
5,050,000	5.500	07/01/2038	5,061,602
Illinois State GO Bonds Series 2014 (Baa2/BBB)
2,525,000	5.000	05/01/2029	2,544,462
10,000,000	5.000	05/01/2030	10,064,269
5,000,000	5.000	05/01/2039	4,961,096
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	5.000	12/01/2035	9,552,918
1,770,000	4.500	12/01/2041	1,601,135
4,730,000	5.000	12/01/2042	4,630,541
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
2,740,000	5.000	11/01/2028	2,817,800
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
350,000	5.000	05/01/2032	355,038
5,280,000	5.000	05/01/2042	5,177,066
5,280,000	5.000	05/01/2043	5,161,028
Illinois State GO Bonds Series 2019 C (Baa2/BBB)
3,000,000	4.000	11/01/2042	2,530,712

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2020 (Baa2/BBB)
$1,575,000	5.500%	05/01/2039	$ 1,625,530
4,250,000	5.750	05/01/2045	4,414,124
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,500,000	4.250	10/01/2045	1,282,902
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A (NR/NR)
1,658,000	6.250	03/01/2034	1,537,316
Metropolitan Pier & Exposition Authority Dedicated State Tax RB for McCormick Place Expansion Series 2002A (Baa3/A-)(f)
11,900,000	0.000	06/15/2038	5,592,111
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
15,690,000	0.000	12/15/2032	10,280,620
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (ETM) (NATL) (NR/NR)(f)
530,000	0.000	06/15/2030	420,061
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2002 A (NATL) (NR/BBB+)(f)
5,000,000	0.000	06/15/2030	3,704,855
Metropolitan Pier & Exposition Authority RB Refunding Capital Appreciation for McCormick Place Expansion Project Series 2010 B1 (AGM) (A2/AA)(f)
6,455,000	0.000	06/15/2044	2,267,746
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 A (NR/BBB+)(f)
66,700,000	0.000	12/15/2056	10,628,352
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (AGM) (A2/AA)(f)
18,400,000	0.000	12/15/2056	3,324,580
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
70,000,000	0.000	12/15/2054	12,506,424
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
2,125,000	4.000	06/15/2052	1,720,056
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood Springs Club Series 2006 (NR/NR)
1,538,000	6.000	03/01/2036	1,490,921
Regional Transportation Authority Illinois GO Bonds Series 2016 A (A1/AA)
7,730,000	4.000	06/01/2046	7,448,606
State of Illinois GO Bonds Series 2014 (Baa1/BBB+)
3,435,000	5.250	02/01/2033	3,452,838
2,665,000	5.250	02/01/2034	2,677,730
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
9,500,000	4.250	12/01/2040	8,456,158
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
4,910,000	3.250	11/01/2026	4,760,066
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
15,000,000	5.000	11/01/2029	15,366,855
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
4,520,000	4.000	03/01/2041	3,877,784

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
$8,230,000	5.000%	10/01/2028	$ 8,507,126
State of Illinois GO Unlimited Bonds Series 2017 A (Baa2/BBB)
2,750,000	4.000	12/01/2033	2,569,207
7,950,000	4.250	12/01/2037	7,336,163
Upper Illinois River Valley Development Authority RB Refunding for Prairie Crossing Charter School Series 2020 (NR/NR)(c)
380,000	5.000	01/01/2045	324,037
900,000	5.000	01/01/2055	730,391
Village of Morton Grove Tax Increment Senior Lien RB for Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000	5.000	01/01/2039	1,782,931
Village of Romeoville RB Refunding for Lewis University Series 2018 B (NR/BBB)
540,000	4.125	10/01/2041	445,965
1,080,000	4.125	10/01/2046	847,140

			650,685,373

Indiana – 0.1%
Gary/Chicago International Airport Authority Airport Development Zone RB Series 2014 (AMT) (NR/BBB+)
1,300,000	5.000	02/01/2029	1,314,373
1,250,000	5.250	02/01/2034	1,266,761
1,500,000	5.000	02/01/2039	1,508,107
Indiana Finance Authority Educational Facilities RB for Marian University, Inc. Series 2019 A (NR/BBB)
400,000	4.000	09/15/2049	333,298
Indiana Finance Authority Midwestern Disaster Relieft RB Series 2012A (NR/NR)
1,000,000	4.250	11/01/2030	965,147
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series 2020 A (Ba1/NR)
865,000	5.000	07/01/2055	768,897
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 B (Ba1/NR)
1,000,000	3.000	11/01/2030	884,381
Indiana Finance Authority RB Ohio Valley Electric Corp. Series 2012 C (Ba1/NR)
2,500,000	3.000	11/01/2030	2,210,951
Indianapolis Airport Authority Special Facilities RB for United Air Lines, Inc. Project Series 1995 A (WR/NR)*
7,520,823	6.500	11/15/2031	75
Town of Upland RB Refunding for Taylor University, Inc. Series 2021 (NR/A-)
3,300,000	2.500	09/01/2050	2,012,760

			11,264,750

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds for Iowa Fertilizer Company Project Series 2022 (NR/BBB-)(a)(b)
$2,300,000	5.000%	12/01/2042	$ 2,212,914
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)
13,500,000	5.000	12/01/2050	12,560,174
Iowa Finance Authority RB for Lifespace Communities, Inc. Obligated Group Series 2019 A-1 (NR/NR)
2,050,000	4.000	05/15/2055	1,337,120
2,700,000	5.000	05/15/2055	2,167,529
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
975,000	5.375	10/01/2052	988,515
Tobacco Settlement Authority Asset Backed Bonds Class 1 Senior Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000	4.000	06/01/2049	2,504,902

			21,771,154

Kansas – 0.1%
City of Manhattan Health Care Facilities RB Series 2022A (NR\NR)
2,070,000	4.000	06/01/2052	1,461,635
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
1,075,000	4.000	06/01/2046	794,456
City of Prairie Village Special Obligation Tax Increment Revenue Refunding Bonds Series 2021 (NR/NR)
705,000	2.875	04/01/2030	616,333
940,000	3.125	04/01/2036	740,260
City of Topeka Health Care Facilities RB for Brewster Place Series 2022A (NR/NR)
1,775,000	6.500	12/01/2052	1,763,283
City of Wichita Health Care Facilities RB for Presbyterian Manors Obligated Group Series III-2019 (NR/NR)
1,155,000	5.000	05/15/2028	1,125,276
1,215,000	5.000	05/15/2029	1,175,707
2,850,000	5.000	05/15/2034	2,661,969
1,190,000	5.000	05/15/2050	983,978

			11,322,897

Kentucky – 0.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022B (NR/NR)(c)
3,150,000	4.450	01/01/2042	2,863,493
3,375,000	4.700	01/01/2052	2,981,459
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
2,000,000	2.125	10/01/2034	1,528,197
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
3,000,000	2.000	02/01/2032	2,418,903
Kentucky Bond Development Corp. RB for Centre College of Kentucky Series 2021 (A3/A)
700,000	4.000	06/01/2046	614,674
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
205,000	4.000	03/01/2046	178,953
130,000	4.000	03/01/2049	111,609

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Louisville Arena Authority, Inc. Series 2017 A (AGM) (A2/AA)
$900,000	4.000%	12/01/2041	$ 841,755
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
2,000,000	4.000	06/01/2037	1,876,267
2,925,000	4.000	06/01/2045	2,571,878
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
10,030,000	5.000	08/01/2049	9,789,410
Louisville & Jefferson County Metropolitan Government Health System RB for Norton Healthcare, Inc. Series 2013 A (NR/A)
5,000,000	5.750	10/01/2042	5,058,757
Louisville & Jefferson County Metropolitan Government RB for Norton Healthcare Obligated Group Series 2020 A (NR/A)
3,000,000	3.000	10/01/2043	2,308,560

			33,143,915

Louisiana – 1.0%
Calcasieu Parish Memorial Hospital Service District RB for Southwest Louisiana Healthcare System Obligated Group Series 2019 (NR/BB)
2,125,000	5.000	12/01/2034	2,210,680
2,375,000	5.000	12/01/2039	2,404,486
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
1,410,000	5.500	06/01/2052	1,381,738
Lakeshore Villages Master Community Development District Special Assessment Series 2019 (NR/NR)(c)
1,900,000	4.125	06/01/2039	1,670,563
2,300,000	4.375	06/01/2048	1,950,751
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
1,810,000	3.200	06/01/2041	1,398,826
Louisiana Public Facilities Authority RB for Geo Academies Mid-City Project Series 2022 (NR/NR)(c)
930,000	6.125	06/01/2052	889,140
1,325,000	6.250	06/01/2062	1,258,299
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(c)
900,000	6.250	06/01/2052	840,559
1,850,000	6.375	06/01/2062	1,707,157
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(c)
900,000	6.375	06/01/2052	849,375
1,850,000	6.500	06/01/2062	1,728,810
Louisiana Public Facilities Authority RB for Louisiana Children’s Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000	3.000	06/01/2050	1,460,648

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority RB for Louisiana State University & Agricultural & Mechanical College Auxiliary Greenhouse Phase III Project Series 2019 A (A3/NR)
$3,225,000	5.000%	07/01/2059	$ 3,261,629
Louisiana Public Facilities Authority RB Refunding for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,725,000	4.000	05/15/2042	12,096,171
3,100,000	5.000	05/15/2046	3,169,280
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(c)
2,470,000	4.000	06/01/2051	1,829,667
2,070,000	4.000	06/01/2056	1,487,179
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(c)
1,640,000	4.000	06/01/2051	1,214,839
1,065,000	4.000	06/01/2056	765,143
Louisiana Public Facilities Authority Revenue Refunding Bonds for Ochsner Clinic Foundation Project Series 2017 (A3/A)
12,150,000	5.000	05/15/2042	12,479,218
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (AMT) (A2/A-)
16,395,000	5.000	01/01/2045	16,245,291
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
1,850,000	5.000	01/01/2048	1,826,002
Parish of St. James RB for NuStar Logistics LP Series 2008 (Ba3/BB-) (PUTABLE)(a)(b)(c)(h)
1,400,000	6.100	06/01/2030	1,486,287
Parish of St. James RB for NuStar Logistics LP Series 2010 (Ba3/BB-)(c)
2,375,000	6.350	07/01/2040	2,527,511

			78,139,249

Maine – 0.1%
City of Portland General Airport RB Refunding Green Bonds Series 2019 (Baa1/BBB+)
800,000	4.000	01/01/2039	753,337
Finance Authority of Maine RB Series 2021 (NR/NR) (NR/NR)(c)
4,050,000	8.000	12/01/2051	2,764,287
Maine Health & Higher Educational Facilities Authority RB for Maine Medical Center Series 2018 A (A1/A+)
7,750,000	5.000	07/01/2048	7,594,284

			11,111,908

Maryland – 0.9%
Baltimore County RB for Riderwood Village Facility Series 2020 (NR/NR)
3,000,000	4.000	01/01/2039	2,811,989
Baltimore Maryland Special Obligation Refunding for Baltimore Research Park Project Series 2017 A (NR/NR)
2,950,000	4.500	09/01/2033	2,842,989
1,500,000	5.000	09/01/2038	1,491,308
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series 2017 (NR/CCC)
1,400,000	5.000	09/01/2028	1,391,417
860,000	5.000	09/01/2039	791,729
6,135,000	5.000	09/01/2046	5,507,268

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Tax Allocation for Harbor Point Special Taxing District Project Series 2019 B (NR/NR)(c)
$325,000	3.550%	06/01/2034	$ 272,017
200,000	3.700	06/01/2039	160,985
300,000	3.875	06/01/2046	232,957
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor Point Special Taxing District Project Series 2019 A (NR/NR)(c)
290,000	3.400	06/01/2034	238,610
310,000	3.450	06/01/2035	253,406
550,000	3.500	06/01/2039	434,788
1,650,000	3.625	06/01/2046	1,249,949
City of Brunswick Special Tax Refunding for Brunswick Crossing Special Taxing District Series 2019 (NR/NR)
1,450,000	5.000	07/01/2036	1,453,762
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
2,370,000	4.000	01/01/2050	2,017,574
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
6,830,000	4.000	01/01/2045	6,136,226
3,840,000	4.000	01/01/2050	3,377,391
County of Prince George’s Special Obligation Bonds for Westphalia Town Center Project Series 2018 (NR/NR)(c)
1,885,000	5.250	07/01/2048	1,804,128
Frederick County Urbana Community Development Authority Special Tax Series 2020 C (NR/NR)(c)
3,765,000	4.000	07/01/2050	3,112,722
Maryland Economic Development Corp. RB for Baltimore City Project Series 2018 A (NR/BB)
2,375,000	5.000	06/01/2058	2,173,395
Maryland Economic Development Corp. RB for Morgan State University Project Series 2020 (NR/BBB-)
925,000	4.000	07/01/2040	841,143
1,400,000	4.250	07/01/2050	1,232,617
1,175,000	5.000	07/01/2050	1,152,616
2,265,000	5.000	07/01/2056	2,194,146
Maryland Economic Development Corp. RB for Ports America Chesapeake LLC Project Series 2019 A (AMT) (Baa3/NR)
3,050,000	5.000	06/01/2049	3,073,687
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
6,190,000	3.997	04/01/2034	4,883,196
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
1,000,000	5.750	07/01/2053	1,056,358
2,000,000	6.000	07/01/2058	2,134,099
Maryland Health & Higher Educational Facilities Authority RB Refunding for Frederick Health, Inc. Obligated Group Series 2020 (Baa1/NR)
1,000,000	4.000	07/01/2050	873,344
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
840,000	3.000	10/01/2034	735,245
500,000	4.000	10/01/2040	466,414

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
$650,000	4.000%	06/01/2046	$ 564,147
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(c)
1,355,000	5.500	05/01/2052	1,232,496
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(f)
13,800,000	0.000	05/01/2053	3,319,496
10,125,000	0.000	05/01/2054	2,316,613
8,750,000	0.000	05/01/2055	1,903,914
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
1,450,000	5.000	06/01/2051	1,352,431

			67,086,572

Massachusetts – 0.2%
Commonwealth of Massachusetts GO Limited Bonds Series 2016 E (Aa1/AA)
2,130,000	3.000	04/01/2044	1,693,007
Massachusetts Development Finance Agency RB for Linden Ponds, Inc. Series 2018 (NR/NR)(c)
1,000,000	5.000	11/15/2033	1,045,175
900,000	5.000	11/15/2038	920,171
2,350,000	5.125	11/15/2046	2,388,520
Massachusetts Development Finance Agency RB for Merrimack College Series 2022 (NR/BBB-)
2,075,000	5.000	07/01/2052	2,008,414
Massachusetts Development Finance Agency RB for Simmons College Issue Series 2015 K-1 (Baa1/BBB+)
1,950,000	5.000	10/01/2036	1,990,683
Massachusetts Development Finance Agency RB Refunding for Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
260,000	4.000	12/01/2042	236,912
280,000	5.000	12/01/2042	285,133
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(c)
1,000,000	5.000	07/15/2046	956,053
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
2,125,000	5.000	07/01/2044	2,057,722
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(e)
(3M USD LIBOR + 0.57%)
1,040,000	3.545	05/01/2037	1,018,803

			14,600,593

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – 2.5%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
$106,985,536	4.000%	04/01/2044	$ 76,733,225
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
465,000	5.500	04/01/2031	496,117
370,000	5.500	04/01/2033	392,846
280,000	5.500	04/01/2034	296,057
300,000	5.500	04/01/2035	315,025
345,000	5.500	04/01/2036	360,095
365,000	5.500	04/01/2037	378,380
395,000	5.500	04/01/2038	408,078
555,000	5.500	04/01/2039	571,094
590,000	5.500	04/01/2040	604,606
1,360,000	5.500	04/01/2045	1,376,932
1,940,000	5.500	04/01/2050	1,952,373
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
1,000,000	4.000	04/01/2040	849,515
900,000	5.000	04/01/2050	841,468
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
1,145,000	2.960	04/01/2027	1,016,462
950,000	3.110	04/01/2028	823,733
450,000	3.244	04/01/2029	382,488
125,000	3.344	04/01/2030	104,494
475,000	3.644	04/01/2034	388,134
City of Detroit MI GO Bonds Series 2020 (BB-/Ba3)
495,000	5.500	04/01/2032	526,891
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,495,000	5.000	07/01/2037	3,542,282
10,000,000	5.000	07/01/2048	10,019,022
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
3,401,333	4.000	04/01/2044	2,439,538
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(e)
	(3M USD LIBOR + 0.60%)
4,675,000	3.794	07/01/2032	4,572,267
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
3,200,000	5.000	05/15/2037	3,060,689
1,400,000	5.000	05/15/2044	1,287,824
Karegnondi Water Authority Water Supply System RB Refunding for Karegnondi Water Pipeline Series 2018 (NR/A)
1,425,000	5.000	11/01/2045	1,464,255
Kentwood Economic Development Corp. RB for Holland Home Obligated Group Series 2021 (NR/NR)
475,000	4.000	11/15/2045	373,521
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000	4.000	11/15/2043	1,384,108
Michigan Finance Authority Hospital RB for Henry Ford Health System Obligated Group Series 2019 A (A2/A)
975,000	4.000	11/15/2050	864,401
Michigan Finance Authority Hospital RB for McLaren Health Care Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000	4.000	02/15/2050	1,397,580

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Local Project Senior Lien Series 2014 C-3 (AGM) (A1/AA)
$2,175,000	5.000%	07/01/2032	$ 2,232,990
1,750,000	5.000	07/01/2033	1,795,629
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Sewage Disposal System Second Lien Series 2015 C (A2/A+)
355,000	5.000	07/01/2033	366,345
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2014 D-1 (AGM) (A1/AA)
2,600,000	5.000	07/01/2035	2,660,157
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Local Project Senior Lien Series 2015 D-2 (A2/A+)
2,100,000	5.000	07/01/2034	2,162,565
Michigan Finance Authority Local Government Loan Program RB Refunding for Detroit Water and Sewerage Department Water Supply System Series 2015 D-1 (A1/AA-)
750,000	5.000	07/01/2035	771,265
Michigan Finance Authority Public School Academy Limited Obligation Revenue & Revenue Refunding Bonds Series 2021 (BB+/NR)
800,000	4.000	12/01/2041	623,539
1,230,000	4.000	12/01/2051	874,587
Michigan Finance Authority Public School Academy Limited Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,525,000	4.250	12/01/2039	1,172,113
1,190,000	5.000	12/01/2046	940,956
Michigan Finance Authority RB Refunding for Hanley International Academy, Inc. Series 2021 (NR/BB)
1,000,000	5.000	09/01/2040	894,941
Michigan Finance Authority RB Refunding for Kettering University Series 2020 (NR/A-)
475,000	4.000	09/01/2045	428,871
500,000	4.000	09/01/2050	439,564
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
7,225,000	3.267	06/01/2039	5,992,068
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
1,695,000	5.000	06/01/2049	1,675,567
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
216,725,000	0.000	06/01/2065	18,790,144
Michigan Mathematics & Science Initiative RB Refunding Series 2021 (NR/BB+)
995,000	4.000	01/01/2031	928,234
1,115,000	4.000	01/01/2041	923,234
1,695,000	4.000	01/01/2051	1,292,364

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (AGM) (A2/AA)
$2,545,000	4.125%	06/30/2035	$ 2,442,079
Michigan Strategic Fund RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
1,875,000	5.000	05/15/2037	1,793,372
1,400,000	5.000	05/15/2044	1,287,824
Michigan Strategic Fund Variable Rate Limited Obligation RB for Graphic Packaging International Coated Recycled Board Machine Project Green Bonds Series 2021 (NR/BB) (PUTABLE)(a)(b)(h)
4,700,000	4.000	10/01/2026	4,534,904
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (NR/CCC-)(f)
42,935,000	0.000	06/01/2052	4,649,109
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(f)
227,965,000	0.000	06/01/2058	8,916,235
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,100,000	5.000	03/01/2030	2,155,512
3,580,000	5.000	03/01/2033	3,662,753
Tipton Academy Michigan Public School Academy RB Series 2021 (NR/BB)
5,155,000	4.000	06/01/2051	3,479,345
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000	4.000	12/01/2040	885,950

			197,995,716

Minnesota – 0.4%
City of St Cloud RB Refunding for CentraCare Health System Obligated Group Series 2019 (A2/NR)
1,000,000	5.000	05/01/2048	1,020,996
City of Woodbury RB Refunding for Math & Science Academy Series 2020 A (NR/BBB-)
365,000	4.000	12/01/2040	323,496
425,000	4.000	12/01/2050	351,352
Duluth Economic Development Authority Health Care Facilities RB for Essentia Health Obligated Group Series 2018A (NR/A-)
18,575,000	5.250	02/15/2058	18,669,549
Duluth Economic Development Authority Health Care Facilities RB Refunding for Essentia Health Obligated Group Series 2018 A (NR/A-)
1,365,000	4.250	02/15/2048	1,229,839
Duluth Economic Development Authority RB Refunding for Benedictine Health System Obligated Group Series 2021 A (NR/NR)
1,400,000	4.000	07/01/2036	1,182,761
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
755,000	4.000	03/01/2029	723,864
1,260,000	4.000	03/01/2032	1,169,125
685,000	4.200	03/01/2034	633,544

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Higher Education Facilities Authority RB Refunding for Bethel University Project Series 2017 (NR/BB+)
$2,400,000	5.000%	05/01/2047	$ 2,080,989
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000	4.000	12/01/2034	412,118
650,000	4.000	12/01/2040	589,749

			28,387,382

Mississippi – 0.2%
Mississippi Business Finance Corp. Exempt Facilities RB for Enviva Project Series 2022 (NR/B+)(a)(b)
2,400,000	7.750	07/15/2032	2,413,718
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
6,400,000	2.375	06/01/2044	4,228,120
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(c)
1,300,000	5.000	10/01/2031	1,358,032
1,430,000	5.000	10/01/2032	1,486,603
1,430,000	5.000	10/01/2033	1,481,401
850,000	4.000	10/01/2034	766,680
700,000	4.000	10/01/2035	623,348
750,000	4.000	10/01/2036	660,714
3,000,000	4.000	10/01/2041	2,473,858

			15,492,474

Missouri – 0.3%
Branson Regional Airport Transport Development District Series 2018A, B, & C (NR/NR)(a)(c)
545,266	5.000	04/01/2043	16,358
Branson Regional Airport Transport Development District Series 2018B & C (NR/NR)(a)(c)
2,752,991	4.918	04/01/2043	82,590
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
2,825,000	3.000	03/01/2046	1,879,434
950,000	4.000	03/01/2046	798,041
Cape Girardeau County IDA Health Facilities RB Refunding for South Eastern Health Series 2017 A (Ba1/BBB-)
1,925,000	5.000	03/01/2036	1,968,296
I-470 Western Gateway Transportation Development District RB Series 2019 A (NR/NR)(c)
4,750,000	5.250	12/01/2048	4,644,506
Industrial Development Authority of The City of St Louis Missouri (The)
2,550,000	5.000	05/15/2041	2,472,370
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
580,000	3.500	11/01/2040	483,337
1,150,000	4.250	11/01/2050	911,876

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Kansas City Missouri Industrial Development Authority Senior Sales Tax RB Refunding and Improvement Bonds for Ward Parkway Center Community Improvement District Series 2016 A (NR/NR)(c)
$1,000,000	5.000%	04/01/2036	$ 911,988
1,150,000	5.000	04/01/2046	978,640
Missouri Health & Educational Facilities Authority RB for Kansas City Art Institute Series 2018 (NR/A-)
2,430,000	5.000	09/01/2043	2,502,437
2,470,000	5.000	09/01/2048	2,528,181
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
1,065,000	5.000	09/01/2031	1,088,783
1,330,000	5.000	09/01/2033	1,353,054
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
400,000	3.000	10/01/2044	307,889
500,000	3.125	10/01/2049	370,445
Plaza at Noah’s Ark Community Improvement District RB Refunding Series 2021 (NR/NR)
475,000	3.125	05/01/2035	386,073
St. Louis IDA Financing RB Refunding for Ballpark Village Development Project Series 2017 A (NR/NR)
1,900,000	4.750	11/15/2047	1,418,725
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007 (NR/NR)*
1,250,000	5.750	04/01/2027	325,000

			25,428,023

Nevada – 0.3%
City of Henderson Local Improvement District No. T-21 Local Improvement Bonds Series 2022 (NR\NR)
700,000	3.500	09/01/2045	488,167
470,000	4.000	09/01/2051	358,441
City of Las Vegas Special Improvement District No. 813 for Summerlin Village 26 Local Improvement Bonds Series 2017 (NR/NR)
290,000	4.250	06/01/2037	274,348
415,000	4.375	06/01/2042	385,871
475,000	4.500	06/01/2047	435,395
City of Las Vegas Special Improvement District No. 814 Special Assessment Series 2019 (NR/NR)
485,000	4.000	06/01/2039	427,660
1,335,000	4.000	06/01/2044	1,121,754
1,330,000	4.000	06/01/2049	1,089,209
City of Las Vegas Special Improvement District No. 815 Special Assessment Series 2020 (NR/NR)
950,000	5.000	12/01/2049	888,730
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
600,000	3.000	06/01/2041	429,938
1,275,000	3.125	06/01/2051	810,657
City of North Las Vegas Special Improvement District No. 64 Special Assessment Bonds Series 2019 (NR/NR)
330,000	4.250	06/01/2034	310,365
440,000	4.500	06/01/2039	408,312
330,000	4.625	06/01/2043	301,639
575,000	4.625	06/01/2049	511,177

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
City of Sparks RB Refunding for Nevada Tourism Improvement District No. 1 Senior Project Series 2019 A (Ba2/NR)(c)
$250,000	2.500%	06/15/2024	$ 242,455
1,745,000	2.750	06/15/2028	1,557,445
Henderson Local Improvement District No. T-16 Special Assessment Limited Obligation Series 2005 (NR/NR)
2,075,000	5.125	03/01/2025	1,894,456
Henderson Local Improvement District No. T-18 Limited Obligation Series 2016 (NR/NR)
2,200,000	4.000	09/01/2035	1,971,775
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2030	755,996
Las Vegas Convention & Visitors Authority RB Refunding Series 2018 C (Aa3/A)
635,000	5.000	07/01/2035	679,492
Las Vegas Convention & Visitors Authority RB Series 2019 B (Aa3/A)
1,325,000	5.000	07/01/2029	1,474,484
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000	5.000	07/01/2045	2,593,274
2,825,000	5.000	07/01/2051	2,726,255

			22,137,295

New Hampshire – 0.7%
New Hampshire Business Finance Authority RB for Casella Waste Systems, Inc. Series 2013 (B2/B)(c)
1,800,000	2.950	04/01/2029	1,574,966
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 A (B1/B)(a)(b)(c)
2,820,000	3.625	07/02/2040	2,203,883
New Hampshire Business Finance Authority RB Refunding for Covanta Holding Corp. Series 2020 B (AMT) (B1/B)(a)(b)(c)
4,890,000	3.750	07/02/2040	3,889,245
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
12,450,000	4.000	01/01/2051	9,680,016
New Hampshire Health and Education Facilities Authority RB for Dartmouth-Hitchcock Obligation Group Series 2020 A (NR/A)
5,000,000	5.000	08/01/2059	5,176,461
New Hampshire Health and Education Facilities Authority RB Refunding for Dartmouth-Hitchcock Obligation Group Series 2017 A (NR/A)
3,000,000	5.000	08/01/2034	3,206,204
7,290,000	5.000	08/01/2035	7,741,178
5,000,000	5.000	08/01/2036	5,281,121
8,055,000	5.000	08/01/2037	8,462,432
5,945,000	5.000	08/01/2038	6,221,266

			53,436,772

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 5.7%
Atlantic City Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
$1,205,000	5.000%	03/01/2042	$ 1,254,857
New Jersey Economic Development Authority Energy Facilities RB for UMM Energy Partners, LLC Project Series 2012 A (AMT) (Baa2/NR)
1,000,000	4.750	06/15/2032	1,000,234
1,000,000	5.000	06/15/2037	1,000,121
1,000,000	5.125	06/15/2043	1,000,064
New Jersey Economic Development Authority RB for Provident Group - Kean Properties L.L.C. - Kean University Student Housing Project Series 2017 A (NR/B)
500,000	5.000	07/01/2037	465,788
1,150,000	5.000	07/01/2047	1,010,057
New Jersey Economic Development Authority RB for School Facilities Construction Series 2016 AAA (Baa1/BBB)
4,500,000	5.000	06/15/2041	4,572,028
New Jersey Economic Development Authority RB Refunding for New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
2,000,000	3.000	08/01/2041	1,493,864
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
8,500,000	5.250	09/15/2029	8,444,752
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 A (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,022,468
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
5,000,000	5.625	11/15/2030	5,022,469
New Jersey Economic Development Authority State Lease RB for Health Department Project Series 2018 A (Baa1/BBB)
2,470,000	5.000	06/15/2047	2,495,341
New Jersey Economic Development Authority State Lease RB for Juvenile Justice Commission Facilities Project Series 2018 C (Baa1/BBB)
5,000,000	5.000	06/15/2042	5,089,489
New Jersey Economic Development Authority Tax Exempt Private Activity Bonds Series 2013 (BBB/NR)
1,000,000	5.375	01/01/2043	1,001,426
New Jersey Educational Facilities Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2017 F (Ba2/BB+)
3,450,000	4.000	07/01/2042	2,614,243
New Jersey Educational Facilities Authority RB for Seton Hall University Series 2020 C (AGM) (A2/AA)
1,110,000	3.250	07/01/2049	850,407
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
1,130,000	5.000	07/01/2035	1,189,585
1,095,000	5.000	07/01/2036	1,146,826
1,980,000	5.000	07/01/2038	2,052,682
1,710,000	5.000	07/01/2045	1,736,751
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology Series 2020 A (NR/BBB+)
3,350,000	3.000	07/01/2050	2,338,787
New Jersey Health Care Facilities Financing Authority RB Refunding for Trinitas Regional Medical Center Series 2017 A (Baa2/BBB)(b)
1,000,000	5.000	07/01/2026	1,072,933

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Health Care Facilities Financing Authority RB Refunding for University Hospital Series 2015 A (AGM) (A2/AA)
$9,700,000	4.125%	07/01/2038	$ 9,695,530
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/AA)(f)
25,400,000	0.000	12/15/2034	15,526,009
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/BBB+)(f)
94,365,000	0.000	12/15/2036	49,705,537
New Jersey Transportation Trust Fund Authority RB Series 2016 (A+/Baa1)
1,335,000	5.000	06/15/2030	1,404,954
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
7,180,000	5.000	12/15/2033	7,666,818
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
114,955,000	0.000	12/15/2035	64,255,166
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2008 A (Baa1/BBB)(f)
47,575,000	0.000	12/15/2035	26,357,911
46,515,000	0.000	12/15/2038	21,397,239
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
12,000,000	0.000	12/15/2026	10,384,954
1,900,000	0.000	12/15/2034	1,120,043
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2014 AA (Baa1/BBB)
21,100,000	5.000	06/15/2038	21,243,024
New Jersey Transportation Trust Fund Authority RB for Transportation Program Bonds Series 2015 AA (Baa1/BBB)
2,525,000	5.250	06/15/2041	2,560,662
5,075,000	5.000	06/15/2045	5,109,752
1,770,000	5.000	06/15/2046	1,780,477
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AGM) (A2/AA)(f)
11,150,000	0.000	12/15/2033	7,197,695
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
24,445,000	0.000	12/15/2030	17,887,074
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2008 A (Baa1/BBB)(f)
52,985,000	0.000	12/15/2036	27,644,182
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
3,355,000	0.000	12/15/2033	2,092,715
1,565,000	0.000	12/15/2036	816,517
16,175,000	0.000	12/15/2039	6,974,181
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
6,120,000	4.000	12/15/2031	6,221,331
6,070,000	5.000	12/15/2035	6,383,877
5,275,000	4.250	12/15/2038	5,138,245

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
$935,000	3.000%	06/15/2050	$ 656,832
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 AA (Baa1/BBB)
5,675,000	5.000	06/15/2034	6,029,877
7,000,000	5.250	06/15/2043	7,271,844
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
1,500,000	4.500	01/01/2048	1,519,448
5,025,000	5.250	01/01/2052	5,441,585
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
27,340,000	5.000	01/01/2048	26,422,923
South Jersey Transportation Authority Transportation System RB 2022 Series A (Baa2/BBB+)
1,500,000	4.625	11/01/2047	1,413,474
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
30,000,000	5.000	06/01/2046	28,644,714
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(c)
10,055,000	6.750	12/01/2041	8,339,209

			456,178,971

New Mexico – 0.1%
City of Santa Fe RB for El Castillo Retirement Residences Obligated Group Project Series 2019 A (NR/NR)
500,000	5.000	05/15/2044	421,621
1,000,000	5.000	05/15/2049	817,282
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
450,000	4.000	09/01/2033	462,171
375,000	4.000	09/01/2034	381,276
300,000	4.000	09/01/2035	301,862
1,125,000	4.000	09/01/2040	1,078,639
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(c)
2,250,000	4.250	05/01/2040	1,833,397

			5,296,248

New York – 5.4%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays Center Project Series 2009 (NR/NR)(f)
9,610,000	0.000	07/15/2045	2,598,462
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (AGM) (A2/AA)
1,240,000	3.000	07/15/2043	929,755
Brooklyn Arena Local Development Corp. RB for Brooklyn Events Center LLC Series 2009 (Ba1/NR)(f)
1,175,000	0.000	07/15/2046	296,386
Brooklyn Arena Local Development Corp. RB Refunding for Brooklyn Events Center LLC 2016 A (Ba1/NR)
2,125,000	5.000	07/15/2028	2,159,820

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
$1,175,000	5.000%	06/15/2052	$ 1,067,548
950,000	5.000	06/15/2057	844,930
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
670,000	5.000	07/01/2052	661,420
505,000	5.000	07/01/2056	487,175
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(c)
2,975,000	5.000	12/01/2051	2,446,150
3,080,000	5.000	12/01/2055	2,476,656
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000	5.250	07/01/2052	2,790,657
3,625,000	5.250	07/01/2057	3,651,413
5,000,000	5.250	07/01/2062	5,006,680
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
590,000	4.000	06/15/2051	435,676
450,000	4.000	06/15/2056	320,256
Build NYC Resource Corp. RB for Shefa School Series 2021 A (NR/NR)(c)
850,000	2.500	06/15/2031	709,729
4,965,000	5.000	06/15/2051	4,439,971
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(c)
6,125,000	6.500	07/01/2042	6,038,531
1,900,000	6.500	07/01/2052	1,840,725
1,850,000	6.500	07/01/2057	1,760,044
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(c)
1,900,000	9.750	07/01/2032	1,835,780
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt Bonds Subseries D-1 (AA/Aa2)
4,100,000	4.500	05/01/2049	4,127,244
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(c)
4,290,000	5.000	07/01/2045	3,994,153
7,650,000	5.000	07/01/2051	6,929,778
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(c)(f)
66,000,000	0.000	06/01/2060	3,446,329
Hempstead Town Local Development Corp. RB Refunding for Molloy College Project Series 2017 (NR/BBB)
645,000	5.000	07/01/2030	672,175
865,000	5.000	07/01/2033	894,349
815,000	5.000	07/01/2035	837,302
640,000	5.000	07/01/2036	655,089
455,000	5.000	07/01/2038	462,695
Huntington Local Development Corp. RB for Gurwin Independent Housing Obligated Group Series 2021 A (NR/NR)
5,060,000	5.250	07/01/2056	3,858,513

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metransportation Revenue Green Bonds for Tropolitan Transportation Authority Series 2016A (A3/BBB+)
$1,000,000	5.250%	11/15/2056	$ 999,229
Metropolitan Transportation Authority RB Green Bond Series 2016 A-1 (A3/BBB+)
645,000	5.000	11/15/2027	667,085
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
7,950,000	4.750	11/15/2045	7,433,934
2,475,000	5.000	11/15/2050	2,377,800
2,000,000	5.250	11/15/2055	1,999,866
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
8,185,000	4.000	11/15/2050	6,656,449
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,705,000	5.000	11/15/2033	4,862,926
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-1 (A3/BBB+)
950,000	4.000	11/15/2035	874,043
Metropolitan Transportation Authority RB Refunding Green Bond Series 2017 C-2 (A3/BBB+)(f)
650,000	0.000	11/15/2040	265,492
Metropolitan Transportation Authority RB Refunding Series 2016 B (A3/BBB+)
545,000	5.000	11/15/2027	566,134
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
740,000	5.000	11/15/2029	766,609
Metropolitan Transportation Authority RB Refunding Subseries 2015 C-1 (A3/BBB+)
1,635,000	5.000	11/15/2029	1,667,837
Metropolitan Transportation Authority RB Series 2013 A (A3/BBB+)
2,000,000	5.000	11/15/2043	1,944,847
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/BBB+)
595,000	5.000	11/15/2028	617,907
Metropolitan Transportation Authority RB Subseries 2014 D-1 (A3/BBB+)
1,000,000	5.000	11/15/2039	992,506
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2019C (AA/A3)
1,785,000	4.000	11/15/2048	1,605,323
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020A-1 (A3/BBB+)
4,435,000	4.000	11/15/2040	3,910,087
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
23,200,000	5.000	11/15/2045	22,371,739
Metropolitan Transportation Authority Transportation Revenue Green Bonds Subseries 2020A-1 (AA/A3)
14,715,000	4.000	11/15/2050	13,137,902
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3\BBB+)
9,415,000	4.000	11/15/2045	7,951,635

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
$202,665,000	0.000%	06/01/2060	$ 10,483,313
New York City Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000	4.500	02/15/2048	1,962,277
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
5,025,000	3.000	01/01/2046	3,742,804
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
2,545,000	3.000	03/01/2049	1,851,526
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000	3.000	03/01/2049	1,402,353
New York City Resource Corp. RB Refunding for YMCA of Greater New York Project Series 2015 (Baa2/BBB)(b)
1,000,000	5.000	08/01/2025	1,058,860
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
178,305,000	0.000	06/01/2060	8,821,818
New York Liberty Development Corp. RB for 3 World Trade Center Project Series 2014 (NR/NR)(c)
2,350,000	5.150	11/15/2034	2,270,912
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(c)
11,450,000	7.250	11/15/2044	11,501,761
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(c)
28,870,000	5.000	11/15/2044	26,191,990
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-2 (A2/NR)
1,250,000	2.625	09/15/2069	1,114,100
New York Liberty Development Corp. Second Priority RB Refunding for Bank of America Tower at One Bryant Park LLC Series 2019 C-3 (Baa2/NR)
1,430,000	2.800	09/15/2069	1,279,632
New York State Dormitory Authority Personal Income Tax General Purpose RB Series 2020A (Aa1/NR)
1,695,000	4.000	03/15/2043	1,613,969
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
750,000	5.000	07/01/2051	763,239
New York State Dormitory Authority RB Refunding for Brooklyn Law School Series 2019 B (Baa1/NR)
150,000	3.560	07/01/2026	141,586
150,000	3.670	07/01/2027	140,501
60,000	3.760	07/01/2028	55,680
300,000	3.820	07/01/2029	273,580
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
715,000	4.000	07/01/2031	707,433
870,000	4.000	07/01/2032	857,297
925,000	4.000	07/01/2033	907,592
845,000	4.000	07/01/2035	811,752

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (AGM) (A2/AA)
$8,480,000	3.000%	09/01/2050	$ 6,239,018
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
4,160,000	4.000	09/01/2045	3,467,777
2,325,000	4.000	09/01/2050	1,871,056
New York State Environmental Facilities Corp Solid Waste Disposal RB Series 2014 (B/NR) (PUTABLE)(a)(b)(c)(h)
1,685,000	2.875	12/03/2029	1,454,524
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
2,905,000	2.750	09/02/2025	2,735,630
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
975,000	4.000	12/01/2040	943,956
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
4,745,000	5.000	01/01/2029	4,837,185
7,050,000	5.000	01/01/2030	7,183,866
5,250,000	5.000	01/01/2033	5,307,698
5,565,000	4.000	01/01/2036	5,111,547
10,000,000	5.000	01/01/2036	9,918,930
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
6,820,000	4.000	10/01/2030	6,585,792
7,580,000	5.000	10/01/2035	7,538,751
10,225,000	5.000	10/01/2040	9,839,835
1,430,000	4.375	10/01/2045	1,278,339
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
12,000,000	4.000	04/30/2053	9,744,697
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
660,000	4.000	12/01/2039	603,887
950,000	4.000	12/01/2042	841,941
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
11,790,000	5.000	07/01/2041	11,468,781
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (Baa3\NR)
10,000,000	4.000	07/01/2046	8,001,614
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
29,865,000	5.250	01/01/2050	29,021,819
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (NR/NR)
2,590,000	5.000	01/01/2028	2,641,454

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB for Laguardia Airport Terminal B Redevelopment Project Series 2016 A (AMT) (Baa3/NR)
$5,000,000	4.000%	07/01/2033	$ 4,711,167
2,000,000	5.000	07/01/2034	2,017,731
2,500,000	4.000	07/01/2041	2,090,801
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
7,050,000	5.250	08/01/2031	7,072,078
5,990,000	5.375	08/01/2036	5,907,507
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
4,590,000	5.000	08/01/2026	4,589,668
Oneida County Local Development Corp. RB Refunding for Mohawk Valley Health System Obligated Group Project Series 2019 A (AGM) (NR/AA)
590,000	4.000	12/01/2033	591,890
490,000	4.000	12/01/2034	485,948
505,000	4.000	12/01/2035	493,565
610,000	4.000	12/01/2036	583,014
740,000	4.000	12/01/2037	702,601
490,000	4.000	12/01/2038	462,527
1,470,000	3.000	12/01/2039	1,187,472
980,000	3.000	12/01/2040	780,391
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
405,000	4.000	07/01/2039	344,156
4,835,000	3.000	07/01/2044	3,171,705
Port Authority of New York Consolidated Bonds 234th Series (Aa3/AA-)
2,300,000	5.500	08/01/2052	2,476,452
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
6,510,000	4.250	05/01/2052	5,935,719
Town of Hempstead Local Development Corp. Education RB for Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000	5.500	06/15/2057	4,932,760
Triborough Bridge and Tunnel Authority General Revenue Bond Series 2022A (Aa3/AA-)
7,500,000	5.500	11/15/2057	8,465,084
Troy City Capital Resource Corp. RB Refunding Rensselaer Polytechnic Institute Project Series 2020 A (A3/BBB+)
945,000	4.000	09/01/2040	864,994
Westchester County Local Development Corporation RB for Westchester Medical Center Obligated Group Project Series 2016 (Baa2/BBB-)
4,375,000	5.000	11/01/2046	4,350,709
Western Regional Off-Track Betting Corp. RB Refunding Series 2021 (NR/NR)(c)
1,785,000	4.125	12/01/2041	1,288,583

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Yonkers Economic Development Corp. RB for Charter School of Educational Excellence Project Series 2019 A (NR/NR)
$475,000	5.000%	10/15/2039	$ 435,974
610,000	5.000	10/15/2049	537,246
530,000	5.000	10/15/2054	459,809
Yonkers Economic Development Corp. RB Refunding for Charter School of Educational Excellence Series 2020 A (NR/BB)
725,000	5.000	10/15/2040	673,270
1,325,000	5.000	10/15/2050	1,161,317

			431,710,951

North Carolina – 0.3%
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
2,000,000	5.500	07/01/2052	2,112,867
North Carolina Department of Transportation RB for I-77 Mobility Partners LLC Series 2015 (AMT) (NR/NR)
1,370,000	5.000	12/31/2037	1,382,056
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
365,000	4.000	09/01/2046	293,837
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
1,000,000	4.000	03/01/2041	779,610
5,575,000	4.000	03/01/2051	3,911,074
North Carolina Medical Care Commission RB for Maryfield, Inc. Obligated Group Series 2020 A (NR/NR)
950,000	5.000	10/01/2045	865,748
1,310,000	5.000	10/01/2050	1,169,487
North Carolina Medical Care Commission RB for Rex Hospital, Inc. Obligated Group Series 2020 A (A2/AA-)
3,325,000	3.000	07/01/2045	2,496,013
North Carolina Medical Care Commission RB Refunding for The Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000	4.000	07/01/2039	1,214,413
1,650,000	5.000	07/01/2039	1,568,158
1,035,000	4.000	07/01/2044	790,962
1,160,000	5.000	07/01/2044	1,072,269
North Carolina Medical Care Commission Retirement Facilities RB Refunding First Mortgage for United Church Homes and Services Series 2015 A (NR/NR)(b)
2,000,000	5.000	09/01/2024	2,071,789

			19,728,283

North Dakota – 0.0%
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/AA)
1,925,000	3.000	12/01/2051	1,362,087

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 4.1%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/BBB+)
$5,200,000	3.000%	06/01/2048	$ 3,660,066
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
73,690,000	5.000	06/01/2055	63,962,957
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
162,690,000	0.000	06/01/2057	18,619,578
Centerville Ohio Health Care RB Refunding and Improvement for Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000	5.250	11/01/2037	2,253,816
1,000,000	5.250	11/01/2047	884,943
2,320,000	5.250	11/01/2050	2,032,082
Cleveland Airport Special RB for Continental Airlines, Inc. Project Series 1998 (Ba3/B)
22,500,000	5.375	09/15/2027	22,505,441
Cleveland-Cuyahoga County Port Authority Tax Allocation for Flats East Bank TIF District Series 2021 B (NR/NR)(c)
1,030,000	4.500	12/01/2055	803,423
Cleveland-Cuyahoga County Port Authority Tax Allocation Refunding for Flats East Bank TIF District Series 2021 A (NR/BB)(c)
1,345,000	4.000	12/01/2055	1,040,738
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
1,800,000	5.000	05/15/2032	1,746,218
2,775,000	5.375	05/15/2037	2,666,118
3,910,000	5.500	05/15/2042	3,726,253
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
6,250,000	5.000	02/15/2037	6,396,179
County of Darke RB for Wayne Hospital Company Obligated Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000	4.000	09/01/2040	474,567
825,000	4.000	09/01/2045	684,514
1,075,000	5.000	09/01/2049	967,432
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
8,280,000	5.250	11/15/2055	7,140,060
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
14,360,000	5.250	11/15/2048	12,508,677
County of Summit Green Local School District Improvement Bonds Series 2022A (NR/AA)
4,205,000	5.500	11/01/2059	4,579,488
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2009 B (Baa3/BBB-)
29,500,000	8.223	02/15/2040	33,952,594
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
7,520,000	5.000	02/15/2042	7,614,095
7,500,000	4.750	02/15/2047	7,234,376
1,500,000	5.000	02/15/2057	1,444,305
1,020,000	5.500	02/15/2057	1,029,853
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
10,975,000	5.000	12/01/2051	10,556,883

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2012 (NR/NR)
$2,000,000	5.000%	01/01/2042	$ 1,843,200
1,610,000	5.000	01/01/2046	1,447,569
Muskingum County Hospital Facilities RB Refunding for Genesis Healthcare System Project Series 2013 (Ba2/BB+)
8,000,000	5.000	02/15/2048	6,877,225
Northeast Ohio Medical University RB Refunding Series 2021 A (Baa2/NR)
450,000	3.000	12/01/2040	348,117
200,000	4.000	12/01/2045	175,144
Ohio Air Quality Development Authority Exempt Facilities RB for Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)(c)
1,575,000	3.750	01/15/2028	1,538,256
2,880,000	4.250	01/15/2038	2,662,217
18,110,000	4.500	01/15/2048	15,841,712
Ohio Air Quality Development Authority RB Refunding for Ohio Valley Electric Corp. Series 2019 A (Ba1/NR)
2,000,000	3.250	09/01/2029	1,833,473
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
4,790,000	5.000	12/01/2050	4,324,065
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
7,810,000	5.000	01/15/2050	7,662,276
Ohio State Hospital RB Refunding for Aultman Health Foundation Obligated Group Series 2018 (NR/NR)(c)
1,075,000	5.000	12/01/2033	1,048,830
2,085,000	5.000	12/01/2038	1,906,467
5,000,000	5.000	12/01/2048	4,323,404
Ohio State RB Refunding for University Hospitals Health System, Inc. Obligated Group Series 2020 A (A2/A)
2,000,000	3.000	01/15/2045	1,485,031
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
2,750,000	4.375	06/15/2026	2,529,393
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(c)
2,095,000	4.250	12/01/2050	1,580,578
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(c)
4,725,000	6.500	12/01/2030	3,551,490
12,500,000	7.000	12/01/2042	8,591,113
State of Ohio Higher Educational Facility RB for Capital University 2022 Project (NR/BBB-)
1,800,000	6.000	09/01/2047	1,853,876
2,925,000	6.000	09/01/2052	2,997,850
State of Ohio Hospital RB for University Hospital Health System Series 2021A (A/A2)
22,915,000	4.000	01/15/2046	20,437,829
State of Ohio Hospital RB Series 2020A (A2/A)
5,745,000	4.000	01/15/2050	5,004,397
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
1,475,000	4.000	01/01/2043	1,199,404
950,000	4.000	01/01/2046	749,621
950,000	4.000	01/01/2051	714,755
2,520,000	4.000	01/01/2057	1,846,335

			322,858,283

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – 0.9%
Norman Regional Hospital Authority RB Norman Regional Hospital Authority Obligated Group Series 2019 (Baa1/A-)
$1,075,000	4.000%	09/01/2045	$ 910,826
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (AGM) (A2/AA)
2,400,000	4.000	08/15/2052	2,203,068
2,000,000	4.125	08/15/2057	1,854,357
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
26,960,000	5.500	08/15/2057	24,332,136
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
1,050,000	5.500	08/15/2052	959,568
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba3/BB-)
2,050,000	5.250	08/15/2048	1,822,399
Tulsa Authority for Economic Opportunity Increment District No. 8 Tax Allocation for Santa Fe Square Project Series 2021 (NR/NR)(c)
2,465,000	4.375	12/01/2041	1,984,483
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000	5.500	12/01/2035	4,666,905
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2001 B (AMT) (NR/NR)
24,300,000	5.500	12/01/2035	24,232,006
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
9,070,000	5.000	06/01/2025	9,091,364

			72,057,112

Oregon – 0.1%
Clackamas County Hospital Facility Authority RB Refunding for Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000	5.250	11/15/2050	113,550
225,000	5.375	11/15/2055	197,368
Oregon State Facilities Authority RB Refunding for Willamette University Series 2021 A (Baa2/BBB)
2,000,000	4.000	10/01/2051	1,631,699
Warm Springs Reservation Confederated Tribe Hydroelectric RB Refunding for Pelton-Round Butte Project Series 2019 B (A3/NR)(c)
860,000	5.000	11/01/2039	924,698
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
1,825,000	5.000	11/15/2051	1,400,645

			4,267,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – 3.3%
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
$32,000,000	4.000%	04/01/2044	$ 29,058,019
Allegheny County IDA Penn Hills Charter School of Entrepeneurship Series A (BB/NR)
1,305,000	4.000	06/15/2041	1,019,106
975,000	4.000	06/15/2051	685,916
1,070,000	4.000	06/15/2056	724,009
Allegheny County Industrial Development Authority RB Refunding for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000	4.875	11/01/2024	3,909,525
2,500,000	5.125	05/01/2030	2,544,874
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
1,000,000	5.000	05/01/2042	974,436
Allentown Neighborhood Improvement Zone Development Authority Subordinate Tax RB for City Center Project Series 2022 (NR/NR)(c)
6,375,000	5.250	05/01/2042	6,120,337
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2017 (Ba3/NR)(c)
1,400,000	5.000	05/01/2032	1,391,103
6,950,000	5.000	05/01/2042	6,553,692
Allentown Neighborhood Improvement Zone Development Authority Tax RB for City Center Refunding Project Series 2018 (Ba3/NR)(c)
250,000	5.000	05/01/2028	250,767
1,000,000	5.000	05/01/2033	987,824
2,750,000	5.000	05/01/2042	2,593,188
Berks County IDA Health System RB for Tower Health Project Series 2017 (BB-/NR)
8,745,000	5.000	11/01/2050	5,768,147
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
950,000	5.000	11/01/2029	808,832
1,745,000	5.000	11/01/2030	1,447,517
1,425,000	5.000	11/01/2034	1,101,115
7,850,000	4.000	11/01/2047	4,398,686
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
11,200,000	4.000	07/01/2051	8,138,357
Bucks County Industrial Development Authority RB for Grand View Hospital and Sellersville PA Obligated Group Series 2021 (NR/BB+)
4,005,000	5.000	07/01/2054	3,541,045
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,150,000	5.000	10/01/2037	1,139,268
Chester County IDA RB for Collegium Charter School Project Series 2022 (NR/BB)(c)
2,850,000	6.000	10/15/2052	2,735,358
Chester County IDA Student Housing RB for University Student Housing, LLC Project West Chester University Series 2013 A (Ba2/NR)
500,000	5.000	08/01/2035	486,338
1,000,000	5.000	08/01/2045	917,588

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Clairton Municipal Authority Sewer RB Series 2012 B (NR/BBB+)
$1,000,000	5.000%	12/01/2042	$ 1,000,422
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (AGM) (A1/AA)
6,000,000	4.000	06/01/2039	5,903,259
Cumberland County Municipal Authority RB Refunding Series 2015 (NR/NR)(b)
145,000	5.000	01/01/2025	151,243
Cumberland County Municipal Authority RB Series 2015 (CASH/ US GOVT SECURITIES) (NR\NR)(b)
610,000	5.000	01/01/2025	636,266
Cumberland County Municipal Authority RB Series 2015 (NR\NR)
745,000	5.000	01/01/2038	749,199
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(c)
5,100,000	5.875	10/15/2040	5,041,318
17,325,000	6.250	10/15/2053	17,331,254
Dauphin County General Authority University RB for Harrisburg University of Science & Technology Project Series 2017 (NR/BB)(c)
1,050,000	5.000	10/15/2034	990,049
Doylestown Hospital Authority Commonwealth of Pennsylvania Hospital RB 2013 Series A (B3/CCC)
3,380,000	5.000	07/01/2025	3,315,761
4,020,000	5.000	07/01/2026	3,915,903
1,070,000	5.000	07/01/2027	1,035,338
1,925,000	5.000	07/01/2028	1,850,810
Doylestown Hospital Authority Hospital RB 2016 Series A (B3/CCC)
1,650,000	5.000	07/01/2046	1,383,394
Doylestown Hospital Authority RB Series 2019 A (Ba1/BBB-)
1,800,000	4.000	07/01/2045	1,305,493
Franklin County Industrial Development Authority RB Refunding for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000	5.000	12/01/2043	911,634
900,000	5.000	12/01/2048	728,977
1,750,000	5.000	12/01/2053	1,382,665
Geisinger Authority Health System RB for Geisinger Health System Series 2007 (A1/AA-)(e)
	(3M USD LIBOR + 0.77%)
52,950,000	3.745	05/01/2037	46,753,664
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
750,000	5.000	03/01/2045	633,538
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
300,000	5.000	03/01/2033	308,559
315,000	5.000	03/01/2034	322,175
450,000	4.000	03/01/2035	411,416
465,000	4.000	03/01/2036	417,180
275,000	4.000	03/01/2037	242,169
335,000	4.000	03/01/2039	287,901
250,000	4.000	03/01/2040	212,509
250,000	4.000	03/01/2041	210,272
625,000	4.000	03/01/2046	503,043
675,000	4.000	03/01/2051	523,023

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
$2,365,000	5.000%	11/15/2045	$ 2,274,491
Northampton County Industrial Development Authority RB Refunding for Morningstar Senior Living, Inc. Obligated Group Series 2019 (NR/NR)
1,900,000	5.000	11/01/2044	1,666,134
2,100,000	5.000	11/01/2049	1,791,785
Northeastern Pennsylvania Hospital & Education Authority RB for King’s College Project Series 2019 (NR/BBB+)
945,000	5.000	05/01/2044	929,432
1,245,000	5.000	05/01/2049	1,204,794
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
2,250,000	4.000	07/01/2046	1,830,913
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
5,000,000	5.000	12/31/2057	4,959,114
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
1,375,000	5.250	06/30/2053	1,346,332
6,825,000	6.000	06/30/2061	7,202,725
Pennsylvania Higher Educational Facilities Authority RB for Foundation for Indiana University of Pennsylvania Series 2007 A (AGC) (WR/AA)(e)
	(3M USD LIBOR + 0.60%)
7,210,000	3.785	07/01/2027	7,073,622
	(3M USD LIBOR + 0.65%)
10,850,000	3.844	07/01/2039	9,590,919
Pennsylvania Higher Educational Facilities Authority RB for La Salle University Series 2012 (NR/BB)
5,645,000	5.000	05/01/2042	4,753,080
Pennsylvania Higher Educational Facilities Authority Student Housing RB Refunding for University Properties, Inc. Student Housing Project Series 2016 A (Baa3/NR)
365,000	5.000	07/01/2031	363,751
400,000	5.000	07/01/2035	384,192
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
1,705,000	5.250	06/15/2052	1,533,513
Philadelphia Authority for Industrial Development RB for Independence Charter School Series 2019 (NR/NR)
2,225,000	5.000	06/15/2050	1,959,794
Philadelphia Authority for Industrial Development RB for MaST Community Charter School II Series 2020 A (NR/BBB-)
310,000	5.000	08/01/2040	311,431
975,000	5.000	08/01/2050	957,648

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Hospitals and Higher Education Facilities Authority RB Refunding for Temple University Health System Obligation Group Series 2017 (Baa3/BBB)
$500,000	5.000%	07/01/2028	$ 525,314
2,000,000	5.000	07/01/2029	2,092,366
2,000,000	5.000	07/01/2030	2,076,761
2,615,000	5.000	07/01/2031	2,715,092
1,000,000	5.000	07/01/2032	1,035,831
2,095,000	5.000	07/01/2033	2,163,482
Scranton Redevelopment Authority RB Refunding for Guaranteed Lease Series 2016 A (MUN GOVT GTD) (NR/BB+)
2,150,000	5.000	11/15/2028	2,047,929
Susquehanna Area Regional Airport Authority RB Refunding for Airport System Series 2017 (AMT) (Baa3/NR)
1,100,000	5.000	01/01/2035	1,141,871
2,325,000	5.000	01/01/2038	2,381,769
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
475,000	5.000	10/01/2039	444,254
1,125,000	5.000	10/01/2049	982,722
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
4,600,000	5.000	11/01/2044	3,185,467
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022A (NR/NR)(c)
4,485,000	6.250	07/01/2057	4,092,280
Washington County Redevelopment Authority RB Refunding for Victory Center Tax Increment Financing Project Series 2018 (NR/BB)
1,000,000	5.000	07/01/2028	992,428
1,000,000	5.000	07/01/2035	964,872
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
1,320,000	4.000	07/01/2037	1,201,248

			263,930,837

Puerto Rico – 7.9%
HTA Trust Certificates Class 2031 Units (NR/NR)
2,981,635	5.250	07/01/2031	2,942,024
HTA Trust Certificates Class L-2028 Units (NR/NR)
22,395,387	5.250	07/01/2038	22,056,233
Puerto Rico Aqueduct & Sewer Authority Revenue Refunding Bonds Series 2022A (NR/NR)(c)
3,650,000	5.000	07/01/2037	3,447,369
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(c)
20,000,000	5.000	07/01/2035	19,062,158
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(c)
37,500,000	5.000	07/01/2047	33,781,485
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2021 C (NR/NR)(c)
9,400,000	3.500	07/01/2026	8,675,043
9,400,000	3.750	07/01/2027	8,553,052

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding Series 2022 A (NR/NR)(c)
$4,400,000	5.000%		07/01/2033	$ 4,250,153
2,000,000	4.000		07/01/2042	1,602,952
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 A (NR/NR)(c)
450,000	5.000		07/01/2037	425,018
1,000,000	4.000		07/01/2042	801,476
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Series 2021 B (NR/NR)(c)
495,000	5.000		07/01/2025	495,112
1,355,000	5.000		07/01/2033	1,308,854
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(c)
23,435,000	4.000		07/01/2042	18,782,595
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(d)(i)
25,798,336	0.000		11/01/2043	11,286,772
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(d)(i)
5,178,853	0.000		11/01/2051	1,741,389
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(d)(i)
17,849,175	0.000		11/01/2051	7,809,014
Puerto Rico Commonwealth GO CVIs (NR/NR)(a)(d)(i)
162,047	0.000		11/01/2051	21,066
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
391	5.250		07/01/2023	391
1,908,379	5.625		07/01/2029	1,952,678
3,735,960	5.750		07/01/2031	3,862,864
12,254,090	0.000	(f)	07/01/2033	6,624,078
7,839,196	4.000		07/01/2033	6,797,051
4,889,113	4.000		07/01/2035	4,114,622
9,271,482	4.000		07/01/2037	7,584,685
16,955,158	4.000		07/01/2041	13,275,862
21,849,454	4.000		07/01/2046	16,380,245
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 2003 (WR/NR)
215,000	5.000		07/01/2028	215,000
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
2,809,104	5.000		07/01/2062	2,587,887
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)(f)
1,825,536	0.000		07/01/2032	1,083,912
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(d)
3,122,747	0.000		07/01/2053	1,725,318
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
1,905,000	4.800		07/01/2029	1,383,506
15,600,000	5.000		07/01/2042	11,388,000
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
715,000	7.250		07/01/2030	538,037
5,210,000	7.000		07/01/2033	3,907,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
$2,610,000	6.750%	07/01/2036	$ 1,950,975
6,190,000	7.000	07/01/2040	4,642,500
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)*
1,678,950	10.000	07/01/2022	1,284,397
Puerto Rico Electric Power Authority Power RB Series A-4 (NR/NR)*
747,236	10.000	07/01/2019	571,636
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
130,000	5.250	07/01/2023	95,225
3,420,000	5.250	07/01/2031	2,505,150
Puerto Rico Electric Power Authority Power RB Series B-4 (NR/NR)*
747,235	10.000	07/01/2019	571,635
Puerto Rico Electric Power Authority Power RB Series BBB (NR/NR)*
90,000	5.400	07/01/2028	65,250
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
80,000	5.000	07/01/2022	57,600
90,000	4.250	07/01/2023	65,363
60,000	4.500	07/01/2023	43,575
50,000	4.600	07/01/2024	36,312
210,000	4.625	07/01/2025	152,513
900,000	5.000	07/01/2025	657,000
25,000	5.000	07/01/2026	18,250
65,000	4.800	07/01/2027	47,206
4,980,000	5.000	07/01/2028	3,635,400
Puerto Rico Electric Power Authority Power RB Series E-1 (NR/NR)*
5,036,850	10.000	01/01/2021	3,853,190
Puerto Rico Electric Power Authority Power RB Series E-2 (NR/NR)*
5,036,850	10.000	07/01/2021	3,853,190
Puerto Rico Electric Power Authority Power RB Series E-3 (NR/NR)*
1,678,950	10.000	01/01/2022	1,284,397
Puerto Rico Electric Power Authority Power RB Series EEE (NR/NR)*
1,175,000	5.950	07/01/2030	854,812
4,620,000	6.050	07/01/2032	3,361,050
115,000	6.250	07/01/2040	83,663
Puerto Rico Electric Power Authority Power RB Series SS (NR/NR)*
130,000	4.625	07/01/2030	94,412
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
300,000	4.200	07/01/2019	212,625
700,000	5.000	07/01/2025	511,000
4,795,000	5.000	07/01/2032	3,500,350
1,385,000	5.000	07/01/2037	1,011,050
Puerto Rico Electric Power Authority Power RB Series WW (NR/NR)*
2,000,000	5.500	07/01/2020	1,452,500
3,765,000	5.250	07/01/2033	2,757,863
2,200,000	5.500	07/01/2038	1,619,750
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
20,000	4.875	07/01/2027	14,525
12,290,000	5.250	07/01/2040	9,002,425
Puerto Rico Electric Power Authority Power RB Series YY (NR/NR)*
2,460,000	6.125	07/01/2040	1,789,650
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
65,000	3.700	07/01/2017	45,825
1,230,000	5.000	07/01/2017	885,600
145,000	4.250	07/01/2018	102,769
3,130,000	5.000	07/01/2019	2,253,600

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)* – (continued)
$260,000	4.250%	07/01/2020	$ 184,275
25,000	5.250	07/01/2020	18,063
80,000	4.375	07/01/2021	57,300
100,000	4.375	07/01/2022	71,625
65,000	5.000	07/01/2022	46,800
190,000	4.500	07/01/2023	137,987
90,000	4.625	07/01/2025	65,362
Puerto Rico Electric Power Authority Power Revenue Refunding Bonds Series DDD (NR/NR)*
215,000	3.300	07/01/2019	151,575
80,000	3.500	07/01/2020	56,400
155,000	3.625	07/01/2021	109,275
60,000	3.750	07/01/2022	42,300
730,000	3.875	07/01/2023	518,300
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(e)
	(3M USD LIBOR + 0.52%)
52,372,000	3.705	07/01/2029	47,119,811
Puerto Rico Electric Power Authority RB Refunding Series 2007 VV (NATL) (Baa2/NR)
1,250,000	5.250	07/01/2032	1,245,056
Puerto Rico Electric Power Authority RB Refunding Series 2010 ZZ (WR/NR)*
126,000	5.000	07/01/2024	91,980
Puerto Rico Electric Power Authority RB Series 2010 AAA (WR/NR)*
1,489,000	5.250	07/01/2027	1,090,692
2,119,000	5.250	07/01/2028	1,552,168
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
1,452,000	4.329	07/01/2040	1,308,017
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
4,313,000	0.000	07/01/2031	2,809,583
5,295,000	0.000	07/01/2033	3,080,119
229,970,000	0.000	07/01/2046	56,662,699
56,485,000	0.000	07/01/2051	10,168,153
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
87,426,000	4.329	07/01/2040	78,756,672
562,000	4.536	07/01/2053	479,140
10,379,000	4.784	07/01/2058	9,004,719
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
3,939,000	4.500	07/01/2034	3,715,916
3,447,000	4.550	07/01/2040	3,162,340
42,730,000	4.750	07/01/2053	37,771,064
93,059,000	5.000	07/01/2058	84,491,058

			629,376,083

Rhode Island – 0.2%
Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2007 B (NR/CCC-)(f)
124,220,000	0.000	06/01/2052	16,966,141

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
South Carolina – 0.4%
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A (NR/NR)
$2,690,000	6.875%	11/01/2035	$ 2,691,342
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(c)
6,160,000	5.250	06/15/2052	5,470,660
5,615,000	5.250	06/15/2057	4,880,763
South Carolina Jobs-Economic Development Authority RB for ACTS Retirement-Life Communities, Inc. Obligated Group Series 2018 C (NR/NR)
2,365,000	5.000	11/15/2047	2,286,462
South Carolina Jobs-Economic Development Authority RB for Kiawah Life Plan Village, Inc. Project Series 2021 A (NR/NR)(c)
910,000	8.750	07/01/2025	946,471
South Carolina Public Service Authority Revenue Obligations 2015 Tax Exempt Series E (A/NR)
7,790,000	5.250	12/01/2055	7,830,387
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/AA)
9,000,000	5.000	12/01/2052	9,208,496
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
2,000,000	3.000	04/15/2049	1,416,638

			34,731,219

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
1,050,000	4.000	08/01/2056	793,828
1,450,000	4.000	08/01/2061	1,062,697

			1,856,525

Tennessee – 0.1%
Greeneville Health & Educational Facilities Board RB for Ballad Health Obligated Group Series 2018 A (A3/A-)
1,230,000	4.000	07/01/2040	1,144,591
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment RB Series 2021A (NR/NR)(c)
1,150,000	4.000	06/01/2051	887,273
Industrial Development Board of The Metropolitan Government of Davidson County Senior Special Assessment Revenue Capital Appreciation Bonds Series 2021B (NR/NR)(c)(f)
2,825,000	0.000	06/01/2043	857,177
Memphis-Shelby County Industrial Development Board Tax Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000	4.750	07/01/2027	82,719
4,100,000	5.625	01/01/2046	2,586,383
Metropolitan Government Nashville & Davidson County Health & Educational Facilities RB Refunding for Trevecca Nazarene University Project Series 2019 (NR/NR)
315,000	5.000	10/01/2029	323,665
230,000	5.000	10/01/2034	235,017
375,000	5.000	10/01/2039	375,055
450,000	5.000	10/01/2048	436,509

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Nashville Metropolitan Development & Housing Agency RB for Fifth+ Broadway Development Project Series 2018 (NR/NR)(c)
$850,000	5.125%	06/01/2036	$ 855,341

			7,783,730

Texas – 7.3%
Argyle Special Assessment RB for Waterbrook of Argyle Public Improvement District Project Series 2018 (NR/NR)(c)
260,000	4.250	09/01/2023	259,707
500,000	4.625	09/01/2028	499,894
2,340,000	5.125	09/01/2038	2,294,613
2,580,000	5.250	09/01/2047	2,497,107
Arlington Higher Education Finance Corp. Education RB for Legacy Traditional Schools Project Series 2022A (NR/NR)(c)
5,500,000	6.750	02/15/2062	5,461,969
Arlington Higher Education Finance Corp. Education RB for Texas Charter Schools Series 2021 (Ba3/NR)(a)(b)(c)
2,325,000	4.500	06/15/2026	2,221,936
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
1,495,000	5.625	08/15/2052	1,332,841
1,780,000	5.750	08/15/2057	1,585,807
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
305,000	4.000	08/15/2036	258,408
560,000	4.000	08/15/2041	447,226
810,000	4.000	08/15/2046	614,346
Aubrey Independent School District UT School Building Bonds Series 2022 (PSF-GTD) (A2/AAA)
5,000,000	4.000	02/15/2052	4,679,823
Austin Convention Enterprises, Inc. Convention Center Hotel First Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000	5.000	01/01/2029	1,518,940
Board of Managers, Joint Guadalupe County - City of Seguin Hospital Mortgage Improvement RB Refunding Bonds Series 2015 (NR/BB)
1,950,000	5.250	12/01/2035	1,976,681
2,435,000	5.000	12/01/2040	2,399,318
Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities RB for Aleon Renewable Metals Project (NR/NR)(a)(c)
6,600,000	10.000	06/01/2042	6,466,522
Cedar Bayou Navigation District Special Assessment Series 2020 (NR/NR)
9,415,000	6.000	09/15/2051	7,612,935
City of Anna Special Assessment Bonds for Hurricane Creek Public Improvement District Project Series 2019 (NR/NR)(c)
2,190,000	6.500	09/01/2048	2,234,723
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(c)
867,000	4.000	09/15/2041	710,932
1,271,000	4.250	09/15/2051	1,010,571

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(c)
$1,931,000	6.000%	09/01/2052	$ 1,888,950
City of Aubrey Special Assessment RB for Jackson Ridge Public Improvement District Project Series 2022 (NR/NR)(c)
1,620,000	6.000	09/01/2045	1,632,063
City of Austin Special Assessment RB for Estancia Hill Country Public Improvement District Series 2018 (NR/NR)(c)
4,150,000	5.125	11/01/2033	4,030,571
City of Austin Special Assessment RB for Whisper Valley Public Improvement District Project Series 2022 (NR/NR)(c)
1,170,000	5.500	11/01/2051	1,136,969
City of Bee Cave Special Assessment RB Series 2021 (NR/NR) (NR/NR)(c)
563,000	4.750	09/01/2031	508,023
1,540,000	5.000	09/01/2041	1,382,741
1,907,000	5.250	09/01/2051	1,705,525
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2020 (NR/NR)(c)
430,000	3.750	09/01/2040	345,765
1,451,000	4.000	09/01/2050	1,151,322
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(c)
450,000	4.250	09/01/2041	380,754
550,000	4.500	09/01/2050	457,508
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(c)
1,021,000	5.000	09/01/2051	908,751
City of Celina Special Assessment RB for Hillside Public Improvement District Series 2022 (NR/NR)(c)
812,000	3.375	09/01/2042	587,651
3,549,000	4.000	09/01/2052	2,753,893
City of Celina Special Assessment RB for Parks At Wilson Creek Series 2021 (NR/NR)(c)
120,000	2.750	09/01/2026	110,957
221,000	3.500	09/01/2026	208,759
240,000	3.250	09/01/2031	209,222
446,000	4.000	09/01/2031	410,038
1,134,000	3.500	09/01/2041	913,663
959,000	4.250	09/01/2041	828,552
1,916,000	4.000	09/01/2051	1,543,768
1,410,000	4.500	09/01/2051	1,180,480
City of Celina Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(c)
1,215,000	5.625	09/01/2052	1,184,944
City of Celina Special Assessment RB Series 2022 (NR\NR)(c)
910,000	4.000	09/01/2043	746,056
933,000	4.125	09/01/2051	741,931
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#1B Project Series 2018 (NR/NR)(c)
400,000	5.500	09/01/2046	400,420

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB for Glen Crossing Public Improvement District Phase#2 Project Series 2018 (NR/NR)
$1,125,000	5.625%	09/01/2038	$ 1,139,843
1,686,000	5.750	09/01/2047	1,698,788
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#2-3 Project Series 2019 (NR/NR)(c)
2,330,000	4.250	09/01/2049	1,919,893
City of Celina Texas Municipal Corp. Special Assessment RB for Sutton Fields II Public Improvement District Phase#4 Project Series 2020 (NR/NR)(c)
1,800,000	4.125	09/01/2050	1,428,427
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Major Improvement Area Project Series 2015 (NR/NR)
3,710,000	7.500	09/01/2045	3,767,365
City of Celina Texas Municipal Corp. Special Assessment RB for Wells South Public Improvement District Neighborhood Improvement Area #1 Project Series 2015 (NR/NR)
1,635,000	6.250	09/01/2045	1,654,977
City of Celinac Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(c)
215,000	4.750	09/01/2031	199,385
370,000	5.250	09/01/2041	351,390
500,000	5.500	09/01/2050	478,159
City of Crandall Cartwright Ranch Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(c)
242,000	4.125	09/15/2026	230,748
261,000	4.750	09/15/2031	239,019
900,000	4.250	09/15/2041	767,681
500,000	5.000	09/15/2041	456,749
1,400,000	4.500	09/15/2051	1,158,770
650,000	5.250	09/15/2051	590,997
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(c)
4,500,000	6.125	09/15/2052	4,561,877
City of Crandall Special Assessment RB for River Ridge Public Improvement District Single Family Residential Major Improvement Project Series 2022 (NR/NR)(c)
1,580,000	6.750	09/15/2052	1,620,446
City of Dayton Junior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022B (NR/NR)(c)
1,364,000	5.750	09/01/2052	1,313,232
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(c)
1,413,000	5.250	09/01/2052	1,316,679
City of Elmendorf Hickory Ridge Public Improvement District Special Assessment Bond for Improvement Area No. 1 Series 2021 (NR/NR)(c)
1,071,000	4.000	09/01/2051	821,876

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(c)
$692,000	3.875%	08/15/2040	$ 555,550
994,000	4.125	08/15/2050	796,724
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(c)
925,000	3.750	08/15/2041	735,981
1,656,000	4.000	08/15/2051	1,306,703
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(c)
2,275,000	6.000	08/15/2052	2,274,274
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Phase#1 Series 2019 (NR/NR)(c)
1,360,000	4.250	08/15/2049	1,144,816
City of Fate Special Assessment RB for Williamsburg Public Improvement District No. 1 Series 2018 (NR/NR)(c)
910,000	4.350	08/15/2039	815,995
1,920,000	4.500	08/15/2048	1,655,419
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(c)
1,000,000	4.375	08/15/2052	840,655
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(c)
961,000	4.125	09/15/2042	825,502
617,000	4.250	09/15/2047	520,061
City of Hackberry Special Assessment RB for Riverdale Lake Public Improvement District No. 2 Phases 4-6 Project Series 2017 (NR/NR)
4,345,000	5.000	09/01/2047	4,104,440
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)
1,390,000	4.500	09/01/2037	1,297,102
2,435,000	5.000	09/01/2044	2,315,592
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
2,235,000	4.500	09/01/2032	2,222,016
4,715,000	4.500	09/01/2038	4,422,274
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR) (NR/NR)(c)
1,852,000	4.000	09/01/2051	1,434,619
City of Haslet Special Assessment RB Refunding for Haslet Public Improvement District No. 5 1 Project Series 2019 (NR/NR)(c)
2,450,000	4.375	09/01/2049	2,081,677
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR\NR)
1,000,000	4.000	07/15/2041	847,326
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(c)
1,000,000	4.000	09/01/2056	765,512
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(c)
2,491,000	4.000	09/01/2051	1,949,170

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(c)
$2,329,000	4.000%	09/01/2056	$ 1,785,264
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
1,500,000	5.000	08/15/2043	1,511,849
City of Justin Special Assessment for Timberbrook Public Improvement District No. 1 Series 2021 (NR/NR)(c)
2,051,000	4.000	09/01/2051	1,619,138
City of Kaufman Special Assessment for Public Improvement District No. 1 Phases#1 Series 2021 (NR/NR)(c)
575,000	3.625	09/15/2041	439,233
City of Kaufman Special Assessment RB for Kaufman Public Improvement District Project Series 2022 (NR/NR)(c)
620,000	6.000	09/15/2052	629,955
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(c)
700,000	3.750	09/01/2041	539,300
900,000	4.000	09/01/2046	719,264
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2019 (NR/NR)(c)
1,405,000	4.625	09/01/2039	1,305,095
900,000	4.750	09/01/2044	820,872
City of Kyle Special Assessment RB for Creeks Public Improvement District Series 2020 (NR/NR)(c)
1,310,000	3.625	09/01/2040	1,025,857
400,000	4.000	09/01/2046	321,709
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Project Series 2022 (NR/NR)(c)
212,000	4.125	09/01/2027	203,641
501,000	4.625	09/01/2041	452,663
City of Kyle Special Assessment RB for Southwest Kyle Public Improvement District No. 1 Series 2019 (NR/NR)(c)
1,225,000	4.875	09/01/2044	1,125,493
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000	5.000	09/01/2042	1,831,869
City of Lago Vista Tessera on Lake Travis Public Improvement District Special Assessment Refunding Bond Series 2010 (NR/NR)
990,000	3.750	09/01/2042	799,171
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Improvement Area#1 Project Series 2019 (NR/NR)(c)
580,000	4.250	09/15/2039	510,744
2,415,000	4.500	09/15/2049	2,045,212
City of Lavon Special Assessment RB for Lakepointe Public Improvement District Major Improvement Area Project Series 2019 (NR/NR)(c)
850,000	5.000	09/15/2049	774,096
City of Lavon Special Assessment RB Series 2022 (NR\NR)(c)
2,123,000	4.000	09/15/2042	1,738,299
900,000	4.375	09/15/2042	756,299
4,978,000	4.125	09/15/2052	3,887,597
1,396,000	4.500	09/15/2052	1,134,289

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn West Public Improvement District Series 2020 (NR/NR)(c)
$1,890,000	4.000%	09/01/2054	$ 1,472,262
City of Liberty Hill Special Assessment RB for Butler Farms Public Improvement Project Series 2022 (NR/NR)(c)
225,000	3.500	09/01/2027	209,003
275,000	3.875	09/01/2032	244,037
550,000	4.125	09/01/2042	463,044
2,100,000	4.000	09/01/2052	1,671,510
900,000	4.375	09/01/2052	738,199
City of Manor Manor Heights Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(c)
700,000	3.500	09/15/2041	521,528
830,000	4.125	09/15/2041	692,558
900,000	4.000	09/15/2051	706,761
1,125,000	4.375	09/15/2051	908,504
City of Manor Special Assessment RB for Lagos Public Improvement District Series 2020 (NR/NR)(c)
295,000	4.500	09/15/2040	266,209
525,000	4.625	09/15/2049	454,143
City of Marble Falls Thunder Rock Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(c)
150,000	4.125	09/01/2026	142,122
150,000	4.625	09/01/2031	135,004
900,000	4.125	09/01/2041	758,099
450,000	4.875	09/01/2041	388,822
1,370,000	4.375	09/01/2051	1,115,885
520,000	5.125	09/01/2051	466,382
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #2 Project Series 2019 (NR/NR)(c)
780,000	4.250	09/15/2039	703,580
2,950,000	4.375	09/15/2049	2,532,172
City of Mclendon-Chisholm Special Assessment Bonds Sonoma Public Improvement District Area #3 Project Series 2021 (NR/NR)(c)
585,000	3.625	09/15/2041	447,827
820,000	4.000	09/15/2051	640,491
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(c)
2,430,000	5.750	09/15/2052	2,313,731
City of Mesquite Special Assessment RB for Iron Horse Public Improvement District Project Series 2019 (NR/NR)(c)
1,155,000	5.750	09/15/2039	1,133,039
2,055,000	6.000	09/15/2049	2,041,256
City of Mesquite Special Assessment RB for Polo Ridge Public Improvement District No. 2 Phase #1 Project Series 2019 (NR/NR)(c)
2,405,000	5.875	09/15/2039	2,372,722
5,200,000	5.125	09/15/2048	4,874,250
3,830,000	6.125	09/15/2048	3,830,276
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(c)
130,000	4.125	09/15/2031	117,640
420,000	4.500	09/15/2041	362,898
1,540,000	4.125	09/15/2051	1,227,594
510,000	4.750	09/15/2051	428,673

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(c)
$2,310,000	5.375%	09/15/2052	$ 2,145,356
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(c)
1,300,000	6.125	09/15/2052	1,272,881
City of New Braunfels Special Assessment RB for Solms Landing Public Improvement Project Series 2021 (NR/NR)(c)
220,000	3.625	09/01/2026	204,026
320,000	4.250	09/01/2031	288,553
782,000	4.500	09/01/2041	661,918
1,355,000	4.750	09/01/2051	1,124,193
City of North Richland Hills Special Assessment for City Point Public Improvement District Project Series 2019 (NR/NR)(c)
361,000	5.250	09/01/2040	345,383
355,000	5.625	09/01/2040	344,372
560,000	4.125	09/01/2049	461,465
932,000	5.375	09/01/2050	878,288
City of Oak Point Public Improvement District No. 2 Special Assessment Series 2020 (NR/NR)(c)
1,175,000	3.750	09/01/2040	960,391
City of Oak Point Special Assessment RB for Wildridge Public Improvement District No. 1 Series 2018 (NR/NR)(c)
1,355,000	4.125	09/01/2048	1,133,007
1,440,000	4.500	09/01/2048	1,273,084
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(c)
600,000	5.500	09/15/2042	578,972
1,350,000	5.625	09/15/2052	1,300,879
1,928,000	6.125	09/15/2052	1,931,033
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(c)
550,000	5.500	09/15/2042	530,725
1,200,000	5.625	09/15/2052	1,156,337
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(c)
3,701,000	6.000	09/15/2052	3,699,715
1,480,000	6.500	09/15/2052	1,492,330
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(c)
1,040,000	4.375	09/01/2052	877,008
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2018 (NR/NR)(c)
2,460,000	4.875	09/01/2048	2,281,136
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(c)
126,000	3.875	09/01/2040	103,734
175,000	4.125	09/01/2050	142,319

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
$400,000	4.875%	09/01/2039	$ 382,939
835,000	5.000	09/01/2049	786,683
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(c)
398,000	4.000	09/01/2051	315,205
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(c)
700,000	5.125	09/01/2042	667,569
1,300,000	5.250	09/01/2052	1,207,893
City of Princeton Special Assessment RB for Whitewing Trails Public Improvement District No. 2 Series 2019 (NR/NR)(c)
2,205,000	4.500	09/01/2039	2,023,490
1,185,000	5.500	09/01/2039	1,183,623
1,490,000	4.750	09/01/2049	1,331,215
2,140,000	5.750	09/01/2049	2,128,254
City of Princeton Special Assessment RB for Winchester Public Improvement District Project Series 2022 (NR/NR)(c)
912,000	5.125	09/01/2042	870,097
2,050,000	5.250	09/01/2052	1,921,334
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(c)
750,000	3.750	09/01/2040	604,947
1,250,000	4.000	09/01/2050	991,956
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(c)
1,449,000	4.000	09/01/2051	1,147,027
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(c)
809,000	3.375	09/15/2041	599,951
565,000	4.000	09/15/2051	444,894
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(c)
1,195,000	3.875	09/15/2040	987,345
1,780,000	4.125	09/15/2050	1,436,248
City of Royse City Special Assessment for Creekshaw Public Improvement District Series 2020 (NR/NR)(c)
110,000	4.375	09/15/2030	103,651
500,000	4.125	09/15/2040	431,752
1,520,000	4.375	09/15/2050	1,273,550
600,000	5.125	09/15/2050	544,531
City of Royse City Special Assessment for Waterscape Public Improvement District Improvement Series 2019 (NR/NR)(c)
1,760,000	4.750	09/15/2049	1,594,163
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(c)
1,070,000	3.750	09/15/2040	845,253
1,490,000	4.000	09/15/2050	1,179,305
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(c)
613,000	6.875	09/15/2042	618,956
1,350,000	7.000	09/15/2052	1,366,846

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of San Marcos Special Assessment for Whisper Public Improvement District Series 2020 (NR/NR)
$665,000	5.375%	09/01/2040	$ 644,752
1,500,000	5.625	09/01/2050	1,454,683
City of San Marcos Special Assessment RB for Whisper South Public Improvement Project 2022 (NR/NR) (NR/NR)(c)
1,522,000	4.500	09/01/2051	1,254,360
City of Shenandoah Special Assessment RB for Metropark Public Improvement District Series 2018 (NR/NR)
780,000	5.000	09/01/2028	783,491
2,035,000	5.600	09/01/2038	2,050,149
2,470,000	5.700	09/01/2047	2,472,229
City of Sinton Special Assessment RB Series 2022 (NR\NR)(c)
900,000	5.125	09/01/2042	835,500
1,150,000	5.250	09/01/2051	1,048,917
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)(c)
2,000,000	6.625	09/01/2052	2,065,995
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(c)
1,171,000	5.500	08/15/2052	1,126,290
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
1,175,000	4.000	10/01/2050	925,470
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(c)
1,100,000	5.000	10/01/2050	886,589
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
575,000	4.000	10/01/2050	524,679
County of Hays Special Assessment for La Cima Public Improvement District Series 2020 (NR/NR)(c)
800,000	3.750	09/15/2040	631,877
1,200,000	4.000	09/15/2050	927,140
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(c)
985,000	4.500	09/01/2041	825,861
765,000	4.750	09/01/2050	637,295
Dallas County Flood Control District No. 1 Unlimited Tax GO Refunding Bonds Series 2015 (NR/NR)(c)
3,250,000	5.000	04/01/2032	3,242,999
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(c)
100,000	3.750	08/15/2024	97,673
350,000	4.000	08/15/2029	325,852
1,150,000	4.500	08/15/2035	1,033,700
875,000	5.000	08/15/2044	797,996
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000	4.750	05/01/2038	1,545,552
Fort Bend County Industrial Development Corp. RB for NRG Energy, Inc. Project Series 2012 B (Baa2/NR)
5,685,000	4.750	11/01/2042	5,548,465

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Fort Worth Special Assessment RB for Fort Worth Public Improvement District No. 17 Major Improvement Project Series 2017 (NR/NR)(c)
$1,090,000	5.000%	09/01/2027	$ 1,072,024
895,000	5.000	09/01/2032	863,047
1,315,000	5.125	09/01/2037	1,246,094
Grand Parkway Transportation Corp. System Toll Convertible RB Series 2013 B (NR/AA+)(d)
15,140,000	0.000	10/01/2046	15,810,006
11,100,000	0.000	10/01/2047	11,601,003
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(e)
	(3M USD LIBOR + 0.67%)
13,855,000	3.756	08/15/2035	12,628,245
Harris County-Houston Sports Authority RB Refunding Series 2004 A (NATL) (Baa2/BB)(f)
5,525,000	0.000	11/15/2036	2,495,329
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(c)
1,789,000	5.500	09/15/2042	1,759,277
3,204,000	5.750	09/15/2052	3,141,108
Hickory Creek Texas Special Assessment RB for Hickory Farms Public Improvement Series 2019 (NR/NR)(c)
1,340,000	4.500	09/01/2039	1,249,261
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
595,000	3.750	09/01/2032	567,009
510,000	3.875	09/01/2037	462,538
930,000	4.000	09/01/2047	811,615
Hidalgo County Regional Mobility Authority Junior Lien Toll and Vehicle Registration Fee Revenue and Refunding Bonds Series 2022B (Baa3\BB+)(f)
6,105,000	0.000	12/01/2049	1,144,329
6,365,000	0.000	12/01/2050	1,118,062
6,760,000	0.000	12/01/2051	1,112,583
6,925,000	0.000	12/01/2052	1,067,676
7,155,000	0.000	12/01/2053	1,033,189
7,300,000	0.000	12/01/2054	987,095
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
15,835,000	5.000	07/15/2028	16,048,134
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 A (AMT) (NR/NR)
875,000	5.000	07/01/2027	887,636
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
2,750,000	5.000	07/15/2027	2,789,991
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
2,780,000	5.000	07/15/2027	2,821,561
Houston Airport System Special Facilities RB for Continental Airlines, Inc. Terminal Improvement Projects Series 2011 A (AMT) (Ba3/B)
10,000,000	6.625	07/15/2038	10,002,810

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal E Project Series 2014 A (AMT) (Ba3/B)
$9,250,000	5.000%	07/01/2029	$ 9,269,691
Houston Airport System Special Facilities RB Refunding for United Airlines, Inc. Terminal Improvement Projects Series 2015 B-1 (AMT) (NR/B)
10,500,000	5.000	07/15/2035	10,096,560
Houston Higher Education Finance Corp. RB for Houston Baptist University Series 2021 (NR/BBB-)
1,035,000	4.000	10/01/2051	823,663
Joint Guadalupe County RB Refunding and Improvement Bonds for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000	5.000	12/01/2045	1,890,603
Justin Special Assessment RB for Timberbrook Public Improvement District No. 1 Major Improvement Area Project Series 2018 (NR/NR)(c)
135,000	4.500	09/01/2023	135,075
785,000	5.000	09/01/2028	789,264
1,170,000	5.375	09/01/2038	1,161,961
1,930,000	5.125	09/01/2047	1,827,813
1,500,000	5.500	09/01/2047	1,468,180
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
165,000	2.375	09/01/2031	137,526
165,000	2.375	09/01/2032	134,940
175,000	2.375	09/01/2033	140,453
175,000	2.500	09/01/2034	137,308
365,000	2.500	09/01/2036	269,697
385,000	2.625	09/01/2038	274,437
370,000	3.000	09/01/2041	265,237
520,000	3.000	09/01/2046	347,414
1,265,000	3.000	09/01/2051	805,102
Lake Houston Redevelopment Authority RB Refunding for City of Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000	2.500	09/01/2041	325,421
590,000	3.000	09/01/2044	422,633
650,000	3.000	09/01/2047	446,649
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(c)
14,675,000	4.625	10/01/2031	14,117,092
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000	5.500	02/15/2040	696,064
1,325,000	5.250	02/15/2045	1,261,791
780,000	4.000	02/15/2051	594,574
Montgomery County Toll Road Authority Senior Lien RB Series 2018 (NR/BBB-)
1,850,000	5.000	09/15/2043	1,858,291
2,800,000	5.000	09/15/2048	2,803,829
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(c)
2,850,000	4.000	08/15/2046	2,162,151
8,205,000	4.000	08/15/2056	5,763,560

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB Refunding for Wichita Falls Retirement Foundation Obligated Group Series 2021 (NR/NR)
$1,630,000	4.000%	01/01/2036	$ 1,337,436
1,600,000	4.000	01/01/2041	1,228,739
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for Army Retirement Residence Foundation Project Series 2022 (NR/BB+)
2,325,000	5.750	07/15/2052	2,154,468
3,055,000	6.000	07/15/2057	2,905,978
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB for the Outlook at Windhaven Project Series 2022B-3 (NR/NR)
4,700,000	4.250	10/01/2026	4,656,484
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
1,400,000	4.000	11/01/2055	1,019,086
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
11,100,000	5.500	01/01/2057	7,999,632
New Hope Cultural Education Facilities Finance Corp. Senior Living RB Series 2021B (NR\NR)
3,250,000	7.000	01/01/2057	2,303,158
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Cityscape Schools, Inc. Series 2019 A (NR/BBB-)(c)
1,465,000	5.000	08/15/2051	1,333,368
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Station II, LLC - Texas A&M University Collegiate Housing Corpus Christi Project Series 2016 A (WR/NR)(b)
335,000	5.000	04/01/2026	357,763
New Hope Cultural Education Facilities Finance Corp. Student Housing RB for Tarleton State University Collegiate Housing Project Series 2015 A (WR/NR)(b)
1,000,000	5.000	04/01/2025	1,046,442
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(c)
1,395,000	4.000	09/15/2041	1,178,470
6,110,000	5.000	09/15/2051	5,523,799
North Parkway Municipal Management Special Assessment RB for Major Improvements Project Series 2021 (NR/NR)(c)
1,553,000	4.250	09/15/2031	1,465,274
4,700,000	4.750	09/15/2041	4,311,646
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
15,475,000	3.000	01/01/2046	11,395,173
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(c)
1,650,000	2.750	01/01/2036	1,170,876
3,675,000	2.875	01/01/2041	2,406,346
11,125,000	3.000	01/01/2050	6,537,686

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 A (AMT) (NR/NR)(c)
$9,995,000	4.000%	01/01/2050	$ 7,181,979
Port Beaumont Navigation District RB Refunding for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2020 B (NR/NR)(c)
4,125,000	6.000	01/01/2025	3,871,715
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(c)
29,500,000	4.100	01/01/2028	23,990,530
Rowlett Special Assessment RB for Bayside Public Improvement District North Improvement Area Project Series 2016 (NR/NR)
175,000	5.750	09/15/2036	169,897
460,000	6.000	09/15/2046	450,520
Royse City Special Assessment RB for Creekshaw Public Improvement District Improvement Area Project Series 2022 (NR/NR)(c)
1,166,000	6.000	09/15/2052	1,165,871
Royse Special Assessment RB for Parkside Village Public Improvement District Series 2019 (NR/NR)(c)
825,000	4.125	09/15/2039	726,258
3,275,000	4.375	09/15/2049	2,782,306
Tarrant County Cultural Education Facilities Finance Corp. RB Refunding for Air Force Village Obligated Group Series 2016 (NR/NR)
7,300,000	5.000	05/15/2045	6,169,342
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(e)
	(3M USD LIBOR + 0.70%)
4,100,000	3.895	12/15/2026	4,054,940
Texas Private Activity Bond Surface Transportation Corp. Senior Lien RB for NTE Mobility Partners Segments 3 LLC Series 2013 (NR/NR)
5,000,000	6.750	06/30/2043	5,079,438
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Blueridge Transportation Group, LLC SH 288 Toll Lanes Project Series 2016 (AMT) (Baa3/NR)
3,900,000	5.000	12/31/2050	3,757,293
3,900,000	5.000	12/31/2055	3,721,886
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
10,040,000	5.000	06/30/2058	9,575,819
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(c)
1,500,000	4.000	09/01/2043	1,232,215
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(c)
2,225,000	5.375	09/15/2052	2,069,354
Town of Little Elm Special Assessment RB for Spiritas East Public Improvement Project Series 2022 (NR/NR)(c)
429,000	3.750	09/01/2042	329,113
410,000	4.000	09/01/2051	316,366

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Town of Little Elm Special Assessment RB for Valencia Public Improvement District Project Series 2022 (NR/NR)(c)
$2,000,000	6.875%	09/01/2052	$ 2,065,243
Town of Little Special Assessment RB for Hillstone Pointe Public Improvement District No. 2 Phases #2-3 Project Series 2018 (NR/NR)(c)
1,343,000	5.875	09/01/2047	1,371,261
Town of Little Special Assessment RB for Lakeside Estates Public Improvement District No. 2 Project Series 2017 (NR/NR)(c)
1,400,000	5.000	09/01/2047	1,317,952
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(c)
1,145,000	5.500	09/01/2052	1,105,966
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
1,630,000	3.000	09/01/2036	1,331,603
860,000	3.000	09/01/2037	687,290
625,000	3.000	09/01/2039	481,444
600,000	3.000	09/01/2040	452,956
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
390,000	3.125	12/01/2035	308,136
457,000	3.375	12/01/2040	344,647
786,000	3.500	12/01/2047	565,096
Viridian Municipal Management District Tarrant County Special Assessment RB Series 2015 (NR/NR)
424,000	4.000	12/01/2027	414,063
1,545,000	4.750	12/01/2035	1,517,610

			578,368,244

Utah – 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(c)
2,010,000	3.750	03/01/2041	1,567,015
7,125,000	4.000	03/01/2051	5,289,547
Black Desert Public Infrastructure District GO Bonds Series 2021 B (NR/NR)(c)
5,000,000	7.375	09/15/2051	4,028,566
Carbon County Solid Waste Disposal RB Refunding for Sunnyside Cogeneration Series 1999 A (NR/NR)
3,240,000	7.100	08/15/2023	3,236,580
Coral Junction Public Infrastructure District Special Assessment Bonds Series 2022A-2 (NR/NR)(c)
2,350,000	5.500	06/01/2041	2,200,110
Medical School Campus Public Infrastructure District GO Bonds Series 2020 A (NR/NR)(c)
10,250,000	5.500	02/01/2050	8,580,544
Medical School Campus Public Infrastructure District GO Bonds Series 2020 B (NR/NR)(c)
1,954,000	7.875	08/15/2050	1,616,561

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Utah – (continued)
Military Installation Development Authority RB Series 2021 A-1 (NR/NR)
$1,500,000	4.000%	06/01/2036	$ 1,256,519
800,000	4.000	06/01/2041	634,499
13,950,000	4.000	06/01/2052	10,192,714
Military Installation Development Authority RB Series 2021 A-2 (NR/NR)
2,500,000	4.000	06/01/2036	2,093,991
2,500,000	4.000	06/01/2041	1,965,623
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(c)
1,180,000	3.625	02/01/2035	935,020
500,000	4.125	02/01/2041	380,492
500,000	4.375	02/01/2051	365,170
Red Bridge Public Infrastructure District No. 1 GO Bonds Series 2021 B (NR/NR)(c)
600,000	7.375	08/15/2051	476,760
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021 A (NR/NR)(c)
1,625,000	4.250	03/01/2051	1,199,471
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(c)
6,365,000	5.750	06/15/2052	6,086,871
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(c)
3,630,000	4.250	07/15/2050	2,693,162
Utah Charter School Finance Authority RB for Bridge Elementary Project Series 2021A (NR/NR)(c)
1,220,000	4.250	06/15/2051	861,254
Utah Charter School Finance Authority RB for Technology Academy Project Series 2021A (NR/NR)(c)
6,600,000	4.000	10/15/2061	4,306,293

			59,966,762

Vermont – 0.0%
Vermont Economic Development Authority RB Refunding for Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000	5.000	05/01/2047	863,663
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(c)
2,250,000	5.000	06/01/2027	2,235,859

			3,099,522

Virgin Islands – 0.1%
Virgin Islands Public Finance Authority RB Refunding for Virgin Islands Gross Receipts Taxes Loan Note Series 2014 C (NR/NR)(c)
9,850,000	5.000	10/01/2039	8,231,864

Virginia – 1.4%
Ablemarle County Economic Development Authority Residential Care Facility Revenue Refunding Bonds Series 2022B (NR\NR)
4,000,000	4.000	06/01/2054	3,044,237
Alexandria City IDA for Residential Care Facilities Mortgage RB for Goodwin House, Inc. Series 2015 (NR/NR)(b)
2,700,000	5.000	10/01/2025	2,854,995

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Farmville Industrial Development Authority RB Refunding for Longwood Housing Foundation LLC Series 2020 A (NR/BBB-)
$5,000,000	5.000%	01/01/2050	$ 4,604,442
5,000,000	5.000	01/01/2059	4,481,118
James City County Economic Development Authority RB Refunding for Virginia United Methodist Homes, Inc. Obligated Group Series 2021 A (NR/NR)
580,000	4.000	06/01/2041	444,759
940,000	4.000	06/01/2047	672,262
Salem Economic Development Authority RB Refunding for Roanoke College Series 2020 (NR/BBB+)
710,000	4.000	04/01/2045	605,993
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 A-1 (B3/B-)
10,940,000	6.706	06/01/2046	9,855,199
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
236,845,000	0.000	06/01/2047	56,596,410
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 D (NR/CCC-)(f)
34,250,000	0.000	06/01/2047	7,919,874
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
1,525,000	3.000	06/01/2041	1,085,444
1,050,000	4.000	06/01/2046	864,460
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
520,000	5.000	12/31/2052	490,005
21,645,000	5.000	12/31/2056	20,145,015
Virginia Small Business Financing Authority Solid Waste Disposal RB Series 2018 (B/NR)(a)(b)(c)
1,000,000	5.000	07/01/2038	943,333

			114,607,546

Washington – 1.1%
Port of Seattle Industrial Development Corp. RB Refunding for Delta Air Lines, Inc. Series 2012 (AMT) (NR/BB)
3,880,000	5.000	04/01/2030	3,879,402
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
2,765,000	4.000	08/01/2047	2,406,151
Washington Higher Education Facilities Authority RB for Seattle University Series 2020 (NR/A)
1,125,000	4.000	05/01/2050	1,000,015
Washington State Convention Center Public Facilities District RB Series 2018 (Baa1/BBB-)
47,425,000	5.000	07/01/2048	47,645,503
37,700,000	4.000	07/01/2058	30,960,167
Washington State Housing Finance Commission Nonprofit Housing RB for Presbyterian Retirement Communities Northwest Obligated Group Transforming Age Projects Series 2019 A (NR/NR)(c)
1,350,000	5.000	01/01/2049	1,059,578
3,800,000	5.000	01/01/2055	2,900,590

			89,851,406

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
West Virginia – 0.6%
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 A (NR\NR)(c)
$1,345,000	4.250%	06/01/2042	$ 1,040,888
2,350,000	4.500	06/01/2050	1,764,047
City of South Charleston Special District Excise Tax Revenue Improvement Bonds Series 2022 B (NR\NR)(c)
2,450,000	5.500	06/01/2032	2,094,661
2,725,000	6.000	06/01/2037	2,235,420
County of Ohio Special District Excise Tax RB Refunding for Fort Henry Economic Opportunity Development District The Highlands Project Series 2019 B (NR/BBB-)
955,000	3.000	03/01/2035	809,377
2,685,000	3.000	03/01/2037	2,160,904
2,020,000	3.250	03/01/2041	1,566,319
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(c)
2,725,000	4.125	06/01/2043	2,365,340
Monongalia County Commission Excise Tax District RB Series 2021 B (NR/NR)(c)
1,650,000	4.875	06/01/2043	1,424,405
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2020 (AMT) (B2/B)(a)(b)
9,300,000	5.000	07/01/2025	9,276,301
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(a)(b)
4,850,000	4.125	07/01/2025	4,734,006
West Virginia Hospital Finance Authority RB Refunding for Cabell Huntington Hospital Obligated Group Series 2018 A (Baa1/BBB+)
6,120,000	5.000	01/01/2043	6,171,016
13,000,000	4.125	01/01/2047	10,908,610
West Virginia Hospital Finance Authority RB Refunding for Charleston Area Medical Center, Inc. Obligated Group Series 2019 A (Baa1/NR)
1,650,000	5.000	09/01/2038	1,695,096
1,525,000	5.000	09/01/2039	1,569,592

			49,815,982

Wisconsin – 2.2%
Public Finance Authority Beyond Boone LLC-Appalachian State University Project RB Bonds Series 2019 A (AGM) (A2/AA)
900,000	5.000	07/01/2044	920,036
2,350,000	4.125	07/01/2049	2,069,280
1,300,000	5.000	07/01/2054	1,312,150
1,600,000	5.000	07/01/2058	1,614,954
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(c)
1,400,000	6.000	06/01/2062	1,333,178
Public Finance Authority Charter School RB Series 2021A (NR/NR)(c)
1,250,000	5.000	06/15/2051	923,826

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(c)
$1,630,000	5.500%	06/15/2052	$ 1,516,865
2,700,000	5.750	06/15/2062	2,554,851
Public Finance Authority Education RB for North Carolina Leadership Charter Academy, Inc. Series 2019 A (NR/NR)(c)
250,000	4.000	06/15/2029	234,652
385,000	5.000	06/15/2039	359,583
495,000	5.000	06/15/2049	438,713
430,000	5.000	06/15/2054	374,929
Public Finance Authority Education RB for Triad Educational Services Series 2022 (NR/BBB-)
600,000	5.500	06/15/2050	590,715
1,450,000	5.250	06/15/2052	1,402,663
1,400,000	5.375	06/15/2057	1,353,285
Public Finance Authority Education RB for Uwharrie Charter Academy Project Series 2022A (NR/Ba2)(c)
1,400,000	5.000	06/15/2052	1,197,282
1,850,000	5.000	06/15/2057	1,556,120
1,850,000	5.000	06/15/2062	1,533,374
Public Finance Authority Education RB Series 2022 (NR\NR)(c)
3,925,000	5.000	01/01/2057	3,275,023
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
5,900,000	4.300	11/01/2030	5,660,731
Public Finance Authority RB for Beyond Boone LLC Series 2020 A (AGM) (A2/AA)
950,000	4.000	07/01/2050	812,684
1,185,000	4.000	07/01/2055	998,337
1,520,000	4.000	07/01/2059	1,263,563
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(c)
5,650,000	5.000	12/01/2055	4,893,255
Public Finance Authority RB for Coral Academy Of Science Las Vegas Series 2021 A (NR/BBB-)
4,115,000	4.000	07/01/2061	3,046,771
Public Finance Authority RB for Eno River Academy Holdings, Inc. Series 2020 A (Ba1/NR)(c)
1,300,000	5.000	06/15/2054	1,128,530
Public Finance Authority RB for Founders Academy of Las Vegas Series 2020 A (NR/BB-)(c)
520,000	4.000	07/01/2030	474,125
700,000	5.000	07/01/2040	631,126
1,875,000	5.000	07/01/2055	1,571,081
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(c)
300,000	5.000	06/01/2036	276,776
900,000	5.000	06/01/2051	755,449
1,075,000	5.000	06/01/2061	872,289
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(c)
3,100,000	5.250	03/01/2045	2,761,171
7,110,000	5.250	03/01/2055	6,120,265

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for McLemore Resort Manager LLC Series 2021 A (NR/NR)(c)
$12,100,000	4.500%	06/01/2056	$ 8,759,333
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-1 (NR/NR)*(c)
41,995	5.500	12/01/2048	13,018
Public Finance Authority RB for Minnesota Medical University LLC Series 2019 A-2 (NR/NR)*(c)
85,207	7.250	12/01/2048	26,414
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(c)
12,925,000	5.625	06/01/2050	10,067,482
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(c)
14,840,000	6.500	06/01/2045	11,297,413
Public Finance Authority RB for Prime Healthcare Foundation, Inc. Series 2018 A (NR/NR)
2,600,000	5.200	12/01/2037	2,692,982
1,525,000	5.350	12/01/2045	1,554,591
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(c)
4,470,000	6.000	07/01/2031	3,830,485
Public Finance Authority RB for The Foundation of The University of North Carolina at Charlotte, Inc. Series 2021 A (NR/NR)(c)
2,825,000	4.000	09/01/2051	2,125,599
1,875,000	4.000	09/01/2056	1,372,647
Public Finance Authority RB Refunding for Blue Ridge Healthcare Obligated Group Series 2020 A (A3/A)
1,425,000	4.000	01/01/2045	1,269,972
1,900,000	3.000	01/01/2050	1,335,128
Public Finance Authority RB Refunding for Coral Academy of Science Reno Series 2019 A (NR/NR)(c)
1,950,000	5.000	06/01/2050	1,650,037
Public Finance Authority RB Refunding for Penick Village Obligated Group Series 2019 (NR/NR)(c)
1,450,000	5.000	09/01/2049	1,126,203
1,360,000	5.000	09/01/2054	1,031,907
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(c)
9,950,000	4.500	07/01/2048	7,807,663
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(c)
3,205,000	6.125	10/01/2049	2,850,901
Public Finance Authority RB Refunding for UMA Education, Inc. Series 2019 A (NR/BB)(c)
1,020,000	5.000	10/01/2034	986,497
350,000	5.000	10/01/2039	324,474
Public Finance Authority Retirement Communities RB Refunding for The Evergreens Obligated Group Series 2019 A (NR/NR)
565,000	5.000	11/15/2044	541,761
765,000	5.000	11/15/2049	719,762

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Revenue and Revenue Refunding Bonds Series 2022 (NR\BB)(c)
$900,000	4.000%	04/01/2042	$ 716,257
1,400,000	4.000	04/01/2052	1,014,557
Public Finance Authority Senior Living Revenue Refunding Bonds for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000	4.000	01/01/2052	9,367,436
Public Finance Authority Senior RB for Fargo-Moorhead Metropolitan Area Flood Risk Management Project Series 2021 (AMT) (NR/NR)
3,800,000	4.000	03/31/2056	2,857,615
Public Finance Authority Student Housing RB for CHF-Cullowhee, LLC-Western Carolina University Project Series 2015 A (NR/BBB-)
3,250,000	5.250	07/01/2047	3,107,708
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(c)
8,815,000	4.000	07/01/2061	6,158,734
Public Finance Authority Student Housing RB Subordinate Series 2021B (NR/NR)(c)
1,875,000	5.250	07/01/2061	1,396,748
Wisconsin Health & Educational Facilities Authority RB Refunding for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000	3.000	02/01/2042	988,549
435,000	4.000	02/01/2045	386,338
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
950,000	4.000	12/01/2051	655,134
950,000	4.000	12/01/2056	630,084
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022B (NR/NR)(c)
32,525,000	6.000	02/01/2062	30,556,675

			175,047,736

Wyoming – 0.3%
County of Campbell RB Refunding for Basin Electric Power Cooperative Series 2019 A (A3/A)
28,040,000	3.625	07/15/2039	24,491,846

TOTAL MUNICIPAL BONDS (Cost $8,301,707,087)			$7,681,438,965

Corporate Bonds – 1.0%
Healthcare - Services – 0.3%
Prime Healthcare Foundation Inc Series (NR/NR)
$16,525,000	7.000%	12/01/27	$ 16,200,094
Toldeo Hospital RB Series 2022 B (Ba2/BB)
4,988,000	5.325	11/15/28	3,874,748
Tower Health Series (BB-/NR)
10,354,000	4.451	02/01/50	4,975,708

			25,050,550

Real Estate – 0.7%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
6,283,773	9.750	12/01/39	5,866,530
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(c)(j)
3,874,089	9.750	12/01/39	3,616,850

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Benloch Ranch Improvement Association No. 2 (NR/NR)(c)(j)
$29,700,000	10.000%	12/01/51	$ 26,826,822
Brixton Park Improvement Association No. 1 Series (NR/NR)(c)(j)
27,165,373	6.875	12/01/51	22,942,787

			59,252,989

TOTAL CORPORATE BONDS (Cost $94,263,426)			$ 84,303,539

TOTAL INVESTMENTS – 97.7% (Cost $8,395,970,513)			$7,765,742,504

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			180,640,786

NET ASSETS – 100.0%			$7,946,383,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on December 31, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Zero coupon bond until next reset date.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	When-issued security.

(h)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2022.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
CFD	— Community Facilities District
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
MUN GOVT GTD	— Municipal Government Guaranteed NATL
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
ST AID WITHHLDG	— State Aid Withholding
UT	— Unlimited Tax
WR	— Withdrawn Rating

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.171%	JPMorgan Chase Bank NA	03/20/2023	USD 9,000	$18,420	$(9,543)	$27,963
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.171	Bank of America NA	03/20/2023	4,000	8,187	(4,241)	12,428
California State Various Purpose GO Bonds Series 2003, 5.000%, 09/20/2023	1.000	0.556	JPMorgan Chase Bank NA	09/20/2023	15,000	88,385	(50,117)	138,502
California State Various Purpose GO Bonds Series 2003, 5.000%, 12/20/2023	1.000	0.724	Morgan Stanley Co., Inc.	12/20/2023	10,000	75,692	(27,405)	103,097
Illinois State GO Bonds, Series A, 5.000%, 12/20/2023	1.000	0.170	Morgan Stanley Co., Inc.	12/20/2023	10,000	(13,687)	(74,180)	60,493

TOTAL						$176,997	$(165,486)	$342,483

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 96.8%
Alabama – 1.1%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A (NR/NR)(a)(b)
$1,000,000	4.000%	12/01/2025	$ 988,979
Black Belt Energy Gas District Gas Supply RB Series 2021A (Aa1/NR)(a)(b)
365,000	4.000	12/01/2031	355,703
County of Jefferson AL Sewer Revenue (NR/NR)(c)
125,000	0.000	10/01/2050	127,673
Hoover Industrial Development Board RB for United States Steel Corp. Series 2019 (AMT) (B1/BB-)
200,000	5.750	10/01/2049	206,282
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
30,000	6.500	10/01/2053	32,040
Midcity Improvement District Special Assessment RB Series 2022 (NR\NR)
100,000	3.875	11/01/2027	89,849
100,000	4.250	11/01/2032	83,841

			1,884,367

Alaska – 0.1%
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB-)
100,000	4.000	06/01/2050	97,276
Northern Tobacco Securitization Corp. RB Refunding Senior Bond Series 2021 B-1 (NR/BBB+)
5,000	0.500	06/01/2031	4,955

			102,231

American Samoa – 0.0%
American Samoa Economic Development Authority RB Refunding Series 2021 B (Ba3/NR)(d)
100,000	2.470	09/01/2024	94,623

Arizona – 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(e)
	(3M USD LIBOR + 0.81%)
495,000	3.995	01/01/2037	459,784
Arizona IDA Lease RB for Greenville University Student Housing and Athletic Facilities Project Series 2022 (NR/NR)(d)
485,000	6.500	11/01/2053	454,450
Arizona Industrial Development Authority RB for Candeo Schools Obligated Group Project Series 2020 A (SD CRED PROG) (NR/AA-)
25,000	3.375	07/01/2041	20,769
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
180,000	4.500	01/01/2049	103,848
Arizona Industrial Development Authority RB for Kipp New York, Inc. Macombs Facility Series 2021 A (NR/BBB-)
65,000	4.000	07/01/2051	52,101

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Somerset Academy of Las Vegas Series 2021 A (NR/BB)(d)
$25,000	4.000%	12/15/2051	$ 18,555
Arizona Industrial Development Authority RB Refunding for Doral Academy of Northern Nevada Obligated Group Series 2021 A (Ba1/NR)(d)
265,000	4.000	07/15/2041	213,333
City of Phoenix Civic Improvement Corporation RB for Rental Car Facility Charge Series 2019 A (A3/BBB+)
100,000	5.000	07/01/2045	104,393
County of Maricopa IDA Education RB Series 2021A (BB+/NR)(d)
75,000	4.000	07/01/2041	59,956
County of Maricopa IDA Education RB Taxable Convertible Series 2021B (BB+/NR)(d)
50,000	4.000	07/01/2026	49,636
150,000	4.375	07/01/2031	149,219
150,000	5.000	07/01/2044	149,184
Estrella Mountain Ranch Community Facilities District Lucero Assessment District No. 1 Special Assessment RB Series 2019 (NR/NR)
99,000	4.750	07/01/2043	83,833
Glendale Industrial Development Authority RB for People of Faith, Inc. Obligated Group Series 2020 A (NR/NR)
100,000	5.000	05/15/2041	91,874
Glendale Industrial Development Authority RB Refunding for Sun Health Services Obligated Group Series 2019 A (NR/NR)
140,000	5.000	11/15/2042	141,357
La Paz County Industrial Development Authority RB for Harmony Public Schools Series 2021 A (NR/BBB)
50,000	4.000	02/15/2046	40,762
Maricopa County Industrial Development Authority RB for Arizona Autism Charter Schools Obligated Group Series 2021 A (NR/BB)(d)
40,000	4.000	07/01/2051	28,884
Maricopa County Industrial Development Authority RB for Ottawa University Series 2020 (NR/NR)(d)
25,000	5.125	10/01/2030	25,293
Salt Verde Financial Corp. RB Gas Senior Series 2007-1 (A3/BBB+)
225,000	5.000	12/01/2037	228,749

			2,475,980

Arkansas – 0.1%
Arkansas Development Finance Authority RB for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000	4.250	07/01/2041	44,012
25,000	3.500	07/01/2046	16,319
Arkansas Development Finance Authority RB Refunding for Central Arkansas Radiation Therapy Institute, Inc. Series 2021 (NR/NR)
100,000	3.500	07/01/2038	98,348
Batesville Public Facilities Board RB Refunding for White River Health System Obligated Group Series 2020 (NR/BBB-)
50,000	5.000	06/01/2027	52,560

			211,239

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – 9.3%
Alvord Unified School District GO Bonds Capital Appreciation for 2007 Election Series 2007 B (AGM) (A2/AA) (f)
$200,000	0.000%	08/01/2036	$ 108,611
Bay Area Toll Authority Bridge RB 2021 Series D (AA/AA)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.30%)
500,000	3.430	04/01/2027	485,973
Bay Area Toll Authority Bridge RB 2021 Series E (AA/AA)(b)(e)
	(SIFMA Municipal Swap Index Yield + 0.41%)
350,000	3.540	04/01/2028	339,426
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
575,000	4.000	08/01/2028	572,025
California Community Housing Agency RB Series 2021A-1 Senior Bonds (NR/NR)(d)
150,000	4.000	02/01/2056	123,759
California County Tobacco Securitization Agency RB Refunding for Gold Country Settlement Funding Corp. Series 2020 B-1 (NR/BBB-)
30,000	4.000	06/01/2049	29,634
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 A (NR/BBB+)
50,000	4.000	06/01/2049	42,712
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-1 (NR/BBB-)
20,000	5.000	06/01/2049	20,064
California County Tobacco Securitization Agency RB Refunding for Sonoma County Securitization Corp. Series 2020 B-2 (NR/NR)(f)
250,000	0.000	06/01/2055	49,034
California County Tobacco Securitization Agency RB Refunding Series 2020 B-1 (NR/BBB-)
60,000	5.000	06/01/2049	60,181
California County Tobacco Securitization Agency Tobacco Settlement RB Capital Appreciation Subordinate Series 2006 C (NR/NR)(f)
400,000	0.000	06/01/2055	43,299
California Enterprise Development Authority RB for Provident Group-SDSU Properties LLC –M@College Project Series 2020 A (Baa3/NR)
50,000	5.000	08/01/2045	50,092
California Health Facilities Financing Authority RB for Lucile Salter Packard Childrens Hospital at Stanford 2016 Series B (A1/A+)
760,000	5.000	08/15/2055	774,430
California Health Facilities Financing Authority RB Series 2017A (BBB+/Baa2)
250,000	5.000	08/15/2042	255,030
California Municipal Finance Authority RB for The Learning Choice Academy Series 2021 A (NR/BBB-)
100,000	4.000	07/01/2041	88,449
California Municipal Finance Authority Revenue Refunding Bonds for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000	5.000	07/01/2042	152,709
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
1,000,000	5.000	12/31/2043	1,006,286

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-1 (NR\NR)
$50,000	2.750%	11/15/2027	$ 44,813
California Municipal Finance Authority Senior Living RB for Mt. San Antonio Gardends Project Series 2022B-2 (NR\NR)
75,000	2.125	11/15/2026	68,520
California Municipal Finance Authority Special Facility RB For United Airlines International Airport Project Series 2019 (B+/NR)
250,000	4.000	07/15/2029	243,405
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-3 (NR/A-)
205,000	4.300	07/01/2040	205,335
California Public Finance Authority RB for Excelsior Charter School Project Series 2020 A (NR/NR)(d)
55,000	5.000	06/15/2040	50,835
California School Finance Authority Charter School RB for Citizens of the World Obligated Group Series 2022A (BB-/NR)(d)
250,000	6.250	04/01/2052	245,687
California School Finance Authority Charter School RB for Classical Academies Oceanside Project Series 2022A (BBB-/NR)(d)
100,000	5.000	10/01/2042	102,153
California School Finance Authority Charter School RB for Lighthouse Community Public School Obligated Group Series 2022A (NR/NR)(d)
250,000	6.375	06/01/2052	253,849
California School Finance Authority RB for Classical Academy Obligated Group Series 2021 A (NR/BBB-)(d)
35,000	3.000	10/01/2031	32,051
California School Finance Authority RB for Lifeline Education Charter School, Inc. Series 2020 A (NR/BB+)(d)
365,000	3.000	07/01/2030	315,285
California School Finance Authority RB for Santa Clarita Valley International Charter School Series 2021 A (NR/NR)(d)
260,000	4.000	06/01/2031	244,707
California Statewide Communities Development Authority RB for Loma Linda University Medical Center Series 2016A (NR/BB-)(d)
250,000	5.250	12/01/2056	247,475
California Statewide Communities Development Authority Community Facilities District No. 2020-02 Special Tax for Improvement Area No. 1 Series 2021 (NR/NR)
125,000	4.000	09/01/2051	104,937
California Statewide Communities Development Authority Kaiser Permanente RB Series 2009C (NR/AA-) (PUTABLE)(a)(b)(g)
120,000	5.000	11/01/2029	136,113
California Statewide Communities Development Authority RB Refunding for Loma Linda University Medical Center Series 2014 A (NR/BB-)
350,000	5.500	12/01/2054	351,587
California Statewide Communities Development Authority Special Tax Bonds Series 2022 (NR/NR)
50,000	5.125	09/01/2042	50,391

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Student Housing Refunding RB for University of California Irvine East Campus Apartments Series 2016 (Baa1/NR)
$100,000	5.000%	05/15/2040	$ 100,423
California Statewide Community Development Authority Pollution Control Refunding RB 2010 Series A (NON-AMT) (A-/BBB+)
190,000	1.750	09/01/2029	156,712
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax Bonds Series 2021 (NR/NR)
50,000	4.000	09/01/2041	44,980
City & County of San Francisco Special Tax District No. 2020-1 for Mission Rock Facilities and Services Series 2021 A (NR/NR)(d)
50,000	4.000	09/01/2036	46,653
City of Calimesa CA Community Facilities District No. 2018-1 Special Tax Series 2020 (NR/NR)
185,000	4.000	09/01/2033	181,484
City of Chula Vista CA Community Facilities District No. 16-1 Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000	4.000	09/01/2046	217,103
City of Dublin Community Facilities District No. 2015-1 Special Tax Bonds for Improvement Area No. 3 Series 2021 (NR/NR)
50,000	4.000	09/01/2045	42,782
50,000	4.000	09/01/2051	41,125
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
60,000	5.000	05/15/2030	63,561
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
25,000	3.000	09/01/2039	19,022
City of Palm Desert Community Facilities District No. 2005-1 Special Tax Refunding Bonds Series 2021 A (NR/NR)
25,000	4.000	09/01/2036	23,714
City of Palm Desert Community Facilities District No. 2021-1 Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000	3.000	09/01/2031	91,186
City of Palm Desert Section 29 Assessment District No. 2004-02 Special Assessment Refunding Bonds Series 2021 (NR/NR)
500,000	4.000	09/02/2037	471,228
City of Rocklin Community Facilities District No. 10 Special Tax Bonds Series 2019 (NR/NR)
100,000	5.000	09/01/2030	103,290
City of Roseville Special Tax The Ranch at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
250,000	4.000	09/01/2033	245,459
City of Roseville Special Tax Villages at Sierra Vista Community Facilities District No. 1 Series 2020 (NR/NR)
25,000	4.000	09/01/2040	22,955
City of San Francisco Airport Commission International Airport Second Series RB Series 2018E (A1/A+)
400,000	5.000	05/01/2048	417,971
City of San Francisco Airport Commission International Airport Second Series RB Series 2019A (A1/A+)
490,000	5.000	05/01/2049	496,147

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
CMFA Special Finance Agency VIII Essential Housing RB 2021A-1 (NR/NR)(d)
$150,000	3.000%	08/01/2056	$ 95,973
County of Los Angeles CA Community Facilities District NO 2021-01
100,000	5.000	09/01/2047	100,190
Eastern Foothill Transportation Corridor Agency Senior Lien Toll Road Refunding RB Series 2021A (A/Baa2)
750,000	4.000	01/15/2046	692,529
Golden State Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB-/NR)
700,000	3.850	06/01/2050	618,895
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds for Capital Appreciation Series 2007 C-1 (NR/CCC)(f)
250,000	0.000	06/01/2036	104,335
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(e)
	(3M USD LIBOR + 0.63%)
525,000	3.820	09/01/2037	483,441
Needles Unified School District GO Bonds 2011 B (AGM) (A2/AA)(c)
865,000	0.000	08/01/2041	649,124
Palomar Pomerado Health GO Bonds Capital Appreciation for Election of 2004 Series 2009 A (AGC) (A2/AA)(f)
50,000	0.000	08/01/2033	33,240
Rancho Cordova Community Facilities District No. 2003-1 Special Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000	3.000	09/01/2034	111,186
River Islands Public Financing Authority CFD Improvement Area Subordinate Special Tax Refunding Bonds Series 2022B-1 (NR/NR)
170,000	5.000	09/01/2042	170,365
River Islands Public Financing Authority Community Facilities District No. 2021-1 Special Tax Series 2021 (NR/NR)
35,000	4.000	09/01/2046	30,045
Roseville California Community Facilities District No. 5 Special Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000	2.500	09/01/2037	18,274
125,000	4.000	09/01/2041	113,309
425,000	4.000	09/01/2050	363,883
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(e)
	(3M USD LIBOR + 0.55%)
1,200,000	3.740	06/01/2034	1,135,470
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
150,000	4.000	07/01/2039	140,070
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2\NR)
590,000	4.000	07/01/2040	546,060
San Diego Unified School District GO Refunding Bonds Series 2012 R-1 (Aa2/AA-)(f)
300,000	0.000	07/01/2031	227,030

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
San Francisco City & County Airport Commission RB for San Francisco International Airport Series 2019 E (AMT) (A1/A)
$500,000	4.000%	05/01/2050	$ 433,215
San Gorgonio Memorial Health Care District GO Refunding Bonds Series 2020 (Ba1/NR)
100,000	4.000	08/01/2032	89,906
Tejon Ranch Public Facilities Financing Authority Special Tax for Community Facilities District No. 2008-1 Series 2020 (NR/NR)
100,000	4.000	09/01/2050	85,754
Tobacco Securitization Authority of Northern California RB Refunding for Sacramento County Tobacco Securitization Corp. Series 2021 B-1 (NR/BBB-)
65,000	4.000	06/01/2049	64,003
Town of Tiburon Special Assessment for Assessment District No. 2017-1 Series 2021 A (NR/NR)
50,000	2.500	09/02/2046	31,413

			16,022,362

Colorado – 3.7%
Citadel on Colfax Business Improvement District Senior RB Series 2020 A (NR/NR)
125,000	5.350	12/01/2050	109,333
Citadel on Colfax Business Improvement District Senior RB Series 2020 B (NR/NR)
100,000	7.875	12/15/2050	89,067
City of Denver Airport System Subordinate RB Series 2018A (AMT) (A1/A)
575,000	5.250	12/01/2043	595,684
Colorado Education & Cultural Facilities Authority Charter School RB Series 2021 (NR/NR)
100,000	4.000	10/01/2056	78,565
Colorado Educational and Cultural Facilities Authority Charter School RB for James Irwin Educational Foundation Project Series 2022 (NR/BBB)
100,000	5.000	09/01/2052	100,341
Colorado Educational and Cultural Facilities Authority Charter School RB for STEM School Project Series 2019 (NR/Baa3)
90,000	5.000	11/01/2049	85,698
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-1 (NR/NR)
695,000	6.000	07/01/2036	661,434
Colorado Health Facilities Authority American Eagle Delaware Holding Company Series 2022A-2 (NR/NR)
440,000	6.000	07/01/2031	428,318
Colorado Health Facilities Authority RB for Parkview Medical Center, Inc. Obligated Group Series 2020 A (Baa1/NR)
200,000	4.000	09/01/2050	163,202
Colorado Health Facilities Authority RB for Senior Living American Eagle Portfolio Project Series 2022B-1 (NR/NR)(a)
101,026	5.000	07/01/2057	79,873
Colorado Health Facilities Authority RB Refunding for Adventist Health System/Sunbelt Obligated Group Series 2019 A (Aa2/AA)
100,000	4.000	11/15/2043	93,173

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB Series 2019A-2 (A-/Baa1)
$885,000	4.000%	08/01/2049	$ 742,265
Denver Colorado City & County Special Facilities Airport RB Refunding for United Air Lines, Inc. Project Series 2017 (AMT) (NR/B)
550,000	5.000	10/01/2032	540,807
Denver Convention Center Hotel Authority Convention Center Hotel Senior Revenue Refunding Bonds Series 2016 (BBB-/Baa2)
225,000	5.000	12/01/2033	228,771
Denver Health & Hospital Authority RB Refunding Series 2019 A (NR/BBB)
500,000	5.000	12/01/2033	525,709
E-470 Public Highway Authority RB Series 2004 A (NATL) (A2/A)(f)
20,000	0.000	09/01/2034	12,882
Fiddler’s Business Improvement District GO Refunding Bonds Series 2022 (NR/NR)(d)
150,000	5.000	12/01/2032	150,068
Rampart Range Metropolitan District No. 5 RB Series 2021 (NR/NR)
500,000	4.000	12/01/2041	375,157
Senac South Metropolitan District GO LT Bonds Series 2021A3 (NR/NR)
915,000	5.250	12/01/2051	760,537
South Sloan’s Lake Metropolitan District No. 2 GO Improvement Bonds Series 2019 (AGM) (Baa1/AA)
65,000	5.000	12/01/2026	69,251
Sterling Ranch Community Authority Board RB Refunding for Sterling Ranch Colorado Metropolitan District No. 2 Series 2020 A (NR/NR)
575,000	3.375	12/01/2030	497,470

			6,387,605

Connecticut – 0.3%
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
25,000	5.500	08/01/2029	27,685
City of Stamford Housing Authority RB Anticipation Notes for Dogwoods Project Series 2022 (NR/NR)(d)
100,000	11.000	12/01/2027	100,565
State of Connecticut Health & Educational Facilities Authority RB Series E (NR/BBB) (NR/NR)
230,000	4.000	07/01/2041	192,771
State of Connecticut Health and Educational Facilities Authority RB for University of Hartford 2022 Series P (NR/BBB-)
55,000	5.375	07/01/2052	52,204
Steel Point Infrastructure Improvement District Tax Allocation for Steelpointe Harbor Project Series 2021 (NR/NR)(d)
100,000	4.000	04/01/2041	81,179

			454,404

Delaware – 0.1%
Delaware Economic Development Authority Charter School RB for Aspira of Delaware Charter Operations Project Series 2022A (NR\BB)
50,000	3.000	06/01/2032	41,696

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Delaware – (continued)
$50,000	4.000%	06/01/2042	$ 40,146
Delaware Economic Development Authority Charter Schools RB Series 2021 (BBB+/NR)
75,000	4.000	09/01/2041	67,384
Town of Bridgeville Special Tax Refunding for Heritage Shores Special Development District Series 2020 (Baa3/NR)
100,000	4.000	07/01/2030	97,554

			246,780

District of Columbia – 1.7%
District of Columbia Income Tax Secured RB Series 2022A (Aa1/AAA)
340,000	5.500	07/01/2047	387,320
District of Columbia Private Activity RB Series 2022A (NR/NR)
100,000	5.500	02/28/2037	105,111
District of Columbia RB Refunding for KIPP DC Obligated Group Series 2017 B (NR/BBB+)
125,000	5.000	07/01/2037	128,095
District of Columbia Tobacco Settlement Financing Corp. RB Asset-Backed Bonds Series 2001 (A3/A-)
55,000	6.500	05/15/2033	56,298
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2019A (AMT) (AA-/Aa3)
1,500,000	5.000	10/01/2044	1,535,439
Metropolitan Washington Airports Authority Dulles Toll Road RB Refunding First Senior Lien for Dulles Metrorail and Capital Improvement Project Series 2019 A (A2/A)
565,000	5.000	10/01/2039	594,997
Metropolitan Washington Airports Authority Dulles Toll Road RB Series 2019 B (AGM) (A2/AA)
125,000	3.000	10/01/2050	89,301

			2,896,561

Florida – 16.7%
Abbott Square Community Development District Special Assessment Bonds Series 2022 (NR/NR)
200,000	5.000	06/15/2032	197,511
AH at Turnpike South Community Development District Special Assessment Phase 3 Project Series 2021 (NR/NR)
500,000	4.000	05/01/2051	378,066
Alachua County Health Facilities Authority Continuing Care Retirement Community RB Series 2022 (NR/BBB) (NR/NR)
250,000	4.000	10/01/2046	193,432
Alta Lakes Community Development District Special Assessment Bonds Series 2019 (NR/NR)
55,000	3.750	05/01/2029	51,560
Astonia Community Development District Special Assessment for Assessment Area 2 Project Series 2021 (NR/NR)(d)
55,000	3.200	05/01/2041	40,159
Astonia Community Development District Special Assessment for North Parcel Assessment Area Project Series 2021 (NR/NR)(d)
20,000	2.500	05/01/2026	18,583
50,000	3.200	05/01/2041	36,497

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special Assessment for Assessment Area Three Project Series 2021 (NR/NR)
$125,000	2.375%	05/01/2026	$ 115,378
Avalon Groves Community Development District Special Assessment for Phases 3 and 4 Sub Assessment Area One Series 2021 (NR/NR)
25,000	3.125	05/01/2041	17,828
Aviary at Rutland Ranch Community Development District Special Assessment Refunding for Area 1 Project Series 2019 (NR/NR)(d)
40,000	3.625	06/01/2024	39,401
Babcock Ranch Community Independent Special District Special Assessment Series 2021 (NR/NR)
660,000	2.875	05/01/2031	556,545
Bannon Lakes Community Development District Special Assessment Series 2021 (NR/NR)(d)
200,000	3.000	05/01/2031	170,704
Bellagio Community Development District Special Assessment Bonds Series 2013 (NR/BBB)
35,000	6.000	11/01/2027	37,256
Belmont II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	12/15/2040	78,491
Berry Bay Community Development District Special Assessment for Assessment Area 1 Project Series 2021 (NR/NR)
500,000	3.125	05/01/2031	430,942
Black Creek Community Development District Special Assessment Bonds Series 2022 (NR/NR)
250,000	4.800	06/15/2027	248,414
Bridgewater Community Development District Special Assessment Bonds for Assessment Area One Project Series 2022 (NR\NR)
100,000	3.250	06/15/2042	71,800
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
300,000	4.000	09/01/2049	260,691
Buckhead Trails Community Development District Special Assessment Bonds for Manatee County Project Series 2022 (NR/NR)
55,000	4.750	05/01/2027	54,049
Buena Lago Community Development District Capital Improvement RB Series 2022 (NR/NR)
200,000	4.000	05/01/2027	194,670
Capital Trust Agency Student Housing RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
625,000	5.250	12/01/2058	549,713
Capital Trust Agency, Inc. RB for AcadeMir Charter School West Series 2021 A-2 (Ba2/NR)(d)
100,000	4.000	07/01/2051	72,104
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School, Inc. Series 2020 A (Baa3/NR)
200,000	4.000	08/01/2030	198,228
Capital Trust Agency, Inc. RB for University Bridge LLC Series 2018 A (Ba2/NR)(d)
100,000	4.000	12/01/2028	92,564
300,000	5.250	12/01/2043	277,748

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Celebration Community Development District Special Assessment for Assessment Area One Project Series 2021 (NR/NR)
$235,000	2.750%	05/01/2031	$ 196,669
Century Gardens at Tamiami Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
30,000	4.250	05/01/2037	28,269
CFM Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.350	05/01/2041	73,394
Chapel Creek Community Development District Special Assessment Series 2021 (NR/NR)(d)
100,000	3.375	05/01/2041	74,609
Chapel Crossings Community Development District Special Assessment Series 2020 (NR/NR)(d)
100,000	3.700	05/01/2040	79,003
Charles Cove Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	2.400	05/01/2026	184,757
Charlotte County IDA Utility System RB Series 2021A (NR/NR)(d)
200,000	4.000	10/01/2051	146,212
City of Jacksonville RB Refunding for Genesis Health, Inc. Obligated Group Series 2020 (NR/A-)
145,000	4.000	11/01/2039	139,048
City of Palmetto Educational Facilities Refunding RB Series 2022A (NR/NR)
100,000	5.125	06/01/2042	99,680
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
125,000	3.250	09/01/2025	120,545
Coddington Community Development District
260,000	5.000	05/01/2032	258,814
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
175,000	3.000	05/01/2031	149,366
175,000	3.000	05/01/2035	136,811
Copperspring Community Development District Special Assessment Bonds Series 2019 (NR/NR)
100,000	3.500	12/15/2029	92,955
Coral Keys Homes Community Development District Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.125	05/01/2030	149,398
County of Broward RB for Port Facilities Senior Bonds Series 2019 B (AMT) (A1/A)
40,000	5.000	09/01/2035	43,259
Creekview Community Development District Special Assessment RB Series 2022 (NR/NR)
50,000	3.875	05/01/2027	47,993
50,000	4.250	05/01/2032	46,706
270,000	4.625	05/01/2042	238,446
Cross Creek North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
340,000	4.250	05/01/2042	289,986

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Crossings Community Development District Special Assessment Bonds Series 2022 (NR/NR)
$200,000	4.250%	05/01/2027	$ 196,373
260,000	4.750	05/01/2032	254,472
Cypress Bluff Community Development District Special Assessment for Del WEBB Project Series 2020 A (NR/NR)(d)
190,000	2.700	05/01/2025	180,645
310,000	3.125	05/01/2030	273,040
Cypress Park Estates Community Development District Special Assessment Area 1 Project Series 2020 (NR/NR)(d)
80,000	2.625	05/01/2025	76,305
DG Farms Community Development District Special Assessment Series 2020 (NR/NR)
330,000	3.750	05/01/2040	260,594
DW Bayview Community Development District Sepcial Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000	4.300	05/01/2027	170,609
DW Bayview Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
50,000	3.375	05/01/2041	37,588
Eagle Hammock Community Development District Special Assessment Bonds Series 2022 (NR/NR)
235,000	4.875	05/01/2032	232,730
East 547 Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	3.300	05/01/2041	36,646
Eden Hills Community Development District Special Assessment Bonds Series 2022 (NR\NR)
75,000	3.625	05/01/2032	66,228
Eden Hills Community Development District Special Assessment Series 2020 (NR/NR)
100,000	4.000	05/01/2040	83,677
Edgewater East Community Development District Special Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000	3.600	05/01/2041	101,059
Edgewater East Community Development District Special Assessment RB Series 2022 (NR\NR)
125,000	3.375	05/01/2032	108,576
Entrada Community Development District Special Assessment Bond Series 2021 (NR/NR)(d)
265,000	2.125	05/01/2026	242,071
Escambia County Health Facilities Authority Health Care Facilities RB Series 2020A (BBB+/Baa2)
760,000	4.000	08/15/2045	661,244
Eureka Grove Community Development District Special Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000	3.500	05/01/2041	514,329
Evergreen Community Development District Special Assessment RB Series 2019 (NR/NR)(d)
100,000	5.000	11/01/2039	96,666
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
195,000	5.000	05/01/2035	194,262

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. Educational Facilities RB Series 2022A (NR/Ba2)(d)
$100,000	5.000%	07/01/2032	$ 93,460
135,000	5.375	07/01/2042	120,124
Florida Development Finance Corp. Educational RB for Cornerstone Charter Academy Project Series 2022 (NR/BB+)(d)
100,000	5.000	10/01/2042	91,538
Florida Development Finance Corp. RB for Brightline Passenger Rail Expansion Project Series 2022A (NR/NR)(a)(b)(d)
500,000	7.250	10/03/2023	498,510
Florida Development Finance Corp. RB for Discovery High School & Discovery Academy of Lake Alfred Obligated Group Series 2020 A (NR/NR)(d)
100,000	4.000	06/01/2030	92,174
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 A (NR/NR)(d)
100,000	5.125	06/01/2040	92,452
Florida Development Finance Corp. RB for Mayflower Retirement Center, Inc. Obligated Group Series 2020 B-2 (NR/NR)(d)
100,000	1.750	06/01/2026	89,667
Florida Development Finance Corp. RB for United Cerebral Palsy of Central Florida, Inc. Series 2020 A (NR/NR)
100,000	4.000	06/01/2030	91,885
Florida Development Finance Corp. RB Refunding for Brightline Trains Florida LLC Series 2019 B (AMT) (NR/NR)(d)
500,000	7.375	01/01/2049	436,116
Florida Development Finance Corp. RB Refunding for Global Outreach Charter Academy Obligated Group Series 2021 A (Ba2/NR)(d)
100,000	4.000	06/30/2041	76,264
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
100,000	5.000	04/01/2028	107,055
Florida Development Finance Corp. Surface Transportation Facility RB for Virgin Trains USA Passenger Rail Project Series 2019A (NR/NR)(a)(b)(d)
400,000	6.500	01/01/2029	356,999
Florida Development Finance Corp. Surface Transportation Facility RB Series 2019A (NR/NR)(a)(b)(d)
100,000	6.375	01/01/2026	91,324
Florida Higher Educational Facilities Financial Authority RB Ringling College of Art and Design, Inc. Series 2017 (NR/BBB)
150,000	5.000	03/01/2047	147,835
Flow Way Community Development District Special Assessment Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
110,000	3.700	11/01/2029	103,329
Forest Lake Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
110,000	4.750	05/01/2027	108,767
200,000	5.000	05/01/2032	195,615
Gracewater Sarasota Community Development District Special Assessment Bonds Series 2021 (NR/NR)
165,000	2.950	05/01/2031	139,934
75,000	3.350	05/01/2041	55,393

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Grand Oaks Community Development District Special Assessment Bonds Assessment Area 2 Series 2020 (NR/NR)
$100,000	4.000%	05/01/2030	$ 94,440
Grand Oaks Community Development District Special Assessment RB Series 2019 A (NR/NR)
25,000	3.750	11/01/2024	24,550
50,000	4.750	11/01/2039	46,372
Grand Oaks Community Development District Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	11/01/2041	44,821
Grande Pines Community Development District Special Assessment Bonds Series 2021 (NR/NR)
710,000	3.750	05/01/2041	551,745
Greater Orlando Aviation Authority Airport Facilities RB Refunding for Jetblue Airways Corp. Project Series 2013 (NR/NR)
50,000	5.000	11/15/2036	50,015
Gulfstream Polo Community Development District Special Assessment Phase#2 Project Series 2019 (NR/NR)
100,000	3.500	11/01/2030	91,018
Hammock Reserve Community Development District Special Assessment Bonds Series 2022 (NR/NR)
45,000	4.200	05/01/2027	43,545
Hawkstone Community Development District Special Assessment RB Series 2021 (NR/NR)
125,000	3.450	05/01/2041	95,641
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
60,000	3.000	05/01/2036	54,369
Highland Meadows West Community Development District Special Assessment for Assessment Area 3 Series 2020 A (NR/NR)
60,000	2.875	05/01/2025	57,261
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2020 (NR/NR)(d)
25,000	3.500	05/01/2031	22,174
Hills Minneola Community Development District Special Assessments for South Parcel Assessment Area Series 2021 (NR/NR)
180,000	2.375	05/01/2026	166,145
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
125,000	3.000	05/01/2037	94,268
K-Bar Ranch II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.125	05/01/2041	71,312
Kindred Community Development District II Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.500	05/01/2040	77,741
Kindred Community Development District II Special Assessment Bonds Series 2021 (NR/NR)
100,000	2.700	05/01/2031	83,138
Kingman Gate Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.600	06/15/2041	38,595

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Lake Deer Community Development District Special Assessment Bonds for Polk County Series 2022 (NR/NR)
$200,000	5.500%	05/01/2042	$ 187,546
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2019 (NR/NR)
85,000	3.400	05/01/2030	76,447
Lakewood Ranch Stewardship District Special Assessment for Azario Project Series 2020 A (NR/NR)
100,000	3.200	05/01/2030	88,178
Lakewood Ranch Stewardship District Special Assessment for Lorraine Lakes Project Series 2020 (NR/NR)(d)
100,000	2.500	05/01/2025	94,726
Lakewood Ranch Stewardship District Special Assessment for Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000	3.250	05/01/2029	113,871
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
60,000	2.000	05/01/2028	54,446
70,000	2.000	05/01/2029	62,248
Lakewood Ranch Stewardship District Special Assessment RB Series 2021 (NR/NR)
185,000	2.300	05/01/2026	170,721
Landings at Miami Community Development District Special Assessment Bonds Series 2018 (NR/NR)(d)
100,000	4.750	11/01/2048	87,401
Landmark at Doral Community Development District Subordinate Special Assessment Refunding for North Parcel Assessment Area Series 2019 A-2 (NR/NR)
75,000	4.000	05/01/2038	64,668
Lawson Dunes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	4.750	05/01/2032	96,630
50,000	5.000	05/01/2042	46,537
Live Oak Lake Community Development District Special Assessment Series 2020 (NR/NR)
110,000	3.125	05/01/2025	105,995
LTC Ranch West Residential Community Development District Special Assessment Bonds Series 2021 B (NR/NR)
75,000	3.250	05/01/2031	65,268
LTC Ranch West Residential Community Development District Special Assessment for Assessment Area One Project Series 2021 A (NR/NR)
50,000	3.450	05/01/2041	37,731
Mangrove Point Community Development District Capital Improvement RB Series 2022 (NR/NR)
75,000	4.250	05/01/2042	63,944
Meadow View at Twin Creeks Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	3.250	05/01/2041	115,627
Miami RB Refunding Parking System Series 2019 (BAM) (A2/AA)
100,000	4.000	10/01/2038	99,564

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County IDA Educational Facilities RB for Academir Charter Schools Project Series 2022A (NR/Ba2)(d)
$100,000	5.000%	07/01/2037	$ 91,040
100,000	5.250	07/01/2042	89,546
Mirada Community Development District Capital Improvement RB Series 2021 (NR/NR)
100,000	3.250	05/01/2032	85,564
Mirada II Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.500	05/01/2041	75,085
100,000	4.000	05/01/2051	75,613
North Park Isle Community Development District Special Assessment RB Series 2021 (NR/NR)
200,000	3.375	11/01/2041	148,430
North Powerline Road Community Development District Special Assessment Bonds Series 2022 (NR/NR)(d)
280,000	4.750	05/01/2027	274,944
North Powerline Road Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.625	05/01/2040	77,711
Ocala Preserve Community Development District Capital Improvement RB Series 2021 (NR/NR)
155,000	2.375	11/01/2026	141,402
330,000	2.875	11/01/2031	275,002
Palm Beach County Health Facilities Authority Revenue Refunding Bonds Series 2022 (NR/NR)
175,000	4.000	06/01/2036	146,347
Palm Glades Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
30,000	3.250	05/01/2024	29,422
Park East Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.150	11/01/2041	35,997
Parkview at Long Lake Ranch Community Development District Special Assessment Series 2020 (NR/NR)
155,000	3.750	05/01/2040	122,573
Pasco Community Development District Capital Improvement RB Series 2021A (NR/NR)
100,000	3.550	05/01/2041	75,460
Pine Ridge Plantation Community Development District Special Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000	2.625	05/01/2034	174,337
Portico Community Development District Special Assessment Refunding Series 2020-1 (NR/NR)
125,000	3.500	05/01/2037	100,407
Preserve at South Branch Community Development District Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000	3.500	11/01/2030	89,470
Preserve at South Branch Community Development District Special Assessment Phase 3 Series 2021 (NR/NR)
250,000	3.000	05/01/2031	213,380

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Preston Cove Community Development District Special Assessment RB Series 2022 (NR\NR)
$675,000	3.600%	05/01/2032	$ 594,581
Quail Roost Community Development District Special Assessment for Expansion Area Project Series 2021 (NR/NR)
40,000	2.200	12/15/2026	36,139
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
100,000	3.000	05/01/2036	76,882
Rhodine Road North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
90,000	3.300	05/01/2042	65,230
Rolling Hills Community Development District Capital Improvement RB Series 2022A-1 (NR\NR)
310,000	3.125	05/01/2027	288,704
365,000	3.400	05/01/2032	316,308
Rutland Ranch Community Development District Special Assessment Bonds Series 2021 (NR/NR)
160,000	2.450	11/01/2026	146,587
Sampson Creek Community Development District Special Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000	2.625	05/01/2040	77,562
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)(d)
55,000	2.625	05/01/2025	52,203
Sandmine Road Community Development District Special Assessment Bonds Series 2021 (NR/NR)
85,000	3.300	11/01/2041	61,948
Sarasota County Public Hospital District Fixed Rate Hospital RB Series 2018 (NR/A1)
250,000	4.000	07/01/2048	223,396
Sawyers Landing Community Development District Special Assessment Bonds Series 2021 (NR/NR)
100,000	3.750	05/01/2031	90,497
Scenic Highway Community Development District Special Assessment Series 2020 (NR/NR)
50,000	3.750	05/01/2040	39,305
Scenic Terrace South Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.125	05/01/2032	46,644
75,000	4.500	05/01/2042	65,588
Seminole Improvement District Utilities RB for City of Westlake Series 2022 (NR/NR)
100,000	5.000	10/01/2032	98,478
Siena North Community Development District Special Assessment Bonds Series 2022 (NR\NR)
50,000	4.000	06/15/2042	40,593
Silver Palms West Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	84,009
100,000	3.250	06/15/2042	73,257

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District Capital Improvement & Refunding RB Series 2021 (NR/NR)
$235,000	4.000%	05/01/2052	$ 176,415
Six Mile Creek Community Development District Special Assessment for Assessment Area 3 Phase 1 Series 2021 (NR/NR)
200,000	3.500	05/01/2041	149,795
South Creek Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
25,000	3.250	06/15/2041	18,272
South Kendall Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
25,000	4.000	11/01/2031	24,359
St. Augustine Lakes Community Development District Special Assessment Bonds Series 2022 (NR/NR)
520,000	5.375	06/15/2042	508,333
St. Johns County Industrial Development Authority RB Refunding for Life Care Ponte Vedra Obligated Group Obligated Group Series 2021 A (NR/NR)
100,000	4.000	12/15/2036	84,048
St. Johns County Industrial Development Authority RB Refunding for Presbyterian Retirement Communities, Inc. Obligated Group Series 2020 A (NR/NR)
150,000	4.000	08/01/2055	130,012
Stellar North Community Development District Special Assessment Bonds Series 2021 (NR/NR)
470,000	3.000	05/01/2031	401,155
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR)(d)
130,000	3.000	11/01/2032	107,726
Stonewater Community Development District Special Assestment RB Series 2021 (NR/NR) (NR/NR)(d)
50,000	3.300	11/01/2041	36,440
Stoneybrook South at Championsgate Community Development District Special Assessment Bonds Series 2019 (NR/NR)
50,000	4.500	06/15/2039	45,221
Storey Creek Community Development District
240,000	5.000	06/15/2032	238,922
Storey Drive Community Development District Special Assessment Bonds Series 2022 (NR\NR)
100,000	3.000	06/15/2032	83,308
Storey Park Community Development District Special Assessment Bonds for Assessment Area Four Project Series 2021 (NR/NR)(d)
25,000	2.875	06/15/2031	21,018
Storey Park Community Development District Special Assessment Bonds for Assessment Area Three Project Series 2019 (NR/NR)(d)
60,000	3.750	06/15/2029	56,093
Summer Woods Community Development District Special Assessment Bonds Series 2021 (NR/NR)
75,000	3.450	05/01/2041	55,751
Summer Woods Community Development District Special Assessment for Assessment Area Two Project Series 2020 (NR/NR)
80,000	3.750	05/01/2040	63,264

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Summerstone Community Development District Special Assessment Series 2020 (NR/NR)
$100,000	2.500%	05/01/2025	$ 94,790
Talis Park Community Development District Capital Improvement RB Refunding Subordinate Series 2016 A-2 (NR/NR)
50,000	4.000	05/01/2033	46,041
Tamarindo Community Development District Special Assessment Bonds Series 2021 (NR/NR)
50,000	3.375	05/01/2041	37,305
Timber Creek Southwest Community Development District Special Assessment Bonds for Assessment Area Two Project Series 2021 (NR/NR)
50,000	3.300	12/15/2041	36,674
Tohoqua Community Development District Special Assessment Phase 4A/5A Project Series 2021 (NR/NR)
85,000	2.500	05/01/2026	78,779
Towne Park Community Development District Special Assessment Area 3D Project Series 2020 (NR/NR)(d)
75,000	3.625	05/01/2040	60,453
Tradition Community Development District No. 9 Special Assessment Bonds Series 2021 (NR/NR)
540,000	2.700	05/01/2031	448,945
Trevesta Community Development District Special Assessment Area 2 Project Series 2020 (NR/NR)(d)
100,000	3.250	05/01/2030	88,648
Triple Creek Community Development District Special Assessment Bonds Series 2021 (NR/NR)(d)
305,000	2.375	11/01/2026	278,243
Triple Creek Community Development District Special Assessment for Villages N&P Projects Series 2021 (NR/NR)
30,000	2.500	11/01/2026	27,498
50,000	3.000	11/01/2031	42,210
40,000	3.500	11/01/2041	30,071
50,000	4.000	11/01/2050	37,989
TSR Community Development District Special Assessment RB for Downtown Neighborhood Assessment Area Series 2019 (NR/NR)
100,000	3.375	11/01/2030	88,673
Tuckers Pointe Community Development District Special Assessment RB Series 2022 (NR\NR)
75,000	4.000	05/01/2042	61,472
Two Rivers North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.125	05/01/2042	94,823
University Park Recreation District Special Assessment Series 2019 (BAM) (NR/AA)
85,000	3.375	05/01/2045	71,154
V-Dana Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
250,000	3.625	05/01/2041	193,381
Veranda Community Development District II Special Assessment Refunding for Veranda Oaks Project Series 2021 (NR/NR)(d)
20,000	3.600	05/01/2041	15,242

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Verandah East Community Development District Special Assessment Refunding & Improvement RB Series 2016 (NR/NR)
$50,000	4.125%	05/01/2034	$ 46,000
Verano Community Development District Special Assessment Bonds Series 2022 (NR/NR)
310,000	5.875	11/01/2029	313,614
Villa Portofino East Community Development District Special Assessment Refunding Series 2019 (NR/NR)
100,000	3.750	05/01/2037	82,781
Village Community Development District No. 13 Special Assessment RB Series 2019 (NR/NR)
50,000	2.625	05/01/2024	48,669
Village Community Development District No. 13 Special Assessment RB Series 2020 (NR/NR)(d)
35,000	1.875	05/01/2025	32,838
50,000	2.625	05/01/2030	42,789
50,000	3.000	05/01/2035	39,648
Village Community Development District Special Assessment RB Series 2021 (NR/NR)
50,000	2.550	05/01/2031	41,558
100,000	2.850	05/01/2036	75,904
100,000	3.000	05/01/2041	69,914
Villages of Glen Creek Community Development District Capital Improvement RB Series 2022A (NR/NR)
100,000	5.125	05/01/2042	94,766
Villages of Glen Creek Community Development District Capital Improvement Revenue and Refunding Bonds Series 2022 (NR\NR)
45,000	3.450	05/01/2042	32,974
Villamar Community Development District Special Assessment Bonds for Phase 4 Project Series 2022 (NR\NR)
670,000	4.000	05/01/2042	549,132
Villamar Community Development District Special Assessment Bonds Series 2020 (NR/NR)
100,000	3.750	05/01/2040	79,080
West Port Community Development District Special Assessment Bonds for Charlotte County Series 2022 (NR/NR)
60,000	5.125	05/01/2042	56,219
West Port Community Development District Special Assessment Bonds Series 2020 (NR/NR)(d)
125,000	4.000	05/01/2040	104,545
100,000	4.000	05/01/2051	75,613
West Port Community Development District Special Assessment for Assessment Area One Series 2021 (NR/NR)
100,000	2.400	05/01/2026	92,465
25,000	3.000	05/01/2031	21,384
West Villages Improvement District Unit of Development No. 7 Master Infrastructure Special Assessment RB Series 2019 (NR/NR)
50,000	4.750	05/01/2039	46,518
West Villages Improvement District Unit of Development No. 7 Special Assessment RB Series 2021 (NR/NR)
60,000	3.500	05/01/2041	45,390

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 8 Special Assessment RB Series 2021 (NR/NR)
$100,000	3.500%	05/01/2041	$ 75,649
Westside Haines City Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
100,000	3.250	05/01/2041	74,320
Westview North Community Development District Special Assessment Bonds Series 2022 (NR/NR)
100,000	5.000	06/15/2029	99,616
Wildblue Community Development District Special Assessment Bonds Series 2019 (NR/NR)(d)
150,000	4.250	06/15/2039	128,849
Willow Walk Community Development District Special Assessment Series 2017 (NR/NR)
25,000	3.500	05/01/2023	24,909
Willows Community Development District Special Assessment RB for Manatee County Series 2022 (NR/NR)
135,000	5.625	05/01/2042	135,669
Wind Meadows South Community Development District Special Assessment Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000	2.400	05/01/2026	46,189
150,000	2.950	05/01/2031	127,212
75,000	3.350	05/01/2041	55,046
Windward at Lakewood Ranch Community Development District Capital Improvement RB Series 2022 (NR\NR)
100,000	4.000	05/01/2042	81,968
Wiregrass II Community Development District Special Assessment Series 2020 (NR/NR)
100,000	3.700	05/01/2040	79,462
Zephyr Lakes Community Development District Special Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000	3.375	05/01/2041	18,535

			28,863,896

Georgia – 1.0%
George L Smith II Congress Center Authority RB for Signia Hotel Management LLC Series 2021 (NR/BBB-)
35,000	2.375	01/01/2031	30,140
50,000	4.000	01/01/2036	44,918
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
975,000	4.000	09/01/2027	967,017
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)(a)(b)
500,000	4.000	12/01/2029	486,314
Private Colleges & Universities Authority RB Refunding for Agnes Scott College, Inc. Series 2021 (NR/A-)
150,000	4.000	06/01/2045	136,613

			1,665,002

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Guam – 0.6%
A.B. Won Pat International Airport Authority Guam General RB 2023 Series A (AMT) (Baa2/NR)(h)
$100,000	5.250%	10/01/2029	$ 101,947
100,000	5.250	10/01/2030	101,626
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
50,000	4.460	10/01/2043	38,961
Guam Department of Education COPS Refunding for John F. Kennedy High School & Energy Efficiency Project Series 2020 A (Ba2/B+)
25,000	3.625	02/01/2025	24,267
60,000	4.250	02/01/2030	58,283
Guam Government RB Refunding Series 2021 E (Ba1/NR)
275,000	3.250	11/15/2026	259,969
Guam Government RB Refunding Series 2021 F (Ba1/NR)
450,000	4.000	01/01/2042	392,179

			977,232

Illinois – 10.2%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
25,000	4.000	10/01/2043	22,563
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
175,000	0.000	12/01/2027	143,654
220,000	0.000	12/01/2030	157,159
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
245,000	0.000	12/01/2029	183,685
Chicago Illinois Board of Education GO Refunding Bonds Capital Appreciation for School Reform Series 1999 A (NATL) (Baa2/BB)(f)
100,000	0.000	12/01/2031	67,946
Chicago Illinois Board of Education GO Refunding Bonds Series 2005 A (AMBAC) (Ba3/BB)
30,000	5.500	12/01/2026	31,253
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
295,000	0.000	12/01/2025	263,685
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2009 E (Ba3/BB)
500,000	6.038	12/01/2029	468,716
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 A (NR/BB)
100,000	7.000	12/01/2044	105,882
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2016 B (NR/BB)
100,000	6.500	12/01/2046	105,400
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
875,000	6.000	01/01/2038	922,791
Chicago Illinois O’Hare International Airport RB Refunding General Airport Senior Lien Series 2016 C (NR/A)
55,000	5.000	01/01/2037	56,832

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Water RB Refunding Second Lien Project Series 2012 (Baa2/A)
$55,000	5.000%	11/01/2042	$ 55,002
Chicago Transit Authority Sales Tax Recepts RB Series 2014 (NR/AA)
250,000	5.250	12/01/2049	252,576
City of Belleville Sales Tax Revenue Tax Allocation Refunding for Carlyle and Green Mount Redevelopement Project Series 2021 B (NR/NR)
35,000	3.750	07/01/2041	27,320
City of Chicago Board of Education UT GO Refunding Bonds Series 2017C (BB/NR)
500,000	5.000	12/01/2025	511,535
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (NR/AA)
450,000	5.000	12/01/2029	474,104
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/BB)
100,000	5.000	12/01/2024	101,835
City of Chicago Board of Education UT GO Refunding Bonds Series 2022B (NR\BB)
750,000	4.000	12/01/2037	667,712
City of Chicago GO Bonds for Neighborhoods Alive 21 Program Series 2002 B (Ba1/WR/BBB+)
200,000	5.500	01/01/2037	202,969
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
500,000	5.000	01/01/2036	495,435
City of Chicago GO Bonds Series 2021B (BBB+/BBB-)
826,000	4.000	01/01/2049	675,902
City of Chicago GO Refunding Bonds Series B (Ba1\BBB+)
1,000,000	5.765	01/01/2028	983,023
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2022A (AMT) (NR/A+)
200,000	5.000	01/01/2042	206,717
150,000	4.500	01/01/2048	141,565
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022D (AMT) (NR/A+)
100,000	4.000	01/01/2042	95,123
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR\NR)(d)
270,000	3.040	12/01/2028	240,512
Illinois Finance Authority RB for Dominican University Series 2022 (NR/BBB-)
165,000	5.000	03/01/2040	160,440
Illinois Finance Authority RB for Plymouth Place Series 2022B-3 (NR/NR)
250,000	4.750	11/15/2027	250,633
Illinois Finance Authority RB for Roosevelt University Series 2019 A (NR/NR)(d)
100,000	6.125	04/01/2049	96,014
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
305,000	5.000	10/01/2033	321,848

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Wesleyan University Series 2016 (Baa2/A-)
$200,000	5.000%	09/01/2046	$ 201,717
Illinois Finance Authority RB Refunding for Plymouth Place Obligated Group Series 2021 A (NR/NR)
25,000	5.000	05/15/2041	21,860
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000	5.000	05/15/2028	1,037,519
Illinois Finance Authority RB Series 2021 (NR\BB+)(d)
250,000	4.000	10/01/2042	192,347
Illinois State GO Bonds Series 2017 A (Baa2/BBB)
35,000	4.500	12/01/2041	31,661
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
600,000	5.000	11/01/2028	617,037
Illinois State GO Bonds Series 2018 A (Baa2/BBB)
750,000	5.000	05/01/2032	760,795
Illinois State GO Bonds Series 2020 (Baa2/BBB)
50,000	5.500	05/01/2039	51,604
290,000	5.750	05/01/2045	301,199
Illinois State GO Bonds Series 2020 C (Baa2/BBB)
1,000,000	4.000	10/01/2041	852,519
175,000	4.250	10/01/2045	149,672
Illinois State GO Refunding Bonds Series 2018 B (Baa2/BBB)
375,000	5.000	10/01/2031	382,088
Metropolitan Pier & Exposition Authority RB Capital Appreciation for McCormick Place Expansion Series 2002 A (NATL) (Baa2/BBB+)(f)
135,000	0.000	12/15/2032	88,457
Metropolitan Pier & Exposition Authority RB Refunding for McCormick Place Expansion Project Series 2017 B (NR/BBB+)(f)
35,000	0.000	12/15/2054	6,253
Metropolitan Pier and Exposition Authority Dedicated State Tax RB Series 2002A (NATL) (A-/Baa3)(f)
1,000,000	0.000	12/15/2034	583,330
Metropolitan Pier and Exposition Authority McCormick Place Expansion Project Refunding Bonds Series 2022A (A-/NR)
30,000	4.000	06/15/2052	24,283
State of Illinois GO Bonds Series 2016 (BBB/Baa2)
1,000,000	4.000	06/01/2033	938,543
State of Illinois GO Bonds Series 2016 (Baa1/BBB+)
1,240,000	5.000	01/01/2026	1,272,346
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
580,000	4.250	12/01/2040	516,271
State of Illinois GO Bonds Series 2017 D (Baa2/BBB)
30,000	3.250	11/01/2026	29,084
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
400,000	5.000	11/01/2029	409,783
State of Illinois GO Bonds Series 2022A (Baa1/BBB+)
625,000	5.500	03/01/2047	639,391

			17,597,590

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Indiana – 0.4%
Indiana Finance Authority Environmental Improvement Revenue Refunding Bonds Series 2021A (NON-AMT) (BB-/NR)
$250,000	4.125%	12/01/2026	$ 244,216
Indiana Finance Authority RB for Goshen Health Obligated Group Series 2019 B (NR/A-)(a)(b)
35,000	2.100	11/01/2026	33,728
Indiana Finance Authority RB Refunding for BHI Senior Living Obligated Group Series 2021 B (NR/NR)
50,000	2.520	11/15/2026	44,634
50,000	2.920	11/15/2027	43,968
50,000	3.210	11/15/2028	43,328
50,000	3.260	11/15/2029	42,642
50,000	3.300	11/15/2030	42,082
Indiana Municipal Power Agency RB Refunding Series 2016 A (A1/A+)
160,000	5.000	01/01/2042	167,699
Town of Upland Economic Development RB for Taylor University Project Series 2021 (NR/A-)
85,000	4.000	09/01/2033	83,959

			746,256

Iowa – 0.7%
City of Coralville GO Annual Appopriation Refunding Bonds Series 2022C (NR/NR)
575,000	5.000	05/01/2042	548,844
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds Series 2022 (BBB-/NR)(a)(b)
300,000	4.000	12/01/2032	286,947
Iowa Higher Education Loan Authority Private College Facility RB Series 2022 (BBB+/NR)
310,000	5.000	10/01/2034	322,307

			1,158,098

Kansas – 0.0%
City of Manhattan RB Refunding for Meadowlark Hills Retirement Community Obligated Group Series 2021 A (NR/NR)
50,000	4.000	06/01/2036	41,607

Kentucky – 1.1%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC Project Series 2022A (NR/NR)(d)
200,000	4.450	01/01/2042	181,809
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2006 B (AMT) (A1/A)
150,000	2.125	10/01/2034	114,615
County of Carroll RB Refunding for Kentucky Utilities Co. Series 2008 A (AMT) (A1/A)
150,000	2.000	02/01/2032	120,945
Kentucky Bond Development Corp. RB Refunding for Transylvania University Series 2021 A (NR/A-)
100,000	4.000	03/01/2046	87,294
90,000	4.000	03/01/2049	77,268

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Kentucky – (continued)
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (AGM) (A2/AA)
$75,000	4.000%	06/01/2045	$ 65,946
Kentucky State University COPS Series 2021 (BAM) (NR/AA)
40,000	4.000	11/01/2046	37,711
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2003 A (A1/A)
500,000	2.000	10/01/2033	386,514
Public Energy Authority of Kentucky Gas Supply RB Series 2022 A-1 (NR/NR)(a)(b)
955,000	4.000	08/01/2030	924,951

			1,997,053

Louisiana – 1.3%
Lakeshore Villages Master Community Development District Special Assessment RB Series 2022 (NR/NR)
275,000	4.450	06/01/2027	272,496
250,000	5.000	06/01/2032	247,954
Lakeshore Villages Master Community Development District Special Assessment Series 2021 (NR/NR)
695,000	2.875	06/01/2031	587,321
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for City of Shreveport Series 2008 (NR/BBB+)(d)
250,000	5.000	04/01/2035	254,180
Louisiana Local Government Environmental Facilities & Community Development Authority RB Refunding for Westlake Chemical Corp. Projects Series 2017 (Baa2/BBB)
125,000	3.500	11/01/2032	116,573
Louisiana Public Facilities Authority RB for Jefferson Rise Charter School Project Series 2022A (NR/NR)(d)
100,000	6.000	06/01/2037	95,003
Louisiana Public Facilities Authority RB for Lincoln Prepatory School Project Series 2022A (NR/NR)(d)
100,000	6.125	06/01/2037	95,709
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
100,000	4.000	10/01/2039	90,795
100,000	4.000	10/01/2041	88,572
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)(d)
100,000	4.000	06/01/2041	80,868
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)(d)
100,000	4.000	06/01/2041	80,868
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2017 B (AMT) (A2/A-)
200,000	5.000	01/01/2048	197,406

			2,207,745

Maine – 0.5%
Maine Health & Higher Educational Facilities Authority RB for MaineHealth Series 2020A (A1/A+)
200,000	4.000	07/01/2050	177,121

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Maine – (continued)
Maine Health and Higher Education Facilities Authority RB Series 2021A (AA/A1)
$375,000	4.000%	07/01/2037	$ 376,035
325,000	4.000	07/01/2041	319,092

			872,248

Maryland – 1.2%
City of Gaithersburg Economic Development Project RB Series 2022 (NR/NR)
75,000	5.000	01/01/2037	74,330
100,000	5.125	01/01/2042	98,037
County of Baltimore RB Refunding for Oak Crest Village, Inc. Series 2020 (NR/NR)
50,000	4.000	01/01/2040	45,630
Frederick County Urbana Community Development Authority Special Tax Refunding Series 2020 B (NR/NR)
90,000	4.000	07/01/2040	78,727
Maryland Economic Development Corp. RB for United States Social Security Administration Series 2021 (Baa3/NR)
195,000	3.997	04/01/2034	153,833
Maryland Economic Development Corp. Senior Student Housing RB for Morgan State University Project Series 2022A (NR/BBB-)
250,000	5.625	07/01/2043	265,771
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
865,000	4.000	01/01/2038	743,059
Maryland Health & Higher Educational Facilities Authority RB Refunding for Stevenson University, Inc. Series 2021 A (NR/BBB-)
100,000	4.000	06/01/2046	86,792
Maryland Health and Higher Educational Facilities Authority RB Imagine Andrews Public Charter School Issue Series 2022A (NR/NR)(d)
100,000	5.500	05/01/2042	93,990
Maryland Stadium Authority Baltimore City Public Schools Construction and Revitalization Program Revenue Bonds Series 2022C (ST INTERCEPT) (Aa3/AA-)(f)
700,000	0.000	05/01/2051	186,346
700,000	0.000	05/01/2052	176,987
Mayor and City Council of Baltimore Subordinate Special Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000	4.875	06/01/2042	93,501

			2,097,003

Massachusetts – 0.1%
Massachusetts Development Finance Agency RB Refunding for Milford Regional Medical Center Obligated Group Series 2020 G (NR/BB+)(d)
120,000	5.000	07/15/2023	120,674
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(e)
	(3M USD LIBOR + 0.57%)
30,000	3.545%	05/01/2037	29,389

			150,063

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – 2.0%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1 (NR/NR)(a)
$1,665,000	4.000	04/01/2044	$ 1,194,188
City of Detroit GO Bonds Series 2020 (Ba3/BB-)
205,000	5.500	04/01/2045	207,552
205,000	5.500	04/01/2050	206,308
City of Detroit GO Bonds Series 2021 A (Ba3/BB-)
45,000	5.000	04/01/2030	46,669
40,000	5.000	04/01/2032	41,227
150,000	5.000	04/01/2034	152,932
60,000	5.000	04/01/2036	60,290
50,000	5.000	04/01/2038	49,320
City of Detroit GO Bonds Series 2021 B (Ba3/BB-)
50,000	2.711	04/01/2026	45,310
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)(a)
400,000	4.000	04/01/2044	286,892
Grand Rapids Charter Township Economic Development Corp. RB Refunding for United Methodist Retirement Communities, Inc. Obligated Group Series 2020 (NR/NR)
100,000	5.000	05/15/2037	95,647
Kentwood Economic Development Corp. RB Refunding for Holland Home Obligated Group Series 2022 (NR/NR)
25,000	4.000	11/15/2031	23,091
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
100,000	4.000	02/01/2042	82,610
Michigan Finance Authority Tobacco Settlement Asset-Backed Bonds Series 2020A-2 (BBB+/NR)
225,000	5.000	06/01/2040	227,627
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 A-1 (NR/A-)
325,000	3.267	06/01/2039	269,539
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-1 Class 2 (NR/BBB-)
60,000	5.000	06/01/2049	59,312
Michigan Finance Authority Tobacco Settlement RB Refunding Series 2020 B-2 Class 2 (NR/NR)(f)
4,505,000	0.000	06/01/2065	390,585
Michigan Tobacco Settlement Finance Authority Tobacco Settlement Asset Backed RB Series C (NR/NR)(f)
1,150,000	0.000	06/01/2058	44,979
Universal Academy RB Refunding Series 2021 (NR/BBB-)
50,000	4.000	12/01/2031	47,335

			3,531,413

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – 0.8%
City of Independence RB for Global Academy, Inc. Series 2021 A (NR/BB)
$75,000	4.000%	07/01/2031	$ 68,018
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
380,000	4.000	06/15/2037	345,930
390,000	4.000	06/15/2038	350,349
250,000	4.000	06/15/2039	222,031
Duluth Independent School District No.709 COPS Refunding Series 2019 A (Ba2/NR)
25,000	4.000	03/01/2032	23,197
Minnesota Municipal Gas Agency Commodity Supply RB Series 2022 (NR/NR)
330,000	4.000	12/01/2026	333,377

			1,342,902

Mississippi – 0.5%
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(g)
375,000	2.650	04/01/2027	350,259
Mississippi Business Finance Corp. System Energy Resources Inc. RB Series 2021 (Baa1/A)
200,000	2.375	06/01/2044	132,129
Mississippi Development Bank Special Obligation Bonds Series 2021 (BB/NR)(d)
100,000	5.000	10/01/2033	103,594
200,000	4.000	10/01/2041	164,924
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(g)
75,000	1.600	06/16/2025	70,305

			821,211

Missouri – 0.3%
Cape Girardeau County IDA Health Facilities RB for SoutheastHEALTH Obligated Group Series 2021 (Ba1/BBB-)
50,000	4.000	03/01/2041	43,336
Industrial Development Authority of The City of St Louis Missouri (The)
100,000	5.000	05/15/2041	96,956
Joplin Industrial Development Authority RB for 32nd Street Place Community Improvement District Series 2021 (NR/NR)
25,000	3.500	11/01/2040	20,834
25,000	4.250	11/01/2050	19,823
Missouri Health & Educational Facilities Authority RB Refunding for Bethesda Health Group, Inc. Obligated Group Series 2021 (NR/NR)
25,000	4.000	08/01/2036	21,771
25,000	4.000	08/01/2041	20,417
St Louis Land Clearance for Redevelopment Authority RB City of St Louis Series 2018 A (NR/A)
100,000	5.000	04/01/2048	101,317

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(g)
$250,000	3.500%	07/01/2025	$ 247,960

			572,414

Nevada – 0.1%
City of Las Vegas Special Improvement District No. 816 Special Assessment Series 2021 (NR/NR)
50,000	3.125	06/01/2051	31,790
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000	5.000	07/01/2040	99,589

			131,379

New Hampshire – 0.6%
National Finance Authority Hospital RB Series 2021B (AGM) (AA/NR)
500,000	3.000	08/15/2046	373,065
National Finance Authority Pollution Control Refunding RB for New York State Electric & Gas Corp. Project Series 2022A (AMT) (NR/A-)
400,000	4.000	12/01/2028	406,612
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
225,000	4.000	01/01/2041	188,344
New Hampshire Business Finance Authority RB Refunding for United Illuminating Co. (The) Series 2003 A (Baa1/A-) (PUTABLE)(a)(b)(g)
40,000	2.800	10/02/2023	39,811

			1,007,832

New Jersey – 3.5%
Atlantic County Improvement Authority RB for Stockton University Series 2021 A (AGM) (A2/AA)
125,000	4.000	07/01/2047	115,474
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
450,000	4.000	06/15/2046	390,011
New Jersey Economic Development Authority School Facilities Construction Refunding Bonds 2016 Series BBB (BBB+/A3)(b)
300,000	5.500	12/15/2026	333,677
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (Ba3/B+)
100,000	5.250	09/15/2029	99,350
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 2000 B (AMT) (Ba3/B+)
100,000	5.625	11/15/2030	100,449
New Jersey Educational Facilities Authority RB for Stevens Institute of Technology 2020 Series A (NR/BBB+)
25,000	5.000	07/01/2035	26,318
New Jersey Health Care Facilities Financing Authority RB for St.. Joseph’s Healthcare System Obligated Group Issue Series 2016 (BBB-/Baa3)
325,000	5.000	07/01/2041	326,427

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey State Transportation Trust Fund Authority Transportation System Bonds Series 2006C (A3/AA)(f)
$975,000	0.000%	12/15/2034	$ 595,979
New Jersey Transportation Trust Fund Authority RB Series 2018 (BBB/Baa1)
215,000	5.000	12/15/2033	229,577
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
120,000	0.000	12/15/2032	78,935
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2009 A (Baa1/BBB)(f)
155,000	0.000	12/15/2033	96,683
2,475,000	0.000	12/15/2038	1,138,518
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation System Bonds Series 2018 A (Baa1/BBB)
90,000	4.000	12/15/2031	91,490
140,000	5.000	12/15/2032	150,364
New Jersey Transportation Trust Fund Authority RB Series 2020 AA (Baa1/BBB)
75,000	3.000	06/15/2050	52,687
New Jersey Transportation Trust Fund Authority Transportation Program RB Series 2019 BB (Baa1/BBB)
400,000	3.500	06/15/2046	323,206
New Jersey Transportation Trust Fund Authority Transportation RB Series 2009 A (Baa1/BBB)(f)
110,000	0.000	12/15/2032	72,357
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A3/BBB+)
1,000,000	5.000	12/15/2028	1,086,840
New Jersey Turnpike Authority Turnpike RB Series 2022 B (A1/AA-)
100,000	4.500	01/01/2048	101,296
250,000	5.250	01/01/2052	270,726
South Jersey Port Corp. Subordinated Marine Terminal RB Series 2017 B (AMT) (Baa1/NR)
20,000	5.000	01/01/2037	20,325
South Jersey Transport Corp. Subordinated Marine Terminal RB Series 2017B (AMT) (NR/Baa1)
100,000	5.000	01/01/2048	96,646
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BB+)
150,000	5.000	06/01/2046	143,224
Union County Improvement Authority RB Aries Linden LLC Project Series 2019 (AMT) (NR/NR)(d)
200,000	6.750	12/01/2041	165,872

			6,106,431

New Mexico – 0.3%
City of Farmington Pollution Control Refunding RB 2005 Series A (NON-AMT) (A-/BBB+)
200,000	1.800	04/01/2029	167,404

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
Winrock Town Center Tax Increment Development District 1 Senior Lien Gross Recepits Tax Increment Bonds Series 2022 (NR\NR)(d)
$500,000	4.250%	05/01/2040	$ 407,421

			574,825

New York – 8.9%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
50,000	1.625	11/01/2025	46,263
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
110,000	4.000	06/15/2029	108,647
Build NYC Resource Corp. RB for Global Community Charter School Project Series 2022A (NR/BB+)
100,000	5.000	06/15/2042	94,071
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
15,000	5.000	07/01/2042	15,139
Build NYC Resource Corp. RB for Hellenic Classical Charter Schools Series 2021 A (NR/NR)(d)
100,000	5.000	12/01/2041	86,941
Build NYC Resource Corp. RB for Kipp NYC Public School Facilities Canal West Project Series 2022 (NR/BBB-)
150,000	5.000	07/01/2042	152,158
Build NYC Resource Corp. RB for NEW World Preparatory Charter School Series 2021 A (NR/NR)
100,000	4.000	06/15/2041	80,946
Build NYC Resource Corp. RB for Shefa School Series 2021 B (NR/NR)(d)
100,000	4.000	06/15/2027	91,195
Build NYC Resource Corp. Tax Exempt RB Series 2022A (NR/NR)(d)
100,000	6.500	07/01/2032	102,235
150,000	6.500	07/01/2042	147,883
100,000	6.500	07/01/2052	96,880
Build NYC Resource Corp. Taxable RB Taxable Series 2022A (NR/NR)(d)
100,000	9.750	07/01/2032	96,620
Dutchess County Local Development Corp. RB Refunding for Bard College Project Series 2020 A (NR/BB+)(d)
100,000	5.000	07/01/2040	96,165
100,000	5.000	07/01/2051	90,586
Empire State Urban Development Corp. State Personal Income Tax RB Series 2020E (AA+/NR)
500,000	4.000	03/15/2039	487,387
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds Series 2006 A (NR/NR)(d)(f)
800,000	0.000	06/01/2060	41,774
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
250,000	5.000	12/01/2041	253,469
Metropolitan Tranportation Authority Transportation Revenue Green Bonds Subseries 2021A-1 (A3\BBB+)
250,000	4.000	11/15/2047	207,573

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Green Bond Series 2020 C-1 (A3/BBB+)
$75,000	4.750%	11/15/2045	$ 70,131
75,000	5.000	11/15/2050	72,055
75,000	5.250	11/15/2055	74,995
Metropolitan Transportation Authority RB Green Bond Series 2020 D-3 (A3/BBB+)
100,000	4.000	11/15/2050	81,325
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
100,000	5.000	11/15/2029	104,280
100,000	5.000	11/15/2030	104,726
Metropolitan Transportation Authority RB Refunding Series 2016 D (A3/BBB+)
175,000	5.250	11/15/2031	182,874
Metropolitan Transportation Authority RB Refunding Series 2017 D (A3/BBB+)
250,000	5.000	11/15/2032	257,604
Metropolitan Transportation Authority Transportation RB Series 2015B (BBB+/A3)
340,000	5.250	11/15/2055	340,018
Metropolitan Transportation Authority Transportation Revenue Green Bonds Series 2020D (A3/BBB+)
100,000	5.000	11/15/2045	96,430
500,000	4.000	11/15/2047	415,145
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/BBB+)
200,000	5.250	11/15/2028	205,895
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
100,000	5.000	11/15/2028	104,395
Nassau County Tobacco Settlement Corp. RB for Asset Backed Bonds Series 2006 D (NR/NR)(f)
2,255,000	0.000	06/01/2060	116,645
New York City Industrial Development Agency RB Refunding for Queens Ballpark Co. LLC Series 2021 A (AGM) (A2/AA)
150,000	3.000	01/01/2046	111,725
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (AGM) (A2/AA)
75,000	3.000	03/01/2036	65,882
50,000	4.000	03/01/2045	46,531
New York City Industrial Development Agency RB Refunding for Yankee Stadium LLC Series 2020 A (Baa1/NR)
50,000	4.000	03/01/2045	44,861
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)(f)
3,500,000	0.000	06/01/2060	173,166
New York Housing Development Corp. Multi-Family Mortgage RB for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000	3.500	02/15/2048	97,289
New York Liberty Development Corp. RB for 3 World Trade Center Project Series 2014 (NR/NR)(d)
125,000	5.150	11/15/2034	120,793

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB for World Trade Center Project Series 2014 Class 3 (NR/NR)(d)
$150,000	7.250%	11/15/2044	$ 150,678
New York Liberty Development Corp. RB Refunding for 3 World Trade Center LLC Series 2014 (NR/NR)(d)
940,000	5.000	11/15/2044	852,805
New York Port Authority Consolidated Bonds 273rd Series (Aa3/AA-)
250,000	4.000	07/15/2051	220,374
New York State Dormitory Authority Personal Income Tax RB Series 2021E (AA+/AA+)
1,000,000	4.000	03/15/2038	981,064
New York State Dormitory Authority RB for Brooklyn St. Joseph’s College Series 2021 (NR/NR)
200,000	4.000	07/01/2035	192,131
225,000	4.000	07/01/2040	204,961
New York State Dormitory Authority RB Refunding for Catholic Health System Obligated Group Series 2019 A (Ba2/BB+)
200,000	5.000	07/01/2035	165,749
New York State Dormitory Authority RB Refunding for Montefiore Obligated Group Series 2020 A (Baa3/BBB-)
250,000	4.000	09/01/2037	220,667
New York State Dormitory Authority RB Refunding for St. John’s University Series 2021 A (A3/A-)
100,000	4.000	07/01/2048	91,171
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Series 2020 A (Aa2/NR)
100,000	3.000	03/15/2038	86,170
New York State Environmental Facilities Corp. RB for Casella Waste Systems, Inc. Series 2020 R-1 (AMT) (B2/B)(a)(b)
250,000	2.750	09/02/2025	235,424
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
150,000	1.100	05/01/2027	133,662
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2020C (AGM-CR) (AA/NR)
75,000	4.000	12/01/2040	72,612
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
25,000	5.000	01/01/2023	25,000
400,000	5.000	01/01/2027	406,647
210,000	5.000	01/01/2029	214,080
200,000	5.000	01/01/2030	203,798
545,000	5.000	01/01/2031	554,465
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2020 (AMT) (Baa3/NR)
130,000	4.000	10/01/2030	125,536
20,000	5.000	10/01/2035	19,891
150,000	5.000	10/01/2040	144,350
645,000	4.375	10/01/2045	576,593
New York Transportation Development Corp. RB for Empire State Thruway Partners LLC Series 2021 (AMT) (NR/NR)
25,000	2.500	10/31/2031	20,360

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
$25,000	4.000%	10/31/2034	$ 23,910
135,000	4.000	10/31/2041	118,474
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
25,000	5.000	12/01/2034	26,544
25,000	5.000	12/01/2035	26,352
50,000	5.000	12/01/2037	52,148
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
400,000	5.250	01/01/2050	388,707
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (NR/NR)
200,000	5.000	01/01/2028	203,973
New York Transportation Development Corp. Special Facility RB Refunding for American Airlines, Inc. John F. Kennedy International Airport Project Series 2020 (AMT) (NR/B-)
15,000	5.375	08/01/2036	14,793
New York Transportation Development Corp. Special Facility RB Series 2021 (NR\NR)
300,000	3.000	08/01/2031	260,824
New York Transportation Development Corp. Special Facility Revenue Refunding Bonds for American Airlines John F. Kennedy International Airport Project Series 2016 (B-/NR)
410,000	5.000	08/01/2026	409,970
Oneida County Local Development Corp. RB Refunding for Utica College Project Series 2019 (NR/NR)
135,000	3.000	07/01/2044	88,558
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
250,000	4.000	07/01/2035	226,913
Port Authority of New York & New Jersey Consolidated RB Series 214 (AMT) (Aa3/A+)
130,000	5.000	09/01/2034	138,868
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
500,000	5.000	05/01/2026	523,798
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2022A (A-/A3)
325,000	4.250	05/01/2052	296,330
385,000	5.000	05/01/2052	392,616
State of New York Dormitory Authority Personal Income Tax RB Series 2021E (AA+/NR)
1,000,000	4.000	03/15/2047	934,509
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1 (NR/BBB-)
200,000	4.000	06/01/2050	192,572

			15,400,744

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – 0.5%
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(g)
$ 75,000	1.375%	06/16/2025	$ 69,916
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AGM) (AA/Baa2)
275,000	5.500	07/01/2047	292,249
North Carolina Medical Care Commission RB for Forest at Duke, Inc. Obligated Group Series 2021 (NR/NR)
50,000	4.000	09/01/2041	42,144
North Carolina Medical Care Commission RB for Lutheran Services for the Aging, Inc. Obligated Group Series 2021 A (NR/NR)
75,000	4.000	03/01/2036	62,262
100,000	4.000	03/01/2051	70,154
North Carolina Medical Care Commission RB Refunding for EveryAge Obligated Group Series 2021 A (NR/NR)
50,000	4.000	09/01/2041	39,480
North Carolina Turnpike Authority RB Refunding Series 2018 (AGM) (NR/AA)
225,000	5.000	01/01/2035	241,117

			817,322

North Dakota – 0.2%
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
325,000	3.250	08/01/2024	322,717

Ohio – 2.7%
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/A-)
50,000	4.000	06/01/2039	46,566
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-2 Class 1 (NR/NR)
875,000	5.000	06/01/2055	759,500
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 B-3 Class 2 (NR/NR)(f)
1,800,000	0.000	06/01/2057	206,007
County of Cuyahoga Health Care and Independent Living Facilities Refunding RB for Eliza Jennings Senior Health Care Network Series 2022A (NR/NR)
310,000	5.375	05/15/2037	297,837
County Of Franklin Healthcare Facilities Refunding Rb Series 2022 (NR/BBB) (NR/NR)
200,000	4.000	07/01/2040	169,348
County of Franklin RB Refunding for Wesley Communities Obligated Group Series 2020 (NR/NR)
100,000	5.250	11/15/2040	91,943
County of Franklin RB Series OH 2019A (Aa3\AA-)
225,000	4.000	12/01/2044	208,317
County of Lucas Hospital RB for Promedica Healthcare Obligated Group Series 2018A (Ba2/BB)
200,000	5.250	11/15/2048	174,215

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
County of Summit Green Local School District Improvement Bonds Series 2022A (NR/AA)
$500,000	5.000%	11/01/2052	$ 526,269
Cuyahoga Metropolitan Housing Authority RB for Social Bonds Series 2021 (HUD SECT 8) (NR/A+)
150,000	2.000	12/01/2031	131,682
Evans Farm New Community Authority Special Assessment Bonds Series 2020 (NR/NR)
170,000	3.750	12/01/2038	134,423
Franklin County Convention Facilities Authority RB for Greater Columbus Convention Center Project Series 2019 (NR/BBB-)
175,000	5.000	12/01/2035	180,148
125,000	5.000	12/01/2051	120,238
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(g)
250,000	4.250	06/01/2027	249,308
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(g)
750,000	4.250	06/01/2027	747,925
Ohio Higher Educational Facility Commission RB Refunding for Judson Obligated Group Series 2020 A (NR/NR)
100,000	5.000	12/01/2042	93,646
100,000	5.000	12/01/2045	92,062
Ohio State Higher Education Facilities RB Series 2020 (NR/NR)
100,000	5.000	01/15/2050	98,108
Port of Greater Cincinnati Development Authority Education RB Series 2021 (NR/NR)(a)(b)
100,000	4.375	06/15/2026	91,978
Port of Greater Cincinnati Development Authority RB Series 2021 (NR/NR)(d)
100,000	4.250	12/01/2050	75,445
Southern Ohio Port Authority RB for PureCycle Ohio LLC Series 2020 A (AMT) (NR/NR)(d)
100,000	6.500	12/01/2030	75,164
Toledo-Lucas County Port Authority Parking System RB Series 2021 (NR/NR)
175,000	4.000	01/01/2038	149,877

			4,720,006

Oklahoma – 0.3%
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018 B (Baa3/BB+)
35,000	5.000	08/15/2038	31,411
50,000	5.500	08/15/2057	45,126
Oklahoma Development Finance Authority Health System RB for OU Medicine Project Series 2018B (Ba2/BB-)
375,000	5.500	08/15/2052	342,703

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American Airlines, Inc. Series 2015 (AMT) (NR/B-)(a)(b)
$100,000	5.000%	06/01/2025	$ 100,236

			519,476

Oregon – 0.1%
Yamhill County Hospital Authority RB Refunding for Friendsview Manor Obligated Group Series 2021 A (NR/NR)
15,000	1.750	11/15/2026	13,742
Yamhill County Hospital Authority Revenue and Refunding Tax Exempt Bonds Series 2021A (NR/NR)
125,000	5.000	11/15/2051	95,934

			109,676

Pennsylvania – 2.2%
Allegheny County Airport Authority RB Series 2021 A (AMT) (A2/NR)
125,000	4.000	01/01/2039	116,761
100,000	4.000	01/01/2040	92,471
Allegheny County Higher Education Building Authority University Revenue Refunding Bonds Series 2022 (BBB-/NR)
90,000	5.250	09/01/2035	90,357
Allentown Neighborhood Improvement Zone Development Authority RB Refunding Series 2022 (Baa3/NR)
100,000	1.830	05/01/2023	98,390
100,000	2.100	05/01/2024	93,679
75,000	5.000	05/01/2029	78,516
50,000	5.000	05/01/2030	52,286
50,000	5.000	05/01/2031	52,309
Berks County Industrial Development Authority RB Refunding for Tower Health Obligated Group Series 2017 (WR/BB-)
100,000	4.000	11/01/2047	56,034
Bucks County IDA Hospital RB for Grand View Hospital Project Series 2021 (BB+/NR)
275,000	4.000	07/01/2051	199,826
City of Erie Higher Education Building Authority RB for Gannon University Series 2021 (Baa2/BBB+)
100,000	5.000	05/01/2047	94,043
City of Wilkes-Barre Finance Authority University Revenue Refunding Bonds Series 2021 (BBB-/NR)
100,000	4.000	03/01/2042	82,981
Dauphin County General Authority RB for The Harrisburg University of Science & Technology Series 2020 (NR/BB)(d)
100,000	5.875	10/15/2040	98,849
200,000	6.250	10/15/2053	200,072
Lancaster County Hospital Authority RB Refunding for St. Anne’s Retirement Community Obligated Group Series 2020 (NR/NR)
100,000	5.000	03/01/2040	87,810
Lancaster County Hospital Authority RB Series 2020 (NR\NR)
250,000	5.000	03/01/2050	205,450
Latrobe Industrial Development Authority RB Refunding for Seton Hill University Series 2021 (NR/BBB-)
250,000	4.000	03/01/2038	217,620

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Montgomery County IDA Retirement Communities RB for Acts Retirement Life Communitiies Obligated Group Series 2020C (NR/NR)
$100,000	5.000%	11/15/2045	$ 96,173
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
100,000	4.000	07/01/2033	92,840
55,000	4.000	07/01/2041	46,869
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
260,000	1.100	11/02/2026	227,303
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/AA)
250,000	5.000	12/31/2057	247,956
Pennsylvania Economic Development Financing Authority Tax Exempt Private Activity RB for Penndot Major Bridges Package One Project Series 2022 (NR/NR)
350,000	5.750	06/30/2048	364,420
100,000	5.250	06/30/2053	97,915
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
80,000	5.250	12/01/2044	85,181
Philadelphia Authority for Industrial Development Charter School RB for Green Woods Charter School Project Series 2022A (NR/BB+)
100,000	5.125	06/15/2042	91,209
Philadelphia Authority for Industrial Development RB Refunding for Philadelphia Performing Arts Charter School Series 2020 (NR/BB+)(d)
140,000	5.000	06/15/2030	141,257
The Berks County Municipal Authority RB for Alvernia University Project Series 2020 (NR/BB+)
100,000	5.000	10/01/2049	87,353
The Berks County Municipal Authority RB for Tower Health Obligated Group Series 2012 A (WR/BB-)
290,000	5.000	11/01/2040	204,122
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter School Project Series 2022B (NR/NR)(d)
30,000	6.000	07/01/2029	28,648
Westmoreland County Industrial Development Authority RB Refunding for Excela Health Obligated Group Series 2020 A (Baa1/NR)
50,000	5.000	07/01/2030	53,454

			3,782,154

Puerto Rico – 8.3%
HTA Trust Certificates Class L-2028 Units (NR/NR)
522,273	5.250	07/01/2038	514,364
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2020A (NR\NR)(d)
250,000	5.000	07/01/2035	238,277
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB Refunding for Senior Lien Series 2020 A (NR/NR)(d)
600,000	5.000	07/01/2047	540,504

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Refunding Bonds Series 2021B (NR/NR)(d)
$350,000	4.000%	07/01/2042	$ 280,516
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a)(c)(i)
696,619	0.000	11/01/2043	304,771
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)(a)(c)(i)
142,349	0.000	11/01/2051	47,865
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)(a)(c)(i)
98,677	0.000	11/01/2051	43,171
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)(f)
169,722	5.250	07/01/2023	169,722
48,994	0.000	07/01/2024	45,409
163,993	5.375	07/01/2025	165,229
322,380	5.625	07/01/2029	329,863
155,281	5.750	07/01/2031	160,556
514,493	0.000	07/01/2033	278,115
322,248	4.000	07/01/2033	279,408
132,356	4.000	07/01/2035	111,389
223,596	4.000	07/01/2037	182,916
729,448	4.000	07/01/2041	571,157
435,624	4.000	07/01/2046	326,581
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022A (NR/NR)
15,532	5.000	07/01/2062	14,309
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022B (NR/NR)(f)
10,093	0.000	07/01/2032	5,993
Puerto Rico Commonwealth Highway & Transportation Authority Restructured Toll RB Series 2022C (NR/NR)(c)
17,266	0.000	07/01/2053	9,539
Puerto Rico Electric Power Authority Power RB Series 2012A (NR/NR)*
250,000	5.050	07/01/2042	181,875
Puerto Rico Electric Power Authority Power RB Series 2013A (NR/NR)*
150,000	7.000	07/01/2040	112,500
Puerto Rico Electric Power Authority Power RB Series AAA (NR/NR)*
100,000	5.250	07/01/2031	73,250
Puerto Rico Electric Power Authority Power RB Series CCC (NR/NR)*
340,000	5.250	07/01/2027	249,050
415,000	5.000	07/01/2028	302,950
Puerto Rico Electric Power Authority Power RB Series TT (NR/NR)*
100,000	5.000	07/01/2032	73,000
Puerto Rico Electric Power Authority Power RB Series XX (NR/NR)*
300,000	5.250	07/01/2040	219,750
Puerto Rico Electric Power Authority Power RB Series ZZ (NR/NR)*
145,000	4.250	07/01/2020	102,769
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue Restructed Bonds Series 2019A-2B (NR/NR) (NR/NR)
325,000	4.550	07/01/2040	298,161

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Restructured Bonds Series A-2 (NR/NR)
$70,000	4.329%	07/01/2040	$ 63,059
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
13,000	0.000	07/01/2024	12,127
27,000	0.000	07/01/2027	21,843
91,000	0.000	07/01/2029	66,316
608,000	0.000	07/01/2033	353,675
1,776,000	0.000	07/01/2046	437,592
190,000	0.000	07/01/2051	34,203
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,906,000	4.329	07/01/2040	2,617,836
15,000	4.536	07/01/2053	12,788
15,000	4.784	07/01/2058	13,014
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
245,000	4.500	07/01/2034	231,124
37,000	4.550	07/01/2040	33,944
1,465,000	4.750	07/01/2053	1,294,983
3,320,000	5.000	07/01/2058	3,014,328

			14,439,791

Rhode Island – 0.1%
Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity Bonds Series 78-A (Aa1/AA+)
250,000	5.000	10/01/2042	260,100

South Carolina – 0.9%
Richland County at Sandhill Improvement District Refunding Assessment RB Series 2021 (NR/NR)(d)
100,000	3.625	11/01/2031	82,753
100,000	3.750	11/01/2036	76,920
South Carolina Economic Development Authority Educational Facilities Tax Exempt RB for Polaris Tech Charter School Project Series 2022A (NR/NR)(d)
100,000	5.125	06/15/2042	91,101
South Carolina Public Service Authority Revenue Obligations 2022 Tax Exempt Series E (A3/A-)
480,000	5.750	12/01/2047	521,750
Spartanburg Regional Health Services District Obligated Group RB Series 2020 A (AGM) (A3/AA)
75,000	5.000	04/15/2035	81,169
175,000	4.000	04/15/2036	176,534
795,000	3.000	04/15/2049	563,113

			1,593,340

South Dakota – 0.0%
County of Lincoln RB Refunding for The Augustana College Association Series 2021 A (NR/BBB-)
50,000	4.000	08/01/2051	39,150

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – 8.2%
Arlington Higher Education Finance Corp. Education RB Series 2022A (NR/NR)
$100,000	5.625%	08/15/2052	$ 89,153
Arlington Higher Education Finance Corp. RB Refunding for Wayside Schools Series 2021 A (NR/BB)
25,000	5.000	08/15/2025	25,224
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
35,000	5.000	01/01/2023	35,000
Central Texas Regional Mobility Authority RB Series 2021 C (Baa1/BBB+)
100,000	5.000	01/01/2027	104,991
City of Anna Special Assessment Bonds for Sherley Tract Public Improvement District No. 2 Series 2021 (NR/NR)(d)
301,000	3.750	09/15/2031	251,503
157,000	4.500	09/15/2031	141,853
City of Anna Special Assessment RB for Hurricane Creek Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	5.750	09/01/2042	98,145
City of Celina Special Assessment Bonds for Wells South Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.375	09/01/2041	38,581
City of Celina Special Assessment for Edgewood Creek Public Improvement District Phase#1 Project Series 2021 (NR/NR)(d)
50,000	4.250	09/01/2041	42,306
55,000	4.500	09/01/2050	45,751
City of Celina Special Assessment RB for Celina Hills Public Improvement District Project Series 2022 (NR/NR)(d)
100,000	4.875	09/01/2042	91,929
City of Celina Special Assessment RB Series 2022 (NR\NR)(d)
100,000	3.625	09/01/2032	85,142
City of Crandall Special Assessment RB for River Ridge Public Improvement District Project Series 2022 (NR/NR)(d)
530,000	5.500	09/15/2032	536,997
City of Dallas International Airport Joint Revenue Refunding Bonds Series 2022B (NON-AMT) (A1/A+)
500,000	4.000	11/01/2041	478,779
City of Dayton Senior Lien Special Assessment RB for Westpointe Villages Public Improvement District Improvement Area #1 Project Series 2022A (NR/NR)(d)
428,000	4.625	09/01/2027	418,165
City of Fate Special Assessment for Williamsburg East Public Improvement District Area No. 1 Series 2020 (NR/NR)(d)
100,000	3.375	08/15/2030	86,607
City of Fate Special Assessment RB for Monterra Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.375	08/15/2031	84,677
City of Fate Special Assessment RB for Williamsburg East Public Improvement District Project Series 2022 (NR/NR)(d)
317,000	5.875	08/15/2042	310,732
City of Fate Special Assessment RB for Williamsburg Public Improvement District Series 2022 (NR/NR)(d)
75,000	4.250	08/15/2042	65,546

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Georgetown Special Assessment RB for Parks at Westhaven Public Improvement District Project Series 2022 (NR/NR)(d)
$100,000	3.625%	09/15/2027	$ 94,556
City of Haslet Special Assessment RB for Haslet Public Improvement District Series 2021 (NR/NR)(d)
100,000	2.625	09/01/2026	89,989
City of Houston Airport System Special Facilities RB Series 2021B-1 (AMT) (NR\NR)
300,000	4.000	07/15/2041	254,198
City of Hutto Emory Crossing Public Improvement District Special Assessment Bond Series 2021 (NR/NR)(d)
519,000	3.625	09/01/2041	400,555
City of Hutto Special Assessment RB for Cottonwood Creek Public Improvement Series 2021 (NR/NR)(d)
100,000	3.500	09/01/2041	76,575
City of Hutto Special Assessment RB for Durango Farms Public Improvement District Project Series 2021 (NR/NR)(d)
100,000	3.875	09/01/2041	79,089
City of Kyle Special Assessment RB for 6 Creeks Public Improvement Project Series 2021 (NR/NR)(d)
100,000	3.375	09/01/2031	83,381
City of Kyle Special Assessment RB for Plum Creek North Public Improvement District Area #1 Project Series 2022 (NR/NR)(d)
200,000	4.125	09/01/2041	174,399
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000	2.500	09/15/2039	361,048
City of McLendon-Chisholm Special Assessment RB for Sonoma Public Improvement District Project Series 2022 (NR/NR)(d)
430,000	5.000	09/15/2027	425,404
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
50,000	2.500	09/15/2035	39,194
City of Midlothian Special Assessment for Redden Farms Public Improvement District Series 2021 (NR/NR)(d)
100,000	3.875	09/15/2041	79,898
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project #1 Series 2022 (NR/NR)(d)
100,000	5.250	09/15/2042	93,472
City of Midlothian Special Assessment RB for Westside Preserve Public Improvement District Major Improvement Area Project Series 2022 (NR/NR)(d)
150,000	6.000	09/15/2042	146,432
City of Oak Point Special Assessment for Wildridge Public Improvement District No. 1 Project Series 2021 (NR/NR)(d)
265,000	2.750	09/01/2031	217,089
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone A Improvement Project Series 2022 (NR/NR)(d)
100,000	5.750	09/15/2032	98,677
100,000	5.500	09/15/2042	96,495

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Pilot Point Special Assessment RB for Creekview Public Improvement Zone B Improvement Project Series 2022 (NR/NR)(d)
$100,000	5.500%	09/15/2042	$ 96,495
City of Pilot Point Special Assessment RB for Mobberly Public Improvement District Major Improvement Area Series 2022 (NR/NR)(d)
350,000	5.375	09/15/2027	349,396
410,000	5.625	09/15/2032	410,476
City of Plano Collin Creek East Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.375	09/15/2051	99,279
City of Plano Collin Creek West Public Improvement District Special Assessment Bonds Series 2021 (NR/NR)(d)
125,000	4.000	09/15/2051	96,597
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Phases 5-7 Project Series 2022 (NR/NR)(d)
52,000	4.250	09/01/2042	45,588
City of Princeton Special Assessment RB for Arcadia Farms Public Improvement District Series 2020 (NR/NR)(d)
98,000	2.875	09/01/2025	93,014
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2019 (NR/NR)
100,000	4.875	09/01/2039	95,735
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(d)
25,000	3.375	09/01/2041	18,846
City of Princeton Special Assessment RB for Eastridge Public Improvement District Improvement Area Project Series 2022 (NR/NR)(d)
75,000	5.125	09/01/2042	71,525
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2020 (NR/NR)(d)
150,000	2.750	09/01/2025	141,834
100,000	3.750	09/01/2040	80,659
City of Princeton Special Assessment RB for Winchester Public Improvement District Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	36,834
City of Red Oak Public Improvement District No. 1 Special Assessment Bonds for Improvement Area #1 Project Series 2021 (NR/NR)(d)
409,000	3.375	09/15/2041	303,313
City of Royse City Special Assessment for Creekshaw Public Improvement District Area #1 Series 2020 (NR/NR)(d)
75,000	2.625	09/15/2025	71,159
50,000	3.375	09/15/2030	44,548
City of Sachse Special Assessment for Public Improvement District No. 1 Series 2020 (NR/NR)(d)
100,000	3.250	09/15/2030	86,248
City of Santa Fe Special Assessment RB for Mulberry Farms Public Improvement District Series 2022 (NR/NR)(d)
291,000	4.625	09/01/2032	275,754
City of Uhland Special Assessment RB for Watermill Public Improvement District Series 2022 (NR/NR)(d)
250,000	6.625	09/01/2052	258,249

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Venus Special Assessment RB for Patriot Estates Public Improvement Project Series 2021 (NR/NR)(d)
$136,000	2.625%	09/15/2026	$ 122,259
City of Waxahachie Special Assessment RB for North Grove Public Improvement Area Project Series 2022 (NR/NR)(d)
302,000	5.125	08/15/2032	299,498
Club Municipal Management District Special Assessment RB Series 2021 (NR/NR)(d)
50,000	3.250	09/01/2041	36,834
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 A (NR/BBB-)
25,000	2.500	10/01/2031	20,760
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 B (NR/BB-)(d)
100,000	3.500	10/01/2031	83,973
Conroe Local Government Corp. Conroe Convention Center Hotel Series 2021 C (A2/NR)
50,000	4.000	10/01/2041	49,000
50,000	4.000	10/01/2046	46,391
County of Medina Woodlands Public Improvement District Special Assessment for Improvement Area #1 Project Series 2021 (NR/NR)(d)
100,000	4.500	09/01/2041	83,844
Edinburg Economic Development Corp. Sales Tax RB Series 2019 (NR/NR)(d)
100,000	5.000	08/15/2044	91,200
Edinburg Economic Development Corp. Sales Tax RB Series 2021 A (NR/NR)
75,000	3.125	08/15/2036	58,636
70,000	3.250	08/15/2041	51,858
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Series 2019 A (A1/AA-)
175,000	5.000	05/15/2030	191,147
Hays County Special Assessment RB for La Cima Public Improvement District Neighborhood Improvement Project Series 2022 (NR/NR)(d)
283,000	4.875	09/15/2032	279,112
Houston Airport System RB for United Airlines, Inc. Airport Improvement Projects Series 2018 C (AMT) (NR/B)
200,000	5.000	07/15/2028	202,598
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 B-2 (AMT) (NR/NR)
100,000	5.000	07/15/2027	101,454
Houston Airport System RB Refunding for United Airlines, Inc. Series 2020 C (AMT) (NR/NR)
150,000	5.000	07/15/2027	152,242
Kaufman County Fresh Water Supply District No. 1-D GO Bonds Series 2021 (NR/NR)
320,000	2.250	09/01/2030	270,238
Lower Colorado River Authority LCRA Transmission Services Corp. Project RB Refunding Series 2019 (NR/A)
35,000	5.000	05/15/2030	38,993

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Mission Economic Development Corp. Senior Lien RB for Natgasoline Project Series 2018 (AMT) (NR/BB-)(d)
$100,000	4.625%	10/01/2031	$ 96,198
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
100,000	5.250	02/15/2030	99,733
New Hope Cultural Education Facilities Finance Corp Revenue & Refunding Bonds Series 2021 (BB+/NR)(d)
75,000	4.000	08/15/2036	64,835
New Hope Cultural Education Facilities Finance Corp. Retirement Facility RB Series 2021 (NR\NR)
100,000	4.000	11/01/2055	72,792
New Hope Cultural Education Facilities Finance Corp. Senior Living RB for Sanctuary LTC Project Series 2021A-1 (NR/NR)
225,000	5.500	01/01/2057	162,155
North Parkway Municipal Management Contract RB for Legacy Hills Public Improvement Project Series 2021 (NR/NR)(d)
200,000	3.000	09/15/2026	185,150
300,000	3.625	09/15/2031	263,838
North Texas Tollway Authority RB for Second Tier Series 2021 B (A2/A)
50,000	4.000	01/01/2040	48,216
Port Beaumont Navigation District RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 A (AMT) (NR/NR)(d)
100,000	1.875	01/01/2026	90,587
150,000	2.500	01/01/2030	121,500
175,000	3.000	01/01/2050	102,840
Port of Beaumont Industrial Development Authority RB for Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series 2021 B (NR/NR)(d)
500,000	4.100	01/01/2028	406,619
Texas Private Activity Bonds Surface Transportation Corp. RB Senior Lien for Mobility Partners Segment 3 LLC Series 2019 (AMT) (Baa3/NR)
450,000	5.000	06/30/2058	429,195
Town of Flower Mound River Walk Public Improvement District No. 1 Special Assessment Refunding Bonds Series 2021 (NR/NR)(d)
645,000	2.625	09/01/2026	584,508
Town of Lakewood Village Special Assessment RB for Lakewood Village Public Improvement District Project Series 2022 (NR/NR)(d)
200,000	5.250	09/15/2042	187,166
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR)(d)
281,000	2.875	09/01/2031	228,288
Uptown Development Authority Tax Allocation Refunding Bonds for City of Houston Reinvestment Zone No. 16 Series 2021 (Baa2/NR)
100,000	3.000	09/01/2034	85,448
Viridian Municipal Management District Special Assessment Bonds Series 2020 (NR/NR)
50,000	2.875	12/01/2030	41,731

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
$285,000	2.000%	08/15/2028	$ 253,048

			14,220,965

Utah – 1.1%
Black Desert Public Infrastructure District GO Bonds Series 2021 A (NR/NR)(d)
500,000	3.500	03/01/2036	409,793
Salt Lake City International Aiport RB Series 2018A (AMT) (A/A2)
500,000	5.250	07/01/2048	511,660
Salt Lake City International Airport RB Series 2021A (A2/A)
500,000	4.000	07/01/2051	429,399
Salt Lake City Public Utilities RB Series 2022 (Aa1/AAA)
210,000	5.000	02/01/2052	225,939
Utah Charter School Finance Authority Charter School RB Series 2022A (BB+/NR)(d)
250,000	5.750	06/15/2052	239,076
Utah Charter School Finance Authority Charter School Revenue Refunding Bonds Series 2022A (NR\BB)(d)
100,000	4.000	07/15/2037	81,037

			1,896,904

Vermont – 0.1%
Vermont Economic Development Authority Solid Waste Disposal RB for Casella Waste System Project Series 2022 (B/NR)(a)(b)(d)
150,000	5.000	06/01/2027	149,057
Virginia – 0.5%
Tobacco Settlement Financing Corp. RB for Capital Appreciation Subseries 2007 C (NR/CCC-)(f)
300,000	0.000	06/01/2047	71,688
Virginia College Building Authority RB Refunding for Regent University Project Series 2021 (NR/BBB-)
25,000	4.000	06/01/2036	22,694
Virginia Housing Development Authority RB Series 2019 E (Aa1/AA+)
250,000	3.100	12/01/2045	195,157
Virginia Small Business Financing Authority Private Activity Tax Exempt Senior Lien RB for Transform 66 P3 Project Series 2017 (AMT) (Baa3/NR)
50,000	5.000	12/31/2049	47,536
100,000	5.000	12/31/2056	93,070
Virginia Small Business Financing Authority Senior Lien Revenue and Refunding Bonds Series 2022 (AMT) (Baa1\NR)
125,000	5.000	12/31/2047	125,741
Virginia Small Business Financing Authority Senior Lien Revenue Refunding Bonds Series 2022 (AMT) (NR\BBB-)
300,000	4.000	01/01/2048	249,875

			805,761

Washington – 1.0%
City of Seattle Drainage and Wastewater System Improvement and Refunding RB Series 2022 (AA+/Aa1)
125,000	4.000	09/01/2036	129,169

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
$150,000	4.000%	09/01/2037	$ 153,359
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000	5.000	05/01/2042	219,353
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000	5.000	04/01/2039	233,576
Port of Seattle Intermediate Lien Revenue and Refunding Bonds Series 2021C (A1\A+)
700,000	4.000	08/01/2041	636,394
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds Series R-2015B (AA+/Aaa)
200,000	5.000	07/01/2025	206,633
Washington State Convention Center Public Facilities District Lodging Tax RB Series 2018 (BAM-TCRS) (Baa3/AA)
120,000	4.000	07/01/2058	106,617

			1,685,101

West Virginia – 0.4%
Monongalia County Commission Excise Tax District RB Refunding Series 2021 A (NR/NR)(d)
100,000	4.125	06/01/2043	86,801
West Virginia Economic Development Authority RB for Arch Resources, Inc. Series 2021 (AMT) (B2/B)(a)(b)
100,000	4.125	07/01/2025	97,608
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(g)
500,000	3.000	06/18/2027	474,336

			658,745

Wisconsin – 1.6%
Public Finance Authority Charter School RB for Coral Academy of Science Reno Series 2022A (NR/NR)(d)
100,000	5.875	06/01/2052	95,882
Public Finance Authority Charter School RB Series 2021A (NR/NR)(d)
510,000	5.000	06/15/2041	409,724
Public Finance Authority Education RB for Clove Garden School Series 2022 (NR/NR)(d)
360,000	5.000	06/15/2032	352,043
Public Finance Authority Education RB Series 2022 (NR\NR)(d)
100,000	5.000	01/01/2042	90,118
Public Finance Authority Exempt Facilities RB Refunding for Celanese Project Series 2016 C (AMT) (Baa3/BBB)
190,000	4.300	11/01/2030	182,295
Public Finance Authority RB for Appalachian Regional Healthcare System Obligated Group Series 2021 A (NR/BBB)
25,000	5.000	07/01/2038	25,850
25,000	5.000	07/01/2041	25,609
Public Finance Authority RB for Charter Day School Obligated Group Series 2020 A (Ba1/NR)(d)
50,000	5.000	12/01/2045	44,756
Public Finance Authority RB for High Desert Montessori Charter School Series 2021 A (NR/NR)(d)
100,000	5.000	06/01/2061	81,143

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Masonic & Eastern Star Home of NC, Inc. Obligated Group Series 2020 A (NR/NR)(d)
$100,000	4.000%	03/01/2030	$ 90,609
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 A (Ba2/NR)(d)
250,000	5.625	06/01/2050	194,729
Public Finance Authority RB for Noorda College of Osteopathic Medicine LLC Series 2021 B (Ba2/NR)(d)
290,000	6.500	06/01/2045	220,772
Public Finance Authority RB for Rider University A New Jersey Non-Profit Corp. Series 2021 B (NR/BB+)(d)
100,000	6.000	07/01/2031	85,693
Public Finance Authority RB Refunding for Rider University A New Jersey Non-Profit Corp. Series 2021 A (NR/BB+)(d)
150,000	4.500	07/01/2048	117,703
Public Finance Authority RB Refunding for UMA Education, Inc. Project Series 2019 B (NR/BB)(d)
25,000	6.125	10/01/2049	22,238
Public Finance Authority Retirement Communities RB for Acts Retirement-Life Communities Obligated Group Series 2020A (NR/NR)
205,000	5.000	11/15/2041	201,547
Public Finance Authority Student Housing RB Series 2021A-1 (NR/NR)(d)
50,000	4.000	07/01/2041	40,560
150,000	4.000	07/01/2051	110,580
Wisconsin Health & Educational Facilities Authority RB Series 2021 for Hope Christian Schools (NR/NR)
45,000	3.000	12/01/2031	38,563
75,000	4.000	12/01/2041	57,187
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(e)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000	3.310	07/01/2026	169,164
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San Antonion Hotel Acquisition Project Senior Lien Series 2022A (NR/(P)BBB-)
200,000	5.000	02/01/2042	192,592

			2,849,357

TOTAL MUNICIPAL BONDS

(Cost $187,067,039)			$ 167,508,718

Corporate Bonds – 0.9%
Healthcare – Services – 0.1%
Toldeo Hospital RB Series 2022 B (Ba2/BB)
75,000	5.325	11/15/28	58,864
Tower Health Series (BB-/NR)
50,000	4.451	02/01/50	24,028

			82,892

Real Estate – 0.8%
Benloch Ranch Improvement Association No. 1 Series 2020 (NR/NR)(j)
51,655	9.750	12/01/39	48,224

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Real Estate – (continued)
Benloch Ranch Improvement Association No. 1 Series 2021 (NR/NR)(d)(j)
$51,655	9.750%	12/01/39	$ 48,225
Benloch Ranch Improvement Association No. 2 (NR/NR)(d)(j)
700,000	10.000	12/01/51	632,282
Brixton Park Improvement Association No. 1 Series (NR/NR)(d)(j)
782,571	6.875	12/01/51	660,928

			1,389,659

TOTAL CORPORATE BONDS (Cost $1,643,092)			$1,472,551

TOTAL INVESTMENTS – 97.7% (Cost $188,710,131)			$ 168,981,269

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%			4,019,565

NET ASSETS – 100.0%			$ 173,000,834

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on December 31, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Zero coupon bond until next reset date.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2022.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AGM-CR	— Insured by Assured Guaranty Municipal Corp. Insured Custodial receipts
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
CFD	— Community Facilities District
COPS	— Certificates of Participation
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LT	— Limited Tax
NR	— Not Rated
RB	— Revenue Bond
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SONYMA	— State of New York Mortgage Agency
TCRS	— Transferable Custody Receipts
UT	— Unlimited Tax
WR	— Withdrawn Rating

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
U.S. Treasury 10 Year Ultra Note	(38)	03/22/23	$(4,544,156)	$64,312
U.S. Treasury Ultra Bond	(28)	03/22/23	(3,816,974)	78,099

Total Futures Contracts				$142,411

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – 98.1%
Alabama – 2.0%
Black Belt Energy Gas District Gas Supply RB Series 2022 (NR/NR)(a)(b)
$15,000,000	4.000%	06/01/2027	$ 14,895,285
Chatom Industrial Development Board Gulf Opportunity Zone Refunding Bonds for PowerSouth Energy Cooperative Projects Series 2020 (NR/AA)
425,000	5.000	08/01/2025	443,536
550,000	5.000	08/01/2027	586,984
485,000	5.000	08/01/2028	522,703
485,000	5.000	08/01/2029	526,776
425,000	5.000	08/01/2030	466,285
Chatom Industrial Development Board RB Refunding for PowerSouth Energy Cooperative Series 2020 (AGM) (A2/AA)
225,000	5.000	08/01/2023	227,142
485,000	5.000	08/01/2024	499,863
Houston County Healthcare Authority Hospital RB for Southeast Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000	5.000	10/01/2030	2,041,934
Independent Development Board City of Prattville International Paper Company Project Environmental Improvement Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
225,000	2.000	10/01/2024	216,508
Industrial Development Board City of Prattville International Paper Company Project Recovery Zone Facility Revenue Refunding Bonds Series 2019C (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
675,000	2.000	10/01/2024	649,525
Industrial Development Board City of Selma Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	1.375	06/16/2025	6,059,426
Industrial Development Board City of Selma International Paper Company Project Gulf Opportunity Zone Revenue Refunding Bonds Series 2019A (BBB/NR) (PUTABLE)(a)(b)(c)
1,875,000	2.000	10/01/2024	1,804,235
Industrial Development Board of the City of Mobile Alabama RB for Alabama Power Co. Series 2007 A (A1/A-) (PUTABLE)(a)(b)(c)
3,335,000	1.000	06/26/2025	3,162,520
Jacksonville State University RB Refunding Series 2020 (A2/A-)
315,000	3.000	12/01/2023	313,352
275,000	4.000	12/01/2024	278,848
375,000	4.000	12/01/2025	383,196
550,000	4.000	12/01/2026	565,307
Jefferson County Subordinate Lien Sewer RB Warrants Series 2013 D (NR/BBB)
10,220,000	6.500	10/01/2053	10,914,955
Southeast Alabama Gas Supply District Gas Supply RB Series 2018A (NR/NR)(a)(b)
27,465,000	4.000	06/01/2024	27,368,746
The Southeast Alabama Gas Supply District RB for Project No. 2 Series 2018 B (A1/NR)(b)(d)
	(1M USD LIBOR + 0.85%)
25,105,000	3.777	06/01/2024	24,699,582

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Alabama – (continued)
Water Works Board of the City of Birmingham Water Revenue Refunding Bonds Series 2015-A (Aa2/AA)(b)
$30,000,000	5.000%	01/01/2025	$ 31,351,152

			127,977,860

Alaska – 0.2%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4 (AMT) (NR/A+)
1,755,000	5.000	12/01/2030	1,839,500
1,960,000	5.000	12/01/2032	2,042,764
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000	5.000	06/30/2027	5,137,604

			9,019,868

Arizona – 2.9%
Arizona Health Facilities Authority Hospital RB for Banner Health Series 2007 B (NR/AA-)(d)
	(3M USD LIBOR + 0.81%)
83,860,000	3.995	01/01/2037	77,893,990
Arizona Industrial Development Authority RB for Equitable School Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
755,000	5.000	11/01/2023	765,157
340,000	5.000	11/01/2025	353,941
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project First Tier Series 2019 A (NR/CCC+)
600,000	5.000	01/01/2023	600,000
575,000	5.000	01/01/2024	533,929
Arizona Industrial Development Authority RB for Great Lakes Senior Living Communities LLC Project Second Tier Series 2019 B (NR/CCC+)
505,000	5.000	01/01/2023	454,500
560,000	5.000	01/01/2024	508,626
City of Chandler IDA Industrial Development RB for Intel Corp. Project Series 2022 (NR/A+)(a)(b)
25,000,000	5.000	09/01/2027	26,086,805
City of Chandler IDA RB for Intel Corp. Project Series 2022-2 (NR/A+)(a)(b)
25,715,000	5.000	09/01/2027	26,835,511
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB Series 2019B (A1/A+)
1,215,000	5.000	07/01/2025	1,260,874
City of Phoenix Civic Improvement Corp. Junior Lien Water System Revenue Refunding Bonds Series 2014B (Aa2/AAA)
11,000,000	5.000	07/01/2026	11,376,280
City of Phoenix Civic Improvement Corporation Junior Lien Airport Revenue Refunding Bonds Series 2015B (NON-AMT) (A1\A)
1,740,000	5.000	07/01/2034	1,817,863
County of Maricopa IDA RB for Banner Health (NR/AA-)(a)(b)
7,730,000	5.000	10/18/2024	7,945,725
County of Pinal IDA Correctional Facility Contract Refunding Bonds Series 2020A (BBB/NR)
3,900,000	2.000	10/01/2024	3,773,471
1,540,000	2.000	10/01/2025	1,463,490

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Arizona – (continued)
Maricopa County Industrial Development Authority RB Refunding for Legacy Traditional School Obligated Group Series 2019 A (SD CRED PROG) (Ba2/AA-)
$125,000	4.000%	07/01/2023	$ 125,318
135,000	4.000	07/01/2024	136,352
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,750,000	0.875	10/01/2026	3,325,414
Maricopa County Pollution Control Corp. RB Refunding for Public Service Co. of New Mexico Series 2010 B (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,790,000	0.875	10/01/2026	1,587,331
Maricopa County Pollution Control Revenue Refunding Bonds 2003 Series A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
10,000,000	3.000	06/01/2024	9,935,780
Pima County Sewer System Revenue Refunding Obligations Series 2022 (NR/AA)
1,500,000	5.000	07/01/2025	1,584,209
1,905,000	5.000	07/01/2026	2,053,154
2,000,000	5.000	07/01/2027	2,196,964

			182,614,684

Arkansas – 0.0%
Conway Health Facilities Board RB Refunding for Conway Regional Medical Center, Inc. Series 2019 (NR/BBB+)
400,000	5.000	08/01/2024	409,959
Fort Smith School District No. 100 GO Bonds for Arkansas Construction Series 2018 A (ETM) (ST AID WITHHLDG) (Aa2/NR)
1,510,000	3.000	02/01/2023	1,509,934

			1,919,893

California – 6.3%
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
265,000	5.000	05/01/2024	271,532
Bay Area Toll Authority RB Refunding for San Francisco Bay Area Series 2021 C (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000	3.580	04/01/2026	6,893,066
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 05/01/13 Series 2006 C-1 (Aa3/WR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
10,000,000	4.030	05/01/2023	10,002,006
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area RMKT 06/03/13 Series 2006 C-1 (Aa3/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.90%)
7,000,000	4.030	05/01/2023	7,001,404
Bay Area Toll Authority Toll Bridge Authority RB for San Francisco Bay Area Series 2001 A (NR/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000	4.380	04/01/2027	15,123,986

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Community Choice Financing Authority Clean Energy Project RB Series 2022A (NR/NR)(a)(b)
$19,150,000	4.000%	08/01/2028	$ 19,050,922
California Community College Financing Authority RB for NCCD-Orange Coast Properties LLC Series 2018 (NR/BB)
1,000,000	5.000	05/01/2023	1,003,323
535,000	5.000	05/01/2024	541,256
California Infrastructure & Economic Development Bank RB Refunding for California Academy of Sciences Series 2018 B (A2/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.35%)
32,000,000	3.480	08/01/2024	31,555,920
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 A (A3/NR)(a)(b)
20,000,000	1.200	06/01/2028	17,457,660
California Infrastructure & Economic Development Bank RB Refunding for Museum Associates Series 2021 B (A3/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000	3.830	06/01/2026	4,822,702
California Municipal Finance Authority RB for Waste Management, Inc. Series 2009 A (NR/A-/A-2) (PUTABLE)(a)(b)(c)(e)
1,800,000	1.300	02/03/2025	1,695,993
California Municipal Finance Authority RB for Waste Management, Inc. Series 2017 A (AMT) (NR/A-/A-2) (PUTABLE)(a)(b)(c)
17,860,000	0.700	12/01/2023	17,311,535
California Municipal Finance Authority RB Refunding for California Lutheran University Series 2018 (Baa1/NR)
225,000	5.000	10/01/2023	227,297
275,000	5.000	10/01/2024	281,876
275,000	5.000	10/01/2025	283,079
California Municipal Finance Authority Senior Lien RB for LAX Integrated Express Solutions LLC Project Series 2018 A (AMT) (NR/NR)
685,000	5.000	06/30/2024	696,231
1,790,000	5.000	12/31/2025	1,855,316
2,385,000	5.000	06/30/2026	2,475,069
California Municipal Finance Authority Senior Lien RB for Linxs APM Project Series 2018A (NR/NR)
4,265,000	5.000	06/30/2028	4,480,976
3,235,000	5.000	12/31/2028	3,398,549
California Pollution Control Financing Authority RB for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
2,490,000	0.600	09/01/2023	2,441,260
California Pollution Control Financing Authority Solid Waste Disposal Refunding RB for Waste Management Project Series 2015A-1 (NR/A-)
10,000,000	3.375	07/01/2025	9,765,163
California Pollution Control Financing Authority Water Furnishing RB for Poseidon Resources LP Desalination Project Series 2012 (AMT) (Baa3/NR)(e)
3,500,000	5.000	11/21/2045	3,393,111

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
California Public Finance Authority RB Refunding for Henry Mayo Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
$290,000	4.000%	10/15/2023	$ 291,225
380,000	4.000	10/15/2024	382,663
390,000	4.000	10/15/2025	394,330
415,000	4.000	10/15/2026	420,144
California State University RB Refunding Series 2016 B-2 (Aa2/AA-)(a)(b)
12,100,000	0.550	11/01/2026	10,595,412
California Statewide Communities Development Authority RB for Methodist Hospital of Southern California Obligated Group Series 2018 (NR/BBB+)
500,000	5.000	01/01/2023	500,000
California Statewide Community Development Authority Pollution Control Refunding RB 2006 Series B (NON-AMT) (A-/BBB+)
8,500,000	1.450	04/01/2028	7,267,623
Chino Public Financing Authority Tax Exempt RB Series 2019 A (NR/NR)
210,000	3.000	09/01/2023	208,196
215,000	3.000	09/01/2024	211,220
225,000	4.000	09/01/2025	227,229
Chula Vista Elementary School District GO Bonds Anticipation Notes Series 2019 (NR/AA-)(f)
2,515,000	0.000	08/01/2023	2,470,201
City of Chino Community Facilities Improvement Area Special Tax Bonds Series 2022 (NR/NR)
1,080,000	4.000	09/01/2025	1,089,922
1,285,000	5.000	09/01/2030	1,378,839
City of Los Angeles Department of Airports International Airport Series RB 2022 Series G (AMT) (Aa2/AA)
1,610,000	5.000	05/15/2025	1,672,218
City of Los Angeles Department of Airports International Airport Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000	5.000	05/15/2029	1,043,653
City of Los Angeles Department of Airports International Airport Subordinate RB 2018 Series C (Aa3/AA-)
5,000,000	5.000	05/15/2030	5,296,766
City of Los Angeles Department of Airports International Airports Senior Refunding RB 2018 Series B (AMT) (AA/Aa2)
4,340,000	5.000	05/15/2026	4,581,085
City of Los Angeles Department of Airports Senior RB Series 2015 (NON-AMT) (AA-/Aa3)
1,000,000	5.000	05/15/2028	1,054,324
City of Los Angeles Department of Airports Subordinate RB 2022 Series A (AMT) (AA-/Aa3)
7,415,000	5.000	05/15/2026	7,788,244
City of Los Angeles Department of Water and Power Water System RB 2014 Series A (Aa2/AA+)
10,000,000	5.000	07/01/2039	10,260,736
City of Ontario CA Community Facilities District No. 43 Special Tax Bonds Series 2020 (NR/NR)
170,000	4.000	09/01/2024	170,594
250,000	4.000	09/01/2026	252,158

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
City of San Francisco Infrastructure and Revitalization Financing District Tax Increment RB Series 2022A (NR/NR)(e)
$355,000	5.000%	09/01/2027	$ 368,551
Coachella Valley Water District Drinking Water System Revenue Notes Series 2022A (NR\AA+)
12,015,000	1.375	06/01/2025	11,450,991
Eastern Foothill Transportation Corridor Agency Toll Road RB Series 1995A (NR/AA+)(f)
20,915,000	0.000	01/01/2024	20,332,432
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Asset Backed Bonds Series 2015A (ST APPROP) (A+/Aa3)(b)
25,000,000	5.000	06/01/2025	26,455,895
Golden State Tobacco Securitization Settlement Corp ABS Bond Series 2021 2021B-1 (BBB+/NR)
3,530,000	1.850	06/01/2031	3,480,434
Independent Cities Finance Authority RB for City of Compton Sales Tax Series 2021 (AGM) (NR/AA)(e)
555,000	4.000	06/01/2027	572,115
Inland Empire Tobacco Securitization Authority RB Turbo Asset-Backed Bonds Series 2019 (NR/A-)
2,800,000	3.678	06/01/2038	2,611,339
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 A (NR/NR)
1,135,000	5.000	09/01/2023	1,145,007
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 B (NR/NR)
600,000	4.000	09/01/2023	600,264
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 C (NR/NR)
520,000	4.000	09/01/2023	520,229
Irvine Unified School District No. 09-1 Special Tax for Community Facilities Series 2017 D (NR/NR)
415,000	4.000	09/01/2023	415,183
Kern Community College District Facilities Improvement District No. 1 GO Bonds Series 2020 (MIG1/SP-1+)(f)
5,190,000	0.000	08/01/2023	5,099,861
Long Beach California Natural Gas Finance Authority RB Series 2007A (A-/NR)
7,000,000	5.000	11/15/2024	7,141,417
Modesto Financing Authority Domestic Project RB 2007F (NATL) (AA-/AA-)(d)
	(3M USD LIBOR + 0.63%)
7,000,000	3.820	09/01/2037	6,445,883
Northern California Gas Authority No. 1 RB for Gas Project Series 2007 B (A1/BBB+)(d)
	(3M USD LIBOR + 0.72%)
7,975,000	3.905	07/01/2027	7,854,983
Peralta Community College District GO Bonds 2022 Series B (NR/AA-)
2,720,000	5.000	08/01/2024	2,813,557
Riverside Unified School District Community Facilities District No. 32 Special Tax Series 2020 (NR/NR)
195,000	4.000	09/01/2024	195,494
205,000	4.000	09/01/2025	206,255
210,000	4.000	09/01/2026	211,742

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 1 Special Tax Refunding for Fiddyment Ranch Project Series 2017 (NR/NR)
$1,835,000	5.000%	09/01/2023	$ 1,851,657
Sacramento City Financing Authority RB Series 2007B (NATL) (AA-/WD)(d)
	(3M USD LIBOR + 0.57%)
10,000,000	3.760	06/01/2039	8,719,670
Sacramento County Financing Authority RB Series 2007B (NATL) (AA-/Aa3)(d)
	(3M USD LIBOR + 0.55%)
14,610,000	3.740	06/01/2034	13,824,343
San Diego County Regional Airport Authority Subordinate Airport RB Series 2021B (AMT) (A2/NR)
2,000,000	5.000	07/01/2027	2,122,894
San Gorgonio Memorial Healthcare District 2020 GO Refunding Bonds (NR/NR)
385,000	4.000	08/01/2023	382,552
855,000	4.000	08/01/2024	839,495
930,000	4.000	08/01/2025	905,565
1,020,000	3.000	08/01/2026	951,611
Santa Clara Valley Water District Safe Clean Water Program Revenue Certificates of Participation Series 2022B (Aa1/NR)
6,000,000	5.000	12/01/2026	6,535,592
Sierra View Local Health Care District RB Refunding for Tulare County Series 2020 (NR/NR)
260,000	4.000	07/01/2023	260,636
240,000	4.000	07/01/2024	241,986
300,000	4.000	07/01/2025	304,075
320,000	4.000	07/01/2026	326,238
State of California GO Bonds (Aa2/AA-)
11,655,000	4.000	10/01/2024	11,895,141
State of California Various Purpose GO Refunding Bonds (Aa2/AA-)
5,000,000	5.000	04/01/2025	5,266,774
20,000,000	5.000	12/01/2028	22,641,316
Transbay Joint Powers Authority Senior Tax Allocation Bonds Series 2020A (NR/NR)
1,265,000	5.000	10/01/2028	1,368,669
Washington Township Healthcare District Revenue Refunding Bonds 2020 Series A (NR/NR)
175,000	5.000	07/01/2023	176,376
200,000	5.000	07/01/2024	204,335
225,000	5.000	07/01/2025	233,113
250,000	5.000	07/01/2026	262,450

			396,822,134

Colorado – 4.3%
City of Denver Airport System Subordinate RB Series 2018A (A1/A+)
5,000,000	5.000	12/01/2024	5,157,065
2,000,000	5.000	12/01/2027	2,133,038
City of Denver Aviation Airport System RB Series 2022C (Aa3/AA-)
1,260,000	5.000	11/15/2026	1,367,772
1,215,000	5.000	11/15/2027	1,342,017
1,380,000	5.000	11/15/2028	1,551,387

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
City of Denver Aviation Airport System RB Series 2022D (Aa3/AA-)
$1,000,000	5.000%	11/15/2025	$ 1,045,801
3,750,000	5.250	11/15/2026	3,998,315
4,500,000	5.250	11/15/2027	4,846,747
6,500,000	5.500	11/15/2028	7,210,583
City of Denver RB for Department of Aviation Airport System Series 2022A (AMT) (Aa3/A+)
500,000	5.000	11/15/2024	515,283
3,585,000	5.000	11/15/2025	3,749,196
13,530,000	5.000	11/15/2026	14,304,450
Colorado Bridge Enterprise Senior RB Series 2017 (AMT) (NR/A-)
1,580,000	4.000	06/30/2025	1,597,101
Colorado Health Facilities Authority RB for AdventHealth Obligated Group Series 2019B (NR/NR)(a)(b)
1,585,000	5.000	11/19/2026	1,708,809
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-1 (Baa1/A-)
2,545,000	5.000	08/01/2025	2,646,407
2,990,000	5.000	08/01/2026	3,151,380
5,900,000	5.000	08/01/2027	6,291,583
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019A-2 (Baa1/A-)
2,575,000	5.000	08/01/2026	2,713,981
Colorado Health Facilities Authority RB for Commonspirit Health Series 2019B-2 (Baa1/A-)(a)(b)
3,700,000	5.000	08/01/2026	3,863,592
Colorado Health Facilities Authority RB for Commonspirit Health Series 2022A (Baa1/A-)
50,000	5.000	11/01/2024	51,535
125,000	5.000	11/01/2025	130,502
100,000	5.000	11/01/2026	105,744
125,000	5.000	11/01/2027	133,702
Colorado Health Facilities Authority RB for Intermountain Healthcare Series 2022C (Aa1/AA+)(a)(b)
26,500,000	5.000	08/15/2028	29,313,057
Colorado Health Facilities Authority RB Refunding for Boulder Community Health Obligated Group Series 2020 (A3/A-)
475,000	5.000	10/01/2027	507,764
Colorado Health Facilities Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-2 (Baa1/A-)
325,000	5.000	08/01/2025	337,950
Colorado Health Facilities Authority RB Series 2013A (AA+/Aa3)(b)
5,200,000	5.000	01/01/2024	5,304,488
Colorado Health Facilities Authority RB Series 2019B Series 2019B-1 (A-/BBB+)(a)(b)
31,450,000	4.891	08/01/2025	32,381,033
Colorado Health Facilities Authority Revenue Hospital Bonds for AdventHealth Obligated Group Series 2019B (NR/AA)(a)(b)
15,575,000	5.000	11/19/2026	16,497,936

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Colorado High Performance Transportation Enterprise C-470 Express Lanes RB Series 2017 (NR/NR)
$17,500,000	5.000%	12/31/2056	$ 17,045,485
Denver Colorado Health and Hospital Authority Healthcare RB Refunding Series 2017 A (NR/BBB)(e)
4,530,000	5.000	12/01/2023	4,594,906
Denver Convention Center Hotel Authority RB Refunding Series 2016 (Baa2/BBB-)
2,970,000	5.000	12/01/2024	3,013,209
Denver Health & Hospital Authority Healthcare Revenue Refunding Bonds Series 2017A (NR/BBB)(e)
4,995,000	5.000	12/01/2025	5,192,454
E-470 Public Highway Authority Colorado Revenue Refunding Bonds Series 2004 A (A2/A)(f)
20,115,000	0.000	09/01/2027	17,365,366
E-470 Public Highway Authority RB Refunding Series 2021 B (A2/A)(b)(d)
	(SOFR + 0.35%)
7,250,000	3.238	09/01/2024	7,195,377
E-470 Public Highway Authority Senior RB Series 2000 B (A/A2)(f)
9,000,000	0.000	09/01/2025	8,294,539
Regional Transportation District Tax Exempt NON-AMT Private Activity Bonds Series 2020A Taxable Private Activity Bonds Series 2020B (NR/A-)
50,000	3.000	07/15/2023	49,917
385,000	5.000	01/15/2024	391,251
325,000	5.000	01/15/2025	331,655
350,000	3.000	01/15/2026	340,486
Regional Transportation District Tax Exempt Private Activity Bonds Series 2020 (NR/NR)
250,000	5.000	07/15/2026	258,374
500,000	5.000	01/15/2027	518,506
500,000	5.000	07/15/2027	520,534
Regional Transportation District Sales Tax RB for Fastracks Project Series 2016A (Aa2/AA+)
19,445,000	5.000	11/01/2046	20,221,705
South Sloan Lake Metropolitan District LT GO Refunding & Improvement Bonds Series 2019 (AGM) (AA/NR)
150,000	5.000	12/01/2024	154,852
University of Colorado Hospital Authority Refunding RB Series 2019C (Aa2/AA)(a)(b)
5,000,000	5.000	11/15/2024	5,124,584
University of Colorado Regents Enterprise Refunding RB Series 2021C3A (NR/AA+) (PUTABLE)(a)(b)(c)
4,225,000	2.000	10/15/2025	4,100,339
University of Colorado Regents Enterprise Refunding RB Series 2021C3B (NR/AA+) (PUTABLE)(a)(b)(c)
5,000,000	2.000	10/15/2026	4,792,191
University of Colorado Regents Enterprise Revenue & Refunding RB Series 2019C (NR/AA+) (PUTABLE)(a)(b)(c)
15,705,000	2.000	10/15/2024	15,349,750

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Colorado – (continued)
Vauxmont Metropolitan District Senior LT GO & Special Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
$195,000	5.000%	12/01/2023	$ 198,092
200,000	5.000	12/01/2024	207,222
180,000	5.000	12/01/2025	190,176

			269,409,188

Connecticut – 2.3%
City of Bridgeport GO Bonds 2014 Series A (AGM) (A3/AA)
2,485,000	5.000	07/01/2025	2,563,345
City of New Haven GO Bonds Series 2018 A (NR/BBB+)
1,000,000	5.000	08/01/2023	1,010,090
945,000	5.000	08/01/2024	971,018
600,000	5.000	08/01/2025	626,774
City of New Haven GO Refunding Bonds Series B (Baa1/AA)
1,350,000	5.000	02/01/2024	1,376,519
1,400,000	5.000	02/01/2026	1,481,603
City of West Haven GO Bonds 2017 Series A (BBB/NR)
400,000	5.000	11/01/2023	406,101
Connecticut State GO Bonds Series 2013 A (Aa3/A+)
5,355,000	5.000	10/15/2023	5,441,717
Connecticut State Health & Educational Facilities Authority RB Refunding for The University of Hartford Series 2019 (NR/BBB-)
415,000	5.000	07/01/2023	415,748
375,000	5.000	07/01/2024	377,643
Connecticut State Health & Educational Facilities Authority RB Refunding for Yale University Series 2015 A (Aaa/AAA) (PUTABLE)(a)(b)(c)
47,125,000	0.367	07/12/2024	44,732,478
State of Connecticut GO Bonds 2014 Series A (Aa3/AA-)
5,380,000	5.000	03/01/2030	5,518,450
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
7,500,000	4.000	03/15/2034	7,642,512
State of Connecticut Health & Educational Facilities Authority RB for Hartford Healthcare Series 2020B (WR/A)(a)(b)
7,035,000	5.000	01/01/2027	7,469,095
State of Connecticut Health & Educational Facilities Authority RB Series B (AA-/AA-)(a)(b)
15,245,000	1.800	07/01/2024	14,754,155
State of Connecticut Health and Educational Facilities Authority for Yale University Issue RB Series U-2 (Aaa/WR\AAA) (PUTABLE)(a)(b)(c)
21,750,000	1.100	02/11/2025	20,567,596
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure 2013 Series A (AA-/Aa3)
1,035,000	5.000	10/01/2029	1,051,463
State of Connecticut Special Tax Obligation Bonds for Transportation Infrastructure Purposes 2022 Series A (Aa3/AA)
2,965,000	5.000	07/01/2024	3,062,901
1,950,000	5.000	07/01/2025	2,060,922
2,415,000	5.000	07/01/2026	2,607,005
1,500,000	5.000	07/01/2027	1,647,723

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Special Tax Obligation Refunding Bonds for Transportation Infrastructure Purposes 2022 Series B (Aa3/AA)
$11,345,000	5.000%	01/01/2024	$ 11,586,389
2,535,000	5.000	07/01/2024	2,618,703
2,910,000	5.000	07/01/2025	3,075,530
1,750,000	5.000	07/01/2026	1,889,134
2,150,000	5.000	07/01/2027	2,361,736
Town of Hamden GO Refunding Bonds Series 2013 (AGM) (Baa3/AA)
500,000	5.000	08/15/2023	505,554

			147,821,904

Delaware – 0.6%
Delaware Economic Development Authority Gas Facilities RB Refunding for Delmarva Power & Light Co. Project Series 2020 (A2/A) (PUTABLE)(a)(b)(c)
5,425,000	1.050	07/01/2025	5,135,750
Delaware Health Facilities Authority RB for Beebee Medical Center Project Series 2018 (NR/BBB)
475,000	5.000	06/01/2023	477,766
305,000	5.000	06/01/2024	311,563
Delaware State Economic Development Authority RB Refunding for NRG Energy, Inc. Series 2020 A (NR/BBB-)(a)(b)
14,650,000	1.250	10/01/2025	13,578,036
State of Delaware GO Bonds Series 2021 (Aaa/AAA)
14,880,000	5.000	02/01/2025	15,603,666
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)(g)
1,030,000	0.000	03/15/2049	57,082

			35,163,863

District of Columbia – 1.4%
District of Columbia Housing Finance Agency Collateralized Multifamily Housing RB for Paxton Project Series 2022 (NR/NR)(a)(b)
3,750,000	4.000	09/01/2025	3,794,410
District of Columbia RB for KIPP DC Obligated Group Series 2019 (NR/BBB+)
200,000	5.000	07/01/2023	201,086
District of Columbia RB Refunding for National Public Radio, Inc. Series 2020 (A2/A+)
735,000	1.817	04/01/2025	685,252
800,000	2.136	04/01/2026	732,310
District of Columbia Water & Sewer Authority RB Refunding Subordinate Lien Series 2019 C (Aa2/AA+)(a)(b)
6,840,000	1.750	10/01/2024	6,610,799
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000	5.000	10/01/2028	5,836,659
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2017A (AMT) (AA-/Aa3)
9,155,000	5.000	10/01/2024	9,397,970
19,185,000	5.000	10/01/2029	20,300,679

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
$5,000,000	5.000%	10/01/2026	$ 5,277,776
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds Series 2022A (AMT) (NR/Aa3)
875,000	5.000	10/01/2023	883,935
1,050,000	5.000	10/01/2024	1,077,866
760,000	5.000	10/01/2025	793,194
1,100,000	5.000	10/01/2026	1,161,111
2,395,000	5.000	10/01/2027	2,549,402
Metropolitan Washington Airports Authority Dulles Toll Road RB 3rd Senior Lien Series 2009C (AA-/Baa1)(b)
19,985,000	6.500	10/01/2026	22,643,105
Washington Metropolitan Airports Authority Airport System Revenue Refunding Bonds Series 2014A (AMT) (Aa3/AA-)
4,500,000	5.000	10/01/2028	4,604,037

			86,549,591

Florida – 3.0%
Aberdeen Community Development District Special Assessment Refunding Series 2020 A-1 (AGM) (NR/AA)
900,000	5.000	05/01/2023	904,452
945,000	5.000	05/01/2024	965,943
990,000	5.000	05/01/2025	1,026,230
1,045,000	5.000	05/01/2026	1,100,054
1,095,000	5.000	05/01/2027	1,164,038
1,155,000	5.000	05/01/2028	1,240,558
1,195,000	2.375	05/01/2029	1,087,647
1,225,000	2.625	05/01/2030	1,105,374
Anthem Park Community Development District Special Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
350,000	2.500	05/01/2023	348,609
Arborwood Community Development District RB Capital Improvement Refunding Senior Lien Series 2018 A-1 (AGM) (NR/AA)
1,150,000	2.500	05/01/2023	1,145,581
Bannon Lakes Community Development District Special Assessment RB for St. Johns County Series 2016 (NR/NR)
165,000	4.500	11/01/2025	164,794
Bartram Park Community Development District Special Assessment RB Refunding for City of Jacksonville Florida Senior Lien Series 2015 A-1 (NR/A-)
455,000	3.250	05/01/2023	454,824
Beach Road Golf Estates Community Development District Special Assessment Series 2015 (NR/NR)
2,500,000	4.700	11/01/2029	2,494,176
Bexley Community Development District Special Assessment RB for Pasco County Series 2016 (NR/NR)
400,000	4.100	05/01/2026	394,135
Bonterra Community Development District Special Assessment Bonds Senior Series 2017 A-1 (NR/A-)
190,000	2.500	05/01/2023	189,435

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Brookstone Community Development District Special Assessment RB for Manatee County Series 2018 (NR/NR)(e)
$105,000	3.875%	11/01/2023	$ 104,308
Broward County School Board Certificates of Participation Series 2015A (Aa3/A+)
12,915,000	5.000	07/01/2025	13,598,517
Cape Coral Florida Water & Sewer Revenue Special Assessment Refunding Various Areas Series 2017 (AGM) (A2/AA)
975,000	2.250	09/01/2023	969,317
Caribe Palm Community Development District Special Assessment Refunding Series 2017 (NR/A-)
87,000	3.500	05/01/2023	87,084
40,000	4.000	05/01/2024	40,450
Carlton Lakes Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)
150,000	4.000	05/01/2024	149,143
Centre Lake Community Development District Special Assessment Bonds Series 2021 (NR/NR) (NR/NR)
210,000	2.750	05/01/2023	208,739
Century Gardens at Tamiami Community Development District Special Assessment Bonds Series 2018 (NR/BBB)
105,000	3.000	11/01/2023	104,517
105,000	3.500	11/01/2024	103,564
Century Parc Community Development District Special Assessment Refunding Bonds for Miami Dade County Series 2012 (NR/A)
25,000	4.000	11/01/2023	25,018
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles Undergrounding Project Series 2022 (NR\NR)(e)
165,000	5.000	07/01/2023	165,866
175,000	5.000	07/01/2024	177,054
180,000	5.000	07/01/2025	182,904
190,000	5.000	07/01/2026	193,037
200,000	5.000	07/01/2027	203,293
210,000	5.000	07/01/2028	213,424
City of Orlando Community Redevelopment Agency Tax Increment Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000	5.000	04/01/2025	1,766,173
City of Pompano Beach RB Refunding for John Knox Village of Florida, Inc. Obligated Group Series 2020 (NR/NR)
670,000	3.250	09/01/2023	664,216
1,380,000	3.250	09/01/2024	1,349,664
Cityplace Community Development District Special Assessment Revenue Refunding Bonds Series 2012 (NR/NR)
2,350,000	5.000	05/01/2026	2,423,274
Copper Creek Community Development District Special Assessment Bonds for City of Port St. Lucie Series 2019 (NR/NR)(e)
90,000	3.875	11/01/2024	88,574
Copper Oaks Community Development District Special Assesstment Refunding and Improvement Bonds Series 2021 (NR/NR)
172,000	3.000	05/01/2023	171,103
100,000	3.000	05/01/2024	97,756
183,000	3.000	05/01/2025	175,840

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Cordoba Ranch Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
$150,000	3.000%	05/01/2023	$ 149,218
325,000	3.000	05/01/2024	317,706
150,000	3.000	05/01/2025	144,131
315,000	3.000	05/01/2026	297,647
Country Greens Community Development District Special Assessment RB Refunding Senior Lien Series 2016 A-1 (NR/A+)
160,000	3.000	05/01/2024	159,248
County of Broward RB for Airport System Series 2019 A (AMT) (A1/A)
625,000	5.000	10/01/2023	631,612
945,000	5.000	10/01/2024	970,887
County of Broward RB Refunding for Airport System Series 2019 B (AMT) (A1/A)
215,000	5.000	10/01/2023	217,274
355,000	5.000	10/01/2024	364,725
Cypress Shadows Community Development District Capital Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000	4.000	11/01/2024	33,786
37,000	4.000	11/01/2026	36,343
Duval County School Board Certificates of Participation Series 2022A (NR/AA)
2,750,000	5.000	07/01/2025	2,892,150
3,185,000	5.000	07/01/2026	3,415,096
5,105,000	5.000	07/01/2027	5,567,072
Enclave at Black Point Marina Community Development District Special Assessment Refunding & Improvement Series 2017 (NR/BBB)
130,000	3.000	05/01/2023	129,804
Escambia County International Paper Company Environmental Improvement Revenue Refunding Bonds Series 2019B (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	408,960
Fiddlers Creek Community Development District No. 2 Special Assessment Refunding Series 2019 (NR/NR)
2,620,000	4.250	05/01/2029	2,574,588
Fishhawk Ranch Community Development District Special Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
265,000	2.000	11/01/2023	261,116
270,000	2.000	11/01/2024	259,725
275,000	2.000	11/01/2025	259,790
280,000	2.000	11/01/2026	259,102
290,000	2.000	11/01/2027	262,413
295,000	2.000	11/01/2028	260,882
300,000	2.000	11/01/2029	260,587
305,000	2.125	11/01/2030	256,497
Florida Development Finance Corp. RB for Imagine School at Broward Series 2019 A (Baa3/NR)(e)
185,000	2.625	12/15/2024	179,604
Florida Development Finance Corp. RB Refunding for Nova Southeastern University, Inc. Series 2020 A (Baa1/A-)
200,000	5.000	04/01/2025	206,907

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special Assessment RB Refunding Series 2016 (NR/BBB+)
$245,000	2.500%	05/01/2023	$ 244,310
245,000	2.500	05/01/2024	241,838
255,000	2.750	05/01/2025	247,285
260,000	3.000	05/01/2026	250,987
Hawks Point Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)(e)
250,000	3.500	05/01/2023	250,192
Heritage Isle at Viera Community Development District Special Assessment Refunding Series 2017 (AGM) (NR/AA)
205,000	4.000	05/01/2023	205,512
Herons Glen Recreation District Special Assessment Refunding Bonds Series 2020 (BAM) (NR/AA)
230,000	2.500	05/01/2023	228,790
200,000	2.500	05/01/2024	196,936
175,000	2.500	05/01/2025	170,763
200,000	2.500	05/01/2026	193,700
Highlands Community Development District Special Assessment Refunding Series 2016 (NR/BBB)
305,000	2.500	05/01/2023	304,053
315,000	2.750	05/01/2024	311,904
320,000	3.000	05/01/2025	309,970
Hillsborough County Aviation Authority Revenue Refunding Bonds Series 2015-A (AA-/Aa3)(b)
12,165,000	5.000	10/01/2024	12,489,932
Homestead 50 Community Development District Special Assessment Refunding Bonds Series 2021 (NR/NR)
123,000	3.000	05/01/2023	122,359
130,000	3.000	05/01/2024	127,083
132,000	3.000	05/01/2025	126,835
139,000	3.000	05/01/2026	131,342
Lake Frances Community Development District Special Assessment Refunding Series 2018 (NR/BBB-)
82,000	3.000	05/01/2023	81,916
81,000	3.000	05/01/2024	80,453
84,000	3.000	05/01/2025	81,633
Lakeshore Ranch Community Development District Senior Special Assessment Refunding Series 2019 A-1 (NR/A)
270,000	3.000	05/01/2023	269,462
355,000	3.000	05/01/2024	352,604
Lakewood Ranch Stewardship District Special Assessment RB Refunding for Country Club East Project Series 2020 (AGM) (NR/AA)
460,000	5.000	05/01/2023	462,530
485,000	5.000	05/01/2024	495,432
335,000	5.000	05/01/2025	347,107
355,000	4.500	05/01/2026	365,113
Lee County Moody River Estates Community Development District Special Assessment Refunding Senior Series 2017 A-1 (NR/A-)
305,000	3.500	05/01/2023	305,185
320,000	3.500	05/01/2024	321,046

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Miami Dade County Avaiation Revenue Refunding Bonds Series 2016A (NON-AMT) (NR/A)
$1,285,000	5.000%	10/01/2026	$ 1,384,492
Miami Dade County Avaiation Revenue Refunding Bonds Series 2017B (AMT) (NR/A)
11,760,000	5.000	10/01/2040	11,949,710
Miami Dade County Educational Facility Authority RB for University of Miami (A2/A-)
10,995,000	5.250	04/01/2027	11,878,359
Miami Dade County Expressway Authority Toll System Revenue and Refunding RB Series 2014B (A3\A)
1,835,000	5.000	07/01/2030	1,876,382
Miami-Dade County Aviation Revenue Refunding Bonds Series 2014A (AMT) (A-/A2)
20,000,000	5.000	10/01/2035	20,127,458
New River Community Development District Special Assessment Refunding Senior Lien Series 2020 A-1 (NR/BBB)(e)
115,000	3.500	05/01/2023	114,836
120,000	3.500	05/01/2024	119,330
125,000	3.500	05/01/2025	122,265
Oak Creek Community Development District Special Assessment Refunding Bonds Series 2015 A-1 (NR/A+)
185,000	3.750	05/01/2024	185,435
Osceola County Transportation Improvement & Refunding RB Series 2019A-1 (BBB+/BBB-)
640,000	5.000	10/01/2023	644,769
780,000	5.000	10/01/2024	791,586
275,000	5.000	10/01/2025	280,637
Palm Beach County Health Facilities Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 C (NR/NR)
1,105,000	4.000	05/15/2026	1,060,882
Palm Glades Community Development District Senior Special Assessment Bonds Series 2018A-1 (A/NR)
205,000	3.000	11/01/2023	204,551
210,000	3.000	11/01/2024	207,202
Parkway Center Community Development District Special Assessment Bonds Series 2018-2 (A-/NR)
90,000	3.500	05/01/2023	89,927
90,000	3.500	05/01/2024	89,854
Parkway Center Community Development District Special Assessment Refunding Bonds Series 2018-1 (BBB/NR)
235,000	3.500	05/01/2023	234,596
245,000	3.500	05/01/2024	243,663
255,000	3.500	05/01/2025	250,861
Paseo Community Development District Capital Improvement Revenue Refunding Bonds Series 2018 (A-/NR)
425,000	4.000	05/01/2023	425,318
Pine Ridge Plantation Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021A-1 (AGM) (AA/NR)
500,000	3.000	05/01/2024	496,501
515,000	2.000	05/01/2025	491,068
520,000	2.000	05/01/2026	486,685
535,000	2.000	05/01/2027	489,030

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Polk County School Board Refunding Certificates of Participation Series 2019B (NR/NR)
$200,000	5.000%	01/01/2025	$ 207,901
Reunion East Community Development District Special Assessment Refunding Bonds for Osceola County Series 2015A (NR/NR)
1,935,000	5.000	05/01/2025	1,968,742
Reunion West Community Development District Special Assessment Refunding Bonds Series 2022 (NR\NR)
195,000	3.000	05/01/2023	193,986
225,000	3.000	05/01/2024	220,045
225,000	3.000	05/01/2025	216,196
285,000	3.000	05/01/2026	269,300
390,000	3.000	05/01/2027	362,482
River Bend Community Development District Senior Special Assessment Revenue Refunding Bonds Series 2016A-1 (A-/NR)
395,000	2.500	05/01/2023	394,053
405,000	2.500	05/01/2024	400,909
415,000	2.750	05/01/2025	403,237
425,000	3.000	05/01/2026	411,943
River Glen Community Development District Capital Improvement Revenue & Refunding Bonds Series 2021 (BBB+/NR)
132,000	2.500	05/01/2023	131,163
136,000	2.500	05/01/2024	133,195
139,000	2.500	05/01/2025	133,885
143,000	2.500	05/01/2026	134,964
146,000	2.500	05/01/2027	135,482
148,000	2.500	05/01/2028	134,972
157,000	2.500	05/01/2030	136,699
River Hall Community Development District Special Assessment Refunding Bonds Series 2021 A-1 (NR/NR)
175,000	3.000	05/01/2023	174,088
235,000	3.000	05/01/2024	229,726
180,000	3.000	05/01/2025	172,957
225,000	3.000	05/01/2026	212,605
Sandmine Road Community Development District Special Assessment Bonds for Polk County Series 2020 (NR/NR)(e)
230,000	2.625	05/01/2025	218,301
Sarasota National Community Development District Special Assessment Refunding Bonds Series 2020 (NR/NR)
395,000	3.000	05/01/2023	392,941
380,000	3.000	05/01/2024	371,473
240,000	3.000	05/01/2025	230,609
South Village Community Development District Capital Improvement Revenue & Refunding Bonds Series 2016A-1 (A/NR)
95,000	2.375	05/01/2023	94,591
95,000	2.500	05/01/2024	93,725
100,000	2.750	05/01/2025	98,186
95,000	3.000	05/01/2026	93,016
South Village Community Development District Capital Improvement Revenue Refunding Bonds Series 2016A-2 (NR/NR)
190,000	4.350	05/01/2026	188,665

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Spencer Creek Community Development District Special Assessment RB for Hillsborough County Series 2019 (NR/NR)
$145,000	3.750%	05/01/2024	$ 143,125
State of Florida Department of Transportation Right of Way Acquisition & Bridge Construction Refunding Bonds Series 2021B (Aaa/AAA)
10,665,000	5.000	07/01/2025	11,276,950
Summerville Community Development District Special Assessment Refunding Series 2020 (NR/NR)
118,000	3.000	05/01/2024	115,352
121,000	3.000	05/01/2025	116,265
725,000	3.500	05/01/2031	643,053
Tampa Bay Water Utility System Refunding RB Series 2015A (AA+/Aa1)
12,050,000	4.000	10/01/2028	12,410,934
4,225,000	4.000	10/01/2029	4,350,782
Tapestry Community Development District Special Assessment RB for City of Kissimmee Series 2016 (NR/NR)
360,000	4.250	05/01/2026	356,371
Tolomato Community Development District Special Assessment Refunding Bonds Series 2018A-1 (AGM) (AA/NR)
1,030,000	2.500	05/01/2023	1,025,839
Tolomato Community Development District Special Assessment Refunding Bonds Series 2022A (NR\AA)
765,000	3.000	05/01/2025	763,856
1,605,000	3.000	05/01/2027	1,597,864
Touchstone Community Development District Senior Special Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000	4.500	05/01/2026	107,726
115,000	4.500	05/01/2028	118,878
120,000	4.500	05/01/2029	124,482
Trails at Monterey Community Development District Special Assessment Refunding Bonds Series 2012 (A-/NR)
125,000	4.000	05/01/2023	125,055
135,000	4.125	05/01/2024	135,117
140,000	4.150	05/01/2025	140,111
145,000	4.250	05/01/2026	145,125
Ventana Community Development District Special Assessment RB for Hillsborough County Series 2018 (NR/NR)(e)
140,000	4.000	05/01/2024	139,201
Verandah East Community Development District Special Assessment Revenue Refunding Improvement Bonds for Lee County Series 2016 (NR/NR)
1,995,000	3.750	05/01/2026	1,930,549
Verano Community Development District Senior Special Assessment Refunding Bonds Series 2017A-1 (BBB/NR)(e)
335,000	3.100	05/01/2023	334,526
Viera East Community Development District Special Revenue Assessment Bonds Series 2020 (AGM) (AA/NR)
475,000	2.000	05/01/2023	470,925
490,000	2.000	05/01/2024	479,602
500,000	2.000	05/01/2025	472,839
795,000	2.000	05/01/2026	735,883

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Florida – (continued)
Villa Portofino West Community District Special Assessment Refunding Series 2020 (NR/NR)
$165,000	3.000%	05/01/2023	$ 164,140
171,000	3.000	05/01/2024	167,163
177,000	3.000	05/01/2025	170,074
973,000	3.500	05/01/2030	877,243
Village Community Development District No. 6 Special Assessment RB Refunding Series 2017 (NR/NR)
350,000	4.000	05/01/2023	350,647
365,000	4.000	05/01/2024	367,688
295,000	4.000	05/01/2025	299,762
Village Community Development District Special Assessment Revenue Refunding Bonds Series 2020 (AGM) (AA/NR)
1,230,000	5.000	05/01/2023	1,236,204
1,290,000	5.000	05/01/2024	1,319,506
1,355,000	5.000	05/01/2025	1,414,151
1,430,000	5.000	05/01/2026	1,517,378
Vizcaya Community Development District Special Assessment Bonds Series 2016 (BBB-/NR)
215,000	2.500	11/01/2023	213,093
Volusia County School Board Certificates of Participation Series 2019 (NR/NR)
100,000	5.000	08/01/2023	101,055
Watergrass Community Development District Special Assessment Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
470,000	2.000	05/01/2026	428,478
Waterset Central Community Development District Special Assessment Bonds for Hillsborough County Series 2018 (NR/NR)(e)
185,000	4.000	11/01/2024	183,413
Winding Cypress Community Development District Special Assessment Bonds for Collier County Series 2015 (NR/NR)
250,000	4.375	11/01/2025	248,731

			187,266,397

Georgia – 3.2%
Burke County Development Authority Pollution Control RB (BBB+/A-) (PUTABLE)(a)(b)(c)
2,115,000	2.250	05/25/2023	2,103,170
Burke County Development Authority Pollution Control RB Fifth Series 1994 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,910,000	2.150	06/13/2024	4,792,378
Burke County Development Authority Pollution Control RB for Oglethorpe Power Corp. Series 2013 A (Baa1/BBB+) (PUTABLE)(a)(b)(c)
2,000,000	1.500	02/03/2025	1,889,799
Burke County Development Authority Pollution Control RB Second Series 2008 (BBB+/A-) (PUTABLE)(a)(b)(c)
4,700,000	2.925	03/12/2024	4,646,787
Burke County Development Authority Pollution Control RB Series 2017F (A-/BBB)(a)(b)
9,150,000	3.000	02/01/2023	9,146,759

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
City of Atlanta GO Public Improvement Bonds Series 2022A-1 (Aa1/NR)
$835,000	5.000%	12/01/2024	$ 871,315
545,000	5.000	12/01/2025	581,934
1,000,000	5.000	12/01/2026	1,088,795
525,000	5.000	12/01/2027	582,645
City of Atlanta GO Public Improvement Bonds Series 2022A-2 (Aa1/NR)
2,245,000	5.000	12/01/2024	2,342,637
1,105,000	5.000	12/01/2025	1,179,884
1,100,000	5.000	12/01/2026	1,196,820
2,375,000	5.000	12/01/2027	2,634,621
City of Atlanta Tax Allocation Refunding Bonds for Atlantic Station Project Series 2017 (A3/BBB)
500,000	5.000	12/01/2023	508,063
Cobb County Kennestone Hospital Authority RB Refunding for WellStar Health System Obligated Group Series 2021 (A2/A+)
950,000	5.000	04/01/2025	986,561
Development Authority of Bartow County Pollution Control RB 1st Series 2009 (BBB+/NR) (PUTABLE)(a)(b)(c)
2,100,000	2.750	03/15/2023	2,095,874
Development Authority of Bartow County Pollution Control RB for Georgia Power Company Plant Bowen Project First Series 2013 (NR/BBB+) (PUTABLE)(a)(b)(c)
6,000,000	2.875	08/19/2025	5,865,848
Development Authority of Burke County Pollution Control RB for Georgia Power Company Plant Vogtle Project First Series 2012 (NR/BBB+) (PUTABLE)(a)(b)(c)
4,850,000	2.875	08/19/2025	4,785,661
Main Street Natural Gas Gas Supply RB Series 2019B (NR/NR)(a)(b)
19,350,000	4.000	12/02/2024	19,350,592
Main Street Natural Gas Gas Supply RB Series 2021A (NR/NR)(a)(b)
6,495,000	4.000	09/01/2027	6,441,823
Main Street Natural Gas Gas Supply RB Sub-Series 2018A (NR/NR)(a)(b)
43,000,000	4.000	09/01/2023	42,986,438
Main Street Natural Gas Inc. Gas Supply RB Series 2019A (NR/NR)
2,500,000	5.000	05/15/2025	2,550,885
3,000,000	5.000	05/15/2026	3,085,565
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A (A3/NR)
1,500,000	5.000	05/15/2023	1,504,395
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A (A3\NR)
1,000,000	4.000	12/01/2023	1,000,223
1,500,000	4.000	12/01/2025	1,503,386
2,185,000	4.000	12/01/2026	2,183,719
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C (NR\BBB-)(e)
2,800,000	4.000	11/01/2024	2,761,608
1,705,000	4.000	11/01/2025	1,661,281
3,665,000	4.000	11/01/2026	3,519,518
3,810,000	4.000	11/01/2027	3,597,981

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Georgia – (continued)
Medical Center Hospital Authority Revenue Anticipation Certificates for Piedmont Healthcare Project Series 2019A (A1/AA-)(a)(b)
$14,775,000	5.000%	07/01/2026	$ 15,527,884
Mercer University RB Project Series 2021 (NR/NR)
625,000	5.000	10/01/2026	666,971
Monroe County Development Authority Pollution Control RB First Series 2009 (BBB+/A-2/A-) (PUTABLE)(a)(b)(c)
2,275,000	1.000	08/21/2026	2,032,622
Municipal Electric Authority of Georgia RB Refunding for Combined Cycle Project Series 2020 A (A1/A-)
800,000	5.000	11/01/2026	853,648
Municipal Electric Authority RB Refunding Series 2019 A (A2/A-)
900,000	5.000	01/01/2023	900,000
Savanah Economic Development Authority Recovery Zone Facility Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	408,960
Savannah Economic Development Authority Pollution Control RB Refunding for International Paper Company Series 2019 B (Baa2/BBB)
6,090,000	1.900	08/01/2024	5,879,305
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
20,000,000	5.000	07/01/2024	20,669,286
17,500,000	5.000	07/01/2025	18,521,519

			204,907,160

Guam – 0.1%
A.B. Won Pat International Airport Authority Taxable Refunding RB General Series 2019 B (ETM) (Baa2/BB)
2,000,000	3.319	10/01/2025	1,910,353
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2019 B (Baa2/NR)
1,100,000	3.133	10/01/2024	1,055,975
Antonio B Won Pat International Airport Authority Taxable RB Refunding Series 2021 A (Baa2/NR)
1,120,000	2.499	10/01/2025	1,036,311
1,650,000	2.899	10/01/2027	1,457,896
Guam Waterworks Authority RB Refunding for Water & Wastewater System Series 2017 (Baa2/A-)
500,000	5.000	07/01/2023	501,335
400,000	5.000	07/01/2024	403,969
Port Authority of Guam Private Activity RB Series 2018 B (AMT) (Baa2/A)
500,000	5.000	07/01/2023	502,472

			6,868,311

Hawaii – 0.4%
City of Honolulu GO Bonds Series A (Aa1/NR)
10,575,000	4.000	10/01/2034	10,781,421
State of Hawaii Airports System Revenue COPS Series 2013 (AMT) (A2/A)
3,065,000	5.000	08/01/2023	3,094,002

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii Department of Budget and Finance Special Purpose RB Refunding Series 2017A (NR/NR)
$10,735,000	3.100%	05/01/2026	$ 10,481,629

			24,357,052

Illinois – 9.3%
Board of Trustee of Northern Illinois University Auxiliary Facilities System RB Series 2021 (BAM) (Ba2/AA)
325,000	5.000	10/01/2025	340,151
250,000	5.000	10/01/2026	264,159
325,000	5.000	10/01/2027	346,684
325,000	5.000	10/01/2028	349,878
Carol Stream Park District GO Refunding Park Bonds Series 2016 (BAM) (NR/AA)(b)
6,155,000	5.000	01/01/2037	6,500,802
Champaign County Community Unit School District No. 4 Champaign GO Bonds Series 2020 A (NR/AA)(f)
100,000	0.000	01/01/2023	100,000
385,000	0.000	01/01/2024	371,909
480,000	0.000	01/01/2025	448,538
Champaign County Community Unit School District No. 4 Champaign GO Refunding Bonds Series 2020 B (NR/AA)
550,000	5.000	01/01/2023	550,000
Chicago Illinois Board of Education GO Bonds Capital Appreciation for School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
540,000	0.000	12/01/2026	462,995
4,865,000	0.000	12/01/2027	3,993,571
460,000	0.000	12/01/2029	344,877
Chicago Illinois Board of Education GO Bonds Series 1999 A (NATL) (Baa2/BB)(f)
9,285,000	0.000	12/01/2024	8,625,778
Chicago Illinois Board of Education Unlimited Tax GO Bonds for Capital Appreciation Boards School Reform Series 1998 B-1 (NATL) (Baa2/BB)(f)
550,000	0.000	12/01/2025	491,616
Chicago Illinois Board of Education Unlimited Tax GO Refunding Bonds for Dedicated Revenues Series 2018 A (AGM) (NR/AA)
5,000,000	5.000	12/01/2023	5,074,785
7,675,000	5.000	12/01/2024	7,824,776
3,515,000	5.000	12/01/2026	3,656,950
Chicago Illinois Capital Appreciation GO Refunding Bonds and Project Series 2009 C (Ba1/BBB+)(f)
4,645,000	0.000	01/01/2023	4,645,000
Chicago Illinois Emergency Telephone System GO Refunding Bonds Series 1999 (NATL) (Baa2/BBB+)
3,560,000	5.500	01/01/2023	3,560,000
Chicago Illinois GO Bonds Project and Refunding RMKT 05/29/15 Series 2003 B (Ba1/WR/BBB+)
4,995,000	5.000	01/01/2023	4,995,000
Chicago Illinois Midway Airport RB Refunding Second Lien Series 2014 B (A3/A-)
5,055,000	5.000	01/01/2027	5,135,376

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Chicago O’Hare International Airport Customer Facility Charge RB Series 2013 (Baa1/BBB)
$1,025,000	5.750%		01/01/2038	$ 1,029,608
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 A (A2/A)
1,195,000	5.000		01/01/2026	1,201,833
Chicago O’Hare International Airport Passenger Facility Charge RB Refunding Series 2012 B (AMT) (A2/A)
5,000,000	5.000		01/01/2026	5,028,588
2,980,000	4.000		01/01/2027	2,980,386
5,790,000	5.000		01/01/2030	5,794,990
Chicago O’Hare International Airport RB Refunding Series 2015 A (AMT) (NR/A)
11,000,000	5.000		01/01/2031	11,236,152
Chicago Park District GO Refunding Bonds Series 2020 F-2 (NR/AA-)
350,000	5.000		01/01/2025	359,858
475,000	5.000		01/01/2026	496,993
City of Chicago Board of Education Capital Appreciation Bonds for School Reform Series 1998B-1 (Ba2/BB)(f)
685,000	0.000		12/01/2028	537,531
City of Chicago Board of Education GO Bonds Series 1999 A (Ba2/BB)
5,000,000	5.500		12/01/2026	5,160,581
1,755,000	0.000	(f)	12/01/2030	1,253,703
City of Chicago Board of Education UT GO Refunding Bonds Series 2018A (NR/AA)
2,500,000	5.000		12/01/2029	2,633,911
City of Chicago Board of Education UT GO Refunding Bonds Series 2018C (NR/AA)
5,000,000	5.000		12/01/2027	5,240,623
6,535,000	5.000		12/01/2029	6,885,044
1,000,000	5.000		12/01/2030	1,050,572
City of Chicago Capital Improvement GO Bonds Series 1999 (Baa3/BBB+)(f)
5,000,000	0.000		01/01/2024	4,811,683
City of Chicago GO Bonds Project & Refunding Series 2014A (Baa3/BBB+)
10,000,000	5.000		01/01/2036	9,908,698
City of Chicago GO Bonds Refunding Series 2019A (NR/BBB+)
3,760,000	5.000		01/01/2028	3,916,068
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000	5.000		01/01/2027	3,549,488
5,245,000	5.000		01/01/2028	5,462,706
City of Chicago GO Bonds Series 2021A (BBB+/BBB-)
600,000	5.000		01/01/2024	606,395
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)(h)
1,000,000	5.000		01/01/2029	1,047,500
City of Chicago GO Refunding Bonds Series 2016 C (NR/BBB+)
10,040,000	5.000		01/01/2023	10,040,000
City of Chicago GO Refunding Bonds Series B (Ba1\BBB+)
23,000,000	5.765		01/01/2028	22,609,531
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014A (A3/A-)
15,030,000	5.000		01/01/2029	15,172,340
1,000,000	5.000		01/01/2031	1,006,437

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Midway Airport Second Lien Revenue Refunding Bonds Series 2014B (A3/A-)
$5,000,000	5.000%	01/01/2035	$ 5,039,509
City of Chicago O’Hare International Airport General Airport Senior Lien RB Series 2013D (NON-AMT) (A2/A+)(b)
4,775,000	5.000	01/01/2023	4,775,000
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (AMT) (NR/A+)
7,000,000	5.000	01/01/2029	7,164,251
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
4,760,000	5.000	01/01/2024	4,824,843
5,000,000	5.000	01/01/2027	5,133,749
12,045,000	5.000	01/01/2032	12,294,466
City of Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds Series 2022C (AMT) (NR/A+)
2,000,000	5.000	01/01/2024	2,027,245
3,500,000	5.000	01/01/2026	3,644,833
City of Chicago Special Assessment Improvement Bonds Refunding Series 2022 (NR\NR)(e)
282,000	1.990	12/01/2023	275,404
319,000	2.270	12/01/2024	304,893
336,000	2.530	12/01/2025	314,831
305,000	2.690	12/01/2026	280,564
255,000	2.870	12/01/2027	230,916
City of Joliet Waterworks and Sewerage Senior Lien RB Anticipation Notes Series 2022 (NR/NR)
16,750,000	5.000	01/01/2024	16,950,424
8,245,000	5.000	01/01/2025	8,494,862
Cook County GO Refunding Bonds Series 2022A (A2/A+)
5,000,000	5.000	11/15/2024	5,161,073
Cook County Sales Tax RB Refunding Series 2022A (NR/AA-)
650,000	5.000	11/15/2024	674,408
590,000	5.000	11/15/2026	634,395
Cook County Sales Tax RB Refunding Series 2022B (NR/AA-)
550,000	5.000	11/15/2024	570,653
360,000	5.000	11/15/2026	387,088
Cook County Township High School GO School Bonds Series 2022 (Aa1/NR)
4,290,000	4.000	12/01/2026	4,475,112
Illinois Finance Authority Charter School RB Refunding & Improvement Bonds for Chicago International Charter School Project Series 2017 A (NR/BBB)
450,000	5.000	12/01/2023	454,113
Illinois Finance Authority RB for OSF Healthcare System Series 2020B-1 (A3/A)(a)(b)
4,560,000	5.000	11/15/2024	4,658,274
Illinois Finance Authority RB for Presbyterian Homes Obligated Group Series 2021 B (NR/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000	3.830	05/01/2026	2,185,039

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for University of Chicago Medicine Series 2022B-1 (NR/AA-)(a)(b)
$4,000,000	5.000%	08/15/2025	$ 4,174,986
Illinois Finance Authority RB for University of Chicago Medicine Series 2022B-2 (NR/AA-)(a)(b)
4,000,000	5.000	08/15/2027	4,309,778
Illinois Finance Authority RB for University of Illinois Series 2020 (NR/BBB+)
250,000	5.000	10/01/2024	256,422
250,000	5.000	10/01/2025	259,522
500,000	5.000	10/01/2026	525,801
Illinois Finance Authority RB Refunding for American Water Capital Corp. Project Series 2020 (Baa1/A) (PUTABLE)(a)(b)(c)
1,890,000	0.700	09/01/2023	1,853,742
Illinois Finance Authority RB Refunding for Illinois Institute of Technology Series 2019 (Baa3/NR)
1,000,000	5.000	09/01/2024	1,014,583
600,000	5.000	09/01/2025	612,765
Illinois Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000	5.000	05/15/2026	536,508
Illinois Municipal Electric Agency Power Supply System Revenue Refunding Bonds Series 2015A (A1/A)
2,535,000	5.000	02/01/2028	2,657,727
Illinois Sports Facilities Authority RB Bonds Series 2001 (AMBAC) (WR/BB+)(f)
10,665,000	0.000	06/15/2023	10,486,780
3,235,000	0.000	06/15/2025	2,954,589
Illinois Sports Facilities Authority Refunding Bonds Series 2014 (AGM) (NR/AA)
10,150,000	5.250	06/15/2032	10,364,770
Illinois State GO Bonds Series 2013 (Baa2/BBB)
4,100,000	5.500	07/01/2024	4,135,098
2,210,000	5.500	07/01/2026	2,227,549
6,590,000	5.500	07/01/2027	6,641,713
Illinois State GO Bonds Series 2017 D (Baa2/BBB)
33,615,000	5.000	11/01/2023	33,963,759
12,705,000	5.000	11/01/2024	12,945,957
15,945,000	5.000	11/01/2025	16,344,628
50,760,000	5.000	11/01/2026	52,322,976
Illinois State GO Bonds Series 2019 A (Baa2/BBB)
6,000,000	5.000	11/01/2024	6,113,793
Illinois State GO Bonds Series 2020 (Baa2/BBB)
2,000,000	5.375	05/01/2023	2,011,089
2,100,000	5.500	05/01/2024	2,145,859
Illinois State GO Refunding Bonds Series 2016 (Baa2/BBB)
2,360,000	5.000	02/01/2023	2,362,390
Illinois State RB Refunding Series 2016 C (NR/BBB+)
460,000	4.000	06/15/2024	462,478
Illinois State Sales Tax RB for Build Junior Obligation Series 2013 (NR/BBB+)
115,000	5.000	06/15/2024	115,648

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley GO Refunding Bonds Series 2020 (NR/AA)
$400,000	1.045%	02/15/2025	$ 368,569
Sales Tax Securitization Corp Bonds Series 2018C (AA-/AA-)
4,180,000	5.000	01/01/2025	4,334,454
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2020A (NR/AA-)
2,240,000	5.000	01/01/2025	2,322,770
850,000	5.000	01/01/2027	906,050
9,095,000	5.000	01/01/2028	9,761,108
Sales Tax Securitization Corp. Second Lien Sales Tax Securitization Bonds Series 2021A (NR/AA-)
1,275,000	5.000	01/01/2026	1,344,817
4,000,000	5.000	01/01/2027	4,263,766
State of Illinois Build Illinois Junior Obligation Bonds Series 2021A (NR/A-)
7,000,000	4.000	06/15/2025	7,046,316
State of Illinois GO Bonds Refunding Series 2022B (Baa1/BBB+)
4,265,000	5.000	03/01/2024	4,324,185
State of Illinois GO Bonds Series 2014 (Baa2/BBB)
3,300,000	5.000	02/01/2023	3,303,343
State of Illinois GO Bonds Series 2016 (Baa1/BBB+)
1,725,000	5.000	01/01/2026	1,769,997
5,700,000	5.000	11/01/2028	5,830,935
State of Illinois GO Bonds Series 2016 (Baa2/BBB)
15,000,000	5.000	06/01/2023	15,081,682
State of Illinois GO Bonds Series 2017 A (Baa2/BBB)
10,490,000	5.000	12/01/2023	10,608,481
State of Illinois GO Bonds Series 2017A (Baa1/BBB+)
3,455,000	5.000	12/01/2027	3,571,672
State of Illinois GO Bonds Series 2017C (Baa1/BBB+)
6,435,000	5.000	11/01/2029	6,592,381
State of Illinois GO Bonds Series 2017D (Baa1/BBB+)
5,525,000	5.000	11/01/2027	5,711,036
State of Illinois GO Bonds Series 2020 (Baa1/BBB+)
1,000,000	5.500	05/01/2030	1,062,388
State of Illinois GO Bonds Series 2021A (Baa1/BBB+)
2,500,000	5.000	03/01/2024	2,534,692
2,750,000	5.000	03/01/2026	2,824,524
State of Illinois GO Bonds Series 2021B (Baa1/BBB+)
4,460,000	5.000	03/01/2024	4,521,891
State of Illinois GO Refunding Bonds Series 2016 (Baa1/BBB+)
4,215,000	5.000	02/01/2026	4,327,097
3,800,000	5.000	02/01/2028	3,905,485
2,075,000	5.000	02/01/2029	2,123,244
State of Illinois GO Refunding Bonds Series 2018A (Baa1/BBB+)
6,490,000	5.000	10/01/2028	6,708,535
State of Illinois GO Refunding Bonds Series 2018B (Baa1/BBB+)
6,000,000	5.000	10/01/2028	6,202,036
State of Illinois GO Refunding Bonds Series 2021C (Baa1/BBB+)
6,550,000	4.000	03/01/2024	6,567,392

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Unlimited Refunding Bonds Series 2018 B (Baa2/BBB)
$2,000,000	5.000%	10/01/2025	$ 2,049,235

			589,829,000

Indiana – 1.3%
City of Rockport Pollution Control Revenue Refunding Bonds for AEP Generating Company Project Series 1995 (NON-AMT) (NR/A-)
4,150,000	3.125	07/01/2025	4,077,560
City of Rockport Pollution Control Revenue Refunding Bonds Series 1995 (NON-AMT) (NR/A-)
3,335,000	3.125	07/01/2025	3,276,786
City of Rockport Pollution Control Revenue Refunding Bonds Series 2009 B (NON-AMT) (A-/NR)
10,000,000	3.050	06/01/2025	10,010,770
City of Rockport Pollution Control Revenue Refunding Bonds Series D (A-/A)
11,000,000	0.750	04/01/2025	10,138,830
City of Whiting Environmental Facilities Refunding RB Series 2019A (A-/NR) (PUTABLE)(a)(b)(c)
11,990,000	5.000	06/05/2026	12,272,981
Indiana Finance Authority Environmental Improvement RB for Fulcrum Centerpoint Project Series 2022 (NR/NR)(a)(b)
25,000,000	4.500	11/15/2023	24,984,195
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 A (A2/A-) (PUTABLE)(a)(b)(c)
3,000,000	0.750	04/01/2026	2,602,435
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)(a)(b)(c)
4,525,000	0.950	04/01/2026	3,964,953
Indiana Finance Authority RB Refunding for Indianapolis Power & Light Co. Series 2021 (A2/A-)
3,000,000	0.650	08/01/2025	2,744,932
Indiana Finance Authority RB Refunding for Parkview Health System Obligation Group Series 2018 C (Aa3/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
6,905,000	3.680	11/01/2023	6,906,141
Indianapolis Local Public Improvement Bond Bank Refunding Bonds Series 2019D (AMT) (A1\NR)
3,130,000	5.000	01/01/2026	3,271,289
Kankakee Valley Middle School Building Corp. Ad Valorem Property Tax Refunding Bonds Series 2017 (ST INTERCEPT) (NR/AA+)
375,000	3.000	07/15/2023	375,102

			84,625,974

Iowa – 0.0%
Iowa Finance Authority RB Refunding for Iowa Health System Obligation Group Series 2018 B (A1/NR)
630,000	5.000	02/15/2023	631,312

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Iowa – (continued)
Iowa Finance Authority RB Refunding for Lifespace Communities, Inc. Obligated Group Series 2021 A (NR/NR)
$2,105,000	4.000%	05/15/2026	$ 2,027,223

			2,658,535

Kansas – 0.3%
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3\NR)
17,740,000	1.750	06/15/2025	16,984,849
Kentucky – 1.9%
City of Owensboro Electric Light & Power System Refunding RB 2019 Series (A-/NR)
800,000	4.000	01/01/2023	800,000
County of Boone Pollution Control Revenue Refunding Bonds Series 2008A (NON-AMT) (NR/NR)
5,000,000	3.700	08/01/2027	4,925,442
County of Owen Water Facilities Refunding RB Series 2020 (NON-AMT) (A/NR) (PUTABLE)(a)(b)(c)
1,665,000	0.700	09/01/2023	1,633,059
Kentucky Economic Development Finance Authority Healthcare Facilities Refunding RB Series 2022 (NR/NR)
3,570,000	4.500	10/01/2027	3,554,718
Kentucky Economic Development Finance Authority Hospital RB Refunding for Owensboro Medical Health System, Inc. Series 2017 A (Baa2/NR)
1,000,000	5.000	06/01/2023	1,005,864
Kentucky Economic Development Finance Authority RB Refunding for CommonSpirit Health Obligated Group Series 2019 A-1 (Baa1/A-)
685,000	5.000	08/01/2025	712,294
Kentucky Public Energy Authority Gas Supply RB 2018 Series B (NR/NR)(a)(b)
27,525,000	4.000	01/01/2025	27,324,012
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1 (NR/A)(a)(b)
30,000,000	4.000	06/01/2025	29,723,112
Louisville & Jefferson County Metropolitan Government RB Refunding for Louisville Gas & Electric Co. Series 2001 A (A1/A)
3,800,000	0.900	09/01/2026	3,462,348
Louisville Jefferson County Metro Government Health System RB for Norton Healthcare Series 2020C (NR/A)(a)(b)
5,000,000	5.000	10/01/2026	5,249,063
Public Energy Authority of Kentucky Gas Supply RB Series 2019 A-1 (NR/NR)(a)(b)
26,230,000	4.000	06/01/2025	25,987,908
Public Energy Authority of Kentucky Gas Supply RB Series 2019C (NR/NR)(a)(b)
9,350,000	3.913	02/01/2028	9,164,246
Public Energy Authority of Kentucky Gas Supply RB Series 2020A (NR/NR)(a)(b)
7,050,000	4.000	06/01/2026	6,978,781

			120,520,847

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – 2.6%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
$5,495,000	5.000%	12/01/2024	$ 5,705,861
3,000,000	5.000	12/01/2025	3,179,066
4,255,000	5.000	12/01/2026	4,591,710
1,715,000	5.000	12/01/2027	1,882,569
Lake Charles Harbor & Terminal District RB Series 2021 (AMT) (NR/NR) (PUTABLE)(a)(b)(c)
11,800,000	1.000	12/01/2024	11,071,823
Louisiana Local Government Community Development Authority Subordinate Lien Revenue Refunding Bonds Series 2020B (A+/A+)(a)(b)
35,000,000	0.875	02/01/2025	33,022,416
Louisiana Local Government Environmental Facilities & Community Development Authority Insurance Assessment RB for Louisiana Insurance Guaranty Association Project Series 2022B (A1/NR)
2,250,000	5.000	08/15/2025	2,366,454
1,935,000	5.000	08/15/2026	2,068,340
3,300,000	5.000	08/15/2027	3,579,323
Louisiana Local Government Environmental Facilities & Community Development Authority RB for American Biocarbon Project Series 2021 (NR/NR) (PUTABLE)(a)(b)(c)
12,000,000	3.850	08/01/2023	12,000,210
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds for Ragin’ Cajun Facilities Student Housing & Parking Project Series 2017 (NR/AA)
1,230,000	5.000	10/01/2026	1,301,882
Louisiana Public Facilities Authority RB Refunding for Loyola University New Orleans Series 2021 (Baa1/BBB)
435,000	5.000	10/01/2026	452,952
Louisiana Stadium & Exposition District RB Series 2020 (NR/NR)
15,000,000	5.000	07/03/2023	15,015,932
New Orleans Aviation Board General Airport RB for North Terminal Project Series 2015 B (A2/A)
7,460,000	5.000	01/01/2040	7,520,995
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,395,000	2.000	04/01/2023	12,318,455
Parish of St. John the Baptist RB Refunding for Marathon Oil Corp. Series 2017 B-1 (Baa3/BBB-) (PUTABLE)(a)(b)(c)
12,500,000	2.125	07/01/2024	12,112,945
Parish of St. John the Baptist Revenue Refunding Bonds for Marathon Oil Project Series 2017 (NON-AMT) (NR/BBB-) (PUTABLE)(a)(b)(c)
950,000	2.200	07/01/2026	874,333
Parish of St. John The Baptist Revenue Refunding Bonds Series 2017 (NON-AMT) Sub-Series 2017A-2 (BBB-/BBB-) (PUTABLE)(a)(b)(c)
23,150,000	2.100	07/01/2024	22,424,898
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 A (Aa3/NR)(a)(b)
3,075,000	0.600	05/01/2023	3,038,380

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Louisiana – (continued)
State of Louisiana Gasoline & Fuels Tax RB Refunding Second Lien Series 2017 D-1 (Aa3/NR)(a)(b)
$4,615,000	0.600%	05/01/2023	$ 4,560,040
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue Refunding Bonds 2022 Series A (Aa3\AA-)(b)(d)
	(SOFR + 0.50%)
4,415,000	3.517	05/01/2026	4,304,164

			163,392,748

Maryland – 1.0%
County of Baltimore RB Refunding for Riderwood Village Obligated Group Series 2020 (NR/NR)
815,000	4.000	01/01/2023	815,000
1,050,000	4.000	01/01/2024	1,050,613
2,805,000	4.000	01/01/2025	2,814,960
Frederick County Maryland Tax Allocation Refunding for Oakdale-Lake Linganore Development District Series 2019 B (NR/NR)
470,000	2.625	07/01/2024	456,343
Maryland Department of Transportation Consolidated Transportation Bonds Refunding Series 2022B (Aa1/AAA)
2,750,000	5.000	12/01/2025	2,937,958
3,000,000	5.000	12/01/2026	3,271,051
Maryland Health & Higher Educational Facilities Authority RB Refunding for Adventist Healthcare Obligated Group Series 2020 (Baa3/NR)
815,000	4.000	01/01/2024	816,105
Maryland Health & Higher Educational Facilities Authority RB Refunding for St. John’s College Series 2020 (NR/BBB)
340,000	4.000	10/01/2023	341,257
350,000	4.000	10/01/2024	353,128
390,000	4.000	10/01/2025	394,649
Montgomery County GO Bonds for Consolidated Public Improvement Project Series 2021 A (Aaa/AAA)
10,000,000	5.000	08/01/2028	11,257,506
State of Maryland GO Bonds for State & Local Facilities Loan Series 2020A (Aaa/AAA)
10,290,000	5.000	03/15/2027	11,283,908
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021A (Aaa/AAA)
17,825,000	5.000	08/01/2027	19,691,222
State of Maryland GO Bonds for State & Local Facilities Loan Series 2021C (Aaa/AAA)
5,000,000	4.000	03/01/2028	5,334,961
Town of Chestertown Economic Development Refunding RB for Washington College Project Series 2021A (NR/BBB)
1,000,000	5.000	03/01/2028	1,070,521
Town of Chestertown Economic Development Refunding RB Series 2021A (BBB/NR)
1,035,000	5.000	03/01/2026	1,086,330

			62,975,512

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Massachusetts – 2.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2015 Series C (Aa1/AA)
$8,085,000	5.000%	07/01/2040	$ 8,351,334
Commonwealth of Massachusetts GO Bonds Consolidated Loan of 2019 Series E (Aa1/AA)
12,500,000	5.000	05/01/2031	12,855,999
Massachusetts Bay Transportation Authority Sales Tax RB Series 2005 A (Aa2/AA)
25,035,000	5.000	07/01/2026	27,051,502
Massachusetts Clean Water Trust RB Refunding Series 2006 (Aaa/AAA)(d)
	(MUNI-CPI + 0.99%)
2,050,000	9.590	08/01/2023	2,084,923
Massachusetts Development Finance Agency RB for Harvard University Series 2016A (Aaa/AAA)
5,000,000	5.000	07/15/2033	5,367,987
Massachusetts Development Finance Agency RB for President & Trustees of Williams College Series 2011 (Aa1/AA+)(a)(b)
3,500,000	0.450	07/01/2025	3,219,322
Massachusetts Development Finance Agency RB Refunding for Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
300,000	5.000	10/01/2023	303,614
Massachusetts Development Finance Agency Wellforce Obligation Group RB Refunding Series 2019 A (NR/BBB+)
725,000	5.000	07/01/2023	730,346
Massachusetts Health and Educational Facilities Authority Variable Rate Demand RB for Umass Series A (Aa2/AA-/NR) (PUTABLE)(a)(b)(c)
7,000,000	2.450	04/01/2026	6,875,030
Massachusetts Housing Finance Agency RB Refunding Series 2020 216 (GNMA/FNMA/FHLMC) (Aa1/AA+)(a)(b)
5,250,000	1.850	06/01/2025	5,011,480
Massachusetts School Building Authority Senior Dedicated Sales Tax Bonds 2016 Series B (Aa2/AA+)
5,165,000	5.000	11/15/2031	5,585,342
11,750,000	5.000	11/15/2032	12,666,646
3,500,000	5.000	11/15/2039	3,682,093
Massachusetts State Development Finance Agency RB Mass General Brigham, Inc. Series 2019 T 1 (Aa3\AA-)(b) (d) (e)
	(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000	3.730	01/29/2026	6,161,439
Massachusetts State GO Bonds Consolidated Loan Series 2007 A (NATL) (Aa1/AA)(d)
	(3M USD LIBOR + 0.57%)
13,055,000	3.545	05/01/2037	12,789,006
Massachusetts State GO Bonds Consolidated Loan Series 2012 A (BHAC-CR FGIC) (Aa1/AA+)(d)
(3M USD LIBOR + 0.57%)
11,560,000	3.545	05/01/2037	11,324,390

			124,060,453

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – 1.7%
Detroit Downtown Development Authority RB Refunding for Catalyst Development Project Series 2018 A (AGM) (NR/AA)
$900,000	5.000%	07/01/2023	$ 907,734
17,750,000	5.000	07/01/2048	17,783,764
Detroit Downtown Development Authority Subordinate General RB Refunding for Development Area No. 1 Projects Series 2018 B (AGM) (NR/AA)
1,500,000	5.000	07/01/2023	1,512,890
500,000	5.000	07/01/2024	514,068
550,000	5.000	07/01/2025	566,043
Detroit Michigan Sewage Disposal System RB Refunding Series 2006 D (AGM) (A1/AA)(d)
	(3M USD LIBOR + 0.60%)
28,240,000	3.794	07/01/2032	27,619,426
Great Lakes Water Authority Sewage Disposal System RB Refunding Series 2020 A (A1/AA-)
200,000	1.654	07/01/2025	185,160
Great Lakes Water Authority Sewage Disposal System Revenue Refunding Second Lien Bonds Series 2016C (A2/A+)
3,000,000	5.000	07/01/2035	3,147,386
Lansing Board of Water & Light Utility System RB Series 2021B (AA-/NR)(a)(b)
5,000,000	2.000	07/01/2026	4,736,939
Michigan Finance Authority Higher Education Facilities Limited Obligation Revenue Refunding Bonds for Lawrence Technology University Series 2022 (NR\BBB-)
185,000	4.000	02/01/2027	179,998
Michigan Finance Authority Hospital RB for Trinity Health Credit Group Series 2022B (Aa3/AA-)(a)(b)
6,250,000	5.000	12/01/2028	6,835,653
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2015B (NR/A1)
1,215,000	5.000	05/15/2034	1,258,344
Michigan Finance Authority Hospital Revenue Refunding Bonds Series 2022B (AA/Aa3)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000	3.880	04/15/2027	5,746,061
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2014D (A1/AA-)
2,800,000	5.000	07/01/2032	2,867,248
3,000,000	5.000	07/01/2034	3,064,143
Michigan Finance Authority Local Government Loan Program RB for Detroit Water & Sewage Department Water Supply System Project Series 2015C (A2/A+)
1,600,000	5.000	07/01/2034	1,647,285
Michigan Finance Authority Local Government Loan Program RB for Detroit Water and Sewerage Department Water Supply System RB Refunding Local Project Bonds Senior Lien Series 2014 D-1 (AGM) (A1/AA)
5,000,000	5.000	07/01/2023	5,044,188

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Michigan – (continued)
Michigan State Hospital Finance Authority Refunding And Project RB Series 2010F-5 (AA+/A-1+/AA+/F1+)(a)(b)
$4,400,000	2.400%	03/15/2023	$ 4,392,619
Michigan Strategic Fund Limited Obligation RB for I-75 Improvement Project Series 2018 (AMT) (Baa2/NR)
2,210,000	5.000	12/31/2023	2,250,276
2,685,000	5.000	06/30/2024	2,718,930
3,500,000	5.000	12/31/2024	3,566,152
Star International Academy Refunding Bonds Series 2020 (BBB/NR)
665,000	4.000	03/01/2023	664,806
690,000	4.000	03/01/2024	689,109
720,000	4.000	03/01/2025	712,773
745,000	4.000	03/01/2026	734,085
775,000	4.000	03/01/2027	760,211
Wayne County Airport Authority Aiport RB for Detroit Metropolitan Wayne County Airport Revenue Refunding Bonds Series 2015F (A1/A)
2,495,000	5.000	12/01/2025	2,606,268
Wayne County Airport Authority Revenue Refunding Bonds Series 2017 E (A1/NR)(e)
3,000,000	4.000	12/01/2025	3,033,102

			105,744,661

Minnesota – 0.6%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000	2.000	12/01/2029	5,294,362
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2022 (NR/BBB-)
275,000	5.000	06/15/2025	280,704
Duluth Economic Development Authority Health Care Facilities RB Refunding for St. Luke’s Hospital Series 2022 (NR/BBB-)
300,000	5.000	06/15/2023	301,996
265,000	5.000	06/15/2024	269,758
360,000	5.000	06/15/2026	370,742
Duluth Independent School District Refunding Certificates of Participation Series 2019A (Baa3/NR)
640,000	3.250	03/01/2025	624,335
660,000	4.000	03/01/2026	649,781
Maple Grove Minnesota Health Care Facilities RB Refunding for Maple Grove Hospital Corp. Series 2017 (Baa1/NR)
575,000	5.000	05/01/2023	577,994
Minneapolis Metropolitan Airports Commission Subordinate Airport RB Series 2022B (AMT) (NR/A+)
1,565,000	5.000	01/01/2024	1,587,083
1,025,000	5.000	01/01/2025	1,054,866
Minneapolis-St. Paul Metropolitan Airports Commission RB Refunding Series 2019 B (AMT) (NR/A)
2,810,000	5.000	01/01/2024	2,849,651
Minnesota Higher Education Facilities Authority RB Refunding for College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000	3.000	12/01/2023	99,280
100,000	4.000	12/01/2024	100,551
180,000	4.000	12/01/2025	181,293

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Minnesota – (continued)
Minnesota Special School District Refunding Certificates of Participation for Minnesota School District Credit Enhancement Program Series 2022C (Aa2/AAA)
$4,260,000	5.000%	02/01/2025	$ 4,462,772
4,470,000	5.000	02/01/2026	4,790,373
9,385,000	5.000	02/01/2027	10,255,493
Regents of University of Minnesota GO Bonds Series 2013A (AA/Aa1)
3,185,000	4.000	02/01/2029	3,186,688
Western Minnesota Municipal Power Agency Power Supply Revenue Refunding Bonds 2022 Series A (NR/NR)
250,000	5.000	01/01/2024	254,974
375,000	5.000	01/01/2025	390,999
825,000	5.000	01/01/2026	877,710
640,000	5.000	01/01/2027	693,429

			39,154,834

Mississippi – 0.8%
City of Jackson GO Refunding Bonds Series 2021 (Baa3/A+)
325,000	5.000	03/01/2023	325,905
500,000	5.000	03/01/2024	511,216
1,000,000	5.000	03/01/2025	1,034,863
830,000	5.000	03/01/2026	873,200
Lowndes County Solid Waste Disposal and Pollution Control Refunding RB Series 2022 (NON-AMT) (Baa2\BBB) (PUTABLE)(a)(b)(c)
10,500,000	2.650	04/01/2027	9,807,247
Mississippi Business Finance Corp Solid Waste Disposal RB Series 2002 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
1,000,000	2.200	06/03/2024	965,770
Mississippi Hospital Equipment & Facilities Authority Revenue Refunding Bonds Series 2020A-1 (BBB+/NR)(a)(b)
7,750,000	4.972	09/01/2025	8,026,859
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2018 (BBB/NR) (PUTABLE)(a)(b)(c)
8,225,000	2.900	09/01/2023	8,183,145
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
9,085,000	1.375	06/16/2025	8,469,213
Warren County Gulf Opportunity Zone Revenue Refunding Bonds Series 2020C (NON-AMT) (BBB/NR)(a)(b)
9,300,000	1.345	06/16/2025	8,669,640
Warren County RB Refunding for International Paper Company, Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
1,175,000	1.565	06/16/2025	1,101,441

			47,968,499

Missouri – 1.0%
Kansas City Municipal Assistance Corp. Revenue Leasehold Bonds Series 2004 B-1 (AA-/A2)(f)
3,720,000	0.000	04/15/2026	3,363,791
Missouri Health & Educational Facilities Authority RB Refunding for J.B. Wright & Trenton Trust Obligated Group Series 2019 (NR/NR)
570,000	5.000	09/01/2023	574,210
600,000	5.000	09/01/2024	608,461

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding for Mosaic Health System Series 2019 A (A1/NR)
$575,000	5.000%	02/15/2023	$ 575,978
400,000	5.000	02/15/2024	407,504
Missouri Southern State University RB Series 2019 A (AGM) (NR/AA)
105,000	5.000	10/01/2024	108,290
125,000	5.000	10/01/2025	131,197
State of Missouri Environmental Improvement and Energy Resources Authority Environmental Improvement RB Series 2008 (A/NR) (PUTABLE)(a)(b)(c)
4,000,000	3.500	07/01/2025	3,967,358
State of Missouri Health & Educational Facilities Authority Long Term Health Facilities RB for BJC Health System Series 2021B (Aa2/AA)(a)(b)
50,000,000	4.000	05/01/2026	51,533,995

			61,270,784

Montana – 0.1%
Forsyth Montana Pollution Control RB Refunding for Northwestern Corp. Colstrip Project Series 2016 (A3/A-)
8,790,000	2.000	08/01/2023	8,706,091

Nebraska – 0.3%
Douglas County Hospital Authority No. 2 RB for Children’s Hospital Obligated Group Series 2020 B (A1/NR)(a)(b)
2,100,000	5.000	11/15/2025	2,202,744
Douglas County Hospital Authority No. 2 RB Refunding for Children’s Hospital Obligated Group Series 2020 A (A1/NR)
110,000	5.000	11/15/2023	111,811
175,000	5.000	11/15/2025	183,945
Omaha Public Power District Electric System Subordinated RB 2014 Series AA (Aa3/AA-)
6,020,000	4.000	02/01/2034	6,062,341
Sarpy County School District GO Bonds for Gretna Public Schools Series 2022B (NR/AA-)
6,875,000	5.000	12/15/2027	7,299,266
Washington County Wastewater & Solid Waste Disposal Facilities Revenue Refunding Bonds Series 2012 (A/NR) (PUTABLE)(a)(b)(c)
4,700,000	0.900	09/01/2025	4,442,948

			20,303,055

Nevada – 1.0%
City of Las Vegas Special Improvement District Local Improvement Refunding Bonds Series 2013 (NR/NR)
200,000	5.000	06/01/2023	200,837
200,000	4.250	06/01/2024	200,595
75,000	5.000	06/01/2024	76,006
Clark County Airport System Junior Subordinate Lien Revenue Notes Series 2021B (A1/NR)
7,000,000	5.000	07/01/2027	7,430,128
Clark County Harry Reid International Airport Passenger Facility Charge Refunding RB Series 2022B (NR/NR)
1,625,000	5.000	07/01/2024	1,676,727
925,000	5.000	07/01/2025	976,242
675,000	5.000	07/01/2026	727,495
870,000	5.000	07/01/2027	951,821

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Nevada – (continued)
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A (A1/NR)
$750,000	5.000%	07/01/2024	$ 766,255
1,275,000	5.000	07/01/2025	1,323,139
1,000,000	5.000	07/01/2026	1,052,153
Clark County School District GO Bonds Series 2020 A (AGM) (A1/AA)
325,000	3.000	06/15/2025	326,979
County of Humboldt Nevada Pollution Control RB Refunding for Idaho Power Co. Series 2003 (A1/A-)
12,000,000	1.450	12/01/2024	11,526,182
Las Vegas Convention & Visitors Authority RB Refunding Series 2017 B (Aa3/A)
700,000	5.000	07/01/2025	733,601
Las Vegas Convention & Visitors Authority RB Series 2018 B (Aa3/A)
200,000	5.000	07/01/2024	205,480
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021A (Aa1/AA)
13,020,000	5.000	06/01/2024	13,418,041
Las Vegas Valley Water District GO LT Water Refunding Bonds Series 2021C (Aa1/AA)
6,500,000	5.000	06/01/2024	6,698,715
13,660,000	5.000	06/01/2025	14,403,004

			62,693,400

New Hampshire – 0.3%
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-1 (A-/A-2/NR)(a)(b)
1,250,000	2.150	07/01/2024	1,204,071
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-2 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	4,816,284
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-3 (A-/A-2/NR)(a)(b)
5,000,000	2.150	07/01/2024	4,816,285
National Finance Authority Solid Waste Disposal Refunding RB Series 2019A-4 (A-/A-2/NR)(a)(b)
3,000,000	2.150	07/01/2024	2,889,771
New Hampshire Business Finance Authority RB Refunding for Springpoint Senior Living Obligated Group Series 2021 (NR/NR)
220,000	4.000	01/01/2024	218,986
285,000	4.000	01/01/2025	282,153
265,000	4.000	01/01/2026	260,747
250,000	4.000	01/01/2027	243,874
New Hampshire Housing Finance Authority Multi-Family Housing RB 2022 Series 1 (NON-AMT) (NR/Aaa)
1,010,000	2.650	08/01/2024	1,003,175
5,575,000	2.800	02/01/2025	5,545,229

			21,280,575

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – 5.3%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017 A (BAM ST AID WITHHLDG) (Baa1/AA)
$500,000	5.000%	03/01/2023	$ 501,311
County of Morris GO Bonds for General Improvement and County College Series 2021 (Aaa\AAA)
4,615,000	2.000	02/01/2027	4,384,088
New Jersey Economic Development Authority RB Series 2005 (AMBAC) (BBB/Baa1)
15,030,000	5.500	09/01/2024	15,591,169
New Jersey Economic Development Authority RB for Provident Group – Kean Properties L.L.C. – Kean University Student Housing Project Series 2017 A (NR/B)
270,000	4.000	01/01/2023	270,000
275,000	4.000	07/01/2023	273,678
320,000	4.000	01/01/2024	316,515
325,000	4.000	07/01/2024	319,744
New Jersey Economic Development Authority RB for School Facilities Construction Series 2014 UU (Baa1/BBB)
10,070,000	5.000	06/15/2040	10,123,323
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 A (A1/A+)
1,375,000	1.000	06/01/2023	1,359,026
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 B (AMT) (A1/A+) (PUTABLE)(a)(b)(c)
8,645,000	1.200	06/01/2023	8,559,403
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 C (AMT) (A1/A+)
2,550,000	1.150	06/01/2023	2,519,152
New Jersey Economic Development Authority RB Refunding for New Jersey-American Water Co., Inc. Series 2020 E (AMT) (A1/A+)
3,100,000	0.850	12/01/2025	2,846,284
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2013 I (ST APPROP) (Baa1/BBB)(d)
	(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000	4.380	09/01/2025	13,318,575
New Jersey Economic Development Authority RB Refunding for School Facilities Construction Series 2018 FFF (Baa1/BBB)
2,345,000	5.000	06/15/2023	2,361,748
6,500,000	5.000	06/15/2024	6,663,800
New Jersey Economic Development Authority RB Series 2021 QQQ (Baa1/BBB)
300,000	5.000	06/15/2024	307,560
555,000	5.000	06/15/2026	587,485
New Jersey Educational Facilities Authority Princeton University RB 2022 Series A (AAA/Aaa)
20,870,000	5.000	03/01/2027	22,937,651
New Jersey Housing & Mortgage Finance Agency Multi-Family RB 2021 Series B (NON-AMT) (HUD SECT 8) (AA-/NR)
1,260,000	0.500	11/01/2023	1,231,737
1,595,000	0.650	05/01/2024	1,541,961
3,085,000	0.750	11/01/2024	2,954,637
2,310,000	0.900	11/01/2025	2,172,805

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Housing and Mortgage Finance Agency Multi-Family RB 2017 Series A (NON-AMT) (NR\AA-)
$1,830,000	2.850%	11/01/2025	$ 1,826,402
New Jersey Housing and Mortgage Finance Agency Single Family Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,705,000	2.800	10/01/2025	2,685,988
2,635,000	2.900	04/01/2026	2,614,644
New Jersey State Turnpike Authority RB Refunding Series 2017 C-3 (A2/A+)(d)
	(1M USD LIBOR + 0.60%)
15,565,000	3.484	01/01/2023	15,565,000
New Jersey State Turnpike Authority RB Refunding Series 2017 D-1 (A2/A+)(d)
	(1M USD LIBOR + 0.70%)
5,000,000	3.758	01/01/2024	4,996,459
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue Notes Series 2016A-1 (A3/A+)
1,200,000	5.000	06/15/2027	1,267,578
New Jersey Transportation Trust Fund Authority RB Capital Appreciation for Transportation System Bonds Series 2010 A (Baa1/BBB)(f)
28,575,000	0.000	12/15/2028	22,769,129
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (AMBAC) (Baa1/BBB)(f)
11,130,000	0.000	12/15/2025	10,076,316
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2006 C (NATL) (Baa1/BBB)(f)
46,955,000	0.000	12/15/2027	39,142,834
New Jersey Transportation Trust Fund Authority RB for Transportation System Bonds Series 2010 D (Baa1/BBB)
3,435,000	5.000	12/15/2023	3,489,256
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2019 A (Baa1/BBB)
6,180,000	5.000	12/15/2024	6,397,742
New Jersey Transportation Trust Fund Authority RB Refund for Transportation System Bonds Series 2018 A (Baa1/BBB)
2,000,000	5.000	12/15/2023	2,031,590
New Jersey Transportation Trust Fund Authority RB Refunding for Transportation Systems Series 2010 D (Baa1/BBB)
27,745,000	5.250	12/15/2023	28,247,379
New Jersey Transportation Trust Fund Authority RB Series 2004 A (NATL) (Baa1/BBB)
4,920,000	5.750	06/15/2023	4,971,367
New Jersey Transportation Trust Fund Authority RB Subseries 2016 A-1 & Subseries A-2 (Baa1/A+)
11,250,000	5.000	06/15/2023	11,334,854
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2010 Series A (A3/BBB+)(f)
9,240,000	0.000	12/15/2029	7,044,470
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2018 Series A (A3/BBB+)
1,000,000	5.000	12/15/2028	1,086,840

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2019 Series A (A3/BBB+)
$5,020,000	5.000%	12/15/2026	$ 5,353,294
New Jersey Transportation Trust Fund Authority Transportation System Bonds 2021 Series A (A3/BBB+)
3,095,000	5.000	06/15/2026	3,276,152
New Jersey Turnpike Authority Turnpike RB Series 2014 A (A1/AA-)
8,650,000	5.000	01/01/2033	8,912,372
11,775,000	5.000	01/01/2034	12,114,154
State of New Jersey COVID 19 Emergency GO Bonds Series 2020 A (A3/BBB+)
21,100,000	5.000	06/01/2027	23,049,771
State of New Jersey GO Bonds Series 2021 (A3/BBB+)
10,000,000	2.000	06/01/2026	9,571,074
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB+)
25,000	3.200	06/01/2027	24,925
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds Series 2018A (A/NR)
1,495,000	5.000	06/01/2027	1,558,915
Union County Utilities Authority Resource Recovery Facility Lease Revenue Refunding Bonds for Covanta Union Series 2011A (AMT) (CNTY GTD) (NR/AA+)
4,615,000	5.250	12/01/2031	4,620,830

			335,170,987

New Mexico – 1.4%
City of Farmington Pollution Control Revenue Refunding Bonds 2010 Series B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
12,500,000	3.000	06/01/2024	12,423,119
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 A (Baa2/BBB) (PUTABLE)(a)(b)(c)
3,330,000	0.875	10/01/2026	2,954,034
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 C (Baa2/BBB) (PUTABLE)(a)(b)(c)
10,000,000	1.150	06/01/2024	9,627,953
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 D (Baa2/BBB) (PUTABLE)(a)(b)(c)
14,760,000	1.100	06/01/2023	14,586,204
Farmington City PCRB Refunding for Public Service Co. of New Mexico Series 2010 E (Baa2/BBB) (PUTABLE)(a)(b)(c)
11,500,000	1.150	06/01/2024	11,072,146
New Mexico Finance Authority State Transportation Refunding RB for State Transportation Commission Subordinate Lien Series 2018A (NR/NR)
25,000,000	5.000	06/15/2024	25,769,735
New Mexico Hospital Equipment Loan Council Hospital System RB for Presbyterian Healthcare Services Series 2019B (Aa3/AA)(a)(b)
7,680,000	5.000	08/01/2025	8,024,638
State of New Mexico Severance Tax Bonds Series 2021A (Aa2/AA-)
5,000,000	5.000	07/01/2025	5,281,936
Village of Los Ranchos de Albuquerque RB Refunding for Albuquerque Academy Series 2020 (NR/A-)
100,000	4.000	09/01/2024	101,152

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New Mexico – (continued)
$175,000	4.000%	09/01/2025	$ 178,527
150,000	5.000	09/01/2026	159,224

			90,178,668

New York – 12.7%
Brookhaven Local Development Corp. RB for Active Retirement Community, Inc. Obligated Group Series 2020 B (NR/NR)
2,295,000	1.625	11/01/2025	2,123,463
Brooklyn Arena Local Development Corp. Pilot RB Refunding for Barclays Center Series 2016 A (Ba1/NR)
500,000	5.000	07/15/2023	501,705
Build NYC Resource Corp. RB for Academic Leadership Charter School Series 2021 (NR/BBB-)
120,000	4.000	06/15/2023	119,851
120,000	4.000	06/15/2024	119,876
110,000	4.000	06/15/2025	109,771
Build NYC Resource Corp. RB for Grand Concourse Academy Charter School Project Series 2022A (NR/BBB-)
300,000	3.400	07/01/2027	294,488
Chautauqua County Capital Resource Corporation Exempt Facilities Revenue Refunding Bonds Series 2020 (NON-AMT) (Baa3\BBB-)(a)(b)
2,500,000	1.300	04/03/2023	2,482,579
City of New York GO Bonds Fiscal 2014 Series A (Aa2/AA)
12,175,000	5.000	08/01/2031	12,298,547
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000	5.000	08/01/2026	11,093,944
City of New York GO Bonds Series 2012 B (Aa2/AA)
6,675,000	5.000	08/01/2023	6,684,901
City of Yonkers GO Serial Bonds Series 2022F (A3/AA)
175,000	5.000	11/15/2025	186,020
250,000	5.000	11/15/2026	270,523
200,000	5.000	11/15/2027	220,141
Dormitory Authority of the State of New York School Districts RB Financing Program RB Series 2022C (Aa3/NR)
1,385,000	5.000	10/01/2025	1,468,271
Dutchess County Local Development Corp. RB for Health QuestSystems Obligated Group Series 2016 B (Baa2/A-)
24,725,000	5.000	07/01/2046	24,740,720
Empire State Development Corp. State Personal Income Tax RB Series 2022A (NR/NR)
21,000,000	5.000	09/15/2028	23,622,585
Genesee County Funding Corp. Tax Exempt RB for Rochester Regional Health Project Series 2022A (BBB+/NR)
125,000	5.000	12/01/2023	126,488
175,000	5.000	12/01/2024	179,615
200,000	5.000	12/01/2025	207,906
275,000	5.000	12/01/2026	288,241
Long Island Power Authority Electric System General RB Series 2019B (A/A)(a)(b)
13,675,000	1.650	09/01/2024	13,217,579

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Long Island Power Authority Electric System RB Series 2014C (NR/A)(d)
	(1M USD LIBOR + 0.75%)
$9,345,000	3.808%	05/01/2033	$ 9,339,352
Long Island Power Authority RB Refunding Series 2015 C (A2/A)(b)(d)
	(1M USD LIBOR + 0.75%)
28,500,000	3.808	10/01/2023	28,482,775
Long Island Power Authority RB Refunding Series 2020 B (A2/A)(a)(b)
8,000,000	0.850	09/01/2025	7,455,750
Long Island Power Authority RB Refunding Series 2021 B (A2/A)(a)(b)
15,000,000	1.500	09/01/2026	13,936,839
Long Island Power Authority RB Series 2021 (A2/A)
14,000,000	1.000	09/01/2025	12,745,009
Metropolitan Transportation Authority Dedicated Tax Fund Refunding Green Bonds Subseries 2017B-2 (AA/NR)
1,345,000	5.000	11/15/2026	1,454,266
Metropolitan Transportation Authority RB Refunding for Climate Bond Certified Series 2020 E (A3/BBB+)
4,250,000	4.000	11/15/2026	4,288,094
Metropolitan Transportation Authority Transportation RB Series 2012E (A3\BBB+)(b)
1,895,000	4.000	01/12/2023	1,895,367
Metropolitan Transportation Authority Transportation RB Series 2013E (A3/BBB+)
4,895,000	5.000	11/15/2038	4,905,536
Metropolitan Transportation Authority Transportation RB Series 2014A-1 (A3/BBB+)
1,540,000	5.250	11/15/2039	1,545,836
Metropolitan Transportation Authority Transportation RB Series 2015A-1 (A3/BBB+)
490,000	5.000	11/15/2025	507,002
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015C (A3/BBB+)
4,250,000	5.250	11/15/2028	4,375,270
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2015D-1 (BBB+/A3)
10,000,000	5.000	11/15/2033	10,160,377
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2017D (A3/BBB+)
1,075,000	5.000	11/15/2027	1,128,749
Metropolitan Transportation Authority Transportation Revenue Refunding Bonds Series 2020E (A3/BBB+)
3,000,000	5.000	11/15/2028	3,131,840
Metropolitan Transportation Authority Transportation Revenue Variable Rate Bonds for Transportation Revenue Variable Rate Refunding Bonds Subseries 2002G-1H (A3/WR\BBB+)(d)
	(SOFR + 0.60%)
16,750,000	3.488	11/01/2026	16,114,676
Metropolitan Transportational Authority Revenue Green Bonds Series 2019A (BBB+/A-)(a)(b)
56,070,000	5.000	11/15/2024	57,118,285

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
Monroe County Industrial Development Corp. RB Refunding for Rochester Regional Health Obligated Group Series 2020 A (NR/BBB+)
$250,000	5.000%	12/01/2023	$ 252,977
600,000	5.000	12/01/2024	615,823
750,000	5.000	12/01/2025	779,648
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)(a)
300,000	3.740	01/01/2032	300,000
New York City Housing Development Corp Multi-Family RB 2018 Series L-1 & 2018 Series L-2 (AA+/NR)(a)(b)
7,010,000	2.750	12/29/2023	6,946,703
New York City Housing Development Corp. RB Green Bond Series 2020 A-3 (Aa2/AA+)(a)(b)
10,500,000	1.125	11/01/2024	10,009,053
New York City Housing Development Corp. RB Series 2020 D-2 (FHA 542 (C)) (Aa2/AA+)(a)(b)
2,000,000	0.700	11/01/2024	1,874,879
New York City Housing Development Corp. Series F-2-B (Aa2/AA+)(a)(b)
5,265,000	3.400	12/22/2026	5,265,310
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (FGIC) (Baa1/NR)(d)
	(MUNI-CPI + 0.87%)
2,505,000	7.980	03/01/2025	2,545,174
	(MUNI-CPI + 0.88%)
2,610,000	7.990	03/01/2026	2,671,876
	(MUNI-CPI + 0.89%)
2,725,000	8.000	03/01/2027	2,803,807
New York City Industrial Development Agency RB for Yankee Stadium LLC Series 2006 (NATL) (Baa1/NR)(d)
	(MUNI-CPI + 0.86%)
2,405,000	7.970	03/01/2024	2,450,300
New York City Transitional Finance Authority Building Aid RB Fiscal 2015 Series S-1 (Aa2/AA)
10,000,000	5.000	07/15/2033	10,351,041
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,925,000	5.000	11/01/2024	4,088,094
3,000,000	5.000	11/01/2028	3,380,646
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2014 Series D (Aa1/AAA)
10,000,000	5.000	02/01/2030	10,206,031
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2015 Series A (Aa1/AAA)
13,560,000	5.000	08/01/2032	13,975,539
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2023 Series B (Aa1/AAA)
8,020,000	5.000	11/01/2028	9,037,594
New York City Transitional Finance Authority Future Tax Secured Subordinate Secured RB Series 2007 C-3 (AGM) (Aa1/AAA)(a)
125,000	3.740	11/01/2027	125,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York Convention Center Development Corp. RB for New York City Hotel Unit Fee Revenue Series 2016 B (Baa2/NR)
$540,000	5.000%	11/15/2023	$ 547,782
New York Convention Center Development Corp. RB Refunding for New York City Hotel Unit Fee Revenue Series 2015 (A2/NR)
25,000	5.000	11/15/2024	25,874
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2/NR)
6,000,000	5.000	11/15/2026	6,312,367
New York Convention Center Development Corp. Revenue Refunding Bonds Series 2015 (A2\NR)
705,000	5.000	11/15/2040	702,844
New York Port Authority Consolidated Bonds 186th Series (Aa3/AA-)
4,345,000	5.000	10/15/2033	4,430,123
New York Port Authority Consolidated Bonds 197th Series (Aa3/AA-)
4,000,000	5.000	11/15/2034	4,133,698
New York Port Authority Consolidated Bonds 207th Series (Aa3/AA-)
6,035,000	5.000	09/15/2027	6,455,872
New York Port Authority Consolidated Bonds 226th Series (Aa3/AA-)
3,750,000	5.000	10/15/2024	3,848,855
New York State Dormitory Authority RB Refunding for Brooklyn St. Joseph’s College Series 2020 A (NR/NR)
925,000	5.000	07/01/2024	941,944
970,000	5.000	07/01/2025	1,000,531
New York State Dormitory Authority RB Refunding for State of New York Personal Income Tax Revenue Series 2015 E (Aa2/AA+)
20,000,000	3.250	03/15/2035	19,331,072
New York State Energy Research & Development Authority Pollution Control RB 2004 Series C (A-/A-) (PUTABLE)(a)(b)(c)
17,000,000	2.568	07/03/2023	16,906,468
New York State Energy Research & Development Authority RB Refunding for Central Hudson Gas & Electric Corp. Projects Series 1999 B (AMT) (AMBAC) (Baa1/A-)(a)
27,750,000	6.528	07/01/2034	27,750,000
New York State Housing Finance Agency 2021 Series J-2 (SONYMA HUD SECT 8) (NR/NR)(a)(b)
3,710,000	1.100	05/01/2027	3,305,905
New York State Housing Finance Agency Affordable Housing 2022 Series D-2 (NR/Aa2)(a)(b)
22,000,000	3.100	11/01/2027	21,505,099
New York State Housing Finance Agency Affordable Housing RB 2022 Series F-2 (Aa2/NR)(a)(b)
18,000,000	3.850	05/01/2027	18,129,605
New York State Housing Finance Agency RB Series 2021 D-2 (SONYMA) (Aa2/NR)(a)(b)
8,500,000	0.650	11/01/2025	7,775,809
New York State Housing Finance Agency RB Series 2021 E-2 (SONYMA) (Aa2/NR)(a)(b)
5,000,000	0.650	11/01/2025	4,548,933
New York State Thruway Authority Personal Income Tax RB Series 2021A-1 (NR/AA+)
40,000,000	5.000	03/15/2028	44,548,204

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
New York State Thruway Authority Personal Income Tax RB Series 2022A (NR/AA+)
$11,920,000	5.000%	03/15/2028	$ 13,275,365
New York Transportation Development Corp. for Terminal 4 John F. Kennedy International Airport Project Special Facilities RB Series 2022 (NR/NR)
9,360,000	5.000	12/01/2026	9,793,308
12,000,000	5.000	12/01/2027	12,615,797
New York Transportation Development Corp. RB for Delta Air Lines, Inc. Series 2018 (AMT) (Baa3/NR)
5,300,000	5.000	01/01/2023	5,300,000
13,975,000	5.000	01/01/2024	14,064,043
8,000,000	5.000	01/01/2025	8,070,071
3,425,000	5.000	01/01/2026	3,471,516
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 A (AMT) (Baa1/NR)
1,250,000	5.000	12/01/2024	1,283,663
New York Transportation Development Corp. RB Refunding for JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
1,300,000	5.000	12/01/2027	1,380,451
New York Transportation Development Corp. Special Facilities Bonds for Laguardia Airport Terminal B Redevelopment Project Series 2016A (NR/NR)
6,150,000	5.000	07/01/2041	5,982,443
New York Transportation Development Corp. Special Facilities Bonds Series 2016A (AMT) (NR/NR)
14,275,000	5.250	01/01/2050	13,871,973
New York Transportation Development Corp. Special Facilities RB for Laguardia Airport Terminal B Redevelopment Project Series 2018 (NR/NR)
4,975,000	5.000	01/01/2028	5,073,836
New York City Transitional Finance Authority Future Tax Secured Subordinate Bonds Fiscal 2015 Series B Tax Exempt Bonds (AAA/Aa1)
6,655,000	5.000	08/01/2039	6,803,208
Onondaga County IDA Multifamily Housing RB for Baldwinsville Senior Housing Preservation Project Series 2022 (NR/NR)(a)(b)
7,087,000	4.000	12/01/2023	7,104,279
Orange County Funding Corp. Tax Exempt Revenue Refunding Bonds for Mount Saint Mary College Project Series 2022A (NR/NR)
1,020,000	5.000	07/01/2025	1,033,654
1,080,000	5.000	07/01/2026	1,099,251
1,090,000	5.000	07/01/2027	1,112,412
Port Authority of New York & New Jersey Consolidated Bonds 177th Series (A+/A+)
2,715,000	4.000	07/15/2031	2,715,959
Port Authority of New York Consolidated Bonds 185th Series (AMT) (Aa3/AA-)
2,495,000	5.000	09/01/2028	2,546,255
Port Authorty of New York Consolidated Bonds 227th Series (Aa3/A+)
17,380,000	3.000	10/01/2028	16,978,392

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
New York – (continued)
State of New York Dormitory Authority Northwell Health Obligated Group RB Series 2019B-3 (A-/A3)(a)(b)
$6,375,000	5.000%	05/01/2026	$ 6,678,421
State of New York Dormitory Authority Personal Income Tax RB Series 2020A (Aa1/NR)
24,620,000	5.000	03/15/2025	25,926,618
State of New York Dormitory Authority RB for St. Joseph’s College Series 2020A (NR/NR)
1,070,000	5.000	07/01/2027	1,125,298
State of New York Dormitory Authority Wagner College RB Series 2022 (NR/NR)
675,000	5.000	07/01/2026	700,511
705,000	5.000	07/01/2027	737,576
740,000	5.000	07/01/2028	780,104
Suffolk Tobacco Asset Securitization Settlement Asset Backed Bonds Series 2021B-1 (A/NR)
420,000	0.450	06/01/2031	413,951
Triborough Bridge & Tunnel Authority General RB Series 2012A (AA-/AA-)
5,000,000	4.000	11/15/2036	5,000,730
Triborough Bridge & Tunnel Authority General Revenue Variable Rate Refunding Bonds Subseries 2005B-4A (AA-/AA-)(b)(d)
(SOFR + 0.38%)
6,430,000	3.261	02/01/2024	6,354,375
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Bonds Series 2021C (NR/AA+)(a)(b)
40,900,000	5.000	05/15/2026	43,467,240
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Green Bonds Series 2022E (NR/AA+)
16,915,000	5.000	11/15/2027	18,659,762
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2013 (NR/NR)
1,350,000	5.000	01/01/2028	1,350,000
Westchester County Local Development Corp. Revenue Refunding Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
275,000	5.000	01/01/2027	281,178

			803,874,357

North Carolina – 2.1%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E (AA-/NR)(a)(b)
6,500,000	0.800	10/31/2025	6,121,770
Charlotte-Mecklenburg Hospital Authority Variable Rate Health Care RB for Atrium Health Series 2021B (Aa3/AA-) (PUTABLE)(a)(b)(c)
24,390,000	4.891	12/02/2024	25,295,394
City of Charlotte Water & Sewer System Refunding RB Series 2015 (Aaa/AAA)
10,000,000	5.000	07/01/2027	10,587,994
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019A (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
425,000	2.000	10/01/2024	408,960

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
North Carolina – (continued)
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue Refunding Bonds Series 2019B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
$450,000	2.000%	10/01/2024	$ 433,016
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2019 C (AMT) (Baa2/BBB) (PUTABLE)(a)(b)(c)
2,150,000	2.100	10/01/2024	2,072,425
Columbus County Industrial Facilities and Pollution Control Financing Authority RB Refunding for International Paper Co. Series 2020 A (NR/BBB) (PUTABLE)(a)(b)(c)
4,550,000	1.375	06/16/2025	4,241,598
County of Wake GO Public Improvement Bonds Series 2022A (Aaa/AAA)
7,555,000	5.000	02/01/2025	7,917,735
Greater Ashville Regional Airport Authority Airport System RB Series 2022A (AMT) (AA/Baa2)
750,000	5.000	07/01/2027	796,085
1,000,000	5.000	07/01/2028	1,068,978
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2015B (Aa1/NR)(b)
56,695,000	5.000	10/01/2025	60,103,696
North Carolina Capital Facilities Finance Agency RB Refunding for High Point University Series 2021 (NR/A-)
275,000	5.000	05/01/2026	291,089
State of North Carolina Limited Obligation Bonds Series 2020B (Aa1/AA+)
13,610,000	5.000	05/01/2026	14,642,577

			133,981,317

North Dakota – 0.6%
Cass County Joint Water Resource District GO Bonds Series 2021 A (Aa3/NR)
18,895,000	0.480	05/01/2024	17,960,257
City of Grand Forks Health Care System RB for Altru Health System Series 2021 (Baa2/NR)
2,000,000	5.000	12/01/2028	2,141,655
City of Grand Forks RB Refunding for Altru Health System Obligated Group Series 2021 (Baa2/NR)
125,000	5.000	12/01/2024	128,389
165,000	5.000	12/01/2025	171,615
225,000	5.000	12/01/2026	236,671
City of Horace Temporary Refunding Improvement Bonds Series 2022A (Baa2/NR)
5,725,000	3.250	08/01/2024	5,684,784
City of Horace Temporary Refunding Improvement Bonds Series 2022B (Baa2/NR)
5,375,000	4.000	01/01/2025	5,348,980
City of Williston Airport RB Series 2018 (A+/NR)(b)
1,655,000	5.000	11/01/2023	1,682,282
2,000,000	4.000	11/01/2023	2,016,803

			35,371,436

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – 2.1%
Akron Bath Copley Joint Township Hospital District RB Refunding for Summa Health System Obligated Group Series 2020 (WR/NR)
$125,000	5.000%	11/15/2025	$ 130,134
175,000	5.000	11/15/2026	184,498
American Municipal Power RB for Prairie State Energy Campus Project Refunding Series 2019B (A1/A)
1,255,000	5.000	02/15/2024	1,280,341
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1 (A1/A+)(a)(b)
20,000,000	5.000	08/03/2027	21,261,830
Buckeye Tobacco Settlement Financing Authority RB Refunding for Senior Asset-Backed Bonds Series 2020 A-1 Class 1 (NR/A)
7,500,000	1.809	06/01/2025	6,895,060
County of Cuyahoga Hospital RB Series 2017 (Baa3\BBB-)
2,200,000	5.000	02/15/2037	2,251,455
County of Cuyahoga OH RB Series 2017 (BBB-/Baa3)
3,000,000	5.000	02/15/2024	3,051,329
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth System Series 2017 (Baa3/BBB-)
1,750,000	5.000	02/15/2023	1,752,673
1,500,000	5.000	02/15/2025	1,548,697
Lancaster Port Authority Gas Supply Revenue Refunding Bonds Series 2019 (NR/NR)(a)(b)
12,140,000	5.000	02/01/2025	12,345,965
Ohio Air Quality Development Authority Air Quality Development Refunding Bonds for Duke Energy Corp. Project Series 2022B (NON-AMT) (BBB/NR) (PUTABLE)(a)(b)(c)
6,500,000	4.000	06/01/2027	6,474,153
3,750,000	4.250	06/01/2027	3,739,623
Ohio Air Quality Development Authority Collateralized Air Quality Revenue Refunding Bonds for Dayton Power and Light Company Project 2015 Series A (AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
15,250,000	4.250	06/01/2027	15,207,800
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 A (Ba1/NR)
1,075,000	2.875	02/01/2026	1,025,015
Ohio Air Quality Development Authority RB for Ohio Valley Electric Corp. Series 2009 D (Ba1/NR)
2,695,000	2.875	02/01/2026	2,569,687
Ohio Air Quality Development Authority RB Refunding for American Electric Power Co., Inc. Series 2005 A (AMT) (NR/BBB+) (PUTABLE)(a)(b)(c)
3,750,000	2.100	10/01/2024	3,602,894
Ohio Air Quality Development Authority Revenue Refunding Bonds Series 2014D (BBB+/NR) (PUTABLE)(a)(b)(c)
5,000,000	1.900	10/01/2024	4,792,134
Ohio Higher Educational Facility Commission RB for University of Dayton RMKT 08/04/06 Series 2003 B (FGIC) (A2/A+)(d)
	(MUNI-CPI + 1.12%)
165,000	9.662	12/01/2023	169,391

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Ohio – (continued)
Ohio Higher Educational Facility Commission RB for University of Dayton Series 2006 A (AMBAC) (A2/A+)(d)
	(MUNI-CPI + 1.12%)
$480,000	9.662%	12/01/2023	$ 492,775
Ohio Higher Educational Facility Commission RB Refunding for Xavier University Series 2020 (A3/NR)
650,000	5.000	05/01/2026	688,028
Ohio State RB Refunding for Premier Health Partners Obligated Group Series 2020 (Baa1/NR)
140,000	5.000	11/15/2024	143,641
280,000	5.000	11/15/2025	291,734
Ohio Water Development Authority Drinking Water Assistance Fund RB Series 2016 (Aaa/AAA)
4,080,000	4.000	12/01/2033	4,228,395
State of Ohio Common Schools GO Bonds Series 2017A (AA+/Aa1)
6,245,000	5.000	03/15/2037	6,371,674
State of Ohio Common Schools GO Refunding Bonds Series 2020B (Aa1/AA+)
10,205,000	5.000	09/15/2024	10,598,106
State of Ohio Higher Educational Facility Revenue Refunding Bonds Series 2021B (AA-/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000	3.360	12/01/2026	4,213,012
State of Ohio Hospital RB Series 2018D (A/NR)(a)(b)
11,775,000	4.891	09/15/2023	11,932,506
State of Ohio Infrastructure Improvement GO Refunding Bonds Series 2022C (Aa1/AA+)
2,075,000	4.000	09/01/2025	2,151,027
1,500,000	4.000	09/01/2026	1,574,180

			130,967,757

Oklahoma – 0.8%
City of Tulsa GO Bonds Series 2021 (AA/NR)
9,300,000	1.000	11/01/2026	8,397,003
Independent School District Combined Purpose GO Bonds Series 2020B (AA/NR)
7,300,000	2.000	08/01/2024	7,167,394
Independent School District Combined Purpose GO Bonds Series 2021B (AA/NR)
13,125,000	1.000	09/01/2025	12,220,609
Independent School District GO Combined Purposed Bonds Series 2021 (AA+/NR)
8,840,000	1.250	06/01/2026	8,171,902
Oklahoma County Independent School District Combined Purpose GO Bonds Series 2020A (AA/NR)
16,520,000	1.250	07/01/2024	15,879,310
Oklahoma Development Finance Authority Health System RB Series 2018B (BB+/NR)
500,000	5.000	08/15/2023	496,723
500,000	5.000	08/15/2024	493,436

			52,826,377

Oregon – 0.4%
Asante Health System Obligated Group Revenue Refunding Bonds Series 2020A (NR/A+)
500,000	5.000	08/15/2025	523,949

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Oregon – (continued)
Forest Grove Oregon Student Housing RB Refunding for Oak Tree Foundation Project Series 2017 (NR/BBB-)
$385,000	5.000%	03/01/2023	$ 385,682
200,000	5.000	03/01/2024	202,163
200,000	5.000	03/01/2025	203,630
Multnomah County Hospital Facilities Authority Refunding RB for Adventist Health System Series 2019 (A/NR)(a)(b)
8,845,000	4.972	03/01/2025	8,906,202
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series A (BBB+/NR)
400,000	5.000	10/01/2024	411,163
125,000	5.000	10/01/2026	132,034
State of Oregon Business Development Commission Recovery Zone Facility Bonds Series 232 (A+/NR) (PUTABLE)(a)(b)(c)
13,050,000	2.348	08/14/2023	12,948,676
State of Oregon GO Bonds 2021 Series H (AA+/AA+)
1,330,000	1.000	08/01/2026	1,227,159

			24,940,658

Pennsylvania – 3.4%
Allegheny County Higher Education Building Authority for Carnegie Mellon University for RB Series 2022A (NR\AA)(b)(d)
	(SOFR + 0.29%)
5,330,000	3.307	08/01/2027	5,117,792
Allegheny County Hospital Development Authority RB Refunding for Allegheny Health Network Obligated Group Series 2018 A (NR/A)
4,000,000	5.000	04/01/2024	4,095,255
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (Baa3/NR)
600,000	5.000	05/01/2028	627,209
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds Series 2022 (NR/Baa3)
500,000	5.000	05/01/2025	514,231
Bucks County Industrial Development Authority RB Refunding for Pennswood Village Obligated Group Series 2018 A (NR/NR)
760,000	5.000	10/01/2023	764,622
City of Philadelphia Airport Revenue Refunding Bonds Series 2017B (AMT) (A-/A2)
9,290,000	5.000	07/01/2025	9,622,755
City of Philadelphia Airport Revenue Refunding Bonds Series 2021 (AMT) (A2/NR)
5,750,000	5.000	07/01/2026	6,026,702
7,100,000	5.000	07/01/2027	7,530,212
City of Philadelphia Gas Works Revenue Refunding Bonds 13th Series (A/A3)
2,000,000	5.000	08/01/2030	2,084,713
City of Philadelphia GO Refunding Bonds Series 2015A (A/A2)
1,905,000	5.000	08/01/2025	2,009,819
Commonwealth Financing Authority Tobacco Master Settlement Payment RB Series 2018 (A1/A)
2,270,000	5.000	06/01/2023	2,284,605
Commonwealth Financing Authorty RB Series 2015 (AGM) (A1/AA)
3,000,000	5.000	06/01/2025	3,147,410

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
County of Westmoreland GO Bonds Tax Exempt 2013 Series A (NR/NR)
$55,000	5.000%	12/01/2024	$ 55,491
Cumberland County Municipal Authority RB Refunding for Messiah College Series 2020 SS3 (NR/A-)
2,195,000	2.345	11/01/2026	1,979,663
Delaware County Authority RB Refunding for Neumann University Series 2020 (NR/BBB)
235,000	5.000	10/01/2023	236,113
Delaware River Port Authority Port District Project Refunding Bonds Series 2022 (A3/A)
1,000,000	5.000	01/01/2025	1,043,256
1,050,000	5.000	01/01/2026	1,119,577
1,000,000	5.000	01/01/2027	1,083,876
Delaware Valley Regional Finance Authority Local Government RB 2022 Series B (A1\A+)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000	3.530	03/01/2026	17,558,020
Delaware Valley Regional Finance Authority Local Government RB 2022 Series C (NR\A+)(b)(d)
	(SOFR + 0.49%)
13,580,000	3.378	03/01/2027	12,774,720
General Authority of Southcentral Pennsylvania RB Series 2019B (NR/AA-)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.60%)
15,000,000	3.730	06/01/2024	14,948,202
Hospitals & Higher Education Facilities Authority of Philadelphia Hospital RB Series 2017 (BBB/BBB)
1,750,000	5.000	07/01/2023	1,760,351
Lehigh County General Purpose Authority RB Refunding for The Good Shepherd Obligated Group Series 2021 A (NR/A-)
735,000	4.000	11/01/2024	741,408
525,000	4.000	11/01/2025	532,658
570,000	4.000	11/01/2026	581,019
Lehigh County IDA Pollution Control Revenue Refunding Bonds for PPL Electric Utilities Corp. Project Series 2016B (NON-AMT) (NR/A+)
19,615,000	2.625	02/15/2027	19,009,342
Monroeville Finance Authority UPMC RB Series 2022B (A/A2)
400,000	5.000	02/15/2024	408,165
Montgomery County Higher Education & Health Authority RB Refunding for Thomas Jefferson University Obligated Group Series 2019 (A2/A)
650,000	5.000	09/01/2024	667,681
Pennsylvania Economic Development Financing Authority Pollution Control Revenue Refunding Bonds Series 2008 (NON-AMT) (A/NR)
25,180,000	0.400	10/01/2023	24,436,928
Pennsylvania Economic Development Financing Authority RB Refunding for Presbyterian Homes Obligated Group Series 2021 (NR/NR)
1,600,000	4.000	07/01/2030	1,535,794

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2009 (A-/A-2/NR) (PUTABLE)(a)(b)(c)
$14,680,000	0.950%	12/01/2026	$ 12,720,797
Pennsylvania Economic Development Financing Authority Solid Waste Disposal RB Series 2019A (A-/A-2/NR)(a)(b)
6,500,000	1.712	08/01/2024	6,209,222
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Refunding RB Series 2021B (A-/A-2/NR)(a)(b)
7,440,000	1.100	11/02/2026	6,504,352
Pennsylvania Economic Development Financing Authority UPMC RB Series 2013A (A/A)
2,040,000	5.000	07/01/2038	2,044,169
Pennsylvania Economic Financing Development Authority Sewage Sludge Disposal Revenue Refunding Bonds Series 2020 (NR/BBB+)
370,000	3.000	01/01/2023	370,000
430,000	3.000	01/01/2024	428,547
505,000	3.000	01/01/2025	498,052
615,000	4.000	01/01/2026	620,175
Pennsylvania Turnpike Commission RB Series 2018 B (A1/NR)(d)
(SIFMA Municipal Swap Index Yield + 0.70%)
11,750,000	3.830	12/01/2023	11,750,757
Pennsylvania Turnpike Commission Revenue Refunding Bonds Motor License Fund Enhanced Turnpike Subordinate Special Revenue Refunding Bonds 1st Series 2016 (NR/A1)
1,875,000	5.000	12/01/2026	2,033,496
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B (A1/NR)
155,000	5.000	12/01/2025	165,100
135,000	5.000	12/01/2026	146,412
185,000	5.000	12/01/2027	204,325
Philadelphia Authority for Industrial Development University Refunding RB Series 2020C (A-/NR)
535,000	4.000	11/01/2024	541,556
Philadelphia School District GO Bonds Series 2019A (ST AID WITHHLDG) (NR/A+)
845,000	5.000	09/01/2023	854,822
Pittsburgh Water & Sewer Authority System First Lien Revenue Refunding Bonds Series 2017C (AGM) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
11,605,000	3.780	12/01/2023	11,593,441
Southeastern Pennsylvania Transportation Authority RB for Asset Improvement Program Series 2022 (Aa3/NR)
495,000	5.000	06/01/2024	510,341
570,000	5.000	06/01/2025	600,049
750,000	5.000	06/01/2026	806,233
500,000	5.000	06/01/2027	547,726
State Public School Building Authority School Lease Revenue Refunding Bonds for Philadelphia School District Project Series 2016A (Baa3/AA)
2,525,000	5.000	06/01/2031	2,665,408

Principal Amount	Interest Rate		Maturity Date	Value

Municipal Bonds – (continued)
Pennsylvania – (continued)
Susquehanna Area Regional Airport Authority Airport System RB (NR/Baa3)
$3,050,000	5.000%		01/01/2027	$ 3,050,000
The Berks County Municipal Authority RB Refunding for Tower Health Obligated Group Series 2020 A (NR/BB-)
1,400,000	5.000		02/01/2023	1,396,389
450,000	5.000		02/01/2024	438,638
Westmoreland County IDA Health System Tax Exempt RB Series 2020A (NR/NR)
350,000	4.000		07/01/2023	350,212
450,000	4.000		07/01/2024	451,772
575,000	4.000		07/01/2025	578,572
625,000	4.000		07/01/2026	629,597

				213,007,749

Puerto Rico – 1.9%
Puerto Rico Commonwealth GO Bonds (NR\NR)*(a) (g) (i)
2,991,497	0.000		11/01/2043	1,308,780
Puerto Rico Commonwealth GO Restructured Bonds Series 2022 A-1 (NR\NR)
253,518	5.250		07/01/2023	253,518
151,061	0.000	(f)	07/01/2024	140,007
505,630	5.375		07/01/2025	509,441
501,051	5.625		07/01/2027	510,504
492,922	5.625		07/01/2029	504,364
478,771	5.750		07/01/2031	495,034
584,255	0.000	(f)	07/01/2033	315,825
454,000	4.000		07/01/2033	393,645
408,086	4.000		07/01/2035	343,441
350,245	4.000		07/01/2037	286,524
476,200	4.000		07/01/2041	372,864
495,242	4.000		07/01/2046	371,276
Puerto Rico Electric Power Authority RB Refunding Series 2007 UU (AGM) (A2/AA)(d)
	(3M USD LIBOR + 0.52%)
55,400,000	3.705		07/01/2029	49,844,145
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2018 A-1 (NR/NR)(f)
16,644,000	0.000		07/01/2024	15,525,836
34,314,000	0.000		07/01/2027	27,760,630
15,126,000	0.000		07/01/2029	11,022,983
1,902,000	0.000		07/01/2031	1,239,004
732,000	0.000		07/01/2033	425,807
4,705,000	0.000		07/01/2046	1,159,273
3,833,000	0.000		07/01/2051	689,998
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,862,000	4.329		07/01/2040	1,677,361
56,000	4.536		07/01/2053	47,743
747,000	4.784		07/01/2058	648,090

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Restructured RB Series 2018 A-1 (NR/NR)
$362,000	4.500%	07/01/2034	$ 341,498
183,000	4.550	07/01/2040	167,888
1,345,000	4.750	07/01/2053	1,188,909
3,400,000	5.000	07/01/2058	3,086,962

			120,631,350

Rhode Island – 0.1%
City of Providence GO Refunding Bonds 2021 Series A (BBB+/NR)
425,000	5.000	01/15/2023	425,187
400,000	5.000	01/15/2024	406,657
440,000	5.000	01/15/2025	456,589
450,000	5.000	01/15/2026	474,940
State of Rhode Island GO Bonds Consolidated Capital Development Loan Series 2022 A (Aa2/AA)
2,100,000	5.000	08/01/2025	2,224,684
2,210,000	5.000	08/01/2026	2,391,989

			6,380,046

South Carolina – 0.1%
Patriots Energy Group Financing Agency Gas Supply RB Series 2018A (NR/NR)(a)(b)
1,500,000	3.913	02/01/2024	1,498,676
Piedmont Municipal Power Agency Electric RB Series 2015A (A-/A3)
3,000,000	5.000	01/01/2026	3,109,252
South Carolina Public Service Authority Revenue Obligations Tax Exempt Refunding Series 2021A (A/A-)
625,000	5.000	12/01/2026	665,164
Spartanburg Regional Health Services District Hospital RB Series 2020A (AGM) (AA/NR)
835,000	5.000	04/15/2024	855,464
925,000	5.000	04/15/2025	967,701
700,000	5.000	04/15/2027	758,806

			7,855,063

Tennessee – 0.7%
City of Knowville GO Bonds Series 2021 (NR/AAA)
12,170,000	5.000	05/01/2024	12,527,670
City of Memphis GO Bonds Series 2018 (Aa2/AA)
8,405,000	5.000	06/01/2028	9,046,172
City of Memphis Sanitary Sewage System Revenue Refunding Bonds Series 2018 (Aa2/AA+)
2,245,000	4.000	10/01/2035	2,283,106
County of Knox Health, Educational & Housing Board Collateralized Multifamily Housing Bonds for Westview Towers Project Series 2022 (NR/AA+) (PUTABLE)(a)(b)(c)
3,500,000	3.950	12/01/2025	3,520,361
Hamilton County GO Refunding Bonds Series 2015B (Aaa/AAA)
1,000,000	4.000	03/01/2025	1,028,942
Metropolitan Nashville Airport Authority Airport Improvement RB Series 2022B (A1/NR)
1,700,000	5.000	07/01/2026	1,788,660
1,525,000	5.000	07/01/2027	1,618,706
1,050,000	5.000	07/01/2028	1,122,427

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Tennessee – (continued)
Montgomery County GO Bonds Series 2022A (AA/Aa2)
$4,850,000	5.000%	04/01/2027	$ 5,306,743
Town of Greeneville Health and Educational Facilities Board Hospital RB for Ballad Health Series 2018A (A3/A-)
1,555,000	5.000	07/01/2025	1,563,291
Williamson County GO Public Improvement and School Bonds Series 2018 (NR/Aaa)
3,475,000	5.000	04/01/2025	3,654,966

			43,461,044

Texas – 9.6%
Arlington Higher Education Finance Corp. RB for Riverwalk Education Foundation, Inc. Series 2019 (PSF-GTD) (NR/AAA)
475,000	5.000	08/15/2025	500,811
Austin Convention Enterprises, Inc. Convention Center Hotel Second Tier RB Refunding Series 2017 B (NR/B)
750,000	5.000	01/01/2023	750,000
Baytown Municipal Development District Combination Limited Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
1,440,000	5.000	10/01/2038	1,533,336
Bexar County Housing Finance Corp. RB Refunding for Westcliffe Housing Foundation, Inc. Series 2004 (Aa1/NR)
175,000	3.750	02/01/2035	175,020
Central Texas Regional Mobility Authority RB Refunding Senior Lien Series 2020 B (A3/A-)
250,000	5.000	01/01/2025	258,747
240,000	5.000	01/01/2026	252,300
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2017 (Aa2/AA)
2,020,000	5.000	11/15/2025	2,153,531
City of Austin Water & Wastewater System Revenue Refunding Bonds Series 2022 (NR/AA)
2,150,000	5.000	11/15/2024	2,240,287
1,000,000	5.000	11/15/2025	1,066,104
1,000,000	5.000	11/15/2026	1,085,534
1,500,000	5.000	11/15/2027	1,655,371
City of Celina Special Assessment Bonds for The Lake at Mustang Ranch Public Improvement District Phase#1 Project Series 2020 (BAM) (NR/AA)
280,000	4.000	09/01/2023	280,575
305,000	4.000	09/01/2025	311,904
320,000	4.000	09/01/2026	329,641
335,000	4.000	09/01/2027	346,325
350,000	4.000	09/01/2028	361,963
City of Dallas Housing Finance Corp. Multifamily Housing RB for Highpoint at Wynnewood Series 2022 (NR/NR)(a)(b)
2,900,000	3.500	02/01/2026	2,886,506
City of Denton Independent School District Variable Rate UT Bonds Series 2014-B (NR\AAA)(a)(b)
4,320,000	2.000	08/01/2024	4,211,674
City of Denton Independent School District Variable Rate UT Building Bonds Series 2014-B (CASH) (NR\NR) (PUTABLE)(a)(b)(c)
680,000	2.000	08/01/2024	672,474

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment Refunding for Williamsburg Public Improvement District No. 1 Project Series 2019 (BAM) (NR/AA)
$135,000	4.000%	08/15/2023	$ 135,229
140,000	4.000	08/15/2024	140,993
City of Hackberry Special Assessment RB Refunding for Hackberry Public Improvement District No. 3 Phases No. 13-16 Project Series 2017 (NR/NR)(f)
70,000	0.000	09/01/2023	67,970
City of Hackberry Special Assessment RB Refunding for Hidden Cove Public Improvement District No. 2 Project Series 2017 (NR/BBB-)
405,000	4.000	09/01/2023	406,646
City of Houston Combined Utility System First Lien Revenue Refunding Bonds Series 2014C (Aa2/AA)
6,550,000	5.000	05/15/2027	6,737,125
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019 (NR/BBB+)
75,000	5.000	08/15/2023	75,400
City of Lavon Heritage Public Improvement District No. 1 Special Assessment Refunding Series 2021 (BAM) (NR/AA)
310,000	3.000	09/15/2024	310,023
320,000	3.000	09/15/2025	320,486
City of Mclendon-Chisholm Special Assessment Refunding Bonds Sonoma Public Improvement District Series 2020 (BAM) (NR/AA)
285,000	4.000	09/15/2025	291,641
295,000	4.000	09/15/2026	303,447
305,000	4.000	09/15/2027	316,043
320,000	4.000	09/15/2028	333,180
City of Princeton Special Assessment RB for Brookside Public Improvement District Series 2021 (NR/NR)(e)
109,000	2.500	09/01/2026	98,924
City of Sachse Special Assessment RB for Sachse Public Improvement District Project Series 2022 (NR/NR)(e)
159,000	5.000	09/15/2028	159,708
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015A (A+/AA-)(a)(b)
27,875,000	1.750	12/01/2024	27,123,852
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2015C (A+/AA-)(a)(b)
36,630,000	1.750	12/01/2024	35,576,884
City of San Antonio Electric & Gas Systems Variable Rate Junior Lien Revenue Refunding Bonds Series 2020 (A+/AA-)(a)(b)
10,750,000	1.712	12/01/2025	10,215,057
City of San Antonio Electric and Gas Systems Fixed and Variable Rate Junior Lien Revenue Refunding Bonds Series 2022 (Aa3\A+)(a)(b)
12,000,000	2.000	12/01/2027	11,260,765
City of San Antonio Water System Variable Rate Junior Lien RB Series 2013F (AA/NR)(a)(b)
20,000,000	1.000	11/01/2026	17,795,850
City of San Antonio Water System Variable Rate Junior Lien RB Series 2019A (AA/AA)(a)(b)
15,000,000	2.625	05/01/2024	14,930,289

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Clear Creek Independent School District GO Bonds RMKT 08/14/20 Series 2013 B (PSF-GTD) (NR/AAA)(a)(b)
$15,000,000	0.500%	08/15/2023	$ 14,679,111
Cypress Fairbanks Independent School District UT Refunding Bonds Series 2015 (Aa1/AAA)
8,645,000	4.000	02/15/2034	8,787,575
Denton County Permanent Improvement Refunding Bonds Series 2016 (Aaa/AAA)
2,000,000	4.000	07/15/2033	2,044,643
Ector County Hospital District GO Refunding Bonds Series 2020 (Baa2/BBB-)
425,000	5.000	09/15/2023	428,365
450,000	5.000	09/15/2024	457,352
450,000	5.000	09/15/2025	461,125
620,000	5.000	09/15/2026	640,984
Fort Bend Independent School District GO Bonds Series 2020 B (PSF-GTD) (NR/AAA)(a)(b)
6,105,000	0.875	08/01/2025	5,703,549
Goose Creek Consolidated Independent School District GO Bonds RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)(a)(b)
4,000,000	0.600	08/17/2026	3,666,056
Gulfgate Redevelopment Authority Tax Allocation Refunding for City of Houston TX Reinvestment Zone No. 8 Series 2020 (AGM) (NR/AA)
300,000	4.000	09/01/2024	302,543
Hale Center Education Facilities Corp. Revenue Improvement and Revenue Refunding Bonds Series 2022 (NR\BBB+)
500,000	5.000	03/01/2023	500,870
450,000	5.000	03/01/2024	456,749
475,000	5.000	03/01/2025	486,574
675,000	5.000	03/01/2026	697,617
990,000	5.000	03/01/2027	1,029,178
Harris County Cultural Education Facilities Finance Corp. Hospital Revenue Refunding Bonds for Memorial Hermann Health System Series 2020C (A1/A+)(a)(b)
8,260,000	5.000	12/01/2024	8,533,409
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Baylor College of Medicine Series 2020 (NR/A)
500,000	1.841	11/15/2024	472,736
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Memorial Hermann Health System Series 2013 B (A1/A+)(d)
(SIFMA Municipal Swap Index Yield + 1.05%)
5,685,000	4.180	06/01/2024	5,714,390
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Children’s Hospital Obligated Group Series 2019 B (Aa2/AA)(a)(b)
23,835,000	5.000	10/01/2024	24,573,697
Harris County Cultural Education Facilities Finance Corp. RB Refunding for Texas Medical Center Obligated Group Series 2019 B (A1/AA-)(a)(b)
8,940,000	0.900	05/15/2025	8,283,383

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Harris County Toll Road RB Refunding Senior Lien Series 2007 B (AMBAC) (Aa1/AA-)(d)
	(3M USD LIBOR + 0.67%)
$45,255,000	3.756%	08/15/2035	$ 41,248,014
Hickory Creek Texas Special Assessment RB for Public Improvement District No. 1 Series 2017 (NR/BBB-)
95,000	3.000	09/01/2023	94,755
Houston Independent School District Variable Rate LT Schoolhouse Bonds Series 2014A-2 (PSF-GTD) (Aaa/AAA)(a)(b)
10,000,000	3.500	06/01/2025	9,889,961
Hunt Memorial Hospital District Charitable Health GO Refunding Bonds Series 2020 (A2/BBB+)
325,000	5.000	02/15/2023	325,515
275,000	5.000	02/15/2024	279,253
Klein Independent School District UT Refunding Bonds Series 2016A (Aa1/AAA)
2,805,000	4.000	08/01/2034	2,849,632
Leander Independent School District School Building Capital Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)(b)(f)
12,000,000	0.000	08/15/2024	4,177,927
Leander Independent School District UT School Building Bonds Series 2014 C (NR/NR)(b)(f)
4,175,000	0.000	08/15/2024	1,923,185
Leander Independent School District UT School Building Bonds Series 2022 (NR/AAA)
1,200,000	5.000	08/15/2024	1,244,128
1,200,000	5.000	08/15/2025	1,272,371
1,145,000	5.000	08/15/2026	1,239,014
1,000,000	5.000	08/15/2027	1,101,852
Love Field Airport Modernization Corp. General Airport Revenue Refunding Bonds Series 2021 (NR/A)
3,615,000	5.000	11/01/2026	3,793,497
Lower Colorado River Authority Transmission Contract Refunding RB for LCRA Transmission Services Corp. Project Series 2022A (NR/NR)
500,000	5.000	05/15/2024	513,066
250,000	5.000	05/15/2025	261,111
1,000,000	5.000	05/15/2026	1,063,758
680,000	5.000	05/15/2027	735,260
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Central Power & Light Co. Project Series 1996 (AMT) (Baa2/A-) (PUTABLE)(a)(b)(c)
3,375,000	0.900	09/01/2023	3,313,099
North Texas Tollway Authority System Revenue Refunding Bonds Second Tier Bonds Series 2022B (A2/A+)
10,000,000	5.000	01/01/2025	10,379,327
4,000,000	5.000	01/01/2026	4,233,129
Northside Independent School District UT Refunding Bonds Series 2016 (NR/Aa1)
2,390,000	5.000	06/15/2027	2,573,602
Northside Independent School District Variable Rate UT School Building Bonds Series 2020 (PSF-GTD) (NR/AAA)(a)(b)
32,150,000	0.700	06/01/2025	30,299,234

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Northwest Independent School District UT School Building Bonds Series 2022A (Aa2/NR)
$1,705,000	5.000%	02/15/2024	$ 1,744,707
Pasadena Independent School District Variable Rate UT School Building Bonds (PSF-GTD) (AAA/NR)(a)(b)
3,845,000	1.500	08/15/2024	3,760,368
San Antonio Housing Trust Public Facility Corp. Multifamily Housing RB for Country Club Village Series 2022 (NR/NR) (PUTABLE)(a)(b)(c)
3,625,000	4.000	08/01/2025	3,677,185
Southwest Houston Redevelopment Authority Tax Increment Contract RB Series 2020 (AGM) (AA/NR)
300,000	5.000	09/01/2025	313,299
Spring Branch Independent School District UT Schoolhouse Bonds Series 2022 (Aa1/AAA)
4,520,000	5.000	02/01/2024	4,625,686
3,905,000	5.000	02/01/2025	4,087,646
1,110,000	5.000	02/01/2026	1,187,177
1,000,000	5.000	02/01/2027	1,089,518
Tarrant County Cultural Education Facilities Finance Corp Hospital RB Taxable Series 2021 (AGM) (AA/NR)
700,000	1.356	09/01/2024	660,492
600,000	1.386	09/01/2025	546,046
Tarrant County Cultural Education Facilities Finance Corp. Hospital RB for Baylor Scott & White Health Project Series 2022E (Aa3/AA-)(a)(b)
4,045,000	5.000	05/15/2026	4,270,652
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2006 B (A2/A-)(d)
	(3M USD LIBOR + 0.70%)
6,925,000	3.895	12/15/2026	6,848,892
Texas Municipal Gas Acquisition & Supply Corp. II RB Series 2007 B (A2/A-)(d)
	(SIFMA Municipal Swap Index Yield + 0.55%)
7,535,000	3.680	09/15/2027	7,303,576
Texas Municipal Gas Acquisition and Supply Corp. II RB for LIBOR Index Rate Series 2012 C (A2/A-)(d)
	(3M USD LIBOR + 0.69%)
109,575,000	3.838	09/15/2027	107,419,682
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply Revenue Refunding Bonds Series 2021 (NR/BBB+)
5,715,000	5.000	12/15/2028	5,930,204
Texas Municipal Gas Acqusition & Supply Corp Gas Supply Revenue Refunding Bonds Series 2021 (BBB+/NR)
2,450,000	5.000	12/15/2024	2,490,807
Texas Private Activity Bond Surface Transportation Corp. Senior Lien RB for NTE Mobility Partners Segments 3 LLC Series 2013 (NR/NR)
3,805,000	6.750	06/30/2043	3,865,452
Texas Public Finance Authority RB Refunding for Southern University Series 2021 (NR/NR)
350,000	5.000	05/01/2024	356,114
490,000	5.000	05/01/2025	503,506
520,000	5.000	05/01/2026	540,740

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Texas State Technical College System Revenue Financing System Improvement Bonds Series 2022A (A2/AA)
$1,100,000	5.000%	08/01/2024	$ 1,134,224
1,450,000	5.000	08/01/2025	1,525,720
1,750,000	5.000	08/01/2026	1,870,617
1,300,000	5.000	08/01/2027	1,409,198
Texas Transportation Commission Central Texas Turnpike System RB 2nd Tier Revenue Refunding Bonds Series 2015-C (Baa1/A-)
2,850,000	5.000	08/15/2042	2,797,152
Texas Transportation Commission State Highway Fund First Tier RB Series 2016-B (AAA/NR)
46,000,000	0.560	04/01/2026	41,440,958
Texas Water Development Board State Revolving Fund RB Series 2022 (AAA/NR)
875,000	5.000	08/01/2026	947,055
Texas Water Development Board State Water Implementation Revenue Fund for Texas RB Series 2022 (NR/NR)
500,000	5.000	04/15/2024	514,100
1,090,000	5.000	10/15/2024	1,134,072
1,300,000	5.000	04/15/2025	1,367,960
1,625,000	5.000	10/15/2025	1,729,112
1,265,000	5.000	04/15/2026	1,360,990
1,850,000	5.000	10/15/2026	2,010,570
1,200,000	5.000	04/15/2027	1,316,525
1,450,000	5.000	10/15/2027	1,606,040
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B (PSF-GTD) (AAA/NR)(a)(b)
4,700,000	0.254	08/15/2024	4,484,654
Tomball Independent School District Variable Rate UT School Building Bonds Series 2014B-1 (PSF-GTD) (AAA/NR)(a)(b)
2,675,000	0.450	08/15/2023	2,634,715
Town of Little Elm Special Assessment RB for Valencia Public Improvement Project Series 2021 (NR/NR) (NR/NR)(e)
237,000	2.375	09/01/2026	211,458
Travis County Development Authority Contract Assessment RB for Turner’s Crossing Public Improvement District Improvement Area Project Series 2022 (NR/NR)(e)
386,000	4.375	09/01/2027	381,023
Trinity River Authority Regional Wastewater System RB Series 2022 (NR/AAA)
450,000	5.000	08/01/2025	476,372
315,000	5.000	08/01/2026	340,603
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2017C (Aa2/AA)
10,000,000	4.000	02/15/2033	10,231,237
University of Houston Board of Regents System Consolidated Revenue Refunding Bonds Series 2022A (AA/Aa2)
375,000	5.000	02/15/2025	393,277
650,000	5.000	02/15/2026	696,337
600,000	5.000	02/15/2027	655,163

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Texas – (continued)
Westside 211 Special Improvement District Limited Ad Valorem Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022 (Baa3/NR)
$160,000	5.000%	08/15/2023	$ 161,057
85,000	5.000	08/15/2024	86,585
85,000	5.000	08/15/2025	87,475
90,000	5.000	08/15/2026	93,230
90,000	5.000	08/15/2027	93,869
95,000	5.000	08/15/2028	99,222
100,000	5.000	08/15/2029	104,745
110,000	5.000	08/15/2030	115,480
115,000	5.000	08/15/2031	120,525
120,000	5.000	08/15/2032	125,220
Westside 211 Special Improvement Project District LT & Subordinate Lien Sales & Use Tax Road Bonds Series 2021 (NR/NR)
260,000	2.000	08/15/2024	249,113
270,000	2.000	08/15/2026	250,600

			603,880,213

Utah – 0.2%
Salt Lake City International Airport RB Series 2021A (A2/A)
2,500,000	5.000	07/01/2027	2,651,483
7,420,000	5.000	07/01/2028	7,931,817
Utah Telecommunication Open Infrastructure Agency Sales Tax & Telecommunication Revenue Refunding Bonds Series 2022 (NR/AA-)
220,000	5.000	06/01/2024	225,895
250,000	5.000	06/01/2025	261,749
250,000	5.000	06/01/2026	265,973
300,000	5.000	06/01/2027	323,968

			11,660,885

Virginia – 2.2%
Chesapeake Bay Bridge & Tunnel District RB First Tier General Resolution Anticipation Notes Series 2019 (Baa2/BBB)
36,645,000	5.000	11/01/2023	36,979,785
City of Chesapeake IDA Pollution Control Refunding RB Series 2008A (Non-Amt) (BBB+/A) (PUTABLE)(a)(b)(c)
2,250,000	1.900	06/01/2023	2,224,802
City of Salem Economic Development Authority Educational Facilities RB Series 2020 (BBB+/NR)
250,000	5.000	04/01/2023	250,680
270,000	5.000	04/01/2024	274,379
270,000	5.000	04/01/2025	277,441
Commonwealth of Virginia Commonwealth Transportation Board Capital Projects RB Series 2016 (Aa1/AA+)
11,855,000	4.000	05/15/2032	12,291,691
Halifax County IDA Recovery Zone Facility RB Series 2010A (NON-AMT) (A2\BBB+) (PUTABLE)(a)(b)(c)
5,000,000	1.650	05/31/2024	4,801,008

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Virginia – (continued)
Hampton Roads Transportation Authority Accountability Commission Transportation Fund Senior Lien Bond Anticipation Notes Series 2021A (Aa2/A+)
$14,325,000	5.000%	07/01/2026	$ 15,429,144
Henry County Industrial Development Authority Grant Anticipation RB Series 2019 B (A1/NR)
5,625,000	2.000	11/01/2023	5,557,585
Louisa Industrial Development Authority RB Virginia Electric and Power Co. Series 2008 B (A2/BBB+) (PUTABLE)(a)(b)(c)
2,500,000	0.750	09/02/2025	2,265,913
Town of Louisa IDA Pollution Control Refunding RB Series 2008A (BBB+/A) (PUTABLE)(a)(b)(c)
1,325,000	1.900	06/01/2023	1,310,161
Virginia College Building Authority Educational Facilities RB Series 2021 (BBB-/NR)
175,000	5.000	06/01/2023	175,487
270,000	5.000	06/01/2025	275,245
340,000	5.000	06/01/2026	348,947
300,000	5.000	06/01/2027	309,205
Virginia Housing Development Authority RB for Rental Housing Series 2019 E (Aa1/AA+)
2,535,000	1.400	12/01/2023	2,493,081
Virginia Housing Development Authority Rental Housing Bonds 2018 Series E-NON-AMT (AA+/NR)
11,625,000	0.670	03/01/2025	10,978,908
Virginia Port Authority Commonwealth Port Fund RB Series 2015 (AMT) (Aa1/AA+)(b)
2,150,000	5.000	07/01/2025	2,251,094
Virginia Port Authority Commonwealth Port Fund Revenue Refunding Bonds Series 2015A (AMT) (A/NR)(b)
2,000,000	5.000	07/01/2025	2,101,411
Virginia Small Business Financing Authority Environmental Facilities RB for Pure Salmon Virginia LLC Project Series 2022 (NR/NR)(a)(b)
15,000,000	3.500	11/01/2023	14,946,656
Virginia Small Business Financing Authority RB Refunding National Senior Campuses, Inc. Obligated Group Series 2020 A (NR/NR)
700,000	5.000	01/01/2025	718,223
1,250,000	5.000	01/01/2026	1,300,645
Wise County IDA Solid Waste & Sewage Disposal RB Series 2009A (BBB+/NR) (PUTABLE)(a)(b)(c)
12,500,000	0.750	09/02/2025	11,329,566
Wise County IDA Solid Waste & Sewage Disposal RB Series 2010A (NON-AMT) (BBB+/NR) (PUTABLE)(a)(b)(c)
6,895,000	1.200	05/31/2024	6,578,769
York County Economic Development Authority Pollution Control Refunding RB Series 2009A (NON-AMT) (BBB+/A) (PUTABLE)(a)(b)(c)
4,250,000	1.900	06/01/2023	4,202,403

			139,672,229

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – 2.3%
City of Seattle Municipal Light & Power Refunding RB 2021 Series B (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.25%)
$10,000,000	3.380%	11/01/2026	$ 9,805,337
Clark County Evergreen School District UT GO Bonds Series 2022 (Aa3/NR)
1,615,000	5.000	12/01/2024	1,684,317
Issaquah School District UT GO Refunding Bonds Series 2022 (Aaa/AA+)
765,000	4.000	12/01/2024	782,836
960,000	5.000	12/01/2025	1,022,557
1,975,000	5.000	12/01/2026	2,145,772
1,500,000	4.000	12/01/2027	1,591,743
King County Housing Authority RB Refunding Series 2020 (NR/AA)
225,000	3.000	06/01/2024	223,307
280,000	3.000	06/01/2025	276,771
King County Junior Lien Sewer RB Refunding Series 2020 A (Aa2/AA)(a)(b)
15,845,000	0.625	01/01/2024	15,316,847
King County Junior Lien Sewer Revenue Refunding Bonds 2021 Series A (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000	3.360	01/01/2027	10,952,293
King County Sewer Improvement Refunding RB 2016 Series B (Aa1/AA+)
12,500,000	4.000	07/01/2033	12,876,307
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2015B (A1/AA-)
4,545,000	5.000	03/01/2033	4,671,598
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2021C (A1/AA-)
4,995,000	5.000	08/01/2024	5,113,179
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series 2022B (AMT) (A1/AA-)
975,000	5.000	08/01/2024	998,068
1,500,000	5.000	08/01/2026	1,579,926
2,000,000	5.000	08/01/2028	2,143,945
State of Washington Various Purpose GO Bonds Series 2022A (Aaa/AA+)
5,885,000	5.000	08/01/2027	6,487,769
State of Washington Various Purpose GO Bonds Series 2022C (Aaa/AA+)
5,125,000	5.000	02/01/2026	5,486,039
State of Washington Various Purpose GO Refunding Bonds Series R-2018C (Aaa/AA+)
13,825,000	5.000	08/01/2024	14,313,530
State of Washington Various Purpose GO Refunding Bonds Series R-2022C (AA+/Aaa)
17,640,000	4.000	07/01/2026	18,457,342
State of Washington Various Purpose GORefunding Bonds Series R-2016B (Aaa/AA+)
1,075,000	5.000	07/01/2025	1,137,216

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Washington – (continued)
Washington Economic Development Finance Authority Environmental Facilities Revenue Refunding Bonds for Mura Cascade ELP LLC Project Series 2022 (NR/NR)(a)(b)(e)
$10,000,000	3.900%	12/08/2023	$ 9,989,331
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-1 (Baa1/A-)
1,300,000	5.000	08/01/2025	1,351,799
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019A-2 (Baa1/A-)
3,260,000	5.000	08/01/2025	3,389,896
Washington Health Care Facilities Authority RB for Commonspirit Health Series 2019B-2 (Baa1/A-)(a)(b)
5,000,000	4.891	08/01/2025	5,148,018
Washington Healthcare Facilities Authority RB Series 2019B-1 (A-/BBB+)(a)(b)
7,445,000	5.000	08/01/2024	7,548,606

			144,494,349

West Virginia – 0.3%
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2010A (A-/A-) (PUTABLE)(a)(b)(c)
4,645,000	0.625	12/15/2025	4,187,548
West Virginia Economic Development Authority Solid Waste Disposal Facilities RB Series 2011A (A-/A-) (PUTABLE)(a)(b)(c)
5,650,000	1.000	09/01/2025	5,201,724
West Virginia Economic Development Authority Solid Waste Disposal Facilities Revenue Refunding Bonds for Wheeling Power Company Project Series 2013A (NR/A-) (PUTABLE)(a)(b)(c)
10,350,000	3.000	06/18/2027	9,818,747
West Virginia Hospital Finance Authority Hospital Refunding & Improvement RB 2018 Series A (BBB+/NR)
550,000	5.000	01/01/2023	550,000

			19,758,019

Wisconsin – 1.0%
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000	2.000	04/01/2026	3,163,919
Public Finance Authority Healthcare Facilities Revenue & Refunding RB Series 2020A (A/NR)
300,000	5.000	01/01/2023	300,000
300,000	5.000	01/01/2024	304,967
300,000	5.000	01/01/2025	310,203
Public Finance Authority Hospital RB Series 2020A (A+/A+)
300,000	5.000	06/01/2026	315,093
Public Finance Authority Pollution Control Revenue Refunding Bonds for Duke Energy Progress Project Series 2022A (NON-AMT) (NR/A) (PUTABLE)(a)(b)(c)
5,145,000	3.265	10/01/2026	5,154,804
Public Finance Authority RB Refunding for Fellowship Senior Living Obligated Group Series 2019 A (NR/NR)
1,925,000	4.000	01/01/2026	1,900,978
2,000,000	4.000	01/01/2027	1,960,252
1,720,000	4.000	01/01/2028	1,670,697
1,790,000	4.000	01/01/2029	1,720,697

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB Series 2020A (AGM) (AA/NR)
$160,000	4.000%	07/01/2024	$ 161,720
265,000	4.000	07/01/2025	269,869
Public Finance Authority Tax Increment Reinvestment Zone No. 11 Tax Allocation Series 2019 (Baa3/NR)(f)
9,579,000	0.000	12/15/2027	6,977,374
State of Wisconsin GO Bonds 2016 Series A (AA+/Aa1)
5,000,000	5.000	05/01/2033	5,236,687
5,000,000	5.000	05/01/2034	5,228,644
Waushara County Note Anticipation Notes Series 2022A (A+/NR)
5,260,000	4.500	06/01/2027	5,421,323
Wisconsin Health & Educational Facilities Authority RB for Marshfield Clinic Health System Series 2020B-2 (NR/A-)(a)(b)
10,690,000	5.000	02/15/2027	11,168,963
Wisconsin Health & Educational Facilities Authority RB Series 2018C-4 (AA/AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.65%)
4,000,000	3.780	07/31/2024	4,001,176
Wisconsin Health & Educational Facilities Authority RB Series 2020 for Hmong American Peace Academy (BBB/NR)
115,000	4.000	03/15/2023	114,814
120,000	4.000	03/15/2024	119,089
125,000	4.000	03/15/2025	124,143
Wisconsin Health & Educational Facilities RB Series 2020 (NR/NR)
290,000	4.000	02/01/2023	290,010
Wisconsin Health and Educational Facilities Authority RB Series 2018C (Aa3\AA)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000	3.310	07/01/2026	3,204,447
Wisconsin Housing & Economic Development Authority Home Ownership RB 2021 Series D (GNMA/FHLMC/FNMA COLL) (AA/NR)(b)(d)
	(SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000	3.280	12/02/2024	6,719,382

			65,839,251

TOTAL MUNICIPAL BONDS
(Cost $6,293,811,436)			$6,196,819,477

Corporate Bonds – 0.0%
Commercial Services – 0.0%
Howard University Series (AA/NR)
$2,030,000	2.416%	10/01/24	$ 1,916,907
Howard University Series (BBB-/NR)
1,500,000	2.801	10/01/23	1,470,756

			3,387,663

TOTAL CORPORATE BONDS
(Cost $3,530,000)			$ 3,387,663

TOTAL INVESTMENTS – 98.1%
(Cost $6,297,341,436)			$6,200,207,140

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%			119,463,624

NET ASSETS – 100.0%			$6,319,670,764

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Variable Rate Demand Instruments - rate shown is that which is in effect on December 31, 2022. Certain variable rate securities are not based on published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b)	Pre-refunded security. Maturity date disclosed is pre-refunding date.

(c)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rates disclosed is that which is in effect on December 31, 2022.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Zero coupon bond until next reset date.

(h)	When-issued security.

(i)	Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ABS	— Asset-Backed Security
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BAM	— Build America Mutual Assurance Co.
BHAC	— Berkshire Hathaway Assurance Corp.
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. Insured Custodial Receipts
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
HUD SECT 8	— Hud Section 8
IDA	— Industrial Development Agency
LIBOR	— London Interbank Offered Rates
LP	— Limited Partnership
LT	— Limited Tax
NR	— Not Rated
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RB	— Revenue Bond
RMKT	— Remarketed
SD CRED PROG	— School District Credit Program
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONYMA	— State of New York Mortgage Agency
ST AID WITHHLDG	— State Aid Withholding
ST APPROP	— State Appropriation
UT	— Unlimited Tax
UPMC	— University of Pittsburgh Medical Center
WR	— Withdrawn Rating

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at December 31, 2022(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000%	0.171%	JPMorgan Chase Bank NA	03/20/2023	USD 10,000	$20,466	$(10,603)	$31,069
California State Various Purpose GO Bonds Series 2003, 5.000%, 03/20/2023	1.000	0.171	Bank of America NA	03/20/2023	5,000	10,234	(5,301)	15,535

TOTAL						$30,700	$(15,904)	$46,604

(a)	Payments received quarterly.
(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designees). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2022:

DYNAMIC MUNICIPAL INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$7,454,558,908	$—
Corporate Bonds	—	13,128,731	31,266,022

Total	$—	$7,467,687,639	$31,266,022

Derivative Type

Assets(a)
Futures Contracts	$5,023,045	$—	$—
Credit Default Swap Contracts	—	6,214	—

Total	$5,023,045	$6,214	$—

HIGH YIELD MUNICIPAL FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$7,681,438,965	$—
Corporate Bonds	—	25,050,550	59,252,989

Total	$—	$7,706,489,515	$59,252,989

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$342,483	$—

MUNICIPAL INCOME COMPLETION FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$167,508,718	$—
Corporate Bonds	—	82,892	1,389,659

Total	$—	$167,591,610	$1,389,659

Derivative Type

Assets(a)
Futures Contracts	$142,411	$—	$—

SHORT DURATION TAX-FREE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Municipal Bonds	$—	$6,196,819,477	$—
Corporate Bonds	—	3,387,663	—

Total	$—	$6,200,207,140	$—

Derivative Type

Assets(a)
Credit Default Swap Contracts	$—	$46,604	$—

(a)	Amount shown represents unrealized gain at period end.

GOLDMAN SACHS MUNICIPAL FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (together, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives is also subject to operational and legal risks. Operational risks refer to risks related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error. Legal risks refer to the risks of loss resulting from insufficient documentation, or legality or enforceability of a contract. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a Designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June, 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time

Large Shareholder Transactions Risk — Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds).

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.

Tax Risk — The Funds may be adversely impacted by changes in tax rates and policies. Because interest income from municipal securities is normally not subject to regular federal income taxation, the attractiveness of municipal securities in relation to other investment alternatives is affected by changes in federal and state income tax rates or changes in the tax-exempt status of interest income from municipal securities. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the demand for and supply, liquidity and marketability of municipal securities. This could in turn affect a Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels. Additionally, these Funds would not be a suitable investment for IRAs, other tax-exempt or tax-deferred accounts or for other investors who are not sensitive to the federal, state or local income tax consequences of their investments.